UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04347

GMO Trust

(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/29/16

Date of reporting period: 11/30/15

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the registrant for the period ended November 30, 2015 are filed herewith.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($) / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 57.0%

		Foreign Government Obligations — 0.3%
EUR	6,600,000	United Mexican States, 4.00%, due 03/15/2115	6,117,578

		U.S. Government — 56.7%
	128,622,800	U.S. Treasury Bond, 3.13%, due 11/15/41	133,461,204
	144,121,196	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/24 (a)	138,228,801
	238,719,272	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	230,133,972
	133,357,854	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (a)	130,461,455
	192,386,850	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (a)	192,078,646
	64,220,959	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	71,264,328
	18,271,388	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	20,550,086
	113,782,147	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (a)	133,374,068
	105,891,798	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	121,807,229
	145,504,887	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	175,327,715
	12,014,167	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	16,599,110
	25,783,059	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/23 (a)	24,930,336
	35,909,800	U.S. Treasury Strip Principal, due 11/15/41	16,326,175

		Total U.S. Government	1,404,543,125

		TOTAL DEBT OBLIGATIONS (COST $1,466,561,903)	1,410,660,703

		MUTUAL FUNDS — 24.7%

		United States — 24.7%
		Affiliated Issuers — 24.7%
	24,457,984	GMO U.S. Treasury Fund	611,449,590

		TOTAL MUTUAL FUNDS (COST $611,535,569)	611,449,590

Principal Amount		Description	Value ($)
		OPTIONS PURCHASED — 11.7%

		Currency Options — 2.8%
EUR	206,624,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	2,293,549
EUR	11,965,200	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	9,165,326
EUR	4,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-JPM)	3,064
EUR	8,337,600	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	6,320,521
EUR	3,573,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	2,708,600
USD	108,732,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	193,108
EUR	241,831,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	981,911
EUR	562,564,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	11,252,148
EUR	201,363,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	7,165,421
EUR	402,727,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	2,425,356
USD	53,706,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	4,754,700
USD	53,578,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	4,545,558
USD	53,578,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	201,185
USD	53,706,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	179,593
EUR	11,940,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	8,609,876
EUR	11,949,600	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	7,922,405

		Total Currency Options	68,722,321

Principal Amount		Expiration Date	Description	Floating Rate	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 5.2%
EUR	396,634,000	02/22/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.56%	GS	26,694,766
GBP	37,382,000	03/11/2016	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.34%	MSCI	4,776,407
USD	218,726,500	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	2,522,573

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Principal Amount		Expiration Date	Description	Floating Rate	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — (continued)
GBP	37,382,000	03/11/2016	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.34%	MSCI	534,353
USD	218,726,500	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	4,242,638
GBP	92,879,000	02/09/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.61%	MSCI	1,525,306
GBP	69,527,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	921,802
GBP	178,503,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	GS	1,747,750
GBP	37,382,000	03/13/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.39%	MSCI	6,832,519
GBP	37,382,000	03/13/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.39%	MSCI	2,638,602
GBP	158,282,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	1,280,384
GBP	85,448,000	04/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.58%	GS	1,672,367
GBP	74,034,000	05/12/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	MSCI	1,709,334
EUR	186,688,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	9,330,682
GBP	176,159,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	1,557,917
GBP	111,514,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.68%	MSCI	2,078,563
GBP	74,343,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	3.00%	MSCI	1,221,010
EUR	186,688,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	10,086,131
EUR	186,688,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	10,771,361
EUR	757,576,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	28,255,510
EUR	203,649,000	03/12/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.83%	MSCI	9,779,047

				Total Options on Interest Rate Swaps				130,179,022

Number of Contracts	Description	Value ($)
	Quanto Options — 3.7%
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 07/19/19, Strike 3,000 (b)	2,000,996
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 07/26/19, Strike 3,000 (b)	2,005,825
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 08/02/19, Strike 3,000 (b)	2,009,429
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 08/09/19, Strike 3,000 (b)	2,010,864

Number of Contracts	Description	Value ($)
	Quanto Options — continued
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 08/16/19, Strike 3,000 (b)	2,014,493
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 08/23/19, Strike 3,000 (b)	2,019,342
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 08/30/19, Strike 3,000 (b)	2,024,360
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 09/06/19, Strike 3,000 (b)	2,029,243

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Number of Contracts	Description	Value ($)
	Quanto Options — continued
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 09/13/19, Strike 3,000 (b)	2,034,323
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 09/20/19, Strike 3,000 (b)	2,039,026
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 09/27/19, Strike 3,000 (b)	2,039,018
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 10/04/19, Strike 3,000 (b)	2,043,887
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 10/11/19, Strike 3,000 (b)	2,045,769
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 10/18/19, Strike 3,000 (b)	2,051,034
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 10/25/19, Strike 3,000 (b)	2,055,634
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 11/01/19, Strike 3,000 (b)	2,057,744
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 11/08/19, Strike 3,000 (b)	2,059,143
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 11/15/19, Strike 3,000 (b)	2,061,010
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 11/22/19, Strike 3,000 (b)	2,065,920
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 11/29/19, Strike 3,000 (b)	2,069,894
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 12/06/19, Strike 3,000 (b)	2,072,470
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 12/13/19, Strike 3,000 (b)	2,077,024
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 12/20/19, Strike 3,000 (b)	2,079,944
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 12/27/19, Strike 3,000 (b)	2,084,428
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 01/03/20, Strike 3,000 (b)	2,088,394
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 01/10/20, Strike 3,000 (b)	2,092,244
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 01/17/20, Strike 3,000 (b)	2,097,436
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 01/24/20, Strike 3,000 (b)	2,095,577
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 01/31/20, Strike 3,000 (b)	2,098,784
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 02/07/20, Strike 3,000 (b)	2,103,640
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 02/14/20, Strike 3,000 (b)	2,107,443
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 02/21/20, Strike 3,000 (b)	2,112,302
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 02/28/20, Strike 3,000 (b)	2,117,507

Number of Contracts / Shares / Par Value ($)	Description	Value ($)
	Quanto Options — continued
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 03/06/20, Strike 3,000 (b)	2,122,708
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 03/13/20, Strike 3,000 (b)	2,127,535
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 03/20/20, Strike 3,000 (b)	2,132,382
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 03/27/20, Strike 3,000 (b)	2,133,022
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 04/03/20, Strike 3,000 (b)	2,138,012
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 04/09/20, Strike 3,000 (b)	2,134,468
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 04/17/20, Strike 3,000 (b)	2,137,661
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 04/24/20, Strike 3,000 (b)	2,139,100
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 04/30/20, Strike 3,000 (b)	2,118,665
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 05/08/20, Strike 3,000 (b)	2,085,505
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 05/15/20, Strike 3,000 (b)	2,073,557

	Total Quanto Options	91,306,762

	TOTAL OPTIONS PURCHASED (COST $307,704,208)	290,208,105

	SHORT-TERM INVESTMENTS — 9.4%

	Money Market Funds — 0.2%
4,307,775	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (c)	4,307,775

	U.S. Government — 9.2%
31,000,000	U.S. Treasury Bill, 0.06%, due 01/07/16 (d)	30,997,954
70,000,000	U.S. Treasury Bill, 0.33%, due 05/12/16 (d)	69,896,960
45,000,000	U.S. Treasury Bill, 0.21%, due 04/07/16 (d)(e)	44,965,980
70,000,000	U.S. Treasury Note, 0.38%, due 01/31/16	70,019,110
13,000,000	U.S. Treasury Note, 2.13%, due 12/31/15	13,019,292

	Total U.S. Government	228,899,296

	TOTAL SHORT-TERM INVESTMENTS (COST $233,236,951)	233,207,071

	TOTAL INVESTMENTS — 102.8% (Cost $2,619,038,631)	2,545,525,469
	Other Assets and Liabilities (net) — (2.8%)	(68,777,543)

	TOTAL NET ASSETS — 100.0%	$2,476,747,926

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	211,106,971	USD	61,897,312	$9,249,553
02/17/2016	GS	CHF	549,180,591	USD	597,374,465	61,002,258
03/03/2016	GS	CHF	50,354,800	USD	51,466,476	2,249,053
01/25/2016	BOA	EUR	3,235,000	USD	3,450,341	26,683
02/08/2016	GS	EUR	133,616,000	USD	144,537,419	3,073,653
02/09/2016	DB	EUR	57,966,000	USD	62,748,195	1,375,858
02/17/2016	GS	EUR	56,582,000	USD	61,227,382	1,306,486
03/14/2016	GS	EUR	213,373,000	USD	227,893,033	1,751,422
03/14/2016	JPM	EUR	184,038,000	USD	199,749,324	4,698,171
03/16/2016	JPM	EUR	181,226,000	USD	193,911,648	1,828,622
03/27/2017	DB	EUR	7,635,000	USD	8,375,595	151,795
11/07/2017	GS	EUR	238,995,000	USD	262,404,560	1,831,243
12/22/2017	JPM	EUR	62,184,000	USD	68,688,446	720,963
12/18/2015	GS	GBP	162,778,000	USD	241,258,080	(3,909,455)
12/18/2015	GS	USD	240,705,002	GBP	162,778,000	4,462,533
01/25/2016	BOA	USD	259,436,384	EUR	240,889,722	(4,498,491)
01/25/2016	BOA	USD	1,812,241	GBP	1,183,107	(30,054)
01/25/2016	DB	USD	210,036,113	EUR	195,900,784	(2,710,816)
01/25/2016	DB	USD	1,783,549	GBP	1,165,448	(27,963)
01/25/2016	GS	USD	166,938,744	EUR	155,167,721	(2,721,975)
01/25/2016	MSCI	USD	1,813,185	GBP	1,183,107	(30,998)
02/08/2016	GS	USD	142,234,232	EUR	133,616,000	(770,467)
02/09/2016	DB	USD	4,751,636	EUR	4,396,000	(97,308)
02/17/2016	GS	USD	523,143,865	CHF	489,911,060	(44,658,862)
03/14/2016	GS	USD	227,615,648	EUR	213,373,000	(1,474,038)
03/14/2016	JPM	USD	195,301,126	EUR	184,038,000	(249,973)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/16/2016	JPM	USD	194,392,069	EUR	181,226,000	$(2,309,043)
03/24/2016	JPM	USD	61,831,182	BRL	211,106,971	(9,183,423)
03/24/2016	JPM	USD	10,747,444	EUR	9,788,200	(370,219)
03/29/2016	GS	USD	6,648,728	EUR	6,067,000	(215,616)
03/29/2016	JPM	USD	6,475,624	EUR	5,870,600	(250,764)
11/07/2017	GS	USD	263,778,782	EUR	238,995,000	(3,205,464)
12/22/2017	JPM	USD	69,205,942	EUR	62,184,000	(1,238,458)

						$15,774,906

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
3,475	Euro STOXX 50	December 2015	$128,421,422	$(12,486,165)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Call	EUR	11,965,200	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-DB)	$4,071,818	$(316,046)
Call	EUR	4,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21 (OTC) (CP-JPM)	1,369	(106)
Call	EUR	8,337,600	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	1,207,118	(352,363)
Call	EUR	3,573,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	499,991	(141,564)
Call	EUR	241,831,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	3,672,399	(815,066)
Call	EUR	402,727,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	5,808,694	(1,082,049)
Call	EUR	11,940,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	1,920,631	(756,912)
Call	EUR	11,949,600	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	2,438,769	(1,357,225)

					$19,620,789	$(4,821,331)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
EUR	152,083,125	12/14/2015	Call-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Receive	0.69%	MSCI	$3,149,341	$(67,808)
EUR	152,083,125	12/14/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.69%	MSCI	3,149,341	(2,659,792)
GBP	37,382,000	03/11/2016	Put-OTC 11-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.12%	MSCI	1,697,289	(352,669)
GBP	37,382,000	03/11/2016	Call-OTC 11-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.12%	MSCI	1,697,289	(1,606,042)
EUR	247,417,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	7,308,893	(1,336,320)
EUR	248,033,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	6,618,848	(1,831,008)
EUR	250,613,000	09/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.95%	GS	4,440,092	(2,154,027)
EUR	246,230,000	12/16/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	6,418,083	(2,712,628)
GBP	174,688,000	01/27/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.53%	GS	7,730,388	(4,869,407)
GBP	92,879,000	02/09/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.61%	MSCI	3,886,559	(2,990,601)
GBP	69,527,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.95%	MSCI	3,800,982	(4,272,667)
GBP	178,503,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.81%	GS	9,608,265	(7,632,727)
GBP	37,382,000	03/13/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.25%	MSCI	2,395,187	(2,500,440)
GBP	37,382,000	03/13/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.25%	MSCI	2,395,187	(1,433,986)
GBP	158,282,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.89%	GS	8,395,545	(7,808,410)
GBP	85,448,000	04/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.58%	GS	4,398,419	(2,846,049)
GBP	74,034,000	05/12/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.81%	MSCI	4,527,613	(4,089,578)
EUR	93,344,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	3,023,363	(1,808,541)
GBP	176,159,000	05/19/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.91%	GS	9,806,793	(9,404,280)
GBP	74,343,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.50%	MSCI	3,470,807	(2,981,370)
GBP	111,514,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.68%	MSCI	5,495,420	(4,776,362)
EUR	186,688,000	08/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	6,958,443	(4,155,561)
EUR	186,688,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	7,320,197	(4,675,499)
EUR	757,576,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	25,234,477	(18,606,487)
EUR	407,298,000	03/12/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.83%	MSCI	15,212,569	(7,602,220)

								$158,139,390	$(105,174,479)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
180,603,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$1,707,797
89,878,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	701,756
91,728,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	605,323
92,725,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	512,249
172,838,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,116,962

						$4,644,087

				Premiums to (Pay) Receive		$—

Correlation Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
464,679	USD	7/19/2019	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of 30% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (b)	$(6,811,958)
183,676	USD	1/6/2020	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of 40% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (b)	(955,639)

				$(7,767,597)

			Premiums to (Pay) Receive	$—

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
7,363,134,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(158,202)
7,363,054,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(158,891)
7,363,054,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,127)
7,363,054,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,315)
7,363,054,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(163,804)
7,363,054,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(161,029)
7,363,054,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(160,834)
7,363,054,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(161,369)
7,363,054,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(161,291)
7,363,054,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(161,351)
72,119,587,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,033,039)
75,075,878,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,371,773)
101,070,277,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,232,262)
107,196,730,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,474,585)
12,487,890,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(269,328)
12,487,890,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(269,463)
12,487,890,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(284,988)
12,487,890,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(270,793)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
12,487,890,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(271,793)
7,568,420,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(156,876)
7,568,420,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(170,731)
7,568,420,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(157,288)
7,568,420,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(157,763)
7,568,420,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(157,961)
11,430,840,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(292,382)
11,430,840,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(286,369)
11,430,840,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(279,121)
11,430,840,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(284,872)
11,430,840,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(287,748)
9,525,700,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(196,985)
9,525,700,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(196,911)
9,525,700,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(196,835)
9,525,700,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(208,079)
9,525,700,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(202,897)
9,525,700,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210,920)
9,525,700,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210,661)
9,525,700,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210,394)
9,525,700,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(221,784)
9,525,700,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(216,182)
11,430,840,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(277,969)
11,430,840,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(277,402)
11,430,840,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(277,053)
11,430,840,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(290,529)
11,430,840,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(283,775)
7,568,420,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,359)
7,568,420,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,445)
7,568,420,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(168,626)
7,568,420,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(164,303)
7,568,420,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(159,845)
12,487,890,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(274,838)
7,547,000,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(187,895)
12,487,890,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(298,138)
12,487,890,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(290,955)
12,487,890,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(275,198)
12,487,890,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(275,366)
7,547,000,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(188,322)
7,547,000,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(188,250)
7,547,000,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(197,689)
7,547,000,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(188,854)
6,770,429,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(214,055)
6,770,429,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(213,944)
6,770,429,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(222,051)
6,770,429,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(213,670)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
6,770,429,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(213,471)
6,770,429,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(213,270)
6,770,429,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(221,373)
6,770,429,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(213,142)
6,770,429,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(212,928)
6,770,429,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(212,791)
4,016,383,300	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(131,303)
4,016,383,300	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(131,303)
4,016,383,300	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(131,164)
4,016,383,300	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(131,164)
4,016,383,300	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(135,970)
4,016,383,300	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(135,970)
4,016,383,300	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(131,010)
4,016,383,300	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(131,010)
4,016,383,300	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,710)
4,016,383,300	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,710)
4,016,383,300	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(135,659)
4,016,383,300	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(135,659)
36,243,756,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,266,546)
10,265,425,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(353,769)
4,016,383,300	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,303)
4,016,383,300	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,303)
4,016,383,300	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,215)
4,016,383,300	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,215)
4,016,383,300	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,133)
4,016,383,300	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(130,133)
4,016,383,300	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(135,081)
4,016,383,300	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(135,081)
7,336,598,700	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(282,204)
7,336,598,700	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(277,108)
7,336,598,700	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(276,907)
7,336,598,700	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(276,768)
7,336,598,700	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(285,806)
7,336,598,700	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(276,589)
7,336,598,700	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(276,796)
7,336,598,700	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(276,900)
7,336,598,700	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(277,084)
7,336,598,700	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(277,211)
7,523,473,400	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(306,468)
7,523,473,400	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(306,405)
7,523,473,400	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(304,855)
7,523,473,400	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(304,802)
7,523,473,400	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(303,575)
9,412,432,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(424,064)
9,412,432,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(435,968)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
9,412,432,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(423,120)
9,412,432,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(422,920)
9,412,432,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(422,722)
9,412,432,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(434,659)
9,192,457,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(465,643)
9,192,457,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(465,462)
9,192,457,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(465,282)
9,192,457,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(477,124)
9,192,457,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(464,616)
9,192,457,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(464,351)
7,523,473,400	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(406,569)
7,523,473,400	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(416,428)
7,523,473,400	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(406,665)
7,523,473,400	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(406,673)
7,523,473,400	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(406,943)
7,523,473,400	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(412,191)
761,150,500	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	1,172,465
7,523,473,400	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(407,149)
889,786,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	2,153,061
7,523,473,400	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(407,168)
7,523,473,400	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(417,076)
7,523,473,400	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(407,283)
273,603,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	389,574
8,265,162,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(415,644)
8,265,162,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(415,673)
8,265,162,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(426,436)
8,265,162,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(415,786)
8,265,162,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(415,997)
8,265,162,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(416,043)
8,265,162,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(427,264)
8,265,162,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(416,015)
8,265,162,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(365,476)
8,265,162,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(365,823)
8,265,162,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(366,026)
8,265,162,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(366,277)
8,265,162,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(366,504)
8,265,162,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(366,577)
8,265,162,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(377,577)
7,855,929,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(275,570)
7,855,929,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(275,952)
7,855,929,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(276,173)
7,855,929,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(286,958)
7,855,929,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(277,003)
7,855,929,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(277,094)
7,855,929,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(278,459)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
7,855,929,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(278,908)
1,070,356,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	5,053,689
649,528,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	5,801,519
531,239,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	3,656,798
643,151,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	4,871,755
321,445,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,670,358
433,630,500	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	3,848,614
26,174,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	211,922
98,226,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	104,773
6,600,000	EUR	4/15/2015	4/15/2045	GS	3 Month EURIBOR	3 Month USD LIBOR	411,405

							$(20,956,769)

					Premiums to (Pay) Receive		$(17,196,152)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
For EURIBOR, Fund pays 3 month EURIBOR adjusted by a spread. Spread is (0.18)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.37)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
102,365,000	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	$(2,579,245)
102,365,000	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	764,403

							$(1,814,842)

					Premiums to (Pay) Receive		$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
61,339,000	USD	1/22/2020	CSS (f)	(Pay)	1.46%	3 Month USD LIBOR	$19,760
1,182,921,000	DKK	2/25/2020	CSS (f)	Receive	0.39%	6 Month DKK LIBOR	232,386
608,652,000	DKK	2/27/2020	CSS (f)	Receive	0.32%	6 Month DKK LIBOR	(111,538)
1,179,943,000	DKK	3/2/2020	CSS (f)	Receive	0.34%	6 Month DKK LIBOR	(89,624)
1,170,523,000	DKK	3/2/2020	CSS (f)	Receive	0.33%	6 Month DKK LIBOR	(209,880)
485,337,000	DKK	3/6/2020	CSS (f)	Receive	0.36%	6 Month DKK LIBOR	(557)
742,150,000	DKK	3/9/2020	CSS (f)	Receive	0.38%	6 Month DKK LIBOR	67,969
718,964,000	DKK	3/10/2020	CSS (f)	Receive	0.41%	6 Month DKK LIBOR	205,424
771,718,000	DKK	3/20/2020	CSS (f)	Receive	0.37%	6 Month DKK LIBOR	(12,750)
706,861,000	DKK	6/10/2020	CSS (f)	(Pay)	0.77%	6 Month DKK LIBOR	(1,715,228)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
304,183,000	DKK	6/11/2020	CSS (f)	(Pay)	0.80%	6 Month DKK LIBOR	$(798,314)
1,014,275,000	DKK	6/12/2020	CSS (f)	(Pay)	0.87%	6 Month DKK LIBOR	(3,084,264)
674,000,000	DKK	8/4/2020	JPMF (f)	(Pay)	0.71%	6 Month DKK LIBOR	(1,321,515)
343,000,000	DKK	8/7/2020	JPMF (f)	(Pay)	0.73%	6 Month DKK LIBOR	(713,928)
439,629,000	DKK	8/13/2020	JPMF (f)	(Pay)	0.70%	6 Month DKK LIBOR	(822,787)
807,000,000	DKK	8/17/2020	JPMF (f)	(Pay)	0.72%	6 Month DKK LIBOR	(1,609,604)
22,000,000	EUR	12/16/2020	JPMF (f)	Receive	0.31%	6 Month EURIBOR	156,878
74,961,000	EUR	12/16/2020	JPMF (f)	Receive	0.37%	6 Month EURIBOR	757,597
14,000,000	GBP	12/16/2020	JPMF (f)	(Pay)	1.46%	6 Month GBP LIBOR	(49,765)
12,800,000	USD	12/16/2020	JPMF (f)	Receive	1.52%	3 Month USD LIBOR	(57,746)
1,398,528,000	MXN	10/11/2024	JPMF (f)	Receive	6.18%	TIIE	277,460
231,138,000	MXN	10/16/2024	JPMF (f)	Receive	6.03%	TIIE	(112,289)
839,317,000	MXN	10/25/2024	JPMF (f)	Receive	6.19%	TIIE	180,483
54,943,000	GBP	1/21/2025	JPMF (f)	(Pay)	1.45%	SONIA Index	1,720,148
290,017,000	MXN	7/30/2025	JPMF (f)	(Pay)	6.29%	TIIE	(81,161)
300,000,000	MXN	8/1/2025	JPMF (f)	(Pay)	6.28%	TIIE	(79,199)
159,772,000	EUR	11/24/2025	JPMF (f)	Receive	0.81%	6 Month EURIBOR	(495,852)
18,097,000	EUR	12/17/2025	JPMF (f)	Receive	1.70%	6 Month EURIBOR	138,092
441,000,000	EUR	12/17/2025	JPMF (f)	Receive	1.68%	6 Month EURIBOR	2,800,730
580,000,000	EUR	12/17/2025	JPMF (f)	(Pay)	0.02%	6 Month EURIBOR	(9,592,035)
64,963,000	EUR	12/17/2025	JPMF (f)	(Pay)	1.65%	6 Month EURIBOR	(322,781)
52,000,000	EUR	12/17/2025	JPMF (f)	Receive	1.66%	6 Month EURIBOR	277,005
92,000,000	GBP	12/17/2025	JPMF (f)	(Pay)	2.27%	6 Month GBP LIBOR	234,605
10,900,000	USD	12/17/2025	JPMF (f)	(Pay)	2.79%	3 Month USD LIBOR	(55,514)
604,000,000	EUR	12/18/2030	JPMF (f)	Receive	2.18%	6 Month EURIBOR	(326,875)
36,037,000	GBP	12/18/2030	JPMF (f)	Receive	2.61%	6 Month GBP LIBOR	488,347
45,000,000	GBP	12/18/2030	JPMF (f)	Receive	2.42%	6 Month GBP LIBOR	83,150
22,300,000	USD	12/18/2030	JPMF (f)	Receive	3.01%	3 Month USD LIBOR	54,838
37,556,000	AUD	12/23/2034	JPMF (f)	Receive	4.41%	6 Month AUD BBSW	933,831
18,713,000	AUD	12/30/2034	CSS (f)	Receive	4.37%	6 Month AUD BBSW	423,395
18,713,000	AUD	1/7/2035	JPMF (f)	Receive	4.11%	6 Month AUD BBSW	187,138
18,880,000	AUD	1/8/2035	CSS (f)	Receive	4.00%	6 Month AUD BBSW	94,961
37,665,000	AUD	1/9/2035	CSS (f)	Receive	3.96%	6 Month AUD BBSW	116,364
56,024,000	AUD	1/13/2035	CSS (f)	Receive	3.96%	6 Month AUD BBSW	152,189
37,360,000	AUD	1/13/2035	CSS (f)	Receive	3.95%	6 Month AUD BBSW	92,442
18,917,000	CHF	1/13/2035	CSS (f)	(Pay)	1.33%	6 Month CHF LIBOR	(419,611)
24,171,000	CHF	1/13/2035	CSS (f)	(Pay)	1.22%	6 Month CHF LIBOR	(279,069)
37,374,000	AUD	1/14/2035	CSS (f)	Receive	3.91%	6 Month AUD BBSW	10,980
19,024,000	CHF	1/15/2035	CSS (f)	(Pay)	1.35%	6 Month CHF LIBOR	(456,717)
36,487,000	AUD	1/16/2035	JPMF (f)	Receive	3.82%	6 Month AUD BBSW	(148,430)
18,417,000	AUD	1/20/2035	JPMF (f)	Receive	3.76%	6 Month AUD BBSW	(128,587)
36,831,000	AUD	1/21/2035	JPMF (f)	Receive	3.75%	6 Month AUD BBSW	(261,569)
95,876,000	AUD	3/4/2035	JPMF (f)	Receive	3.68%	6 Month AUD BBSW	(1,032,257)
52,846,000	AUD	3/4/2035	JPMF (f)	Receive	3.66%	6 Month AUD BBSW	(614,811)
1,992,000	CHF	3/4/2035	CSS (f)	(Pay)	1.14%	6 Month CHF LIBOR	(9,097)
70,342,000	AUD	3/6/2035	JPMF (f)	Receive	3.70%	6 Month AUD BBSW	(682,892)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
71,385,000	AUD	3/10/2035	JPMF (f)	Receive	3.75%	6 Month AUD BBSW	$(521,622)
114,195,000	AUD	3/10/2035	JPMF (f)	Receive	3.75%	6 Month AUD BBSW	(820,688)
68,829,000	AUD	3/19/2035	CSS (f)	Receive	3.51%	6 Month AUD BBSW	(1,315,115)
132,000,000	AUD	8/12/2035	JPMF (f)	(Pay)	4.00%	6 Month AUD BBSW	(564,835)
132,000,000	AUD	8/13/2035	JPMF (f)	(Pay)	3.99%	6 Month AUD BBSW	(532,863)
54,000,000	AUD	8/17/2035	JPMF (f)	(Pay)	4.07%	6 Month AUD BBSW	(414,030)
54,000,000	AUD	8/21/2035	JPMF (f)	(Pay)	4.00%	6 Month AUD BBSW	(234,195)
54,000,000	AUD	8/24/2035	JPMF (f)	(Pay)	3.88%	6 Month AUD BBSW	73,388
11,929,000	CHF	9/15/2035	JPMF (f)	Receive	1.23%	6 Month CHF LIBOR	134,551
3,220,000	AUD	10/7/2035	CSS (f)	(Pay)	3.73%	6 Month AUD BBSW	27,951
121,106,000	USD	11/15/2041	CSS (f)	(Pay)	2.51%	3 Month USD LIBOR	965,454
43,429,000	USD	11/15/2041	CSS (f)	(Pay)	2.44%	3 Month USD LIBOR	949,140
6,600,000	EUR	3/15/2045	CSS (f)	(Pay)	1.57%	6 Month EURIBOR	(121,947)
159,772,000	EUR	11/24/2045	JPMF (f)	(Pay)	1.28%	6 Month EURIBOR	9,399,307
72,166,000	EUR	12/20/2045	JPMF (f)	Receive	1.85%	6 Month EURIBOR	284,599
996,000,000	EUR	12/20/2045	JPMF (f)	Receive	1.83%	6 Month EURIBOR	1,961,090
29,372,000	EUR	12/20/2045	JPMF (f)	Receive	1.85%	6 Month EURIBOR	112,422
11,888,000	EUR	12/20/2045	JPMF (f)	Receive	1.80%	6 Month EURIBOR	(23,543)
2,480,000	EUR	12/20/2045	JPMF (f)	Receive	1.84%	6 Month EURIBOR	5,171
63,287,000	EUR	12/20/2045	JPMF (f)	(Pay)	1.49%	6 Month EURIBOR	347,071
26,918,000	EUR	12/20/2045	JPMF (f)	(Pay)	1.87%	6 Month EURIBOR	(156,184)
59,496,000	EUR	12/20/2045	JPMF (f)	(Pay)	1.89%	6 Month EURIBOR	(471,333)
40,650,000	EUR	12/20/2045	JPMF (f)	Receive	1.59%	6 Month EURIBOR	(1,058,873)
75,600,000	EUR	12/20/2045	JPMF (f)	Receive	1.68%	6 Month EURIBOR	(1,177,169)
107,000,000	EUR	12/20/2045	JPMF (f)	Receive	1.70%	6 Month EURIBOR	(497,774)
40,648,000	EUR	12/20/2045	JPMF (f)	Receive	1.77%	6 Month EURIBOR	(238,675)
37,626,000	EUR	12/20/2045	JPMF (f)	Receive	1.90%	6 Month EURIBOR	340,690
293,000,000	GBP	12/20/2045	JPMF (f)	Receive	2.17%	6 Month GBP LIBOR	7,766,064
12,436,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.20%	6 Month GBP LIBOR	(376,525)
8,588,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.20%	6 Month GBP LIBOR	(262,905)
53,500,000	GBP	12/20/2045	JPMF (f)	Receive	2.12%	6 Month GBP LIBOR	998,485
11,359,000	GBP	12/20/2045	JPMF (f)	Receive	2.06%	6 Month GBP LIBOR	117,828
29,673,000	GBP	12/20/2045	JPMF (f)	Receive	2.03%	6 Month GBP LIBOR	154,885
13,270,000	GBP	12/20/2045	JPMF (f)	Receive	2.23%	6 Month GBP LIBOR	470,656
67,500,000	GBP	12/20/2045	JPMF (f)	Receive	2.16%	6 Month GBP LIBOR	1,647,953
23,037,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.07%	6 Month GBP LIBOR	(257,891)
18,868,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.38%	6 Month GBP LIBOR	(1,091,960)
40,259,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.20%	6 Month GBP LIBOR	(1,247,486)
16,440,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.00%	6 Month GBP LIBOR	(18,281)
8,341,000	GBP	12/20/2045	JPMF (f)	Receive	2.22%	6 Month GBP LIBOR	284,623
14,243,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.15%	6 Month GBP LIBOR	(334,965)
7,028,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.16%	6 Month GBP LIBOR	(175,257)
19,600,000	USD	12/20/2045	JPMF (f)	Receive	2.92%	3 Month USD LIBOR	18,994

							$(1,843,868)

					Premiums to (Pay) Receive		$14,774,313

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Notes to Schedule of Investments:

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK LIBOR - London Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2015, which are subject to change based on the terms of the security.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(f)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

USD - United States Dollar

GMO Benchmark-Free Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS

	Money Market Funds — 0.1%
5,460	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (a)	5,460

	U.S. Government — 101.2%
8,450,000	U.S. Treasury Bill, 0.07%, due 12/17/15 (b)	8,449,797

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,455,207)	8,455,257

	TOTAL INVESTMENTS — 101.3% (Cost $8,455,207)	8,455,257
	Other Assets and Liabilities (net) — (1.3%)	(105,672)

	TOTAL NET ASSETS — 100.0%	$8,349,585

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/03/2015	BCLY	BRL	278,574	USD	81,665	$9,687
12/03/2015	JPM	BRL	278,574	USD	71,797	(181)
12/03/2015	GS	CHF	804,327	USD	870,306	88,508
12/03/2015	BOA	EUR	319,000	USD	341,319	4,275
12/03/2015	DB	EUR	10,000	USD	10,970	404
12/03/2015	GS	EUR	870,000	USD	941,463	22,253
12/03/2015	JPM	EUR	581,700	USD	631,350	16,746
12/03/2015	GS	GBP	187,000	USD	277,178	(4,460)
12/03/2015	BCLY	USD	71,890	BRL	278,574	88
12/03/2015	BOA	USD	343,530	EUR	319,000	(6,486)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/03/2015	DB	USD	10,879	EUR	10,000	$(313)
12/03/2015	GS	USD	833,498	CHF	804,327	(51,699)
12/03/2015	GS	USD	938,052	EUR	870,000	(18,841)
12/03/2015	GS	USD	276,518	GBP	187,000	5,121
12/03/2015	JPM	USD	81,593	BRL	278,574	(9,615)
12/03/2015	JPM	USD	625,424	EUR	581,700	(10,821)

						$44,666

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.
(b)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

BRL - Brazilian Real

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 25.4%

		Albania — 3.8%
		Foreign Government Obligations
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25(a)	10,318,186

		Mexico — 0.1%
		Foreign Government Obligations
EUR	350,000	United Mexican States, 4.00%, due 03/15/2115	324,417

		United States — 21.5%
		Asset-Backed Securities — 0.1%
USD	71,773	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.61%, due 01/25/36	62,801
USD	235,809	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.44%, due 11/15/33	224,019

		Total Asset-Backed Securities	286,820

		Corporate Debt — 1.1%
USD	1,000,000	Bank of America Corp., 3.30%, due 01/11/23	998,450
USD	1,000,000	Goldman Sachs Group, Inc. (The), 3.63%, due 01/22/23	1,025,350
USD	1,000,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	1,001,850

		Total Corporate Debt	3,025,650

		U.S. Government — 20.3%
USD	6,028,500	U.S. Treasury Bond, 2.75%, due 11/15/42	5,769,461
USD	23,671,100	U.S. Treasury Bond, 3.13%, due 11/15/41 (b)	24,561,536
USD	10,000,000	U.S. Treasury Bond, 3.13%, due 02/15/43	10,296,090
USD	4,804,000	U.S. Treasury Bond, 3.13%, due 02/15/42	4,980,773
USD	4,591,700	U.S. Treasury Bond, 3.63%, due 02/15/44	5,192,744
USD	6,586,800	U.S. Treasury Strip Principal, due 11/15/41	2,994,649
USD	862,800	U.S. Treasury Strip Principal, due 02/15/42	387,741
USD	81,500	U.S. Treasury Strip Principal, due 11/15/42	35,190
USD	1,518,300	U.S. Treasury Strip Principal, due 02/15/44	638,536

		Total U.S. Government	54,856,720

		Total United States	58,169,190

		TOTAL DEBT OBLIGATIONS (COST $70,283,717)	68,811,793

Shares / Principal Amount		Description	Value ($)
		MUTUAL FUNDS — 67.9%

		United States
		Affiliated Issuers
	1,099,869	GMO Debt Opportunities Fund, Class VI	27,364,744
	1,486,056	GMO Emerging Country Debt Fund, Class IV	13,850,044
	4,632,405	GMO U.S. Treasury Fund	115,810,121
	1,728,253	GMO World Opportunity Overlay Fund	26,857,055

		TOTAL MUTUAL FUNDS (COST $177,213,400)	183,881,964

		OPTIONS PURCHASED — 1.3%

		Currency Options — 0.5%
EUR	6,210,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	68,932
EUR	255,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	195,330
EUR	180,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	136,453
EUR	77,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	58,372
EUR	7,048,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	140,971
EUR	5,035,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	20,444
EUR	2,515,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	44,657
EUR	2,515,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	89,495
EUR	5,030,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	30,292
EUR	255,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	183,879
EUR	253,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	167,735
USD	2,228,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	3,957
USD	1,140,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	100,927
USD	1,143,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	96,972
USD	1,140,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	3,812
USD	1,143,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	4,292

		Total Currency Options	1,346,520

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Principal Amount		Expiration Date	Description	Floating Rate	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 0.8%
EUR	5,058,000	02/22/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.56%	GS	340,420
USD	7,312,000	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	84,329
USD	7,312,000	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	141,831
EUR	2,008,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	60,611
EUR	6,127,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	170,952
GBP	4,239,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	56,201
EUR	3,270,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	151,868
EUR	3,737,000	03/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.88%	GS	134,413
GBP	15,911,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	128,708
EUR	3,270,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	163,435
GBP	3,601,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	31,846
EUR	3,270,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	176,667
EUR	3,270,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	188,670
EUR	9,580,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	357,308

			Total Options on Interest Rate Swaps					2,187,259

			TOTAL OPTIONS PURCHASED (COST $4,597,934)					3,533,779

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 5.6%

	Money Market Funds — 1.3%
3,412,741	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (c)	3,412,741

	U.S. Government — 4.3%
3,500,000	U.S. Treasury Bill, 0.10%, due 12/24/15 (d)	3,499,773
8,000,000	U.S. Treasury Bill, 0.05%, due 12/17/15 (d)	7,999,808

	Total U.S. Government	11,499,581

	TOTAL SHORT-TERM INVESTMENTS (COST $14,912,206)	14,912,322

	TOTAL INVESTMENTS — 100.2% (Cost $267,007,257)	271,139,858
	Other Assets and Liabilities (net) — (0.2%)	(441,940)

	TOTAL NET ASSETS — 100.0%	$270,697,918

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	4,383,717	USD	1,285,321	$192,071
03/24/2016	JPM	USD	1,283,949	BRL	4,383,717	(190,698)
02/17/2016	GS	CHF	13,436,325	USD	14,560,049	1,437,096
03/03/2016	GS	CHF	1,031,800	USD	1,054,579	46,084
02/17/2016	GS	USD	8,873,543	CHF	8,324,000	(743,681)
01/25/2016	BOA	EUR	6,558,142	USD	7,062,840	122,241
03/27/2017	DB	EUR	101,000	USD	110,797	2,008
02/09/2016	DB	EUR	749,000	USD	810,793	17,778
01/25/2016	DB	EUR	2,640,139	USD	2,838,849	44,743
01/25/2016	DB	USD	2,328,086	EUR	2,194,000	(6,137)
02/09/2016	DB	USD	61,611	EUR	57,000	(1,262)
11/07/2017	GS	EUR	4,716,000	USD	5,177,932	36,135
02/08/2016	GS	EUR	1,734,000	USD	1,875,730	39,886
02/17/2016	GS	EUR	724,000	USD	783,440	16,717
03/14/2016	GS	EUR	2,673,000	USD	2,854,898	21,941
01/25/2016	GS	EUR	2,680,142	USD	2,883,458	47,015
03/29/2016	GS	USD	88,766	EUR	81,000	(2,878)
02/08/2016	GS	USD	1,845,843	EUR	1,734,000	(9,999)
03/14/2016	GS	USD	2,851,423	EUR	2,673,000	(18,466)
11/07/2017	GS	USD	5,205,049	EUR	4,716,000	(63,252)
03/14/2016	JPM	EUR	2,306,000	USD	2,502,863	58,868
03/16/2016	JPM	EUR	2,264,000	USD	2,422,471	22,838
03/14/2016	JPM	USD	2,447,127	EUR	2,306,000	(3,132)
03/29/2016	JPM	USD	85,928	EUR	77,900	(3,328)
03/16/2016	JPM	USD	2,428,480	EUR	2,264,000	(28,846)
03/24/2016	JPM	USD	139,446	EUR	127,000	(4,804)
01/25/2016	BOA	USD	129,895	GBP	84,801	(2,154)
01/25/2016	DB	USD	127,837	GBP	83,534	(2,004)
12/18/2015	GS	GBP	3,235,000	USD	4,794,705	(77,680)
12/18/2015	GS	USD	4,783,694	GBP	3,235,000	88,691
01/25/2016	MSCI	USD	129,961	GBP	84,800	(2,222)

						$1,033,569

Futures Contracts

Number of Contracts+	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
3	U.S. Long Bond (CBT)	March 2016	$462,000	$1,261
9	U.S. Treasury Note 10 Yr. (CBT)	March 2016	1,137,937	1,464
11	U.S. Treasury Note 5 Yr. (CBT)	March 2016	1,305,477	844
2	U.S. Ultra Bond	March 2016	316,875	1,329

			$3,222,289	$4,898

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Call	EUR	255,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-DB)	$86,778	$(6,735)
Call	EUR	180,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	26,060	(7,607)
Call	EUR	77,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	10,775	(3,051)
Call	EUR	5,035,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	76,461	(16,970)
Call	EUR	5,030,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	72,550	(13,515)
Call	EUR	255,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	41,051	(16,165)
Call	EUR	253,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	51,634	(28,735)

					$365,309	$(92,778)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Written Options on Interest Rate Swaps

Principal Amount	Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
EUR 1,899,375	12/14/2015	Call-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Receive	0.69%	MSCI	$39,332	$(847)
EUR 1,899,375	12/14/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.69%	MSCI	39,332	(33,218)
EUR 4,984,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	147,231	(26,919)
EUR 5,007,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	133,614	(36,962)
GBP 4,239,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.95%	MSCI	231,743	(260,501)
GBP 15,911,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.89%	GS	843,946	(784,926)
EUR 1,635,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	56,842	(31,678)
GBP 3,601,000	05/19/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.91%	GS	200,468	(192,240)
EUR 3,270,000	08/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	121,883	(72,788)
EUR 3,270,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	128,220	(81,896)
EUR 9,580,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	319,105	(235,291)

							$2,261,716	$(1,757,266)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
3,697,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$34,959
1,837,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	14,343
1,840,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	12,142
1,745,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	9,640
4,129,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	26,684

						$97,768

				Premiums to (Pay) Receive		$—

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
181,029,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(3,890)
181,045,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,907)
181,045,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,913)
181,045,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,917)
181,045,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,028)
181,045,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,959)
181,045,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,955)
181,045,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,968)
181,045,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,966)
181,045,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,967)
1,522,231,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(42,911)
1,518,997,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(47,988)
636,922,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(20,645)
329,880,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,115)
329,880,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,118)
329,880,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,528)
329,880,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,153)
329,880,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,180)
199,979,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,145)
199,979,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,511)
199,979,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,156)
199,979,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,169)
199,979,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,174)
303,553,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,764)
303,553,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,605)
303,553,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,412)
303,553,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,565)
303,553,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,641)
252,899,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,230)
252,899,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,228)
252,899,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,226)
252,899,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,524)
252,899,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,387)
252,899,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,600)
252,899,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,593)
252,899,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,586)
252,899,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,888)
252,899,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,739)
303,478,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,380)
303,478,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,365)
303,478,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,355)
303,478,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,713)
303,478,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,534)
199,979,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,211)
199,979,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,213)
199,979,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,456)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
199,979,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(4,341)
199,979,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,224)
199,311,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,962)
329,880,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,260)
329,880,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,876)
329,880,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,686)
329,880,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,270)
199,311,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,973)
329,880,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,274)
199,311,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,972)
199,311,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,221)
199,311,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,988)
124,343,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,931)
124,343,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,929)
124,343,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,078)
124,343,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,924)
124,343,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,921)
124,343,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,917)
124,343,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,066)
124,343,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,914)
124,343,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,911)
124,343,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,908)
94,497,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,089)
94,497,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,089)
94,497,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,086)
94,497,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,086)
94,497,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,199)
94,497,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,199)
94,497,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,082)
94,497,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,082)
94,497,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,075)
94,497,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,075)
94,497,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,192)
94,497,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,192)
742,505,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,947)
94,497,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,066)
94,497,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,066)
737,358,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(25,411)
94,497,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,064)
94,497,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,064)
94,497,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,062)
94,497,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,062)
94,497,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,178)
94,497,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,178)
173,249,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,664)
173,249,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,544)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
173,249,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(6,539)
173,249,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,536)
173,249,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,749)
173,249,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,531)
173,249,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,536)
173,249,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,539)
173,249,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,543)
173,249,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,546)
188,999,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,699)
188,999,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,697)
188,999,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,658)
188,999,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,657)
188,999,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,626)
237,749,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,711)
237,749,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(11,012)
237,749,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,688)
237,749,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,683)
237,749,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,678)
237,749,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,979)
239,289,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,121)
239,289,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,116)
239,289,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,112)
239,289,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,420)
239,289,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,094)
239,289,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,088)
188,999,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,214)
188,999,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,461)
188,999,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,216)
188,999,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,216)
188,999,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,223)
188,999,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,355)
32,995,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	50,825
188,999,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,228)
188,999,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,229)
17,678,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	42,776
188,999,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,477)
188,999,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,231)
11,408,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	16,243
217,205,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,923)
217,205,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,924)
217,205,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(11,207)
11,616,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(9,338)
217,205,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,927)
217,205,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,932)
217,205,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,933)
217,205,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(11,228)

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
217,205,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(10,933)
217,205,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,605)
217,205,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,614)
217,205,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,619)
217,205,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,626)
217,205,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,632)
217,205,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,633)
217,205,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,923)
151,375,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,310)
151,375,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,317)
151,375,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,322)
151,375,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,529)
151,375,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,338)
151,375,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,339)
151,375,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,366)
151,375,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,374)
26,669,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	125,918
16,406,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	146,537
13,428,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	92,432
15,298,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	115,880
7,881,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	65,470
20,319,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	180,338
8,051,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	65,186
1,162,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,329)
349,000	EUR	4/15/2015	4/15/2045	GS	3 Month EURIBOR	3 Month USD LIBOR	21,755

							$(207,045)

					Premiums to (Pay) Receive		$(457,495)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
For EURIBOR, Fund pays 3 month EURIBOR adjusted by a spread. Spread is (0.18)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
881,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	$(12,211)
1,466,000	GBP	3/27/2020	GS	(Pay)	2.73%	U.K. Retail Price Index	14,834
881,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(1,380)
1,466,000	GBP	3/27/2025	GS	Receive	3.01%	U.K. Retail Price Index	(8,193)

							$(6,950)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
24,118,000	DKK	2/25/2020	CSS (e)	Receive	0.39%	6 Month DKK CIBOR	$4,738
14,620,000	DKK	2/27/2020	CSS (e)	Receive	0.32%	6 Month DKK CIBOR	(2,679)
24,446,000	DKK	3/2/2020	CSS (e)	Receive	0.35%	6 Month DKK CIBOR	(1,856)
24,845,000	DKK	3/2/2020	CSS (e)	Receive	0.33%	6 Month DKK CIBOR	(4,471)
7,588,000	DKK	3/6/2020	CSS (e)	Receive	0.36%	6 Month DKK CIBOR	(9)
14,403,000	DKK	3/9/2020	CSS (e)	Receive	0.38%	6 Month DKK CIBOR	1,319
14,535,000	DKK	3/10/2020	CSS (e)	Receive	0.41%	6 Month DKK CIBOR	4,152
16,995,000	DKK	3/20/2020	CSS (e)	Receive	0.37%	6 Month DKK CIBOR	(280)
2,832,000	USD	12/16/2020	CSS (e)	(Pay)	1.92%	3 Month USD LIBOR	(42,159)
12,932,000	EUR	12/16/2020	CSS (e)	Receive	0.37%	6 Month EURIBOR	130,698
194,000	GBP	12/16/2020	CSS (e)	(Pay)	1.50%	6 Month GBP LIBOR	(1,261)
2,850,000	USD	1/29/2023	CSS (e)	(Pay)	2.30%	3 Month USD LIBOR	(78,225)
28,285,000	MXN	10/11/2024	BCI (e)	Receive	6.18%	TIIE	5,612
25,400,000	MXN	10/16/2024	BCI (e)	Receive	6.03%	TIIE	(12,340)
26,400,000	MXN	10/18/2024	BCI (e)	Receive	6.12%	TIIE	(2,311)
6,200,000	MXN	10/24/2024	BCI (e)	Receive	6.17%	TIIE	792
24,800,000	MXN	10/25/2024	BCI (e)	Receive	6.19%	TIIE	5,333
12,119,000	MXN	10/28/2024	BCI (e)	Receive	6.13%	TIIE	(687)
2,300,000	AUD	11/6/2024	BCI (e)	Receive	4.35%	6 Month AUD BBSW	70,432
6,300,000	AUD	11/7/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	185,900
148,000	AUD	11/11/2024	BCI (e)	Receive	4.33%	6 Month AUD BBSW	4,463
5,200,000	AUD	11/13/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	152,336
5,560,000	GBP	1/21/2025	BCI (e)	(Pay)	1.45%	SONIA Index	174,072
3,341,000	AUD	5/7/2025	BCI (e)	Receive	3.76%	6 Month AUD BBSW	32,443
3,730,000	AUD	5/8/2025	BCI (e)	Receive	3.78%	6 Month AUD BBSW	38,751
1,879,000	AUD	5/8/2025	BCI (e)	Receive	3.80%	6 Month AUD BBSW	20,526
2,039,000	AUD	5/11/2025	BCI (e)	Receive	3.71%	6 Month AUD BBSW	16,686
1,271,000	AUD	6/10/2025	BCI (e)	(Pay)	3.99%	6 Month AUD BBSW	(20,856)
1,608,000	AUD	7/10/2025	CSS (e)	(Pay)	3.80%	6 Month AUD BBSW	(16,441)
4,879,000	AUD	8/13/2025	CSS (e)	(Pay)	3.69%	6 Month AUD BBSW	(31,576)
14,280,000	USD	8/15/2025	BCI (e)	(Pay)	0.00%	3 Month USD LIBOR	(864,780)
16,027,000	AUD	10/6/2025	CSS (e)	(Pay)	3.40%	6 Month AUD BBSW	46,533
2,038,000	EUR	11/24/2025	CSS (e)	Receive	0.81%	6 Month EURIBOR	(6,325)
8,500,000	EUR	12/17/2025	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(140,573)
4,538,000	USD	12/17/2025	CSS (e)	(Pay)	2.43%	3 Month USD LIBOR	(131,330)
5,430,000	EUR	12/17/2025	CSS (e)	Receive	1.85%	6 Month EURIBOR	83,130
2,234,000	GBP	12/17/2025	CSS (e)	(Pay)	2.32%	6 Month GBP LIBOR	(1,870)
8,180,000	EUR	12/18/2030	CSS (e)	Receive	2.34%	6 Month EURIBOR	57,438
1,959,000	GBP	12/18/2030	CSS (e)	Receive	2.47%	6 Month GBP LIBOR	9,575
750,000	AUD	12/23/2034	BCI (e)	Receive	4.41%	6 Month AUD BBSW	18,649
369,000	AUD	12/30/2034	CSS (e)	Receive	4.37%	6 Month AUD BBSW	8,349
369,000	AUD	1/7/2035	BCI (e)	Receive	4.11%	6 Month AUD BBSW	3,690
381,000	AUD	1/8/2035	JPMF (e)	Receive	4.00%	6 Month AUD BBSW	1,916
759,000	AUD	1/9/2035	JPMF (e)	Receive	3.96%	6 Month AUD BBSW	2,345
1,134,000	AUD	1/13/2035	JPMF (e)	Receive	3.96%	6 Month AUD BBSW	3,080

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
383,000	CHF	1/13/2035	CSS (e)	(Pay)	1.33%	6 Month CHF LIBOR	$(8,496)
769,000	CHF	1/13/2035	CSS (e)	(Pay)	1.22%	6 Month CHF LIBOR	(8,879)
761,000	AUD	1/13/2035	JPMF (e)	Receive	3.95%	6 Month AUD BBSW	1,883
764,000	AUD	1/14/2035	JPMF (e)	Receive	3.91%	6 Month AUD BBSW	224
389,000	CHF	1/15/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(9,339)
1,570,000	CHF	1/16/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(37,679)
771,000	AUD	1/16/2035	BCI (e)	Receive	3.82%	6 Month AUD BBSW	(3,136)
379,000	AUD	1/20/2035	BCI (e)	Receive	3.76%	6 Month AUD BBSW	(2,646)
758,000	AUD	1/21/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(5,383)
1,965,000	AUD	3/4/2035	BCI (e)	Receive	3.68%	6 Month AUD BBSW	(21,156)
1,076,000	AUD	3/4/2035	BCI (e)	Receive	3.66%	6 Month AUD BBSW	(12,518)
1,320,000	CHF	3/4/2035	CSS (e)	(Pay)	1.14%	6 Month CHF LIBOR	(6,028)
1,359,000	AUD	3/6/2035	BCI (e)	Receive	3.70%	6 Month AUD BBSW	(13,193)
1,988,000	AUD	3/10/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(14,287)
1,444,000	AUD	3/10/2035	BCI (e)	Receive	3.75%	6 Month AUD BBSW	(10,551)
1,848,000	AUD	3/19/2035	BCI (e)	Receive	3.51%	6 Month AUD BBSW	(35,310)
1,726,000	USD	12/19/2035	CSS (e)	(Pay)	2.72%	3 Month USD LIBOR	(66,987)
6,139,000	USD	11/15/2041	CSS (e)	(Pay)	2.51%	3 Month USD LIBOR	48,940
3,530,000	USD	11/15/2041	BCI (e)	(Pay)	2.38%	3 Month USD LIBOR	121,964
3,530,000	USD	11/15/2041	BCI (e)	(Pay)	2.32%	3 Month USD LIBOR	163,320
5,011,000	USD	11/15/2041	CSS (e)	(Pay)	2.44%	3 Month USD LIBOR	109,515
12,048,000	USD	11/15/2041	CSS (e)	(Pay)	2.33%	3 Month USD LIBOR	514,814
5,666,800	USD	2/15/2042	CSS (e)	(Pay)	2.56%	3 Month USD LIBOR	(13,398)
6,110,000	USD	11/15/2042	CSS (e)	(Pay)	2.61%	3 Month USD LIBOR	(69,618)
10,200,000	USD	2/15/2043	CSS (e)	(Pay)	3.04%	3 Month USD LIBOR	(1,009,807)
6,110,000	USD	2/15/2044	CSS (e)	(Pay)	2.62%	3 Month USD LIBOR	(65,746)
349,000	EUR	3/15/2045	CSS (e)	(Pay)	0.84%	6 Month EURIBOR	60,751
2,038,000	EUR	11/24/2045	CSS (e)	(Pay)	1.28%	6 Month EURIBOR	119,895
1,688,000	GBP	12/20/2045	CSS (e)	Receive	2.03%	6 Month GBP LIBOR	8,812
2,285,000	EUR	12/20/2045	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(13,257)
2,380,000	EUR	12/20/2045	CSS (e)	(Pay)	1.80%	6 Month EURIBOR	4,022
2,250,000	GBP	12/20/2045	CSS (e)	(Pay)	2.30%	6 Month GBP LIBOR	(103,161)
3,487,000	GBP	12/20/2045	CSS (e)	(Pay)	2.07%	6 Month GBP LIBOR	(39,036)
1,791,000	GBP	12/20/2045	CSS (e)	(Pay)	2.25%	6 Month GBP LIBOR	(67,536)
700,000	GBP	12/20/2045	CSS (e)	Receive	2.23%	6 Month GBP LIBOR	24,827
1,183,000	GBP	12/20/2045	CSS (e)	(Pay)	2.16%	6 Month GBP LIBOR	(29,500)
2,390,000	EUR	12/20/2045	CSS (e)	Receive	1.84%	6 Month EURIBOR	4,983
11,080,000	EUR	12/20/2045	CSS (e)	Receive	1.92%	6 Month EURIBOR	137,650
3,016,000	GBP	12/20/2045	CSS (e)	Receive	2.20%	6 Month GBP LIBOR	93,455
2,464,000	USD	12/20/2045	CSS (e)	Receive	2.92%	3 Month USD LIBOR	2,388

							$(526,275)

						Premiums to (Pay) Receive	$126,528

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
29,892,129	USD	4/29/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	$(82,734)
38,142,163	USD	5/31/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	—
38,142,163	USD	6/30/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	—
63,554,819	USD	7/31/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(187,196)
34,698,049	USD	7/31/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(102,200)
24,404,340	USD	8/31/2016	DB	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(70,108)
38,142,163	USD	9/30/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	—

						$(442,238)

				Premiums to (Pay) Receive		$—

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BBA - British Bankers Association

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2015, which are subject to change based on the terms of the security.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

USD - United States Dollar

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 60.0%

		Belgium — 3.8%
		Foreign Government Obligations
EUR	1,030,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	1,351,471
EUR	670,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	1,114,881

		Total Belgium	2,466,352

		France — 3.8%
		Foreign Government Obligations
EUR	1,450,000	Government of France, Reg S, 4.50%, due 04/25/41	2,406,507

		Germany — 4.0%
		Foreign Government Obligations
EUR	1,500,000	Republic of Deutschland, Reg S, 4.75%, due 07/04/34	2,568,240

		Italy — 15.7%
		Foreign Government Obligations
EUR	5,990,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	7,386,770
EUR	2,010,000	Republic of Italy, Reg S, 4.00%, due 02/01/37	2,705,422

		Total Italy	10,092,192

		Netherlands — 3.0%
		Foreign Government Obligations
EUR	70,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	85,370
EUR	1,130,000	Netherlands Government Bond, 5.50%, due 01/15/28	1,833,570

		Total Netherlands	1,918,940

		Spain — 10.3%
		Foreign Government Obligations
EUR	1,230,000	Government of Spain, 2.10%, due 04/30/17	1,338,335
EUR	1,080,000	Government of Spain, Reg S, 4.20%, due 01/31/37	1,453,260
EUR	2,860,000	Government of Spain, Reg S, 5.50%, due 04/30/21	3,799,103

		Total Spain	6,590,698

		United Kingdom — 19.4%
		Foreign Government Obligations
GBP	1,110,000	United Kingdom Gilt, Reg S, 1.75%, due 01/22/17	1,696,135
GBP	3,210,000	United Kingdom Gilt, Reg S, 1.75%, due 07/22/19	4,959,356

Par Value / Shares / Principal Amount		Description	Value ($)
		United Kingdom — continued
		Foreign Government Obligations — continued
GBP	3,200,000	United Kingdom Gilt, Reg S, 3.50%, due 01/22/45	5,770,733

		Total United Kingdom	12,426,224

		TOTAL DEBT OBLIGATIONS (COST $40,959,246)	38,469,153

		MUTUAL FUNDS — 30.1%

		United States
		Affiliated Issuers
	111,902	GMO Debt Opportunities Fund, Class VI	2,784,124
	349,002	GMO Emerging Country Debt Fund, Class IV	3,252,695
	274,079	GMO U.S. Treasury Fund	6,851,979
	413,959	GMO World Opportunity Overlay Fund	6,432,927

		TOTAL MUTUAL FUNDS (COST $16,885,319)	19,321,725

		OPTIONS PURCHASED — 1.6%

		Currency Options — 0.6%
EUR	1,836,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	20,380
EUR	76,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	58,216
EUR	23,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	17,436
EUR	53,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	40,178
USD	664,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	1,179
EUR	1,510,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	6,131
EUR	2,114,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	42,283
EUR	757,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	13,442
EUR	757,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	26,937
EUR	1,514,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	9,118
USD	342,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	30,278
USD	342,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	29,015
USD	342,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	1,144
USD	342,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	1,284

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	76,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	54,803
EUR	75,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	49,724

		Total Currency Options	401,548

Principal Amount		Expiration Date	Description	Floating Rate	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 1.0%
EUR	1,498,000	02/22/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.56%	GS	100,820
USD	2,193,000	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	25,292
USD	2,193,000	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	42,538
EUR	604,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	18,232
EUR	1,845,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	51,478
GBP	1,259,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	16,692
EUR	954,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	44,306
EUR	1,126,000	03/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.88%	GS	40,500
GBP	4,721,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	38,189
EUR	954,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	47,681
GBP	1,065,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	9,419
EUR	954,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	51,542
EUR	954,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	55,043
EUR	2,844,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	106,073

				Total Options on Interest Rate Swaps				647,805

				TOTAL OPTIONS PURCHASED (COST $1,367,411)				1,049,353

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 7.3%

	Money Market Funds — 1.1%
688,093	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (a)	688,093

	U.S. Government — 6.2%
2,000,000	U.S. Treasury Bill, 0.06%, due 01/28/16 (b)	1,999,806
2,000,000	U.S. Treasury Bill, 0.21%, due 04/07/16 (b) (c)	1,998,488

	Total U.S. Government	3,998,294

	TOTAL SHORT-TERM INVESTMENTS (COST $4,687,453)	4,686,387

	TOTAL INVESTMENTS — 99.0% (Cost $63,899,429)	63,526,618
	Other Assets and Liabilities (net) — 1.0%	657,103

	TOTAL NET ASSETS — 100.0%	$64,183,721

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	1,321,662	USD	387,516	$57,908
02/17/2016	GS	CHF	3,657,800	USD	3,971,173	398,683
03/03/2016	GS	CHF	307,500	USD	314,289	13,734
01/25/2016	BOA	EUR	10,532,770	USD	11,343,965	196,947
01/25/2016	DB	EUR	11,992,233	USD	12,894,828	203,234
01/25/2016	GS	EUR	8,366,997	USD	9,001,717	146,775
02/08/2016	GS	EUR	513,000	USD	554,924	11,793
02/09/2016	DB	EUR	221,000	USD	239,233	5,246
02/17/2016	GS	EUR	214,000	USD	231,569	4,941
03/14/2016	GS	EUR	1,404,000	USD	1,500,876	12,858
03/14/2016	JPM	EUR	692,000	USD	751,076	17,666
03/16/2016	JPM	EUR	681,000	USD	728,670	6,872
03/27/2017	DB	EUR	30,000	USD	32,910	596
11/07/2017	GS	EUR	1,404,000	USD	1,541,522	10,758
12/18/2015	GS	GBP	717,000	USD	1,048,684	(31,223)
01/25/2016	BOA	GBP	2,259,635	USD	3,461,228	57,400
01/25/2016	DB	GBP	3,742,455	USD	5,727,285	89,794
01/25/2016	GS	GBP	1,026,000	USD	1,559,149	13,621
01/25/2016	MSCI	GBP	2,225,910	USD	3,411,345	58,319
12/18/2015	GS	USD	360,439	GBP	246,000	10,073
01/25/2016	BOA	USD	2,927,445	EUR	2,730,000	(38,237)
01/25/2016	DB	USD	600,591	EUR	566,000	(1,583)
01/25/2016	DB	USD	2,427,927	GBP	1,592,000	(29,800)
01/25/2016	MSCI	USD	2,258,531	EUR	2,120,000	(14,897)
02/08/2016	GS	USD	546,089	EUR	513,000	(2,958)
02/09/2016	DB	USD	18,375	EUR	17,000	(376)
02/17/2016	GS	USD	2,621,400	CHF	2,457,000	(221,702)
03/14/2016	GS	USD	855,534	EUR	802,000	(5,540)
03/14/2016	JPM	USD	734,350	EUR	692,000	(940)
03/16/2016	JPM	USD	730,475	EUR	681,000	(8,677)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	JPM	USD	387,103	BRL	1,321,662	$(57,495)
03/24/2016	JPM	USD	42,163	EUR	38,400	(1,452)
03/29/2016	GS	USD	26,302	EUR	24,000	(854)
03/29/2016	JPM	USD	25,812	EUR	23,400	(1,000)
11/07/2017	GS	USD	1,549,595	EUR	1,404,000	(18,831)

						$881,653

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
12	Australian Government Bond 10 Yr.	December 2015	$1,102,921	$(15,341)
15	Australian Government Bond 3 Yr.	December 2015	1,209,522	(10,137)
18	Canadian Government Bond 10 Yr.	March 2016	1,876,439	6,997
16	Euro BOBL	December 2015	2,197,300	14,941
11	Euro Bund	December 2015	1,839,190	33,650
31	OATs	December 2015	5,057,776	140,859
12	Short-term Euro-BTP	December 2015	1,429,858	(1,152)
8	UK Gilt Long Bond	March 2016	1,417,753	3,724

			$16,130,759	$173,541

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Call	EUR	76,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-DB)	$25,862	$(2,008)
Call	EUR	23,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	3,219	(911)
Call	EUR	53,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	7,673	(2,240)
Call	EUR	1,510,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	22,931	(5,089)
Call	EUR	1,514,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	21,837	(4,068)
Call	EUR	76,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	12,235	(4,818)
Call	EUR	75,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	15,307	(8,518)

					$109,064	$(27,652)

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
EUR	571,875	12/14/2015	Call-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Receive	0.69%	MSCI	$11,842	$(255)
EUR	571,875	12/14/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.69%	MSCI	11,842	(10,002)
EUR	1,500,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	44,311	(8,102)
EUR	1,511,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	40,322	(11,154)
GBP	1,259,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.95%	MSCI	68,828	(77,370)
GBP	4,721,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.89%	GS	250,410	(232,898)
EUR	477,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	15,450	(9,242)
GBP	1,065,000	05/19/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.91%	GS	59,289	(56,855)
EUR	954,000	08/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	35,559	(21,235)
EUR	954,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	37,407	(23,892)
EUR	2,844,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	94,732	(69,850)

								$669,992	$(520,855)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
1,093,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$10,335
543,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	4,240
557,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	3,676
528,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	2,917
1,251,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	8,085

						$29,253

					Premiums to (Pay) Receive	$—

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
53,926,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(1,159)
54,302,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,172)
54,302,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,174)
54,302,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,175)
54,302,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,208)
54,302,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,188)
54,302,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,186)
54,302,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,190)
54,302,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,190)
54,302,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,190)
448,526,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,644)
450,933,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(14,246)
243,412,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,890)
97,954,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,113)
97,954,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,114)
97,954,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,235)
97,954,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,124)
97,954,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,132)
59,358,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,230)
59,358,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,339)
59,358,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,234)
59,358,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,237)
59,358,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,239)
90,136,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,306)
90,136,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,258)
90,136,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,201)
90,136,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,246)
90,136,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,269)
75,203,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,555)
75,203,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,555)
75,203,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,554)
75,203,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,643)
75,203,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,602)
75,203,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,665)
75,203,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,663)
75,203,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,661)
75,203,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,751)
75,203,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,707)
90,243,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,194)
90,243,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,190)
90,243,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,187)
90,243,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,294)
90,243,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,240)
59,358,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,250)
59,358,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,251)

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
59,358,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(1,323)
59,358,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,289)
59,358,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,254)
59,159,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,473)
97,954,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,156)
97,954,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,339)
97,954,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,282)
97,954,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,159)
59,159,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,476)
97,954,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,160)
59,159,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,476)
59,159,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,550)
59,159,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,480)
36,825,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,164)
36,825,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,164)
36,825,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,208)
36,825,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,162)
36,825,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,161)
36,825,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,160)
36,825,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,204)
36,825,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,159)
36,825,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,158)
36,825,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,157)
28,343,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(927)
28,343,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(927)
28,343,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(926)
28,343,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(926)
28,343,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(960)
28,343,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(960)
28,343,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(925)
28,343,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(925)
28,343,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(922)
28,343,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(922)
28,343,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(957)
28,343,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(957)
221,270,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,732)
207,120,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,138)
28,343,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(920)
28,343,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(920)
28,343,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(919)
28,343,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(919)
28,343,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(918)
28,343,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(918)
28,343,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(953)
28,343,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(953)

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
51,308,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(1,974)
51,308,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,938)
51,308,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,937)
51,308,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,936)
51,308,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,999)
51,308,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,934)
51,308,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,936)
51,308,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,936)
51,308,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,938)
51,308,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,939)
56,687,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,309)
56,687,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,309)
56,687,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,297)
56,687,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,297)
56,687,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,287)
70,822,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,191)
70,822,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,280)
70,822,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,184)
70,822,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,182)
70,822,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,181)
70,822,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,271)
71,281,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,611)
71,281,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,609)
71,281,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,608)
71,281,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,700)
71,281,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,603)
71,281,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,601)
56,687,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,063)
56,687,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,138)
56,687,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,064)
56,687,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,064)
56,687,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,066)
56,687,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,106)
9,775,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	15,057
56,687,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,068)
56,687,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,068)
5,260,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	12,728
56,687,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,143)
56,687,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,069)
3,374,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	4,804
64,702,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,254)
64,702,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,254)
64,702,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,338)
3,571,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(2,871)
64,702,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,255)
64,702,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,257)
64,702,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,257)

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
64,702,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(3,345)
64,702,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,257)
64,702,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,861)
64,702,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,864)
64,702,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,865)
64,702,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,867)
64,702,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,869)
64,702,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,870)
64,702,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,956)
44,830,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,573)
44,830,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,575)
44,830,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,576)
44,830,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,638)
44,830,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,581)
44,830,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,581)
44,830,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,589)
44,830,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,592)
7,902,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	37,309
4,861,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	43,418
3,979,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	27,390
4,533,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	34,337
2,335,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	19,398
6,020,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	53,429
2,385,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	19,311
552,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,106)

							$(71,195)

						Premiums to (Pay) Receive	$(150,224)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
245,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	$(3,396)
403,000	GBP	3/27/2020	GS	(Pay)	2.73%	U.K. Retail Price Index	4,079
245,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(384)
403,000	GBP	3/27/2025	GS	Receive	3.01%	U.K. Retail Price Index	(2,251)

							$(1,952)

					Premiums to (Pay) Receive		$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
3,890,000	EUR	11/28/2016	CSS (d)	Receive	0.10%	3 Month EURIBOR	$12,166
7,152,000	DKK	2/25/2020	CSS (d)	Receive	0.39%	6 Month DKK CIBOR	1,405
4,066,000	DKK	2/27/2020	CSS (d)	Receive	0.32%	6 Month DKK CIBOR	(744)
7,242,000	DKK	3/2/2020	CSS (d)	Receive	0.34%	6 Month DKK CIBOR	(549)
7,414,000	DKK	3/2/2020	CSS (d)	Receive	0.33%	6 Month DKK CIBOR	(1,334)
2,323,000	DKK	3/6/2020	CSS (d)	Receive	0.36%	6 Month DKK CIBOR	(3)
4,179,000	DKK	3/9/2020	CSS (d)	Receive	0.38%	6 Month DKK CIBOR	383
4,417,000	DKK	3/10/2020	CSS (d)	Receive	0.41%	6 Month DKK CIBOR	1,261
5,693,000	DKK	3/20/2020	CSS (d)	Receive	0.37%	6 Month DKK CIBOR	(94)
462,000	DKK	6/12/2020	CSS (d)	(Pay)	0.87%	6 Month DKK CIBOR	(1,404)
3,127,000	EUR	12/16/2020	CSS (d)	Receive	0.37%	6 Month EURIBOR	31,603
69,000	GBP	12/16/2020	CSS (d)	(Pay)	1.50%	6 Month GBP LIBOR	(448)
665,000	USD	12/16/2020	CSS (d)	(Pay)	1.92%	3 Month USD LIBOR	(9,900)
7,537,000	MXN	10/11/2024	BCI (d)	Receive	6.18%	TIIE	1,495
8,000,000	MXN	10/16/2024	BCI (d)	Receive	6.03%	TIIE	(3,886)
5,700,000	MXN	10/18/2024	BCI (d)	Receive	6.12%	TIIE	(499)
2,000,000	MXN	10/24/2024	BCI (d)	Receive	6.17%	TIIE	256
8,000,000	MXN	10/25/2024	BCI (d)	Receive	6.19%	TIIE	1,720
3,602,000	MXN	10/28/2024	BCI (d)	Receive	6.13%	TIIE	(204)
222,000	AUD	11/6/2024	BCI (d)	Receive	4.35%	6 Month AUD BBSW	6,798
1,900,000	AUD	11/7/2024	BCI (d)	Receive	4.31%	6 Month AUD BBSW	56,065
2,100,000	AUD	11/13/2024	BCI (d)	Receive	4.31%	6 Month AUD BBSW	61,520
1,553,000	GBP	1/21/2025	BCI (d)	(Pay)	1.45%	SONIA Index	48,621
859,000	AUD	5/7/2025	BCI (d)	Receive	3.76%	6 Month AUD BBSW	8,341
1,083,000	AUD	5/8/2025	BCI (d)	Receive	3.78%	6 Month AUD BBSW	11,252
551,000	AUD	5/8/2025	BCI (d)	Receive	3.80%	6 Month AUD BBSW	6,020
628,000	AUD	5/11/2025	BCI (d)	Receive	3.71%	6 Month AUD BBSW	5,140
657,000	AUD	6/10/2025	BCI (d)	(Pay)	3.99%	6 Month AUD BBSW	(10,780)
108,000	AUD	7/9/2025	CSS (d)	(Pay)	3.87%	6 Month AUD BBSW	(1,326)
665,000	AUD	7/10/2025	CSS (d)	(Pay)	3.80%	6 Month AUD BBSW	(6,800)
2,853,000	AUD	8/13/2025	CSS (d)	(Pay)	3.69%	6 Month AUD BBSW	(18,463)
2,810,000	AUD	10/6/2025	CSS (d)	(Pay)	3.40%	6 Month AUD BBSW	8,159
604,000	EUR	11/24/2025	CSS (d)	Receive	0.81%	6 Month EURIBOR	(1,875)
2,500,000	EUR	12/17/2025	CSS (d)	(Pay)	1.87%	6 Month EURIBOR	(41,344)
1,630,000	EUR	12/17/2025	CSS (d)	Receive	1.85%	6 Month EURIBOR	24,954
675,000	GBP	12/17/2025	CSS (d)	(Pay)	2.32%	6 Month GBP LIBOR	(565)
1,066,000	USD	12/17/2025	CSS (d)	(Pay)	2.43%	3 Month USD LIBOR	(30,849)
2,420,000	EUR	12/18/2030	CSS (d)	Receive	2.34%	6 Month EURIBOR	16,993
489,000	GBP	12/18/2030	CSS (d)	Receive	2.47%	6 Month GBP LIBOR	2,390
224,000	AUD	12/23/2034	BCI (d)	Receive	4.41%	6 Month AUD BBSW	5,570
111,000	AUD	12/30/2034	CSS (d)	Receive	4.37%	6 Month AUD BBSW	2,511
111,000	AUD	1/7/2035	BCI (d)	Receive	4.11%	6 Month AUD BBSW	1,110
115,000	AUD	1/8/2035	JPMF (d)	Receive	4.00%	6 Month AUD BBSW	578
228,000	AUD	1/9/2035	JPMF (d)	Receive	3.96%	6 Month AUD BBSW	704
341,000	AUD	1/13/2035	JPMF (d)	Receive	3.96%	6 Month AUD BBSW	926
229,000	AUD	1/13/2035	JPMF (d)	Receive	3.95%	6 Month AUD BBSW	567
115,000	CHF	1/13/2035	CSS (d)	(Pay)	1.33%	6 Month CHF LIBOR	(2,551)
231,000	CHF	1/13/2035	CSS (d)	(Pay)	1.22%	6 Month CHF LIBOR	(2,667)

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
230,000	AUD	1/14/2035	JPMF (d)	Receive	3.91%	3 Month AUD BBSW	$68
117,000	CHF	1/15/2035	CSS (d)	(Pay)	1.35%	6 Month CHF LIBOR	(2,809)
226,000	AUD	1/16/2035	BCI (d)	Receive	3.82%	6 Month AUD BBSW	(919)
472,000	CHF	1/16/2035	CSS (d)	(Pay)	1.35%	6 Month CHF LIBOR	(11,328)
111,000	AUD	1/20/2035	BCI (d)	Receive	3.76%	6 Month AUD BBSW	(775)
222,000	AUD	1/21/2035	BCI (d)	Receive	3.75%	6 Month AUD BBSW	(1,577)
576,000	AUD	3/4/2035	BCI (d)	Receive	3.68%	6 Month AUD BBSW	(6,202)
320,000	AUD	3/4/2035	BCI (d)	Receive	3.66%	6 Month AUD BBSW	(3,723)
381,000	CHF	3/4/2035	CSS (d)	(Pay)	1.14%	6 Month CHF LIBOR	(1,740)
390,000	AUD	3/6/2035	BCI (d)	Receive	3.70%	6 Month AUD BBSW	(3,786)
437,000	AUD	3/10/2035	BCI (d)	Receive	3.75%	6 Month AUD BBSW	(3,193)
605,000	AUD	3/10/2035	BCI (d)	Receive	3.75%	6 Month AUD BBSW	(4,348)
596,000	AUD	3/19/2035	BCI (d)	Receive	3.51%	6 Month AUD BBSW	(11,388)
405,000	USD	12/19/2035	CSS (d)	(Pay)	2.72%	3 Month USD LIBOR	(15,717)
604,000	EUR	11/24/2045	CSS (d)	(Pay)	1.28%	6 Month EURIBOR	35,533
695,000	EUR	12/20/2045	CSS (d)	(Pay)	1.80%	6 Month EURIBOR	1,176
704,000	EUR	12/20/2045	CSS (d)	(Pay)	1.87%	6 Month EURIBOR	(4,084)
3,540,000	EUR	12/20/2045	CSS (d)	Receive	1.92%	6 Month EURIBOR	43,978
717,000	EUR	12/20/2045	CSS (d)	Receive	1.85%	6 Month EURIBOR	2,828
789,000	EUR	12/20/2045	CSS (d)	Receive	1.84%	6 Month EURIBOR	1,645
631,000	GBP	12/20/2045	CSS (d)	(Pay)	2.30%	6 Month GBP LIBOR	(28,930)
533,000	GBP	12/20/2045	CSS (d)	(Pay)	2.25%	6 Month GBP LIBOR	(20,098)
470,000	GBP	12/20/2045	CSS (d)	Receive	2.22%	6 Month GBP LIBOR	16,038
1,028,000	GBP	12/20/2045	CSS (d)	Receive	2.20%	6 Month GBP LIBOR	31,854
766,000	USD	12/20/2045	CSS (d)	Receive	2.92%	3 Month USD LIBOR	742

							$195,468

						Premiums to (Pay) Receive	$(19,326)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BOBL - Bundesobligationen

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OATs - Obligations Assimilables du Trésor

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	Swap was cleared through the CME Group.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

USD - United States Dollar

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 92.5%

	Asset-Backed Securities — 91.1%
	Auto Other — 0.3%
4,824,000	Ford Credit Floorplan Master Owner Trust, Series 13-1, Class D, 1.82%, due 01/15/18	4,825,110

	Auto Retail Prime — 1.1%
4,500,000	California Republic Auto Receivables Trust, Series 12-1, Class C, 144A, 3.00%, due 01/15/20	4,535,960
13,120,000	California Republic Auto Receivables Trust, Series 13-1, Class C, 144A, 3.25%, due 03/16/20	13,274,370

	Total Auto Retail Prime	17,810,330

	Auto Retail Subprime — 10.0%
11,430,000	AmeriCredit Automobile Receivables Trust, Series 12-2, Class E, 144A, 4.85%, due 08/08/19	11,599,461
3,500,000	AmeriCredit Automobile Receivables Trust, Series 13-1, Class E, 144A, 2.64%, due 07/08/20	3,493,170
9,000,000	AmeriCredit Automobile Receivables Trust, Series 13-3, Class E, 144A, 3.74%, due 12/08/20	9,129,060
13,720,000	AmeriCredit Automobile Receivables Trust, Series 14-2, Class E, 3.37%, due 11/08/21	13,526,109
2,804,000	CarFinance Capital Auto Trust, Series 13-1A, Class D, 144A, 4.68%, due 11/15/19	2,845,495
2,320,000	CarFinance Capital Auto Trust, Series 14-1A, Class C, 144A, 3.45%, due 04/15/20	2,314,258
1,330,000	CarFinance Capital Auto Trust, Series 14-1A, Class D, 144A, 4.90%, due 04/15/20	1,321,029
4,130,000	CFC LLC, Series 14-2A, Class E, 144A, 5.36%, due 11/15/21	4,139,068
4,000,000	CPS Auto Receivables Trust, Series 14-A, Class C, 144A, 3.29%, due 02/18/20	3,934,120
1,500,000	CPS Auto Receivables Trust, Series 14-A, Class D, 144A, 5.11%, due 02/18/20	1,469,985
139,615	CPS Auto Trust, Series 11-C, Class D, 144A, 10.00%, due 03/15/19	142,408
69,984	CPS Auto Trust, Series 12-A, Class C, 144A, 6.51%, due 06/17/19	70,045
733,827	CPS Auto Trust, Series 12-D, Class D, 144A, 4.82%, due 03/16/20	733,475
1,114,167	CPS Auto Trust, Series 13-A, Class D, 144A, 4.41%, due 06/15/20	1,109,967
194,574	CPS Auto Trust, Series 13-A, Class E, 144A, 6.41%, due 06/15/20	194,745
5,106,289	CPS Auto Trust, Series 13-B, Class D, 144A, 4.66%, due 09/15/20	5,091,583
874,425	CPS Auto Trust, Series 13-B, Class E, 144A, 6.41%, due 09/15/20	875,536
5,895,262	DT Auto Owner Trust, Series 12-2A, Class D, 144A, 4.35%, due 03/15/19	5,900,863
18,050,000	DT Auto Owner Trust, Series 13-1A, Class D, 144A, 3.74%, due 05/15/20	18,112,584

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Auto Retail Subprime — continued
8,000,000	DT Auto Owner Trust, Series 13-2A, Class D, 144A, 4.18%, due 06/15/20	8,079,120
5,115,000	DT Auto Owner Trust, Series 14-2A, Class D, 144A, 3.68%, due 04/15/21	5,118,171
25,000,000	Exeter Automobile Receivables Trust, Series 13-2A, Class D, 144A, 6.81%, due 08/17/20	25,854,190
6,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class C, 144A, 3.57%, due 07/15/19	6,037,500
12,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class D, 144A, 5.53%, due 02/16/21	12,192,550
5,000,000	Exeter Automobile Receivables Trust, Series 14-2A, Class C, 144A, 3.26%, due 12/16/19	4,913,850
6,000,000	Exeter Automobile Receivables Trust, Series 14-2A, Class D, 144A, 4.93%, due 12/15/20	5,946,720
3,000,000	First Investors Auto Owner Trust, Series 12-2A, Class D, 144A, 3.79%, due 09/16/19	3,030,000
3,000,000	Flagship Credit Auto Trust, Series 12-1, Class C, 144A, 4.93%, due 05/15/18	3,034,365
1,938,500	Flagship Credit Auto Trust, Series 13-1, Class D, 144A, 5.38%, due 07/15/20	1,953,911
3,000,000	Flagship Credit Auto Trust, Series 14-1, Class C, 144A, 3.34%, due 04/15/20	2,945,280
1,500,000	Flagship Credit Auto Trust, Series 14-1, Class D, 144A, 4.83%, due 06/15/20	1,476,855
1,400,000	Flagship Credit Auto Trust, Series 14-1, Class E, 144A, 5.71%, due 08/16/21	1,389,794

	Total Auto Retail Subprime	167,975,267

	Business Equipment Loans — 1.1%
1,000,000	Ascentium Equipment Receivables, Series 14-1A, Class C, 144A, 2.46%, due 11/13/18	1,005,785
2,580,000	Ascentium Equipment Receivables, Series 14-1A, Class D, 144A, 3.10%, due 06/10/21	2,606,826
3,000,000	Great America Leasing Receivables, Series 12-1, Class C, 144A, 3.00%, due 11/15/18	3,000,896
2,841,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class D, 144A, 5.11%, due 09/15/21	2,896,803
5,700,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E1, 144A, 6.00%, due 09/15/21	5,807,268
2,282,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E2, 144A, 6.00%, due 09/15/21	2,278,974
352,500	LEAF Receivables Funding 9 LLC, Series 13-1, Class B, 144A, 2.80%, due 09/15/21	352,383

	Total Business Equipment Loans	17,948,935

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Debt Obligations — 0.4%
5,897,785	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.18%, due 11/23/52	5,898
6,160,684	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.55%, due 05/25/46	6,083,675

	Total Collateralized Debt Obligations	6,089,573

	Collateralized Loan Obligations — 16.8%
37,012,500	Arrowpoint CLO Ltd., Series 15-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 1.87%, due 04/18/27	36,827,437
17,433,191	Atrium CDO Corp., Series 5A, Class A3A, 144A, Variable Rate, 3 mo. LIBOR + .24%, 0.61%, due 07/20/20	17,293,725
2,049,281	Babson CLO Ltd., Series 07-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .22%, 0.54%, due 01/18/21	2,020,958
9,871,557	Babson CLO Ltd., Series 07-1A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .21%, 0.53%, due 01/18/21	9,809,860
4,485,517	Carlyle High Yield Partners IX Ltd., Series 06-9A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .22%, 0.56%, due 08/01/21	4,457,483
1,875,000	CIFC Funding Ltd., Series 11-1A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 3.10%, 3.42%, due 01/19/23	1,857,866
27,700,000	CIFC Funding Ltd., Series 14-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.58%, 1.90%, due 01/17/27	27,530,254
3,965,000	CIFC Funding Ltd., Series 15-4A, Class D, 144A, Variable Rate, 5.81%, due 10/20/27	3,276,854
18,750,000	Franklin CLO V Ltd., 144A, Variable Rate, 3 mo. LIBOR + .45%, 0.79%, due 06/15/18	18,380,859
24,508,504	Franklin CLO VI Ltd., 144A, Variable Rate, 3 mo. LIBOR + .23%, 0.57%, due 08/09/19	23,810,012
28,020,000	Jamestown CLO Ltd., Series 15-6A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 1.97%, due 02/20/27	27,863,200
9,183,891	KKR Financial CLO Ltd., Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 0.71%, due 05/15/21	9,170,115
22,307,000	Madison Park Funding X Ltd., Series 12-10A, Class A2, 144A, Variable Rate, 1.40%, due 01/20/25	22,251,233
7,779,603	Nautique Funding Ltd., Series 06-1A, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.45%, due 04/15/20	7,683,914
14,000,000	Octagon Investment Partners XXI Ltd., Series 14-1A, Class A1A, 144A, 3 mo. LIBOR + 1.47%, 1.83%, due 11/14/26	13,906,900
11,850,760	Rockwall CDO II Ltd., Series 07-1A, Class A1LA, 144A, Variable Rate, 3 mo. LIBOR + .25%, 0.58%, due 08/01/24	11,511,081

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
3,750,000	Shinnecock CLO, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + .48%, 0.80%, due 07/15/18	3,642,188
2,666,000	Symphony CLO VII Ltd., Series 11-7A, Class D, 144A, Variable Rate, 3 mo. LIBOR + 3.20%, 3.52%, due 07/28/21	2,666,000
36,880,000	West CLO Ltd., Series 14-2A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 1.87%, due 01/16/27	36,511,200

	Total Collateralized Loan Obligations	280,471,139

	Commercial Mortgage-Backed Securities — 21.3%
8,102,008	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.58%, due 04/25/34	7,595,632
1,157,346	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .84%, 0.78%, due 04/25/34	1,083,132
643,623	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 1.42%, due 04/25/34	605,005
8,140,012	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.59%, due 01/25/35	7,387,061
11,711,597	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 0.61%, due 01/25/36	10,247,647
12,590,721	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, 1 mo. LIBOR + .28%, 0.50%, due 07/25/36	10,469,184
1,422,530	Bayview Commercial Asset Trust, Series 06-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.52%, due 10/25/36	1,175,525
9,695,677	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, 1 mo. LIBOR + .27%, 0.49%, due 07/25/37	8,334,404
7,546,389	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.46%, due 07/25/37	6,414,430
6,097,866	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.52%, due 12/25/37	6,280,802
3,750,000	Citigroup Commercial Mortgage Trust, Series 15-GC35, Class A4, 3.82%, due 11/10/48	3,862,386
873,426	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.66%, due 10/25/30	752,972
21,310,000	Commercial Mortgage Pass-Through Certificates, Series 13-300P, Class A1, 144A, 4.35%, due 08/10/30	22,993,490
7,000,000	Commercial Mortgage Pass-Through Certificates, Series 13-300P, Class D, 144A, 4.39%, due 08/10/30	7,137,971
7,500,000	Commercial Mortgage Trust, Series 07-GG9, Class AJ, Variable Rate, 5.51%, due 03/10/39	7,143,750

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
8,957,000	Commercial Mortgage Trust, Series 13-CR13, Class A4, Variable Rate, 4.19%, due 11/10/23	9,642,195
4,686,000	Core Industrial Trust, Series 15-CALW, Class A, 144A, 3.29%, due 02/10/37	4,658,821
32,957,000	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.23%, due 02/10/37	30,798,317
13,384,000	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 3.04%, due 02/10/34	13,528,547
11,250,000	CSAIL Commercial Mortgage Trust, Series 15-C4, Class D4, 3.81%, due 11/15/48	11,634,964
7,500,000	Eleven Madison Mortgage Trust, Series 15-11MD, Class A, 144A, Variable Rate, 3.55%, due 09/10/35	7,667,789
4,419,750	FREMF Mortgage Trust, Series 15-K50, Class B, 3.78%, due 08/25/25	3,824,463
11,250,000	FREMF Mortgage Trust, Series 15-K720, Class B, 144A, Variable Rate, 3.39%, due 07/25/22	10,023,750
1,723,220	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 0.44%, due 11/15/33	1,637,059
6,115,677	GE Business Loan Trust, Series 06-2A, Class A, 144A, 1 mo. LIBOR + .18%, 0.38%, due 11/15/34	5,733,447
10,994,173	GE Business Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .17%, 0.37%, due 04/16/35	10,466,453
11,237,537	GE Business Loan Trust, Series 07-1A, Class D, 144A, 1 mo. LIBOR + 1.00%, 1.20%, due 04/16/35	9,320,188
23,215,259	GS Mortgage Securities Trust, Series 13-GC16, Class A4, 4.27%, due 11/10/46	25,160,066
25,668,408	Hilton USA Trust, Series 13-HLF, Class EFL, 144A, 1 mo. LIBOR + 3.75%, 3.94%, due 11/05/30	25,519,531
6,833,500	Hilton USA Trust, Series 13-HLT, Class EFX, 144A, 4.45%, due 11/05/30	6,860,770
5,625,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 12-HSBC, Class A, 144A, 3.09%, due 07/05/32	5,685,672
6,667,500	JP Morgan Chase Commercial Mortgage Securities Corp., Series 13-LC11, Class D, Variable Rate, 4.38%, due 04/15/46	6,125,766
15,750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 14-FBLU, Class D, 144A, 1 mo. LIBOR + 2.60%, 2.80%, due 12/15/28	15,724,800
6,367,500	LB-UBS Commercial Mortgage Trust, Series 05-C7, Class F, Variable Rate, 5.35%, due 11/15/40	6,271,988
12,311,598	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 02/25/30	11,549,510

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
1,968,656	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 09/25/30	1,832,425
4,982,730	Lehman Brothers Small Balance Commercial, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 0.53%, due 04/25/31	4,310,061
11,249,250	ML-CFC Commercial Mortgage Trust, Series 06-4, Class AJ, 5.24%, due 12/12/49	11,274,112
3,193,914	Monty Parent Issuer LLC, Series 2013-LTR1, Class B, 144A, 4.25%, due 11/20/28	3,185,930
9,500,000	SCG Trust, Series 13-SRP1, Class D, 144A, 1 mo. LIBOR + 3.34%, 3.54%, due 11/15/26	9,396,450
4,013,670	Velocity Commercial Capital Loan Trust, Series 15-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 2.43%, 2.65%, due 06/25/45	4,033,737

	Total Commercial Mortgage-Backed Securities	357,350,202

	Consumer Loans — 0.2%
4,000,000	Springleaf Funding Trust, Series 14-AA, Class C, 144A, 4.45%, due 12/15/22	3,994,292

	Insured Residential Mortgage-Backed Securities — 0.4%
631,749	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.55%, due 01/25/35 ¿	573,182
5,288,140	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.35%, due 06/15/37	4,505,064
2,037,331	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.70%, due 10/25/34 ¿	1,923,240
62,951	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.66%, due 06/25/34 ¿	59,742

	Total Insured Residential Mortgage-Backed Securities	7,061,228

	Other — 1.1%
11,232,228	Aircraft Finance Trust, Series 99-1A, Class A1, 1 mo. LIBOR + .48%, 0.68%, due 05/15/24	2,639,574
2,270,652	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	1,850,581
11,117,401	Greenpoint Manufactured Housing, Series 98-1, Class 2A, Variable Rate, 1 mo. LIBOR + .57%, 0.77%, due 05/15/28	10,005,661
4,800,000	Guanay Finance Ltd., 144A, 6.00%, due 12/15/20	4,812,000

	Total Other	19,307,816

	Residential Mortgage-Backed Securities - Non-Performing Loans — 0.2%
3,689,421	Stanwich Mortgage Loan Trust, Series 13-NPL2, Class A, 144A, 3.23%, due 04/16/59	3,652,527

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities - Other — 6.2%
2,117,827	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .28%, 0.50%, due 02/25/36 ¿	1,229,398
2,570,467	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.54%, due 09/25/35	1,496,783
1,084,244	Banc of America Funding Corp., Series 12-R4, Class A, 144A, 1 mo. LIBOR + .26%, 0.45%, due 03/04/39	1,075,272
5,152,818	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.23%, due 05/28/39	3,453,179
5,412,054	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.53%, due 05/28/39	2,755,849
7,699,948	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 02/28/40	6,022,165
5,772,720	BCAP LLC Trust, Series 09-RR13, Class 16A2, 144A, Variable Rate, 2.97%, due 09/26/35	4,964,539
6,550,113	BCAP LLC Trust, Series 12-RR11, Class 3A3, 144A, Variable Rate, 8.73%, due 04/26/36	5,371,092
7,143,391	BCAP LLC Trust, Series 12-RR11, Class 5A3, 144A, Variable Rate, 8.00%, due 04/26/37	5,161,207
12,898,245	BCAP LLC Trust, Series 12-RR2, Class 1A2, 144A, Variable Rate, 1 mo. LIBOR + .17%, 0.37%, due 08/26/36	11,608,421
6,618,162	BCAP LLC Trust, Series 12-RR7, Class 1A2, 144A, Variable Rate, 1 mo. LIBOR + .17%, 0.37%, due 08/26/36	5,724,710
1,274,975	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.54%, due 02/25/37	1,951,095
9,948,020	Impac CMB Trust Series, Series 05-7, Class A1, Variable Rate, 1 mo. LIBOR + .52%, 0.74%, due 11/25/35	8,373,249
17,072,477	JP Morgan Resecuritization Trust, Series 09-11, Class 5A2, 144A, Variable Rate, 2.67%, due 09/26/36	15,023,780
26,843,454	LSTAR Securities Investment Trust, Series 14-2, Class A, 144A, 1 mo. LIBOR + 2.00%, 2.19%, due 12/01/21	26,541,465
5,055,574	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.54%, due 03/25/36	1,314,449
1,256,519	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.48%, due 02/26/34	1,105,737

	Total Residential Mortgage-Backed Securities - Other	103,172,390

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities - Subprime — 11.5%
6,584,070	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.37%, due 04/25/36	6,171,249
598,828	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.26%, due 05/25/34	595,082
6,511,612	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.41%, due 03/25/36	3,165,507
10,520,424	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.33%, due 04/25/31	10,499,398
11,145,697	Citigroup Mortgage Loan Trust, Series 06-AR5, Class 2A2A, Variable Rate, 2.79%, due 07/25/36	8,881,739
1,154,740	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.60%, due 12/25/33	1,131,645
4,872,635	Citigroup Mortgage Loan Trust, Inc., Series 07-AMC4, Class A2B, 1 mo. LIBOR + .14%, 0.36%, due 05/25/37	4,736,299
22,395,046	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.36%, due 02/25/37	21,751,041
449,985	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .60%, 0.82%, due 04/25/34 ¿	364,488
5,791,665	First NLC Trust, Series 05-4, Class A3, 1 mo. LIBOR + 27%, 0.49%, due 02/25/36	5,704,790
1,106,306	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.42%, due 05/25/36	91,436
8,008,709	GE-WMC Mortgage Securities, Series 06-1, Class A2B, 1 mo. LIBOR + .15%, 0.37%, due 08/25/36	4,444,833
6,221,804	Home Equity Asset Trust, Series 07-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .18%, 0.40%, due 08/25/37	6,128,477
849,186	JP Morgan Mortgage Acquisition Corp., Series 07-CH3, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 03/25/37	830,079
20,120,943	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 08/25/36	7,746,563
11,757,092	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.38%, due 10/25/36 ¿	6,701,543
4,055,172	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.34%, due 02/25/37	1,933,952
981,345	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .80%, 1.02%, due 08/25/34 ¿	946,998

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities - Subprime — continued
534,321	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.39%, due 03/25/36 ¿	526,306
1,272,261	Morgan Stanley Home Equity Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .10%, 0.32%, due 12/25/36	723,089
6,514,528	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, 1 mo. LIBOR + .16%, 0.38%, due 04/25/36	4,527,597
7,177,827	Nationstar Home Equity Loan Trust, Series 07-B, Class 2AV2, Variable Rate, 1 mo. LIBOR + .18%, 0.40%, due 04/25/37	7,046,452
19,205,000	Nomura Home Equity Loan, Inc., Series 06-HE1, Class M1, 1 mo. LIBOR + .41%, 0.63%, due 02/25/36	17,332,221
823,670	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.37%, due 07/25/36	700,201
7,019,798	OWNIT Mortgage Loan Asset-Backed, Series 06-3, Class A2C, 1 mo. LIBOR + 17%, 0.39%, due 03/25/37	6,733,410
36,024,053	Residential Asset Mortgage Products, Inc., Series 06-RS3, Class A4, 1 mo. LIBOR + .30%, 0.52%, due 05/25/36	26,657,799
6,383,512	Residential Asset Mortgage Products, Inc., Series 07-RZ1, Class A2, 1 mo. LIBOR + .16%, 0.38%, due 02/25/37	5,821,088
10,000,000	Residential Asset Securities Corp., Series 07-KS3, Class AI3, 1 mo. LIBOR + .25%, 0.47%, due 04/25/37	9,050,000
653,808	Securitized Asset-Backed Receivables LLC, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.38%, due 07/25/36	318,814
5,203,251	Securitized Asset-Backed Receivables LLC, Series 06-NC2, Class A3, 1 mo. LIBOR + .24%, 0.46%, due 03/25/36	4,526,828
16,125,098	Securitized Asset-Backed Receivables LLC, Series 06-WM1, Class A2C, 1 mo. LIBOR + .29%, 0.51%, due 12/25/35	14,129,801
2,093,010	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.42%, due 01/25/36	2,050,262

	Total Residential Mortgage-Backed Securities - Subprime	191,968,987

	Residential Mortgage-Backed Securities - Alt-A — 3.5%
12,070,607	Adjustable Rate Mortgage Trust, Series 05-4, Class 6A1, Variable Rate, 2.81%, due 08/25/35	10,561,781
3,025,054	Alternative Loan Trust, Series 03-18CB, Class 1A1, 5.25%, due 09/25/33	3,089,870
3,828,195	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + .70%, 0.92%, due 10/25/36	2,450,045

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities - Alt-A — continued
3,790,513	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + .70%, 0.92%, due 05/25/36	2,312,213
9,777,333	Bear Stearns ALT-A Trust, Series 05-4, Class 24A1, Variable Rate, 2.54%, due 05/25/35	9,337,353
3,783,377	Bear Stearns ARM Trust, Series 07-1, Class 2A1, Variable Rate, 3.03%, due 02/25/47	3,263,741
5,411,101	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 2.82%, due 12/25/36	4,753,604
4,965,698	MBS Alt-A Securities, Inc. Mortgage Loan Trust, Series 05-AR1, Class 1A1, Variable Rate, 1 mo. LIBOR + .31%, 0.53%, due 08/25/35	3,773,931
4,680,763	Washington Mutual Mortgage Pass-Through, Series 05-7, Class 2CB1, 5.50%, due 08/25/35	4,493,532
13,959,574	Washington Mutual Mortgage Pass-Through, Series 06-AR10, Class A2A, 1 mo. LIBOR + .17%, 0.39%, due 12/25/36	10,779,409
4,769,936	Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 1A13, Variable Rate, 1 mo. LIBOR + .37%, 0.59%, due 07/25/37	4,012,470

	Total Residential Mortgage-Backed Securities - Alt-A	58,827,949

	Student Loans — 14.3%
7,737,793	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .32%, 0.65%, due 03/28/35	6,905,980
8,187,440	National Collegiate Student Loan Trust, Series 06-2, Class A3, 1 mo. LIBOR + .21%, 0.43%, due 11/25/27	7,655,256
41,277,174	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 0.47%, due 03/27/28	39,626,087
48,998,000	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + .24%, 0.46%, due 07/25/30	43,608,220
13,975,386	National Collegiate Student Loan Trust, Series 05-2, Class A4, 1 mo. LIBOR + .27%, 0.49%, due 09/25/29	12,997,109
7,742,828	National Collegiate Student Loan Trust, Series 05-3, Class A4, 1 mo. LIBOR + .28%, 0.50%, due 04/25/29	7,617,007
4,986,947	National Collegiate Student Loan Trust, Series 06-3, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 10/25/27	4,943,311
2,450,000	National Collegiate Student Loan Trust, Series 06-3, Class A4, 1 mo. LIBOR + .27%, 0.49%, due 03/26/29	2,229,500
5,552,112	National Collegiate Student Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .13%, 0.35%, due 11/27/28	5,496,591
31,458,000	SLC Student Loan Trust, Series 06-A, Class C, 3 mo. LIBOR + .45%, 0.77%, due 07/15/36	27,378,212

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — continued
3,437,206	SLM Private Credit Student Loan Trust, Series 04-B, Class B, 3 mo. LIBOR + .47%, 0.81%, due 09/15/33	3,145,044
7,495,521	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .28%, 0.62%, due 12/15/38	6,727,230
7,422,975	SLM Private Credit Student Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .40%, 0.74%, due 06/15/39	6,532,218
12,570,817	SLM Student Loan Trust, Series 05-A, Class A3, 3 mo. LIBOR + .20%, 0.54%, due 06/15/23	12,067,985
6,000,000	SLM Student Loan Trust, Series 11-B, Class A3, 144A, 1 mo. LIBOR + 2.25%, 2.45%, due 06/16/42	6,212,172
8,246,377	SLM Student Loan Trust, Series 06-C, Class A4, 3 mo. LIBOR + .17%, 0.51%, due 03/15/23	8,081,450
5,104,429	SLM Student Loan Trust, Series 10-A, Class 2A, 144A, 1 mo. LIBOR + 3.25%, 3.45%, due 05/16/44	5,307,177
7,000,000	SLM Student Loan Trust, Series 14-A, Class B, 144A, 3.50%, due 11/15/44	6,764,744
9,000,000	SLM Student Loan Trust, Series 04-B, Class A4, 3 mo. LIBOR + .43%, 0.77%, due 09/15/33	7,920,000
8,000,000	SLM Student Loan Trust, Series 04-A, Class A3, 3 mo. LIBOR + .40%, 0.74%, due 06/15/33	7,584,000
3,083,503	SLM Student Loan Trust, Series 04-A, Class B, 3 mo. LIBOR + .58%, 0.92%, due 06/15/33	2,910,056
8,500,000	SLM Student Loan Trust, Series 04-B, Class A3, 3 mo. LIBOR + .33%, 0.67%, due 03/15/24	7,990,000

	Total Student Loans	239,699,349

	Time Share — 2.7%
698,140	BXG Receivables Note Trust, Series 10-A, Class B, 144A, 7.50%, due 03/02/26	727,399
4,051,474	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	4,104,062
4,646,801	Diamond Resorts Owner Trust, Series 13-2, Class A, 144A, 2.27%, due 05/20/26	4,568,195
1,684,465	Diamond Resorts Owner Trust, Series 13-2, Class B, 144A, 2.62%, due 05/20/26	1,646,762
3,152,486	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, 3.50%, due 05/20/30	3,190,051
787,379	Orange Lake Timeshare Trust, Series 12-AA, Class B, 144A, 4.87%, due 03/10/27	803,764
67,130	Sierra Receivables Funding Co. LLC, Series 11-1A, Class B, 144A, 4.23%, due 04/20/26	67,184
1,637,638	Sierra Receivables Funding Co. LLC, Series 12-1A, Class B, 144A, 3.58%, due 11/20/28	1,654,861

Par Value ($) / Shares	Description	Value ($)
	Asset-Backed Securities — continued
	Time Share — continued
3,409,922	Sierra Receivables Funding Co. LLC, Series 12-2A, Class B, 144A, 3.42%, due 03/20/29	3,422,706
878,157	Sierra Receivables Funding Co. LLC, Series 12-3A, Class B, 144A, 2.66%, due 08/20/29	877,024
799,036	Sierra Receivables Funding Co. LLC, Series 13-2A, Class C, 144A, 4.75%, due 11/20/25	798,037
3,962,665	Silverleaf Finance LLC, Series 12-D, Class B, 144A, 4.45%, due 03/17/25	4,005,819
4,805,400	Silverleaf Finance LLC, Series 13-A, Class B, 144A, 3.67%, due 03/16/26	4,796,072
5,528,753	Welk Resorts LLC, Series 13-AA, Class A, 144A, 3.10%, due 03/15/29	5,523,443
945,916	Westgate Resorts LLC, Series 12-3A, Class A, 144A, 2.50%, due 03/20/25	944,025
2,347,267	Westgate Resorts LLC, Series 13-1A, Class B, 144A, 3.75%, due 08/20/25	2,345,154
2,506,666	Westgate Resorts LLC, Series 14-AA, Class A, 144A, 6.25%, due 10/20/26	2,495,637
3,750,000	Westgate Resorts LLC, Series 15-2A, Class A, 144A, 3.20%, due 07/20/28	3,742,500

	Total Time Share	45,712,695

	Total Asset-Backed Securities	1,525,867,789

	U.S. Government Agency — 1.4%
580,728	Agency for International Development Floater (Support of Jamaica), 3 mo. LIBOR + .30%, 0.71%, due 10/01/18 (a)	572,109
8,250,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR + .15%, 0.80%, due 10/29/26 (a)	7,868,924
9,381,250	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR - .02%, 0.64%, due 02/01/25 (a)	8,951,681
5,640,000	Agency for International Development Floater (Support of Tunisia), 6 mo. LIBOR, + 0.65%, due 07/01/23 (a)	5,429,512
200,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	228,300

	Total U.S. Government Agency	23,050,526

	TOTAL DEBT OBLIGATIONS (COST $1,583,659,791)	1,548,918,315

	MUTUAL FUNDS — 4.4%

	United States — 4.4%
	Affiliated Issuers — 4.4%
2,953,673	GMO U.S. Treasury Fund	73,841,824

	TOTAL MUTUAL FUNDS (COST $73,841,824)	73,841,824

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

OPTIONS PURCHASED — 0.0%

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Value ($)
			Options on Credit Default Swaps — 0.0%
USD	50,000,000	01/20/2016	CDX.NA.IG.25	Fixed Spread	Receive	77.50%	BOA	30,443
USD	25,000,000	01/20/2016	CDX.NA.IG.25	Fixed Spread	Receive	77.50%	BOA	15,221

			Total Options on Credit Default Swaps					45,664

			TOTAL OPTIONS PURCHASED (COST $88,750)					45,664

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.9%

	U.S. Government — 2.9%
30,000,000	U.S. Treasury Bill, 0.13%, due 04/14/16 (b) (c)	29,978,340
3,000,000	U.S. Treasury Bill, 0.06%, due 01/07/16 (b) (c)	2,999,802
15,000,000	U.S. Treasury Bill, 0.20%, due 04/21/16 (b) (c)	14,988,015

	Total U.S. Government	47,966,157

	TOTAL SHORT-TERM INVESTMENTS (COST $47,964,287)	47,966,157

	TOTAL INVESTMENTS — 99.8% (Cost $1,705,554,652)	1,670,771,960
	Other Assets and Liabilities (net) — 0.2%	2,794,090

	TOTAL NET ASSETS — 100.0%	$1,673,566,050

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
01/25/2016	BOA	EUR	2,064,426	USD	2,223,480	$38,661
01/25/2016	DB	EUR	2,033,613	USD	2,186,673	34,464
01/25/2016	GS	EUR	2,064,425	USD	2,221,032	36,214
01/25/2016	BOA	USD	300,000	EUR	278,540	(5,216)
01/25/2016	DB	USD	295,033	EUR	274,382	(4,650)
01/25/2016	GS	USD	299,669	EUR	278,539	(4,886)

						$94,587

Written Options

Written Options on Credit Default Swaps

Principal Amount	Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
USD 50,000,000	01/20/2016	CDX.NA.IG.25	Fixed Spread	Receive	105.00%	BOA	$60,000	$(41,987)
USD 25,000,000	01/20/2016	CDX.NA.IG.25	Fixed Spread	Receive	110.00%	BOA	31,250	(15,191)

							$91,250	$(57,178)

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
13,385,000	USD	1/17/2047	BOA	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		$287,257
9,067,000	USD	5/11/2063	CSI	(Pay)	3.00%	3.00%	CMBX.BBB-CDSI.S6	NA		164,868
4,535,000	USD	10/17/2057	DB	Receive	0.50%	0.50%	CMBX.NA.AAA.8	4,535,000	USD	(208,295)
8,909,000	USD	10/17/2057	DB	Receive	0.50%	0.50%	CMBX.NA.AAA.8	8,909,000	USD	(409,195)
26,609,000	USD	1/17/2047	DB	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		571,059
13,270,000	USD	1/17/2047	MSCI	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		284,789
13,270,000	USD	10/17/2057	MSCI	Receive	0.50%	0.50%	CMBX.NA.AAA.8	13,270,000	USD	(609,498)
7,500,000	USD	1/17/2047	BCLY	(Pay)	3.00%	3.00%	CMBX.NA.BBB-.7	NA		320,125
13,200,000	USD	10/17/2057	GS	Receive	0.50%	0.50%	CMBX.NA.AAA.8	13,200,000	USD	(606,283)
13,200,000	USD	1/17/2047	GS	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		283,287
50,000,000	USD	12/20/2019	GS	(Pay)	5.00%	0.61%	CDX-NAHYS23V1-5Y 35-100%	NA		(9,153,531)
83,630,000	EUR	12/20/2019	CSI (d)	(Pay)	1.00%	0.65%	ITRAXX-EUROPES22V1-5Y	NA		(1,719,402)
176,070,000	EUR	12/20/2019	MSCI	Receive	1.00%	0.30%	ITRAXX-EUROPES22V1-5Y	176,070,000	EUR	6,198,879
88,035,000	EUR	12/20/2020	JPM	Receive	1.00%	0.42%	ITRAXX-EUROPES24V1-5Y	88,035,000	EUR	3,303,191
44,020,000	EUR	12/20/2020	CSI (d)	(Pay)	1.00%	0.83%	ITRAXX-EUROPES24V1-5Y	NA		(795,692)
90,890,000	EUR	12/20/2020	CSI (d)	(Pay)	1.00%	0.92%	ITRAXX-FINSENS23V1-5Y	NA		(1,718,571)
44,616,000	USD	10/17/2057	CSI	Receive	0.50%	0.50%	CMBX.NA.AAA.8	44,616,000	USD	(2,049,238)
44,616,000	USD	1/17/2047	CSI	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		957,509
5,000,000	USD	6/20/2016	GS	Receive	5.00%	26.54%	MBIA Corp	5,000,000	USD	(474,368)
5,000,000	USD	3/20/2017	GS	(Pay)	5.00%	30.49%	MBIA Corp	NA		1,098,023
4,600,000	USD	3/20/2017	JPM	(Pay)	5.00%	30.49%	MBIA Corp	NA		1,010,182
4,533,000	USD	5/11/2063	CSI	(Pay)	3.00%	3.00%	CMBX.BBB-CDSI.S6	NA		82,425
4,600,000	USD	6/20/2016	JPM	Receive	5.00%	26.54%	MBIA Corp	4,600,000	USD	(436,419)
44,600,000	USD	12/20/2019	MSCI	(Pay)	5.00%	0.75%	CDX.HY.CDSI.S23	NA		(8,164,950)
92,520,000	USD	12/20/2020	CSI (d)	(Pay)	1.00%	0.76%	CDX-NAIGS25V1-5Y	NA		(891,358)
1,920,000	USD	12/20/2015	GS	(Pay)	5.00%	23.20%	MBI AAA CDS USD SR 0M D14	NA		486
6,000,000	USD	1/17/2047	BCLY	(Pay)	3.00%	3.00%	CMBX.NA.BBB-.7	NA		256,100
3,750,000	USD	1/17/2047	BCLY	(Pay)	3.00%	3.00%	CMBX.NA.BBB-.7	NA		160,063

										$(12,258,557)

							Premiums to (Pay) Receive			$13,118,086

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of November 30, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
300,000,000	USD	7/16/2016	CSS (e)	(Pay)	0.53%	3 Month USD LIBOR	$50,166
110,000,000	USD	5/7/2017	CSS (e)	(Pay)	0.88%	3 Month USD LIBOR	(98,631)
100,000,000	USD	12/16/2017	CSS (e)	(Pay)	0.89%	3 Month USD LIBOR	271,074
71,661,000	USD	3/16/2021	CSS (e)	(Pay)	1.75%	3 Month USD LIBOR	(149,129)
20,292,000	USD	10/9/2022	CSS (e)	(Pay)	1.74%	3 Month USD LIBOR	121,379
8,700,000	USD	10/29/2022	CSS (e)	(Pay)	1.69%	3 Month USD LIBOR	82,269
17,100,000	USD	3/16/2023	CSS (e)	(Pay)	1.95%	3 Month USD LIBOR	(14,582)
27,201,000	USD	4/16/2025	CSS (e)	(Pay)	2.00%	3 Month USD LIBOR	137,625
6,787,500	USD	9/17/2025	CSS (e)	(Pay)	2.26%	3 Month USD LIBOR	(101,524)
36,800,000	USD	3/16/2026	CSS (e)	(Pay)	2.25%	3 Month USD LIBOR	(245,461)

							$53,186

					Premiums to (Pay) Receive		$193,666

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDO - Collateralized Debt Obligation

CLO - Collateralized Loan Obligation

EURIBOR - Euro Interbank Offered Rate

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

OTC - Over-the-Counter

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2015, which are subject to change based on the terms of the security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	Swap was cleared through the Intercontinental Exchange, Inc.

(e)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CSI - Credit Suisse International

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 90.6%

		Albania — 0.9%
		Foreign Government Obligations
USD	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	35,872,016

		Angola — 0.6%
		Foreign Government Obligations
USD	23,000,000	Republic of Angola, Reg S, 9.50%, due 11/12/25	23,000,000

		Argentina — 5.4%
		Foreign Government Obligations — 4.3%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	5,764,405
USD	2,956,000	Republic of Argentina Discount Bond, 6 mo. LIBOR + .81%, due 03/31/23 (b)	3,517,640
USD	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33 (b)	44,037,137
USD	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	10,532,496
EUR	8,008,646	Republic of Argentina Discount Bond, 7.82%, due 12/31/33 (b)	8,630,763
DEM	4,735,000	Republic of Argentina Discount Bond, Series DM, 6 mo. DEM LIBOR + .81%, due 03/31/23 (b)	3,069,446
EUR	100,400,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38 (b)	59,668,645
EUR	47,530,000	Republic of Argentina Par Bond, 2.26%, due 12/31/38 (b)	27,745,339
USD	5,440,000	Republic of Argentina Par Bond, Step Up, 2.50%, due 12/31/38	3,126,843

			166,092,714

		Judgments — 1.1%
USD	32,000,000	Republic of Argentina Discount Bond, 1.00%, due 03/31/23(b) (c) (d)	30,208,000
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (b) (c) (d)	14,160,000

			44,368,000

		Total Argentina	210,460,714

		Armenia — 0.8%
		Foreign Government Obligations
USD	2,200,000	Republic of Armenia, Reg S, 6.00%, due 09/30/20	2,156,000
USD	31,000,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	30,418,750

		Total Armenia	32,574,750

		Azerbaijan — 0.7%
		Foreign Government Agency — 0.2%
USD	7,500,000	State Oil Co of the Azerbaijan Republic, Reg S, 6.95%, due 03/18/30	7,012,500

Par Value		Description	Value ($)
		Azerbaijan — continued
		Foreign Government Obligations — 0.5%
USD	23,000,000	Republic of Azerbaijan International Bond, Reg S, 4.75%, due 03/18/24	21,821,250

		Total Azerbaijan	28,833,750

		Bahrain — 0.6%
		Foreign Government Obligations
USD	30,250,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	24,094,125

		Belarus — 0.1%
		Foreign Government Obligations
USD	5,000,000	Republic of Belarus, Reg S, 8.95%, due 01/26/18	5,212,500

		Belize — 0.5%
		Foreign Government Obligations
USD	28,986,300	Republic of Belize, Reg S, Step Up, 5.00%, due 02/20/38	21,232,465

		Bosnia & Herzegovina — 0.1%
		Foreign Government Obligations
DEM	6,350,520	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 0.88%, due 12/11/17	3,070,373

		Brazil — 3.8%
		Foreign Government Agency — 2.7%
USD	31,000,000	Banco Nacional de Desenvolvimento Economico e Social, Reg S, 5.75%, due 09/26/23	28,442,500
GBP	13,420,000	Petrobras Global Finance BV, 6.25%, due 12/14/26	14,097,764
USD	96,000,000	Petrobras Global Finance BV, 6.85%, due 06/05/15	64,307,520

			106,847,784

		Foreign Government Obligations — 1.1%
USD	20,000,000	Republic of Brazil, 7.13%, due 01/20/37	19,050,000
USD	21,000,000	Republic of Brazil, 8.25%, due 01/20/34	21,997,500

			41,047,500

		Total Brazil	147,895,284

		Cameroon — 0.6%
		Foreign Government Obligations
USD	24,000,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	23,482,920

		Chile — 0.9%
		Corporate Debt — 0.5%
USD	17,000,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97	20,456,100

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		Chile — continued
		Foreign Government Agency — 0.4%
USD	16,500,000	Corp Nacional del Cobre de Chile, Reg S, 4.50%, due 09/16/25	15,814,425

		Total Chile	36,270,525

		China — 0.8%
		Foreign Government Agency
USD	33,000,000	Export-Import Bank of China via Avi Funding Co. Ltd. (The), Reg S, 3.80%, due 09/16/25	33,288,750

		Colombia — 1.5%
		Foreign Government Agency — 0.8%
USD	4,000,000	Ecopetrol SA, 5.88%, due 05/28/45	3,120,000
USD	28,750,000	Ecopetrol SA, 7.38%, due 09/18/43	26,414,062

			29,534,062

		Foreign Government Obligations — 0.7%
USD	25,000,000	Colombia Government International Bond, 5.63%, due 02/26/44	23,812,500
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (c)	5,385,670

			29,198,170

		Total Colombia	58,732,232

		Congo Republic (Brazzaville) — 2.0%
		Foreign Government Obligations
USD	93,321,540	Republic of Congo, Reg S, Series INTL, Step Up, 4.00%, due 06/30/29	76,523,663

		Costa Rica — 1.3%
		Foreign Government Agency — 0.3%
USD	15,045,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	11,565,844

		Foreign Government Obligations — 1.0%
USD	43,400,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	37,866,500

		Total Costa Rica	49,432,344

		Croatia — 1.3%
		Foreign Government Obligations
USD	6,000,000	Croatia Government International Bond, Reg S, 6.38%, due 03/24/21	6,450,000
USD	18,000,000	Croatia Government International Bond, Reg S, 6.00%, due 01/26/24	19,102,500
USD	24,000,000	Croatia Government International Bond, Reg S, 5.50%, due 04/04/23	24,762,000

		Total Croatia	50,314,500

		Dominican Republic — 3.0%
		Asset-Backed Securities — 0.6%
USD	24,037,148	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24 (c)	22,592,619

Par Value		Description	Value ($)
		Dominican Republic — continued
		Foreign Government Agency — 0.2%
USD	7,370,000	Banco de Reservas de la Republica Dominicana, Reg S, 7.00%, due 02/01/23	7,323,459

		Foreign Government Obligations — 2.2%
USD	8,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	9,360,000
USD	38,607,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.47%, due 08/30/24	38,452,572
USD	10,000,000	Dominican Republic International Bond, Reg S, 7.45%, due 04/30/44	10,375,000
USD	29,000,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	28,347,500

			86,535,072

		Total Dominican Republic	116,451,150

		Ecuador — 0.3%
		Foreign Government Obligations
USD	17,500,000	Ecuador Government International Bond, Reg S, 7.95%, due 06/20/24	13,387,500

		El Salvador — 0.3%
		Foreign Government Obligations
USD	13,203,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	11,701,159

		Ethiopia — 0.3%
		Foreign Government Obligations
USD	14,000,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	12,999,000

		Gabon — 0.9%
		Foreign Government Obligations
USD	40,000,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	34,140,000

		Ghana — 0.5%
		Foreign Government Obligations
USD	13,000,000	Ghana Government International Bond, Reg S, 10.75%, due 10/14/30	13,630,500
USD	8,000,000	Republic of Ghana, Reg S, 7.88%, due 08/07/23 (e)	6,800,000

		Total Ghana	20,430,500

		Greece — 0.5%
		Foreign Government Obligations
EUR	28,882,000	Hellenic Republic Government Bond, Step Up, 3.00%, due 02/24/36	18,266,135

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		Grenada — 0.2%
		Foreign Government Obligations
USD	12,332,200	Grenada Government International Bond, 7.00%, due 05/12/30	6,782,710
USD	347,100	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	190,905

		Total Grenada	6,973,615

		Guatemala — 0.5%
		Foreign Government Obligations
USD	15,500,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	19,793,500

		Honduras — 0.8%
		Foreign Government Obligations
USD	10,000,000	Republic of Honduras, Reg S, 8.75%, due 12/16/20	11,175,000
USD	18,875,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	20,054,687

		Total Honduras	31,229,687

		Hungary — 1.8%
		Foreign Government Obligations
USD	51,500,000	Hungary Government International Bond, 7.63%, due 03/29/41	70,391,745

		Iceland — 0.3%
		Foreign Government Obligations
USD	11,000,000	Iceland Government International Bond, Reg S, 5.88%, due 05/11/22	12,555,767

		Indonesia — 3.2%
		Foreign Government Agency — 1.3%
USD	8,000,000	Majapahit Holding BV, Reg S, 7.75%, due 01/20/20	8,988,000
USD	28,200,000	Majapahit Holding BV, Reg S, 7.88%, due 06/29/37	30,949,500
USD	10,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	9,451,000

			49,388,500

		Foreign Government Obligations — 1.9%
USD	33,800,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	31,180,500
USD	41,716,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	44,323,250

			75,503,750

		Total Indonesia	124,892,250

		Iraq — 0.3%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	10,875,000

Par Value		Description	Value ($)
		Israel — 1.1%
		Foreign Government Agency
JPY	2,500,000,000	Israel Electric Corp., Ltd., Reg S, 4.10%, due 01/14/32	19,445,573
USD	7,243,000	Israel Electric Corp., Ltd., Reg S, 7.88%, due 12/15/26	8,651,764
USD	12,143,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	13,144,797

		Total Israel	41,242,134

		Ivory Coast — 0.6%
		Foreign Government Obligations
USD	25,265,000	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	22,637,440

		Jamaica — 0.4%
		Foreign Government Agency — 0.1%
USD	4,000,000	National Road Operating & Construction Co. Ltd., Reg S, 9.38%, due 11/10/24	4,520,000

		Foreign Government Obligations — 0.3%
USD	12,500,000	Jamaica Government International Bond, 7.88%, due 07/28/45	12,562,500

		Total Jamaica	17,082,500

		Jordan — 0.3%
		Foreign Government Obligations
USD	10,000,000	Jordan Government International Bond, Reg S, 6.13%, due 01/29/26	10,185,000

		Kazakhstan — 1.6%
		Foreign Government Obligations
USD	61,000,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	61,884,500

		Kenya — 0.4%
		Foreign Government Obligations
USD	17,000,000	Kenya Government International Bond, Reg S, 6.88%, due 06/24/24	15,444,500

		Latvia — 0.1%
		Foreign Government Obligations
USD	4,000,000	Republic of Latvia, Reg S, 5.25%, due 06/16/21	4,508,760

		Lithuania — 0.3%
		Foreign Government Obligations
USD	11,500,000	Republic of Lithuania, Reg S, 6.63%, due 02/01/22	13,786,775

		Macedonia — 0.3%
		Foreign Government Obligations
EUR	11,000,000	FYR Macedonia, Reg S, 3.98%, due 07/24/21	11,055,472

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		Malaysia — 0.6%
		Foreign Government Agency
USD	25,000,000	Petronas Capital Ltd, Reg S, 4.50%, due 03/18/45	24,185,530

		Mexico — 8.5%
		Foreign Government Agency — 2.6%
USD	51,000,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	49,735,200
USD	35,000,000	Petroleos Mexicanos, Reg S, 5.63%, due 01/23/46	29,137,500
USD	26,500,000	Petroleos Mexicanos, 6.38%, due 01/23/45	24,446,250

			103,318,950

		Foreign Government Obligations — 5.9%
USD	241,558,000	United Mexican States, 5.75%, due 10/12/2110	231,895,680

		Total Mexico	335,214,630

		Mongolia — 0.4%
		Foreign Government Obligations
USD	18,600,000	Mongolia Government International Bond, Reg S, 5.13%, due 12/05/22	14,996,250

		Morocco — 0.8%
		Foreign Government Agency
USD	32,000,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	31,960,000

		Nigeria — 0.4%
		Foreign Government Obligations
USD	6,100,000	Nigeria Government International Bond, Reg S, 6.75%, due 01/28/21 (e)	5,947,500
USD	8,400,000	Nigeria Government International Bond, Reg S, 6.38%, due 07/12/23 (e)	7,854,000

		Total Nigeria	13,801,500

		Pakistan — 0.8%
		Foreign Government Obligations
USD	32,500,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	29,900,000

		Panama — 1.4%
		Foreign Government Agency — 0.3%
USD	13,600,000	AES Panama SRL, Reg S, 6.00%, due 06/25/22	13,481,000

		Foreign Government Obligations — 1.1%
USD	12,000,000	Panama Government International Bond, 3.75%, due 03/16/25	11,820,000
USD	7,295,000	Panama Government International Bond, 8.13%, due 04/28/34	9,647,637
USD	23,408,000	Panama Government International Bond, 4.30%, due 04/29/53	20,247,920

			41,715,557

		Total Panama	55,196,557

Par Value		Description	Value ($)
		Paraguay — 0.3%
		Foreign Government Obligations
USD	11,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	10,793,750

		Peru — 1.4%
		Foreign Government Agency — 0.3%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	9,438,616

		Foreign Government Obligations — 1.1%
USD	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (c)	4,950,000
USD	37,000,000	Republic of Peru, 5.63%, due 11/18/50	39,081,250

			44,031,250

		Total Peru	53,469,866

		Philippines — 3.3%
		Foreign Government Agency — 2.4%
USD	25,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	35,654,890
USD	40,550,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	61,230,500

			96,885,390

		Foreign Government Obligations — 0.9%
USD	26,720,000	Republic of Philippines, 6.38%, due 01/15/32	34,402,000

		Total Philippines	131,287,390

		Qatar — 0.2%
		Foreign Government Obligations
USD	5,000,000	Qatar Government International Bond, Reg S, 5.75%, due 01/20/42	6,093,725

		Romania — 0.5%
		Foreign Government Obligations
USD	16,000,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44	18,820,000

		Russia — 5.9%
		Foreign Government Agency — 2.5%
USD	30,000,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	27,000,000
USD	38,800,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	44,232,000
USD	26,000,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	24,960,000

			96,192,000

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		Russia — continued
		Foreign Government Obligations — 3.4%
USD	82,000,000	Russian Foreign Bond, Reg S, 5.88%, due 09/16/43	83,517,000
USD	51,200,000	Russian Foreign Bond, Reg S, 5.63%, due 04/04/42 (e)	50,944,000

			134,461,000

		Total Russia	230,653,000

		Rwanda — 0.1%
		Foreign Government Obligations
USD	5,000,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	4,832,275

		Senegal — 0.2%
		Foreign Government Obligations
USD	8,750,000	Republic of Senegal, Reg S, 8.75%, due 05/13/21	9,340,625

		Serbia — 0.8%
		Foreign Government Obligations
USD	24,000,000	Republic of Serbia, 7.25%, due 09/28/21	27,420,000
USD	4,623,965	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	4,716,444

		Total Serbia	32,136,444

		Slovenia — 0.3%
		Foreign Government Obligations
USD	10,000,000	Slovenia Government International Bond, Reg S, 5.85%, due 05/10/23	11,422,076

		South Africa — 1.6%
		Foreign Government Agency — 0.5%
USD	19,000,000	Eskom Holdings SOC Ltd., Reg S, 7.13%, due 02/11/25	18,021,500
ZAR	163,000,000	Eskom Holdings SOC Ltd., Zero Coupon, due 12/31/32	1,348,787
ZAR	20,000,000	Transnet Ltd., 13.50%, due 04/18/28	1,577,919

			20,948,206

		Foreign Government Obligations — 1.1%
USD	26,000,000	South Africa Government International Bond, 5.38%, due 07/24/44 (e)	24,999,000
USD	15,000,000	South Africa Government International Bond, 5.88%, due 09/16/25	16,177,500

			41,176,500

		Total South Africa	62,124,706

		South Korea — 0.4%
		Foreign Government Agency
USD	8,000,000	Export-Import Bank of Korea, 5.13%, due 06/29/20	8,899,083
USD	8,000,000	Korea Hydro & Nuclear Power Co. Ltd., Reg S, 4.75%, due 07/13/21	8,796,947

		Total South Korea	17,696,030

Par Value		Description	Value ($)
		Sri Lanka — 1.4%
		Foreign Government Obligations
USD	19,000,000	Sri Lanka Government International Bond, Reg S, 6.13%, due 06/03/25	17,741,250
USD	10,000,000	Sri Lanka Government International Bond, Reg S, 6.85%, due 11/03/25	9,750,000
USD	8,500,000	Sri Lanka Government International Bond, Reg S, 6.25%, due 07/27/21	8,351,250
USD	19,150,000	Sri Lanka Government International Bond, Reg S, 5.88%, due 07/25/22	18,216,437

		Total Sri Lanka	54,058,937

		Thailand — 0.2%
		Foreign Government Agency
USD	7,000,000	PTT PCL, Reg S, 4.50%, due 10/25/42	6,345,324

		Trinidad And Tobago — 0.2%
		Foreign Government Agency
USD	6,000,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	6,412,500

		Tunisia — 1.5%
		Foreign Government Agency
JPY	7,000,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30	44,399,675
JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31	15,680,971

		Total Tunisia	60,080,646

		Turkey — 4.0%
		Foreign Government Obligations
EUR	18,000,000	Republic of Turkey, 4.35%, due 11/12/21	20,383,855
USD	65,000,000	Republic of Turkey, 6.00%, due 01/14/41	66,495,000
USD	64,000,000	Republic of Turkey, 6.75%, due 05/30/40	71,264,000

		Total Turkey	158,142,855

		Ukraine — 1.3%
		Foreign Government Obligations
USD	4,000,000	City of Kyiv Via Kyiv Finance PLC, Reg S, 9.38%, due 07/11/16	3,246,360
USD	5,815,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/27	5,384,690
USD	1,440,018	Ukraine Government International Bond, 144A, 7.75%, due 09/01/19	1,406,178
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/24	5,660,870
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/25	5,627,765
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/26	5,597,670
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/22	5,718,050
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/23	5,687,955

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		Ukraine — continued
		Foreign Government Obligations — continued
USD	6,261,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/20	6,063,778
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/21	5,760,183

		Total Ukraine	50,153,499

		United States — 5.7%
		Asset-Backed Securities — 0.9%
USD	2,089,717	Aircraft Finance Trust, Series 99-1A, Class A1, 1 mo. LIBOR + .48%, 0.68%, due 05/15/24	491,084
USD	415,917	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.66%, due 10/25/30	358,558
USD	8,752,856	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.44%, due 12/15/35 ¿	8,127,132
USD	5,070,088	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.44%, due 12/15/35 ¿	4,237,107
USD	3,835,448	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.40%, due 05/15/36 ¿	3,204,957
USD	9,319,646	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.38%, due 10/25/36 ¿	5,312,198
USD	1,064,548	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.39%, due 03/25/36 ¿	1,048,580
USD	11,989,302	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.37%, due 11/25/36 ¿	5,539,057
USD	12,149,159	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.44%, due 11/25/36 ¿	5,467,122
USD	6,542,405	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.58%, due 04/25/37 ¿	3,223,493

			37,009,288

		U.S. Government — 4.8%
USD	73,594,500	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (f)	71,877,320
USD	115,000,000	U.S. Treasury Note, 1.50%, due 06/30/16 (g)	115,678,270

			187,555,590

		Total United States	224,564,878

		Uruguay — 1.1%
		Foreign Government Obligations
USD	36,000,000	Uruguay Government International Bond, 5.10%, due 06/18/50	32,040,000

Par Value		Description	Value ($)
		Uruguay — continued
		Foreign Government Obligations — continued
USD	15,000,000	Uruguay Government International Bond, 4.13%, due 11/20/45	12,037,500

		Total Uruguay	44,077,500

		Venezuela — 6.1%
		Foreign Government Agency — 3.7%
USD	119,278,000	Electricidad de Caracas Finance BV, 8.50%, due 04/10/18	50,394,955
USD	80,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26	29,920,000
USD	176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24	64,143,200

			144,458,155

		Foreign Government Obligations — 2.4%
USD	62,100,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20	25,072,875
USD	23,000,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19	9,976,250
USD	144,050,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23	60,140,875

			95,190,000

		Total Venezuela	239,648,155

		Vietnam — 0.4%
		Foreign Government Agency — 0.3%
USD	23,804,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	12,017,330

		Foreign Government Obligations — 0.1%
USD	5,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.37%, due 03/13/28	4,225,000

		Total Vietnam	16,242,330

		Zambia — 0.9%
		Foreign Government Obligations
USD	35,360,000	Zambia Government International Bond, Reg S, 8.50%, due 04/14/24	30,533,360
USD	7,700,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	6,622,000

		Total Zambia	37,155,360

		TOTAL DEBT OBLIGATIONS (COST $3,606,727,191)	3,553,011,338

		LOAN ASSIGNMENTS — 0.2%

		Indonesia
USD	1,224,210	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + .88%, 1.25%, due 12/1/19	1,112,501
USD	1,684,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	1,573,182

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — continued
USD	1,684,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	1,573,182
USD	2,246,400	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	2,097,576
EUR	1,066,409	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21	907,005

		TOTAL LOAN ASSIGNMENTS (COST $7,010,251)	7,263,446

		LOAN PARTICIPATIONS — 2.0%

		Angola — 1.1%
USD	28,000,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/20/23	25,130,000
USD	21,800,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/20/23	19,565,500

		Total Angola	44,695,500

		Egypt — 0.0%
CHF	921,503	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (c)	715,900

		Indonesia — 0.2%
USD	6,257,911	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.21%, due 09/29/19	5,702,521

		Iraq — 0.5%
JPY	3,622,561,271	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Variable Rate, due 01/01/28	16,899,397
JPY	473,333,078	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Variable Rate, due 01/01/28	2,185,338

		Total Iraq	19,084,735

		Russia — 0.0%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.), due 01/01/50 (b)(c)	1,343,675

		Vietnam — 0.2%
JPY	928,532,511	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 0.74%, due 09/01/17	6,873,479

		TOTAL LOAN PARTICIPATIONS (COST $105,095,493)	78,415,810

Shares / Par Value ($)		Description	Value ($)
		MUTUAL FUNDS — 1.4%

		United States
		Affiliated Issuers
	568,012	GMO Debt Opportunities Fund, Class VI	14,132,131
	1,711,926	GMO U.S. Treasury Fund	42,798,147

		TOTAL MUTUAL FUNDS (COST $54,657,425)	56,930,278

		RIGHTS/WARRANTS — 1.2%

		Argentina — 0.8%
EUR	298,220,524	Republic of Argentina GDP Linked, Expires 12/15/35 (h)	31,823,566

		Nigeria — 0.1%
	25,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20	2,945,833

		Ukraine — 0.1%
USD	12,276,200	Ukraine Government International Bond, GDP, Variable Rate, due 05/31/40 (i)	5,757,538

		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 * (c)	—

		Venezuela — 0.1%
	959,065	Republic of Venezuela Oil Warrants, Expires 04/20/20	6,617,241

		TOTAL RIGHTS/WARRANTS (COST $49,612,932)	47,144,178

		SHORT-TERM INVESTMENTS — 5.7%

		Money Market Funds — 0.2%
	6,134,650	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (j)	6,134,650

		U.S. Government — 5.5%
	4,325,000	U.S. Treasury Bill, 0.06%, due 01/07/16 (k)	4,324,714
	90,000,000	U.S. Treasury Note, 0.38%, due 02/15/16	90,028,080
	15,000,000	U.S. Treasury Note, 0.38%, due 01/31/16	15,004,095
	15,000,000	U.S. Treasury Note, 0.25%, due 12/15/15	15,000,000

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government — continued
90,000,000	U.S. Treasury Note, 0.38%, due 01/15/16	90,010,530

	TOTAL U.S. GOVERNMENT (COST $214,385,687)	214,367,419

	TOTAL SHORT-TERM INVESTMENTS (COST $220,520,337)	220,502,069

	TOTAL INVESTMENTS — 101.1% (Cost $4,043,623,629)	3,963,267,119
	Other Assets and Liabilities (net) — (1.1%)	(42,684,175)

	TOTAL NET ASSETS — 100.0%	$3,920,582,944

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
01/25/2016	BOA	EUR	13,400,000	USD	14,432,403	$250,944
01/25/2016	DB	EUR	13,200,000	USD	14,193,498	223,702
01/25/2016	GS	EUR	13,400,000	USD	14,416,524	235,065
02/16/2016	BCLY	JPY	400,000,000	USD	3,262,456	6,065
02/16/2016	DB	JPY	400,000,000	USD	3,262,643	6,251

						$722,027

Reverse Repurchase Agreements

Face Value		Description	Value ($)
USD	4,488,188	JP Morgan Securities, Inc., 0.25%, dated 11/17/16, (collateral: Nigeria Government International Bond, Reg S, 6.75%, due 01/28/21), to be repurchased on demand at face value plus accrued interest (l)	$(4,488,188)
USD	19,035,625	JP Morgan Securities, Inc., 0.25%, dated 11/17/16, (collateral: Russian Foreign Bond, Reg S, 5.63%, due 04/04/42), to be repurchased on demand at face value plus accrued interest (l)	(19,035,625)
USD	8,007,825	JP Morgan Securities, Inc., 0.50%, dated 11/17/16, (collateral: Nigeria Government International Bond, Reg S, 6.38%, due 07/12/23), to be repurchased on demand at face value plus accrued interest (l)	(8,007,825)
USD	6,998,750	JP Morgan Securities, Inc., 0.10%, dated 11/17/16, (Republic of Ghana, Reg S, 7.88%, due 08/07/23), to be repurchased on demand at face value plus accrued interest (l)	(6,998,750)
USD	3,954,278	JP Morgan Securities, Inc., 0.35%, dated 11/18/16, (collateral: South Africa Government International Bond, 5.38%, due 07/24/44), to be repurchased on demand at face value plus accrued interest (l)	(3,954,278)

			$(42,484,666)

		Average balance outstanding	$(76,364,342)
		Average interest rate	0.92%
		Maximum balance outstanding	$(229,339,138)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Credit Linked Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Put Sold	USD	70,000,000	04/03/2018	Turkiye Cumhuriyeti Ziraat Bankasi A.S. Credit Linked Put Option, Fund receives premium of 0.40% (OTC) (CP-DB) (c)	$714,000	$(173,518)
Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (c)	1,370,111	(3,947,149)
Put Sold	USD	62,000,000	03/21/2017	Lebanese Republic Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (c)	863,694	315,359
Put Sold	USD	43,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (c)	285,950	(868,662)
Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (c)	159,063	19,037
Put Sold	USD	70,000,000	07/14/2017	Turkiye Is Bankasi A.S. Credit Linked Put Option, Fund receives premium of 0.40% (OTC) (CP-DB) (c)	788,666	(83,085)

					$4,181,484	$(4,738,018)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
5,000,000	USD	12/20/2015	GS	(Pay)	5.00%	35.69%	Bolivarian Republic of Venezuela	NA		$35,521
15,000,000	USD	12/20/2015	JPM	(Pay)	5.00%	35.69%	Bolivarian Republic of Venezuela	NA		106,561
15,000,000	USD	2/20/2016	CITI	(Pay)	2.16%	1.22%	Republic of Colombia	NA		(123,724)
56,700,000,000	COP	2/20/2016	CITI	Receive	1.46%	0.70%	Republic of Colombia	56,700,000,000	COP	104,463
114,800,000,000	COP	4/20/2016	CITI	Receive	1.33%	0.71%	Republic of Colombia	114,800,000,000	COP	141,866
25,000,000	USD	4/20/2016	CITI	(Pay)	1.90%	1.22%	Republic of Colombia	NA		(120,452)
3,666,667	EUR	6/17/2016	DB	Receive	5.60%	8.88%	Republic of Angola	3,666,667	EUR	109,021
5,000,000	USD	6/20/2016	JPM	(Pay)	5.00%	38.55%	Bolivarian Republic of Venezuela	NA		773,139
20,000,000	USD	8/20/2016	CITI	(Pay)	2.15%	1.23%	Republic of Colombia	NA		(255,920)
97,680,000,000	COP	8/20/2016	CITI	Receive	1.51%	0.80%	Republic of Colombia	97,680,000,000	COP	285,397
19,500,000	USD	3/20/2017	DB	Receive	5.00%	55.29%	Bolivarian Republic of Venezuela	19,500,000	USD	(8,378,524)
32,000,000	PEN	5/20/2017	DB	Receive	0.79%	0.79%	Republic of Peru	32,000,000	PEN	2,195
2,500,000	USD	5/20/2017	DB	(Pay)	1.05%	1.00%	Republic of Peru	NA		(2,641)
4,500,000	USD	7/20/2017	JPM	Receive	3.30%	6.27%	Republic of Jamaica	4,500,000	USD	(151,475)
5,400,000	EUR	3/20/2018	DB	Receive	1.00%	4.50%	Republic of Macedonia	5,400,000	EUR	(425,792)
44,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	2.48%	Republic of Croatia	NA		2,113,068
50,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	3.97%	Republic of Brazil	NA		4,756,913
6,000,000	USD	6/20/2020	DB	Receive	1.00%	2.63%	Commonwealth of Bahamas	6,000,000	USD	(393,589)
42,000,000	EUR	12/20/2020	DB	(Pay)	1.00%	2.51%	Commonwealth of Bahamas	NA		3,080,172
57,000,000	USD	12/20/2020	DB	Receive	1.00%	2.81%	Commonwealth of Bahamas	57,000,000	USD	(4,558,018)
10,000,000	USD	12/20/2022	JPM	Receive	1.00%	1.96%	Republic of Malaysia	10,000,000	USD	(579,028)
15,000,000	USD	12/20/2022	JPM	Receive	1.00%	2.61%	Indonesia	15,000,000	USD	(1,435,498)
30,000,000	USD	3/20/2023	JPM	Receive	1.00%	2.88%	Republic of Turkey	30,000,000	USD	(3,483,751)
40,000,000	USD	6/20/2023	JPM	Receive	1.00%	3.30%	Republic of Croatia	40,000,000	USD	(5,721,878)
200,000,000	USD	6/20/2023	DB	(Pay)	1.00%	3.30%	Republic of Croatia	NA		28,609,390
160,000,000	EUR	6/20/2023	DB	Receive	1.00%	3.33%	Republic of Croatia	160,000,000	EUR	(25,732,237)
6,000,000	USD	6/20/2023	DB	Receive	1.00%	3.31%	Commonwealth of Bahamas	6,000,000	USD	(839,641)
3,000,000	USD	6/20/2023	DB	Receive	1.00%	3.31%	Commonwealth of Bahamas	3,000,000	USD	(419,821)
25,000,000	USD	9/20/2023	JPM	Receive	1.00%	2.96%	Republic of South Africa	25,000,000	USD	(3,183,997)
24,000,000	USD	3/20/2024	JPM	Receive	1.00%	2.05%	Republic of Malaysia	24,000,000	USD	(1,739,469)
22,750,000	USD	6/20/2024	JPM	Receive	1.00%	4.75%	Republic of Brazil	22,750,000	USD	(5,419,074)
27,250,000	USD	6/20/2024	JPM	Receive	1.00%	4.75%	Republic of Brazil	27,250,000	USD	(6,490,978)
60,000,000	USD	6/20/2024	JPM	Receive	1.00%	1.37%	Peoples Republic of China	60,000,000	USD	(1,559,073)
25,000,000	USD	3/20/2025	GS	Receive	1.00%	1.41%	Republic of China	25,000,000	USD	(778,885)
10,000,000	USD	6/20/2025	GS	Receive	1.00%	2.89%	Indonesia	10,000,000	USD	(1,390,960)
25,000,000	USD	6/20/2025	GS	Receive	1.00%	2.89%	Indonesia	25,000,000	USD	(3,477,400)
20,000,000	USD	6/20/2025	GS	Receive	1.00%	1.42%	Republic of China	20,000,000	USD	(657,259)
91,000,000	USD	6/20/2025	DB	Receive	1.00%	5.18%	Commonwealth of Bahamas	91,000,000	USD	(9,620,162)
68,000,000	EUR	6/20/2025	DB	(Pay)	1.00%	4.82%	Commonwealth of Bahamas	NA		6,962,092
40,000,000	USD	3/20/2030	JPM	Receive	1.00%	4.78%	Republic of Brazil	40,000,000	USD	(12,817,297)
20,000,000	USD	9/20/2031	GS	(Pay)	1.00%	2.12%	United Mexican States	NA		2,494,341

										$(50,182,404)

							Premiums to (Pay) Receive			$35,778,831

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of November 30, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
120,000,000	EUR	9/11/2020	JPM	3 Month EURIBOR plus a spread of (0.35)%	3 Month USD LIBOR	$6,552,680
14,000,000,000	JPY	4/28/2025	GS	3 Month JPY LIBOR plus a spread of (0.22)%	3 Month USD LIBOR	(1,280,376)

						$5,272,304

					Premiums to (Pay) Receive	$—

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
120,000,000	USD	9/1/2045	JPMF (m)	(Pay)	2.69%	3 Month USD LIBOR	$(2,933,885)

							$(2,933,885)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CP - Counterparty

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks.

EURIBOR - Euro Interbank Offered Rate.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

The rates shown on variable rate notes are the current interest rates at November 30, 2015, which are subject to change based on the terms of the security.

*	Non-income producing security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	Security is in default.

(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(d)	Security represents a judgment against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by the Fund. See “Other matters” in Notes to Financial Statements for additional information.

(e)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(f)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(g)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(h)	Security is linked to Argentina Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(i)	Security is linked to Ukraine Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Ukraine GDP, subject to certain conditions.

(j)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

(k)	The rate shown represents yield-to-maturity.

(l)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

(m)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

Currency Abbreviations:

CHF - Swiss Franc

COP - Colombian Peso

DEM - Deutsche Mark

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

PEN - Peruvian Sol

USD - United States Dollar

ZAR - South African Rand

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 70.0%

		Belgium — 1.4%
		Foreign Government Obligations
EUR	188,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	246,677
EUR	123,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	204,672

		Total Belgium	451,349

		Canada — 3.7%
		Foreign Government Obligations
CAD	1,634,000	Government of Canada, 1.50%, due 06/01/23	1,235,542

		France — 5.3%
		Foreign Government Obligations
EUR	1,038,000	Government of France, Reg S, 3.25%, due 10/25/21	1,299,851
EUR	262,000	Government of France, Reg S, 4.50%, due 04/25/41	434,831

		Total France	1,734,682

		Italy — 6.8%
		Foreign Government Obligations
EUR	1,095,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	1,350,336
EUR	360,000	Buoni Poliennali Del Tesoro, 4.75%, due 05/01/17	406,039
EUR	368,000	Republic of Italy, Reg S, 4.00%, due 02/01/37	495,321

		Total Italy	2,251,696

		Japan — 14.1%
		Foreign Government Obligations
JPY	313,850,000	Japan Government Ten Year Bond, 1.30%, due 09/20/19	2,672,716
JPY	137,550,000	Japan Government Thirty Year Bond, 2.40%, due 12/20/34	1,384,911
JPY	68,000,000	Japan Government Thirty Year Bond, 1.70%, due 12/20/43	597,416

		Total Japan	4,655,043

		Netherlands — 1.1%
		Foreign Government Obligations
EUR	16,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	19,513
EUR	204,000	Netherlands Government Bond, 5.50%, due 01/15/28	331,016

		Total Netherlands	350,529

Par Value / Shares / Principal Amount		Description	Value ($)
		Spain — 3.6%
		Foreign Government Obligations
EUR	221,000	Government of Spain, 2.10%, due 04/30/17	240,465
EUR	523,000	Government of Spain, 144A, 5.50%, due 04/30/21	694,731
EUR	196,000	Government of Spain, 144A, 4.20%, due 01/31/37	263,740

		Total Spain	1,198,936

		United Kingdom — 6.9%
		Foreign Government Obligations
GBP	204,000	United Kingdom Gilt, Reg S, 1.75%, due 01/22/17	311,722
GBP	588,000	United Kingdom Gilt, Reg S, 1.75%, due 07/22/19	908,443
GBP	580,000	United Kingdom Gilt, Reg S, 3.50%, due 01/22/45	1,045,945

		Total United Kingdom	2,266,110

		United States — 27.1%
		U.S. Government
USD	10,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	8,914,010

		TOTAL DEBT OBLIGATIONS (COST $23,313,292)	23,057,897

		MUTUAL FUNDS — 25.9%

		United States
		Affiliated Issuers
	67,331	GMO Debt Opportunities Fund, Class VI	1,675,185
	183,445	GMO Emerging Country Debt Fund, Class IV	1,709,709
	71,968	GMO U.S. Treasury Fund	1,799,200
	214,692	GMO World Opportunity Overlay Fund	3,336,319

		TOTAL MUTUAL FUNDS (COST $7,883,992)	8,520,413

		OPTIONS PURCHASED — 2.1%

		Currency Options — 0.8%
EUR	1,208,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	13,409
EUR	49,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	37,534
EUR	15,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	11,371
EUR	35,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	26,532
USD	430,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	764

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	1,370,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	27,402
EUR	978,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	3,971
EUR	487,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	8,647
EUR	487,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	17,330
EUR	974,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	5,866
USD	225,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	19,920

Principal Amount		Description	Value ($)
		Currency Options — continued
USD	225,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	19,089
USD	225,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	752
USD	225,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	845
EUR	49,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	35,334
EUR	49,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	32,486

		Total Currency Options	261,252

Principal Amount		Expiration Date	Description	Floating Rate	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 1.3%
EUR	980,000	02/22/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.56%	GS	65,957
USD	1,420,500	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	16,383
USD	1,420,500	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	27,553
EUR	395,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	11,923
EUR	1,190,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	33,203
GBP	822,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	10,898
EUR	617,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	28,655
EUR	736,000	03/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.88%	GS	26,473
GBP	3,086,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	24,963
EUR	617,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	30,838
GBP	698,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	6,173
EUR	617,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	33,334
EUR	617,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	35,599
EUR	1,835,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	68,441

			Total Options on Interest Rate Swaps					420,393

			TOTAL OPTIONS PURCHASED (COST $888,809)					681,645

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.7%

	Money Market Funds — 0.6%
214,534	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (a)	214,534

	U.S. Government — 2.1%
500,000	U.S. Treasury Bill, 0.04%, due 12/10/15 (b)	499,995
200,000	U.S. Treasury Bill, 0.20%, due 04/21/16 (b) (c)	199,840

	Total U.S. Government	699,835

	TOTAL SHORT-TERM INVESTMENTS (COST $914,317)	914,369

	TOTAL INVESTMENTS — 100.7% (Cost $33,000,410)	33,174,324
	Other Assets and Liabilities (net) — (0.7%)	(229,574)

	TOTAL NET ASSETS — 100.0%	$32,944,750

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	855,207	USD	250,750	$37,470
12/14/2015	GS	CAD	1,126,000	USD	875,190	32,054
02/17/2016	GS	CHF	2,432,750	USD	2,640,421	264,409
03/03/2016	GS	CHF	199,100	USD	203,496	8,893
01/25/2016	BOA	EUR	1,725,000	USD	1,857,647	32,049
01/25/2016	DB	EUR	551,000	USD	592,471	9,338
02/08/2016	GS	EUR	337,000	USD	364,546	7,753
02/09/2016	DB	EUR	146,000	USD	158,045	3,465
02/17/2016	GS	EUR	139,000	USD	150,412	3,210
03/14/2016	GS	EUR	520,000	USD	555,386	4,268
03/14/2016	JPM	EUR	448,000	USD	486,246	11,437
03/16/2016	JPM	EUR	438,000	USD	468,658	4,418
03/27/2017	DB	EUR	20,000	USD	21,940	398
11/07/2017	GS	EUR	917,000	USD	1,006,820	7,026
12/18/2015	GS	GBP	647,000	USD	958,926	(15,551)
01/25/2016	DB	GBP	206,000	USD	314,166	3,856
12/18/2015	GS	USD	956,742	GBP	647,000	17,734
01/25/2016	BOA	USD	1,994,523	EUR	1,860,000	(26,051)
01/25/2016	DB	USD	149,114	DKK	1,032,000	(2,626)
01/25/2016	DB	USD	3,093,325	EUR	2,881,000	(44,311)
01/25/2016	DB	USD	449,518	GBP	294,000	(6,648)
01/25/2016	GS	USD	314,942	GBP	207,248	(2,751)
02/08/2016	GS	USD	358,737	EUR	337,000	(1,943)
02/09/2016	DB	USD	11,890	EUR	11,000	(244)
02/16/2016	BCLY	USD	1,208,100	JPY	148,121,564	(2,246)
02/16/2016	DB	USD	1,208,169	JPY	148,121,563	(2,315)
02/16/2016	DB	USD	139,995	SEK	1,210,000	(894)
02/16/2016	GS	USD	443,336	AUD	626,000	7,642
02/17/2016	GS	USD	1,963,358	CHF	1,851,000	(155,529)
03/14/2016	GS	USD	554,710	EUR	520,000	(3,592)
03/14/2016	JPM	USD	475,418	EUR	448,000	(609)
03/16/2016	JPM	USD	469,821	EUR	438,000	(5,581)
03/24/2016	JPM	USD	250,482	BRL	855,207	(37,202)
03/24/2016	JPM	USD	27,230	EUR	24,800	(938)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/29/2016	GS	USD	17,534	EUR	16,000	$(568)
03/29/2016	JPM	USD	16,877	EUR	15,300	(654)
11/07/2017	GS	USD	1,012,093	EUR	917,000	(12,299)

						$132,868

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
3	Australian Government Bond 10 Yr.	December 2015	$275,730	$(3,835)
3	Australian Government Bond 3 Yr.	December 2015	241,904	(2,027)
9	Euro Bund	December 2015	1,504,792	34,401
2	Euro BUXL Bond 30 Yr.	December 2015	329,815	5,744
2	Japanese Government Bond 10 Yr. (OSE)	December 2015	2,409,637	10,375
1	U.S. Long Bond (CBT)	March 2016	154,000	420
14	U.S. Treasury Note 5 Yr. (CBT)	March 2016	1,661,516	1,074

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Futures Contracts — continued

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
15	U.S. Ultra Bond	March 2016	$2,376,562	$9,970
2	UK Gilt Long Bond	March 2016	354,438	931

			$9,308,394	$57,053

Sales
7	Canadian Government Bond 10 Yr.	March 2016	$729,726	$(2,746)
4	Euro BOBL	December 2015	549,325	(5,876)
32	U.S. Treasury Note 10 Yr.	March 2016	4,046,000	(5,198)

			$5,325,051	$(13,820)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Call	EUR	49,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21, (OTC) (CP-DB)	$16,675	$(1,294)
Call	EUR	35,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	5,067	(1,479)
Call	EUR	15,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	2,099	(595)
Call	EUR	978,000	03/10/2016	EUR Call/USD Put, Strike 1.14, (OTC) (CP-JPM)	14,852	(3,296)
Call	EUR	974,000	03/14/2016	EUR Call/USD Put, Strike 1.15, (OTC) (CP-JPM)	14,048	(2,617)
Call	EUR	49,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	7,889	(3,106)
Call	EUR	49,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	10,000	(5,566)

					$70,630	$(17,953)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
EUR	367,500	12/14/2015	Call-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Receive	0.69%	MSCI	$7,610	$(164)
EUR	367,500	12/14/2015	Put-OTC 10-Year Interest Rate Swap	6 month EURIBOR	Pay	0.69%	MSCI	7,610	(6,427)
EUR	979,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	28,920	(5,288)
EUR	987,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	26,338	(7,286)
GBP	822,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.95%	MSCI	44,938	(50,515)
GBP	3,086,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.89%	GS	163,687	(152,239)
EUR	308,500	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	9,992	(5,977)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Options on Interest Rate Swaps — continued

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
GBP	698,000	05/19/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.91%	GS	$38,858	$(37,263)
EUR	617,000	08/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	22,998	(13,734)
EUR	617,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	24,193	(15,452)
EUR	1,835,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	61,123	(45,069)

								$436,267	$(339,414)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
714,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$6,752
356,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	2,780
351,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	2,316
355,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,961
820,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	5,299

						$19,108

				Premiums to (Pay) Receive		$—

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
35,270,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(758)
35,168,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(759)
35,168,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(760)
35,168,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(761)
35,168,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(782)
35,168,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(769)
35,168,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(768)
35,168,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(771)
35,168,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(770)
35,168,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(771)
282,756,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,971)
291,026,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,194)
216,276,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,010)
63,661,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,373)
63,661,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,374)
63,661,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,453)
63,661,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,380)
63,661,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,386)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
38,511,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(798)
38,511,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(869)
38,511,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(800)
38,511,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(803)
38,511,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(804)
58,580,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,498)
58,580,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,468)
58,580,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,430)
58,580,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,460)
58,580,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,475)
48,736,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,008)
48,736,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,007)
48,736,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,007)
48,736,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,065)
48,736,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,038)
48,736,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,079)
48,736,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,078)
48,736,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,076)
48,736,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,135)
48,736,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,106)
58,484,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,422)
58,484,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,419)
58,484,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,418)
58,484,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,486)
58,484,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,452)
38,511,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(811)
38,511,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(811)
38,511,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(858)
38,511,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(836)
38,511,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(813)
38,382,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(956)
63,661,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,401)
63,661,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,520)
63,661,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,483)
63,661,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,403)
38,382,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(958)
63,661,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,404)
38,382,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(957)
38,382,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,005)
38,382,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(961)
23,842,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(754)
23,842,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(753)
23,842,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(782)
23,842,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(752)
23,842,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(752)
23,842,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(751)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
23,842,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(780)
23,842,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(751)
23,842,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(750)
23,842,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(749)
18,356,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(600)
18,356,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(600)
18,356,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(599)
18,356,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(599)
18,356,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(621)
18,356,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(621)
18,356,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(599)
18,356,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(599)
18,356,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(597)
18,356,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(597)
18,356,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(620)
18,356,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(620)
143,553,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,017)
73,406,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,530)
18,356,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(596)
18,356,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(596)
18,356,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(595)
18,356,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(595)
18,356,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(595)
18,356,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(595)
18,356,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(617)
18,356,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(617)
33,219,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,278)
33,219,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,255)
33,219,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,254)
33,219,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,253)
33,219,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,294)
33,219,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,252)
33,219,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,253)
33,219,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,254)
33,219,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,255)
33,219,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,255)
36,713,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,496)
36,713,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,495)
36,713,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,488)
36,713,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,487)
36,713,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,481)
46,321,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,087)
46,321,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,146)
46,321,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,082)
46,321,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,081)
46,321,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,080)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
46,321,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(2,139)
46,621,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,362)
46,621,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,361)
46,621,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,360)
46,621,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,420)
46,621,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,356)
46,621,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,355)
36,713,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,984)
36,713,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,032)
36,713,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,984)
36,713,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,985)
36,713,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,986)
36,713,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,011)
6,398,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	9,855
36,713,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,987)
36,713,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,987)
1,896,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	4,588
36,713,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,035)
36,713,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,988)
2,198,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	3,130
42,318,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,128)
42,318,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,128)
42,318,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,183)
1,964,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	(1,579)
42,318,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,129)
42,318,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,130)
42,318,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,130)
42,318,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,188)
42,318,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,130)
42,318,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,871)
42,318,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,873)
42,318,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,874)
42,318,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,875)
42,318,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,877)
42,318,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,877)
42,318,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,933)
29,025,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,018)
29,025,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,020)
29,025,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,020)
29,025,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,060)
29,025,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,023)
29,025,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,024)
29,025,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,029)
29,025,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,031)
5,165,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	24,387
3,177,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	28,377

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
2,601,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	$17,904
2,963,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	22,444
1,526,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	12,677
2,448,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	21,727
1,480,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	11,983

							$(61,303)

				Premiums to (Pay) Receive			$(90,232)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
139,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	$(1,927)
275,000	GBP	3/27/2020	GS	(Pay)	2.73%	U.K. Retail Price Index	2,783
139,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(218)
275,000	GBP	3/27/2025	GS	Receive	3.01%	U.K. Retail Price Index	(1,537)

							$(899)

					Premiums to (Pay) Receive		$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
6,600,000	USD	8/18/2016	CSS (d)	Receive	0.47%	1 Day Federal Funds Rate	$2,124
990,000	EUR	11/28/2016	CSS (d)	Receive	0.10%	3 Month EURIBOR	3,096
4,672,000	DKK	2/25/2020	CSS (d)	Receive	0.39%	6 Month DKK CIBOR	918
4,740,000	DKK	3/2/2020	CSS (d)	Receive	0.34%	6 Month DKK CIBOR	(360)
4,496,000	DKK	3/2/2020	CSS (d)	Receive	0.33%	6 Month DKK CIBOR	(900)
1,299,000	DKK	3/6/2020	CSS (d)	Receive	0.36%	6 Month DKK CIBOR	(1)
2,654,000	DKK	3/9/2020	CSS (d)	Receive	0.38%	6 Month DKK CIBOR	243
2,762,000	DKK	3/10/2020	CSS (d)	Receive	0.41%	6 Month DKK CIBOR	789
3,683,000	DKK	3/20/2020	CSS (d)	Receive	0.37%	6 Month DKK CIBOR	(61)
1,772,000	EUR	12/16/2020	CSS (d)	Receive	0.37%	6 Month EURIBOR	17,909
49,000	GBP	12/16/2020	CSS (d)	(Pay)	1.50%	6 Month GBP LIBOR	(318)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
416,000	USD	12/16/2020	CSS (d)	(Pay)	1.92%	3 Month USD LIBOR	$(6,193)
3,785,000	MXN	10/11/2024	BCI (d)	Receive	6.18%	TIIE	751
5,000,000	MXN	10/16/2024	BCI (d)	Receive	6.03%	TIIE	(2,429)
5,400,000	MXN	10/18/2024	BCI (d)	Receive	6.12%	TIIE	(473)
4,900,000	MXN	10/25/2024	BCI (d)	Receive	6.19%	TIIE	1,054
1,707,000	MXN	10/28/2024	BCI (d)	Receive	6.13%	TIIE	(97)
409,000	AUD	11/6/2024	BCI (d)	Receive	4.35%	6 Month AUD BBSW	12,525
1,300,000	AUD	11/7/2024	BCI (d)	Receive	4.31%	6 Month AUD BBSW	38,360
1,000,000	AUD	11/13/2024	BCI (d)	Receive	4.31%	6 Month AUD BBSW	29,295
869,000	GBP	1/21/2025	BCI (d)	(Pay)	1.45%	SONIA Index	27,207
276,000	AUD	5/7/2025	BCI (d)	Receive	3.76%	6 Month AUD BBSW	2,680
664,000	AUD	5/8/2025	BCI (d)	Receive	3.78%	6 Month AUD BBSW	6,898
327,000	AUD	5/8/2025	BCI (d)	Receive	3.80%	6 Month AUD BBSW	3,572
346,000	AUD	5/11/2025	BCI (d)	Receive	3.71%	6 Month AUD BBSW	2,831
420,000	AUD	6/10/2025	BCI (d)	(Pay)	3.99%	6 Month AUD BBSW	(6,892)
361,000	AUD	7/9/2025	CSS (d)	(Pay)	3.87%	6 Month AUD BBSW	(4,436)
347,000	AUD	7/10/2025	CSS (d)	(Pay)	3.80%	6 Month AUD BBSW	(3,548)
1,876,000	AUD	8/13/2025	CSS (d)	(Pay)	3.69%	6 Month AUD BBSW	(12,141)
1,193,000	AUD	10/6/2025	CSS (d)	(Pay)	3.40%	6 Month AUD BBSW	3,464
394,000	EUR	11/24/2025	CSS (d)	Receive	0.81%	6 Month EURIBOR	(1,223)
1,040,000	EUR	12/17/2025	CSS (d)	Receive	1.85%	6 Month EURIBOR	15,922
428,000	GBP	12/17/2025	CSS (d)	(Pay)	2.32%	6 Month GBP LIBOR	(358)
1,700,000	EUR	12/17/2025	CSS (d)	(Pay)	1.87%	6 Month EURIBOR	(28,115)
667,000	USD	12/17/2025	CSS (d)	(Pay)	2.43%	3 Month USD LIBOR	(19,303)
1,570,000	EUR	12/18/2030	CSS (d)	Receive	2.34%	6 Month EURIBOR	11,024
355,000	GBP	12/18/2030	CSS (d)	Receive	2.47%	6 Month GBP LIBOR	1,735
148,000	AUD	12/23/2034	BCI (d)	Receive	4.41%	6 Month AUD BBSW	3,680
73,000	AUD	12/30/2034	CSS (d)	Receive	4.37%	6 Month AUD BBSW	1,652
73,000	AUD	1/7/2035	BCI (d)	Receive	4.11%	6 Month AUD BBSW	730
75,000	AUD	1/8/2035	JPMF (d)	Receive	4.00%	6 Month AUD BBSW	377
149,000	AUD	1/9/2035	JPMF (d)	Receive	3.96%	6 Month AUD BBSW	460
150,000	AUD	1/13/2035	JPMF (d)	Receive	3.95%	6 Month AUD BBSW	371
151,000	CHF	1/13/2035	CSS (d)	(Pay)	1.22%	6 Month CHF LIBOR	(1,743)
222,000	AUD	1/13/2035	JPMF (d)	Receive	3.96%	6 Month AUD BBSW	603
75,000	CHF	1/13/2035	CSS (d)	(Pay)	1.33%	6 Month CHF LIBOR	(1,664)
150,000	AUD	1/14/2035	JPMF (d)	Receive	3.91%	6 Month AUD BBSW	44
77,000	CHF	1/15/2035	CSS (d)	(Pay)	1.35%	6 Month CHF LIBOR	(1,849)
309,000	CHF	1/16/2035	CSS (d)	(Pay)	1.35%	6 Month CHF LIBOR	(7,416)
152,000	AUD	1/16/2035	BCI (d)	Receive	3.82%	6 Month AUD BBSW	(618)
74,000	AUD	1/20/2035	BCI (d)	Receive	3.76%	6 Month AUD BBSW	(517)
149,000	AUD	1/21/2035	BCI (d)	Receive	3.75%	6 Month AUD BBSW	(1,058)
350,000	AUD	3/4/2035	BCI (d)	Receive	3.68%	6 Month AUD BBSW	(3,768)
207,000	AUD	3/4/2035	BCI (d)	Receive	3.66%	6 Month AUD BBSW	(2,408)
161,000	CHF	3/4/2035	CSS (d)	(Pay)	1.14%	6 Month CHF LIBOR	(735)
251,000	AUD	3/6/2035	BCI (d)	Receive	3.70%	6 Month AUD BBSW	(2,437)
275,000	AUD	3/10/2035	BCI (d)	Receive	3.75%	6 Month AUD BBSW	(2,009)

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
430,000	AUD	3/10/2035	BCI (d)	Receive	3.75%	6 Month AUD BBSW	$(3,090)
346,000	AUD	3/19/2035	BCI (d)	Receive	3.51%	6 Month AUD BBSW	(6,611)
254,000	USD	12/19/2035	CSS (d)	(Pay)	2.72%	3 Month USD LIBOR	(9,858)
394,000	EUR	11/24/2045	CSS (d)	(Pay)	1.28%	6 Month EURIBOR	23,179
302,000	EUR	12/20/2045	CSS (d)	Receive	1.90%	6 Month EURIBOR	2,734
2,460,000	EUR	12/20/2045	CSS (d)	Receive	1.92%	6 Month EURIBOR	30,561
620,000	EUR	12/20/2045	CSS (d)	Receive	1.85%	6 Month EURIBOR	2,445
392,000	GBP	12/20/2045	CSS (d)	Receive	2.22%	6 Month GBP LIBOR	13,376
467,000	USD	12/20/2045	CSS (d)	Receive	2.92%	3 Month USD LIBOR	453
349,000	EUR	12/20/2045	CSS (d)	Receive	1.85%	6 Month EURIBOR	1,336
858,000	GBP	12/20/2045	CSS (d)	Receive	2.20%	6 Month GBP LIBOR	26,586
424,000	EUR	12/20/2045	CSS (d)	(Pay)	1.80%	6 Month EURIBOR	717
369,000	GBP	12/20/2045	CSS (d)	(Pay)	2.30%	6 Month GBP LIBOR	(16,918)
416,000	EUR	12/20/2045	CSS (d)	(Pay)	1.87%	6 Month EURIBOR	(2,414)
300,000	GBP	12/20/2045	CSS (d)	(Pay)	2.25%	6 Month GBP LIBOR	(11,312)

							$128,428

						Premiums to (Pay) Receive	$(11,809)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BOBL - Bundesobligationen

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	Swap was cleared through the CME Group.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BCI - Barclays Capital Inc.

BOA - Bank of America, N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

SEK - Swedish Krona

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.5%

	U.S. Government — 100.5%
51,500,000	U.S. Treasury Bill, 0.05%, due 12/17/15 (a)	51,498,764
237,200,000	U.S. Treasury Bill, 0.06%, due 01/07/16 (a)	237,184,345
234,000,000	U.S. Treasury Bill, 0.08%, due 01/14/16 (a)	233,975,664
260,000,000	U.S. Treasury Bill, 0.10%, due 12/24/15 (a)	259,983,100
144,000,000	U.S. Treasury Bill, 0.14%, due 02/11/16 (a)	143,959,680
54,000,000	U.S. Treasury Bill, 0.15%, due 12/31/15 (a)	53,992,926
93,000,000	U.S. Treasury Bill, 0.15%, due 02/18/16 (a)	92,969,124
36,500,000	U.S. Treasury Bill, 0.18%, due 03/17/16 (a)	36,480,728
295,000,000	U.S. Treasury Bill, 0.20%, due 04/21/16 (a)	294,764,295
159,000,000	U.S. Treasury Bill, 0.21%, due 03/31/16 (a)	158,888,382
338,000,000	U.S. Treasury Bill, 0.21%, due 04/07/16 (a)	337,744,472
200,000,000	U.S. Treasury Bill, 0.22%, due 03/03/16 (a)	199,888,000
456,500,000	U.S. Treasury Bill, 0.28%, due 04/28/16 (a)	455,982,785
46,000,000	U.S. Treasury Bill, 0.32%, due 05/05/16 (a)	45,936,980
171,000,000	U.S. Treasury Bill, 0.33%, due 05/12/16 (a)	170,748,288
75,000,000	U.S. Treasury Bill, 0.36%, due 05/19/16 (a)	74,873,400
57,000,000	U.S. Treasury Bill, 0.44%, due 09/15/16 (a)	56,799,816
170,000,000	U.S. Treasury Note, 0.25%, due 12/15/15	170,000,000
65,000,000	U.S. Treasury Note, 0.25%, due 01/31/16	65,000,000
150,000,000	U.S. Treasury Note, 0.25%, due 04/15/16	149,929,650
50,000,000	U.S. Treasury Note, 0.25%, due 05/15/16	49,960,950
20,000,000	U.S. Treasury Note, 0.38%, due 12/31/15	20,005,460
228,000,000	U.S. Treasury Note, 0.38%, due 01/15/16	228,026,676
40,000,000	U.S. Treasury Note, 0.38%, due 02/15/16	40,012,480
94,000,000	U.S. Treasury Note, 0.38%, due 03/15/16	94,025,662
150,000,000	U.S. Treasury Note, 0.38%, due 03/31/16	150,040,950
297,000,000	U.S. Treasury Note, 0.38%, due 04/30/16	296,976,834
75,000,000	U.S. Treasury Note, 0.38%, due 05/31/16	74,970,675
10,000,000	U.S. Treasury Note, 0.50%, due 06/30/16	10,001,170
100,000,000	U.S. Treasury Note, 0.50%, due 07/31/16	99,972,700
120,000,000	U.S. Treasury Note, 0.50%, due 08/31/16	119,896,920
10,000,000	U.S. Treasury Note, 0.88%, due 09/15/16	10,017,970
65,000,000	U.S. Treasury Note, 2.00%, due 01/31/16	65,187,915
100,000,000	U.S. Treasury Note, 2.00%, due 04/30/16	100,664,100
71,000,000	U.S. Treasury Note, 2.13%, due 12/31/15	71,105,364

	Total U.S. Government	4,721,466,225

	Money Market Funds — 0.0%
1,138,562	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (b)	1,138,562

	TOTAL SHORT-TERM INVESTMENTS (COST $4,724,295,287)	4,722,604,787

	TOTAL INVESTMENTS — 100.5% (Cost $4,724,295,287)	4,722,604,787
	Other Assets and Liabilities (net) — (0.5%)	(21,955,413)

	TOTAL NET ASSETS — 100.0%	$4,700,649,374

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.
(b)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 67.3%

	Asset-Backed Securities — 14.7%
	Collateralized Debt Obligations — 0.0%
6,777,455	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.18%, due 11/23/52	6,778

	Commercial Mortgage-Backed Securities — 6.7%
641,834	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.59%, due 01/25/35	582,464
956,967	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 0.61%, due 01/25/36	837,346
1,759,000	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.52%, due 12/25/37	1,811,770
380,922	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 0.44%, due 11/15/33	361,876
625,693	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 02/25/30	586,962
459,832	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 09/25/30	428,012

	Total Commercial Mortgage-Backed Securities	4,608,430

	Residential Mortgage-Backed Securities - Other — 2.8%
2,443,855	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 02/28/40	1,911,351

Par Value ($)/ Shares	Description	Value ($)
	Residential Mortgage-Backed Securities -Subprime — 5.2%
7,437,062	Securitized Asset-Backed Receivables LLC, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.38%, due 07/25/36	3,626,503

	Total Asset-Backed Securities	10,153,062

	U.S. Government — 51.3%
41,250,000	U.S. Treasury Strip Coupon, due 02/15/23	35,348,362

	U.S. Government Agency — 1.3%
800,000	U.S. Department of Transportation, Series 04 144A, 6.00%, due 12/07/21	913,200

	TOTAL DEBT OBLIGATIONS (COST $56,304,875)	46,414,624

	SHORT-TERM INVESTMENTS — 30.6%

	Money Market Funds — 6.0%
3,378,762	State Street Institutional Liquid Reserves Fund-Premier Class, 0.15% (a)	3,378,762
758,603	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (b)	758,603

	Total Money Market Funds	4,137,365

	U.S. Government — 24.6%
17,000,000	U.S. Treasury Bill, 0.06%, due 01/28/16 (c)	16,998,351

	TOTAL SHORT-TERM INVESTMENTS (COST $21,135,858)	21,135,716

	TOTAL INVESTMENTS — 97.9% (Cost $77,440,733)	67,550,340
	Other Assets and Liabilities (net) — 2.1%	1,434,483

	TOTAL NET ASSETS — 100.0%	$68,984,823

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Written Options

Written Options on Interest Rate Swaps

Principal Amount	Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
EUR 19,090,000	12/16/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS$	$497,588	$(210,308)

							$497,588	$(210,308)

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Swap Contracts

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
7,507,500	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(166,453)
11,415,250	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(287,625)
7,507,500	GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	46,439
11,415,250	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	85,243

							$(322,396)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
41,250,000	USD	2/15/2023	CSS (d)	(Pay)	0.00%	3 Month USD LIBOR	$(3,406,639)
2,256,000	EUR	4/14/2030	CSS (d)	(Pay)	0.72%	6 Month EURIBOR	166,632
1,696,000	EUR	4/14/2035	CSS (d)	(Pay)	0.80%	6 Month EURIBOR	201,209
238,914	EUR	2/17/2045	CSS (d)	(Pay)	1.18%	6 Month EURIBOR	20,460
2,341,000	EUR	4/14/2045	CSS (d)	Receive	0.85%	6 Month EURIBOR	(405,117)
3,197,600	EUR	12/22/2046	CSS (d)	(Pay)	1.43%	6 Month EURIBOR	124,731
12,456,222	EUR	2/3/2047	CSS (d)	(Pay)	0.97%	6 Month EURIBOR	1,129,719
2,005,400	EUR	2/3/2047	CSS (d)	(Pay)	1.43%	6 Month EURIBOR	76,904

							$(2,092,101)

						Premiums to (Pay) Receive	$482,823

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CDO - Collateralized Debt Obligation

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2015, which are subject to change based on the terms of the security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2015.
(b)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.
(c)	The rate shown represents yield-to-maturity.
(d)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

CSS - Credit Suisse Securities (USA) LLC

GS - Goldman Sachs International

Currency Abbreviations:

EUR - Euro

GBP - British Pound

USD - United States Dollar

As of November 30, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	2,619,052,874	33,626,831	(107,154,236)	(73,527,405)
Benchmark-Free Bond Fund	8,455,207	50	—	50
Core Plus Bond Fund	292,081,043	1,768,968	(22,710,153)	(20,941,185)
Currency Hedged International Bond Fund	70,098,579	1,522,434	(8,094,395)	(6,571,961)
Debt Opportunities Fund	1,707,369,905	27,048,509	(63,646,454)	(36,597,945)
Emerging Country Debt Fund	4,050,555,491	203,185,840	(290,474,212)	(87,288,372)
Global Bond Fund	37,444,365	345,182	(4,615,223)	(4,270,041)
U.S. Treasury Fund	4,724,295,287	28,756	(1,719,256)	(1,690,500)
World Opportunity Overlay Fund	77,440,733	1,492,076	(11,382,469)	(9,890,393)

Investments in affiliated issuers

The Funds may make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of other funds of the GMO Trust during the period ended November 30, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$205,200,022	$1,671,315,555	$1,265,000,000	$301,370	$14,185	$—	$611,449,590

Benchmark-Free Bond Fund
GMO Debt Opportunities Fund, Class VI	$479,137	$2,875	$481,436	$2,875	$—	$—	$—
GMO Emerging Country Debt Fund, Class IV	1,421,742	31,719	1,428,836	31,719	—	—	—

Totals	$1,900,879	$34,594	$1,910,272	$34,594	$—	$—	$—

Core Plus Bond Fund
GMO Debt Opportunities Fund, Class VI	$23,095,439	$4,208,263	$—	$138,573	$—	$—	$27,364,744
GMO Emerging Country Debt Fund, Class IV	11,151,254	2,857,898	—	248,786	—	—	13,850,044
GMO U.S. Treasury Fund	23,331,920	102,481,000	10,000,000	63,075	1,802	—	115,810,121
GMO World Opportunity Overlay Fund	46,286,352	2,450,171	3,706,664	—	—	18,516,379	26,857,055

Totals	$103,864,965	$111,997,332	$13,706,664	$450,434	$1,802	$18,516,379	$183,881,964

Currency Hedged International Bond Fund
GMO Debt Opportunities Fund, Class VI	$3,276,775	$—	$500,000	$16,651	$—	$—	$2,784,124
GMO Emerging Country Debt Fund, Class IV	3,308,535	—	—	73,813	—	—	3,252,695
GMO U.S. Treasury Fund	107,222	23,400,000	16,657,222	3,923	221	—	6,851,979
GMO World Opportunity Overlay Fund	13,783,104	—	1,947,344	—	—	5,513,789	6,432,927

Totals	$20,475,636	$23,400,000	$19,104,566	$94,387	$221	$5,513,789	$19,321,725

Debt Opportunities Fund
GMO U.S. Treasury Fund	$44,831,828	$169,000,000	$140,000,000	$51,747	$2,715	$—	$73,841,824

Emerging Country Debt Fund
GMO Debt Opportunities Fund, Class VI	$14,086,690	$—	$—	$84,520	$—	$—	$14,132,131
GMO U.S. Treasury Fund	36,008,143	65,000,000	58,200,000	46,969	2,432	—	42,798,147
GMO World Opportunity Overlay Fund	38,643,941	—	22,898,430	—	—	15,459,111	—

Totals	$88,738,774	$65,000,000	$81,098,430	$131,489	$2,432	$15,459,111	$56,930,278

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Global Bond Fund
GMO Debt Opportunities Fund, Class VI	$1,946,091	$—	$275,424	$11,677	$—	$—	$1,675,185
GMO Emerging Country Debt Fund, Class IV	2,070,417	—	320,172	46,191	—	—	1,709,709
GMO U.S. Treasury Fund	1,426,178	13,410,000	13,036,636	1,593	85	—	1,799,200
GMO World Opportunity Overlay Fund	9,174,842	—	2,227,285	—	—	3,670,301	3,336,319

Totals	$14,617,528	$13,410,000	$15,859,517	$59,461	$85	$3,670,301	$8,520,413

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through November 30, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value each fixed income security based on the most recent quoted price supplied by a single pricing source chosen by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds, although the prices supplied by those alternative sources do not necessarily align with the prices supplied by primary pricing sources. See the table below for information about securities for which no alternative pricing source was available.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2015, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of November 30, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service, or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of November 30, 2015 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available
Asset Allocation Bond Fund	3%[1]	<(1%)	—
Benchmark-Free Bond Fund	—	—	—
Core Plus Bond Fund	< 1%	—	2%
Currency Hedged International Bond Fund	< 1%	—	<1%
Debt Opportunities Fund	1%[2]	—	14%
Emerging Country Debt Fund	2%[3]	—	2%
Global Bond Fund	< 1%	—	1%
U.S. Treasury Fund	—	—	—
World Opportunity Overlay Fund	—	—	1%

[1]	Consists of quanto options which were valued using broker quotes.
[2]	Consists of four U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations.
[3]	Includes the Republic of Argentina judgments which represent 1.1% of the Fund’s total net assets and is valued using a broker quote and adjusted by a 20% discount for liquidity and other considerations.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g. broker quotes) or as described in the footnotes to the Securities and derivatives table above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2015.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$6,117,578	$—	$6,117,578
U.S. Government	133,461,204	1,271,081,921	—	1,404,543,125

TOTAL DEBT OBLIGATIONS	133,461,204	1,277,199,499	—	1,410,660,703

Mutual Funds	611,449,590	—	—	611,449,590
Options Purchased	—	198,901,343	91,306,762	290,208,105
Short-Term Investments	233,207,071	—	—	233,207,071

Total Investments	978,117,865	1,476,100,842	91,306,762	2,545,525,469

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	93,728,293	—	93,728,293
Swap Contracts
Inflation Risk	—	764,403	—	764,403
Interest Rate Risk	—	70,756,514	—	70,756,514

Total	$978,117,865	$1,641,350,052	$91,306,762	$2,710,774,679

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(77,953,387)	$—	$(77,953,387)
Futures Contracts
Equity Risk	—	(12,486,165)	—	(12,486,165)
Written Options
Foreign Currency Risk	—	(4,821,331)	—	(4,821,331)
Interest Rate Risk	—	(105,174,479)	—	(105,174,479)
Swap Contracts
Equity Risk**	—	—	(7,767,597)	(7,767,597)
Inflation Risk	—	(2,579,245)	—	(2,579,245)
Interest Rate Risk	—	(88,913,064)	—	(88,913,064)

Total	$—	$(291,927,671)	$(7,767,597)	$(299,695,268)

Benchmark-Free Bond Fund
Asset Valuation Inputs
Short-Term Investments	$8,455,257	$—	$—	$8,455,257

Total Investments	8,455,257	—	—	8,455,257

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	147,082	—	147,082

Total	$8,455,257	$147,082	$—	$8,602,339

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(102,416)	$—	$(102,416)

Description	Level 1	Level 2	Level 3	Total
Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$286,820	$286,820
Corporate Debt	—	3,025,650	—	3,025,650
Foreign Government Obligations	—	10,642,603	—	10,642,603
U.S. Government	50,800,604	4,056,116	—	54,856,720

TOTAL DEBT OBLIGATIONS	50,800,604	17,724,369	286,820	68,811,793

Mutual Funds	183,881,964	—	—	183,881,964
Options Purchased	—	3,533,779	—	3,533,779
Short-Term Investments	14,912,322	—	—	14,912,322

Total Investments	249,594,890	21,258,148	286,820	271,139,858

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	2,194,112	—	2,194,112
Futures Contracts
Interest Rate Risk	4,898	—	—	4,898
Swap Contracts
Inflation Risk	—	14,834	—	14,834
Interest Rate Risk	—	3,521,529	—	3,521,529

Total	$249,599,788	$26,988,623	$286,820	$276,875,231

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,160,543)	$—	$(1,160,543)
Written Options
Foreign Currency Risk	—	(92,778)	—	(92,778)
Interest Rate Risk	—	(1,757,266)	—	(1,757,266)
Swap Contracts
Inflation Risk	—	(21,784)	—	(21,784)
Interest Rate Risk	—	(4,599,319)	—	(4,599,319)

Total	$—	$(7,631,690)	$—	$(7,631,690)

Currency Hedged International Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$38,469,153	$—	$38,469,153

TOTAL DEBT OBLIGATIONS	—	38,469,153	—	38,469,153

Mutual Funds	19,321,725	—	—	19,321,725
Options Purchased	—	1,049,353	—	1,049,353
Short-Term Investments	4,686,387	—	—	4,686,387

Total Investments	24,008,112	39,518,506	—	63,526,618

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	1,317,218	—	1,317,218
Futures Contracts
Interest Rate Risk	200,171	—	—	200,171
Swap Contracts
Inflation Risk	—	4,079	—	4,079
Interest Rate Risk	—	748,804	—	748,804

Total	$24,208,283	$41,588,607	$—	$65,796,890

Description	Level 1	Level 2	Level 3	Total
Currency Hedged International Bond Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(435,565)	$—	$(435,565)
Futures Contracts
Interest Rate Risk	(26,630)	—	—	(26,630)
Written Options
Foreign Currency Risk	—	(27,652)	—	(27,652)
Interest Rate Risk	—	(520,855)	—	(520,855)
Swap Contracts
Inflation Risk	—	(6,031)	—	(6,031)
Interest Rate Risk	—	(595,278)	—	(595,278)

Total	$(26,630)	$(1,585,381)	$—	$(1,612,011)

Debt Opportunities Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$1,525,867,789	$1,525,867,789
U.S. Government Agency	—	—	23,050,526	23,050,526

TOTAL DEBT OBLIGATIONS	—	—	1,548,918,315	1,548,918,315

Mutual Funds	73,841,824	—	—	73,841,824
Options Purchased	—	45,664	—	45,664
Short-Term Investments	47,966,157	—	—	47,966,157

Total Investments	121,807,981	45,664	1,548,918,315	1,670,771,960

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	109,339	—	109,339
Swap Contracts
Credit Risk	—	14,978,243	—	14,978,243
Interest Rate Risk	—	662,513	—	662,513

Total	$121,807,981	$15,795,759	$1,548,918,315	$1,686,522,055

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(14,752)	$—	$(14,752)
Written Options
Interest Rate Risk	—	(57,178)	—	(57,178)
Swap Contracts
Credit Risk	—	(27,236,800)	—	(27,236,800)
Interest Rate Risk	—	(609,327)	—	(609,327)

Total	$—	$(27,918,057)	$—	$(27,918,057)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$59,601,907	$59,601,907
Corporate Debt	—	—	20,456,100	20,456,100
Foreign Government Agency	—	882,607,630	67,349,505	949,957,135
Foreign Government Obligations	—	2,178,054,979	113,017,627	2,291,072,606
Judgments	—	—	44,368,000	44,368,000
U.S. Government	115,678,270	71,877,320	—	187,555,590

TOTAL DEBT OBLIGATIONS	115,678,270	3,132,539,929	304,793,139	3,553,011,338

Loan Assignments	—	—	7,263,446	7,263,446
Loan Participations	—	—	78,415,810	78,415,810
Mutual Funds	56,930,278	—	—	56,930,278
Rights/Warrants	—	37,581,104	9,563,074	47,144,178
Short-Term Investments	220,502,069	—	—	220,502,069

Total Investments	393,110,617	3,170,121,033	400,035,469	3,963,267,119

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$722,027	$—	$722,027
Options
Credit Risk	—	—	334,396	334,396
Swap Contracts
Credit Risk	—	49,574,139	—	49,574,139
Interest Rate Risk	—	6,552,680	—	6,552,680

Total	$393,110,617	$3,226,969,879	$400,369,865	$4,020,450,361

Liability Valuation Inputs
Derivatives*
Options
Credit Risk	$—	$—	$(5,072,414)	$(5,072,414)
Swap Contracts
Credit Risk	—	(99,756,543)	—	(99,756,543)
Interest Rate Risk	—	(4,214,261)	—	(4,214,261)

Total	$—	$(103,970,804)	$(5,072,414)	$(109,043,218)

Global Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$14,143,887	$—	$14,143,887
U.S. Government	—	8,914,010	—	8,914,010

TOTAL DEBT OBLIGATIONS	—	23,057,897	—	23,057,897

Mutual Funds	8,520,413	—	—	8,520,413
Options Purchased	—	681,645	—	681,645
Short-Term Investments	914,369	—	—	914,369

Total Investments	9,434,782	23,739,542	—	33,174,324

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	455,420	—	455,420
Futures Contracts
Interest Rate Risk	62,915	—	—	62,915
Swap Contracts
Inflation Risk	—	2,783	—	2,783
Interest Rate Risk	—	467,881	—	467,881

Total	$9,497,697	$24,665,626	$—	$34,163,323

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(322,552)	$—	$(322,552)
Futures Contracts
Interest Rate Risk	(19,682)	—	—	(19,682)
Written Options
Foreign Currency Risk	—	(17,953)	—	(17,953)
Interest Rate Risk	—	(339,414)	—	(339,414)
Swap Contracts
Inflation Risk	—	(3,682)	—	(3,682)
Interest Rate Risk	—	(381,648)	—	(381,648)

Total	$(19,682)	$(1,065,249)	$—	$(1,084,931)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$4,722,604,787	$—	$—	$4,722,604,787

Total Investments	4,722,604,787	—	—	4,722,604,787

Total	$4,722,604,787	$—	$—	$4,722,604,787

Description	Level 1	Level 2	Level 3	Total
World Opportunity Overlay Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$10,153,062	$10,153,062
U.S. Government	—	35,348,362	—	35,348,362
U.S. Government Agency	—	—	913,200	913,200

TOTAL DEBT OBLIGATIONS	—	35,348,362	11,066,262	46,414,624

Short-Term Investments	21,135,716	—	—	21,135,716

Total Investments	21,135,716	35,348,362	11,066,262	67,550,340

Derivatives*
Swap Contracts
Inflation Risk	—	131,682	—	131,682
Interest Rate Risk	—	1,719,655	—	1,719,655

Total	$21,135,716	$37,199,699	$11,066,262	$69,401,677

Liability Valuation Inputs
Derivatives*
Written Options
Interest Rate Risk	$—	$(210,308)	$—	$(210,308)
Swap Contracts
Inflation Risk	—	(454,078)	—	(454,078)
Interest Rate Risk	—	(3,811,756)	—	(3,811,756)

Total	$—	$(4,476,142)	$—	$(4,476,142)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Risk is the correlation between equity risk and foreign currency risk.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the period ended November 30, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of November 30, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2015
Asset Allocation Bond Fund
Debt Obligations
Bank Loans	$65,224,500	$—	$(64,900,000)		$21,492	$543,721	$(889,713)	$—	$—	$—	$—
Options purchased
Quanto options	100,602,558	—	(20,783,997)		—	4,864,462	6,623,739	—	—	91,306,762	6,623,739
Derivatives
Swap Contracts	3,163,191	—	—		—	—	(10,930,788)	—	—	(7,767,597)	(10,930,788)

Total	$168,990,249	$—	$(85,683,997)		$21,492	$5,408,183	$(5,196,762)	$—	$—	$83,539,165	$(4,307,049)

Core Plus Bond Fund
Debt Obligations
Asset-Backed Securities	$674,205	$—	$(391,773)		$64,104	$(19,023)	$(40,693)	$—	$—	$286,820	$(32,061)

Total	$674,205	$—	$(391,773	)#	$64,104	$(19,023)	$(40,693)	$—	$—	$286,820	$(32,061)

Debt Opportunities Fund
Debt Obligations
Asset-Backed Securities	$1,241,664,405	$697,369,244	$(409,495,050)		$6,446,086	$(22,474,645)	$12,357,749	$—	$—	$1,525,867,789	$(8,398,163)
U.S. Government Agency	24,502,090	—	(1,789,827)		18	24,167	314,078	—	—	23,050,526	314,078

Total	$1,266,166,495	$697,369,244	$(411,284,877	)##	$6,446,104	$(22,450,478)	$12,671,827	$—	$—	$1,548,918,315	$(8,084,085)

Emerging Country Debt Fund
Debt Obligations
Asset-Backed Securities	$69,340,906	$—	$(7,592,457)		$363,637	$30,272	$(2,540,451)	$—	$—	$59,601,907	$(2,552,419)
Corporate Debt	22,100,000	—	—		(467)	—	(1,643,433)	—	—	20,456,100	(1,643,433)
Foreign Government Agency	74,054,091	2,802,500	(1,160,000)		823,729	160,000	(9,330,815)	—	—	67,349,505	(9,330,815)
Foreign Government Obligations	115,818,083	8,253,872	(11,139,972)		2,529,477	624,184	(3,068,017)	—	—	113,017,627	(6,468,579)
Judgments	33,840,000	—	—		731,190	—	9,796,810	—	—	44,368,000	9,796,810

Total Debt Obligations	315,153,080	11,056,372	(19,892,429)		4,447,566	814,456	(6,785,906)	—	—	304,793,139	(10,198,436)

Loan Assignments	8,131,285	—	(803,726)		242,035	(6,531)	(299,617)	—	—	7,263,446	(295,762)
Loan Participations	74,574,670	15,332,718	(4,983,897)		1,109,725	47,696	(7,665,102)	—	—	78,415,810	(7,665,102)
Rights/Warrants	5,769,851	3,645,810	—		—	—	147,413	—	—	9,563,074	147,413

Total Investments	403,628,886	30,034,900	(25,680,052	)###	5,799,326	855,621	(14,603,212)	—	—	400,035,469	(18,011,887)

Derivatives
Options	(2,044,521)	—	—		—	—	(2,693,497)	—	—	(4,738,018)	(2,693,497)

Total	$401,584,365	$30,034,900	$(25,680,052)		$5,799,326	$855,621	$(17,296,709)	$—	$—	$395,297,451	$(20,705,384)

World Opportunity Overlay Fund
Debt Obligations
Asset-Backed Securities	$18,928,465	$—	$(9,068,921)		$91,870	$(2,724,136)	$2,925,784	$—	$—	$10,153,062	$105,324
U.S. Government Agency	879,840	—	—		(2,773)	—	36,133	—	—	913,200	36,133

Total	$19,808,305	$—	$(9,068,921	)####	$89,097	$(2,724,136)	$2,961,917	$—	$—	$11,066,262	$141,457

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
#	Includes $ 190,529 of proceeds received from principal paydowns.
##	Includes $ 140,177,356 of proceeds received from principal paydowns.
###	Includes $ 14,833,237 of proceeds received from principal paydowns.
####	Includes $ 2,464,872 of proceeds received from principal paydowns.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of November 30, 2015 were as follows:

Fund Name	Level 3 securities and derivatives
Asset Allocation Bond Fund	3%
Benchmark-Free Bond Fund	—
Core Plus Bond Fund	11%
Currency Hedged International Bond Fund	6%
Debt Opportunities Fund	93%
Emerging Country Debt Fund	11%
Global Bond Fund	7%
U.S. Treasury Fund	—
World Opportunity Overlay Fund	16%

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of November 30, 2015, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	42,484,666	42,888,780

Inflation-indexed bonds

The Funds (except U.S. Treasury Fund) may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Other matters

Emerging Country Debt Fund

In December 2005, Emerging County Debt Fund (“ECDF”) entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by ECDF. A judgment was awarded in ECDF’s favor on September 24, 2007; however, ECDF’s ability to collect on this judgment remains uncertain, and ECDF is not able to transfer or sell the judgment without court consent. In late May 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for then performing Argentina bonds. The eligible portion of ECDF’s judgment was tendered in the debt exchange and ECDF received new bonds in June 2010. In October 2014, ECDF filed supplemental claims requesting additional relief with respect to its existing judgment. The remaining portion of ECDF’s judgment, which continues to be valued by reference to a broker quote and adjusted by a discount for liquidity and other considerations, represented 1.1% of the net assets of ECDF as of November 30, 2015.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Benchmark-Free Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Market Risk – Equities	X	X	X	X	X		X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X	X	X	X	X		X
Credit Risk	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X		X
Smaller Company Risk	X	X	X	X	X		X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X		X
Non-U.S. Investment Risk	X	X	X	X	X	X	X		X
Currency Risk	X	X	X	X	X	X	X		X
Focused Investment Risk	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X		X
Counterparty Risk	X	X	X	X	X	X	X		X
Commodities Risk	X	X
Merger Arbitrage Risk	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk” below.

In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

A Fund’s investments in asset-backed securities are exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans to corporations, or a combination of bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees payable to service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also may affect the rights of holders of those underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Debt Opportunities Fund, which has invested a substantial portion of its assets in asset-backed securities, and for each Fund that has invested a substantial portion of its assets in Debt Opportunities Fund.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and could increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the

Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gain, which, when distributed or allocated (as applicable), are taxable to shareholders at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” above for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended “naked” short position) may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, in the case of Funds that are regulated investment companies for U.S. federal income tax purposes, they also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness).

Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in Underlying Funds, including other GMO Funds, closed-end funds, money market funds, exchange-traded funds (“ETFs”) and other investment companies are exposed to the risk that the Underlying Funds will not perform as expected. The Funds are also indirectly exposed to all of the risks of an investment in the Underlying Funds.

Because a Fund bears the fees and expenses of any Underlying Fund in which it invests (absent reimbursement of those fees and expenses), the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio. In addition, to the extent a Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments through one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

All of the Funds (except U.S. Treasury Fund) are not diversified investment companies within the meaning of the 1940 Act. In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political or other conditions.

The Funds (other than U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Debt Opportunities Fund and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of Debt Opportunities Fund and U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than Debt Opportunities Fund and U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Benchmark- Free Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	World Opportunity Overlay Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X	X	X	X
Adjust exposure to foreign currencies	X	X	X	X		X	X
Futures contracts
Adjust interest rate exposure	X	X	X	X	X		X
Maintain the diversity and liquidity of the portfolio	X	X	X	X	X		X
Options (Purchased)
Adjust currency exchange rate risk	X	X	X	X			X	X
Adjust exposure to foreign currencies	X	X	X	X			X	X
Adjust interest rate exposure	X	X	X	X			X	X
Achieve exposure to a reference entity’s credit					X
Adjust exposure to equity markets	X
Options (Written)
Achieve exposure to a reference entity’s credit					X
Adjust currency exchange rate risk	X	X	X	X			X
Adjust exposure to foreign currencies	X	X	X	X			X
Adjust interest rate exposure	X	X	X	X			X	X
Options (Credit linked)
Achieve exposure to a reference entity’s credit						X
Swap contracts
Achieve exposure to a reference entity’s credit					X	X
Adjust interest rate exposure	X	X	X	X	X	X	X	X
Provide a measure of protection against default loss					X	X
Adjust exposure to foreign currencies	X	X	X	X		X	X	X
Adjust for inflation	X	X	X	X			X	X
Rights and/or warrants
Achieve exposure to a reference commodity/economic statistic						X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended November 30, 2015, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Asset Allocation Bond Fund
Outstanding, beginning of period	79,886,000	—	$1,727,220	12,540,489,431	—	$196,276,235
Options written	2,779,770,000	—	105,978,841	5,611,907,400	—	211,476,311
Options bought back	(2,590,308,875)	—	(99,558,736)	(12,991,252,306)	—	(231,287,325)
Options expired	(42,500,000)	—	(905,508)	(422,706,000)	—	(5,946,859)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	226,847,125	—	$7,241,817	4,738,438,525	—	$170,518,362

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Benchmark-Free Bond Fund
Outstanding, beginning of period	104,000	—	$2,248	13,945,000	—	$253,701
Options written	3,218,000	—	129,002	6,570,000	—	241,947
Options bought back	(3,322,000)	—	(131,250)	(19,982,000)	—	(488,141)
Options expired	—	—	—	(533,000)	—	(7,507)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

Core Plus Bond Fund
Outstanding, beginning of period	1,019,000	—	$22,032	263,395,920	—	$2,895,787
Options written	27,775,000	—	977,128	53,695,000	—	1,880,459
Options bought back	(26,894,625)	—	(959,828)	(245,778,545)	—	(2,098,746)
Options expired	—	—	—	(6,831,000)	—	(89,807)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	1,899,375	—	$39,332	64,481,375	—	$2,587,693

Currency Hedged International Bond Fund
Outstanding, beginning of period	302,000	—	$6,530	78,076,074	—	$858,477
Options written	8,340,000	—	293,644	16,041,000	—	558,894
Options bought back	(8,070,125)	—	(288,332)	(72,877,199)	—	(623,127)
Options expired	—	—	—	(2,056,000)	—	(27,030)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	571,875	—	$11,842	19,183,875	—	$767,214

Debt Opportunities Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	102,000,000	—	125,000	—	—	—
Options bought back	(13,500,000)	—	(17,550)	—	—	—
Options expired	(13,500,000)	—	(16,200)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	75,000,000	—	$91,250	—	—	$—

Global Bond Fund
Outstanding, beginning of period	197,000	—	$4,259	51,061,982	—	$560,100
Options written	6,117,000	—	204,576	11,705,000	—	396,260
Options bought back	(5,946,500)	—	(201,225)	(48,963,982)	—	(439,495)
Options expired	—	—	—	(1,337,000)	—	(17,578)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	367,500	—	$7,610	12,466,000	—	$499,287

World Opportunity Overlay Fund
Outstanding, beginning of period	—	—	$—	37,832,000	—	$1,109,864
Options written	—	—	—	—	—	—
Options bought back	—	—	—	(18,742,000)	—	(612,276)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	19,090,000	—	$497,588

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Additionally, Emerging Country Debt Fund owns warrants linked to the price of oil. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of November 30, 2015:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Assets:
Investments, at value (purchased options)	$—	$91,306,762	$68,722,321	$—	$130,179,022	$—	$290,208,105
Unrealized Appreciation on Forward Currency Contracts	—	—	93,728,293	—	—	—	93,728,293
Unrealized Appreciation on Swap Contracts	—	—	—	764,403	70,756,514	—	71,520,917

Total	$—	$91,306,762	$162,450,614	$764,403	$200,935,536	$—	$455,457,315

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(77,953,387)	$—	$—	$—	$(77,953,387)
Unrealized Depreciation on Futures Contracts	—	(12,486,165)	—	—	—	—	(12,486,165)
Written Options, at value	—	—	(4,821,331)	—	(105,174,479)	—	(109,995,810)
Unrealized Depreciation on Swap Contracts	—	(7,767,597)*	—	(2,579,245)	(88,913,064)	—	(99,259,906)

Total	$—	$(20,253,762)	$(82,774,718)	$(2,579,245)	$(194,087,543)	$—	$(299,695,268)

Benchmark-Free Bond Fund
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$147,082	$—		$—	$147,082

Total	$—	$—	$147,082	$—	$—	$—	$147,082

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(102,416)	$—	$—	$—	$(102,416)

Total	$—	$—	$(102,416)	$—	$—	$—	$(102,416)

Core Plus Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$1,346,520	$—	$2,187,259	$—	$3,533,779
Unrealized Appreciation on Forward Currency Contracts	—	—	2,194,112	—	—	—	2,194,112
Unrealized Appreciation on Futures Contracts	—	—	—	—	4,898	—	4,898
Unrealized Appreciation on Swap Contracts	—	—	—	14,834	3,521,529	—	3,536,363

Total	$—	$—	$3,540,632	$14,834	$5,713,686	$—	$9,269,152

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,160,543)	$—	$—	$—	$(1,160,543)
Written Options, at value	—	—	(92,778)	—	(1,757,266)	—	(1,850,044)
Unrealized Depreciation on Swap Contracts	—	—	—	(21,784)	(4,599,319)	—	(4,621,103)

Total	$—	$—	$(1,253,321)	$(21,784)	$(6,356,585)	$—	$(7,631,690)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Currency Hedged International Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$401,548	$—	$647,805	$—	$1,049,353
Unrealized Appreciation on Forward Currency Contracts	—	—	1,317,218	—	—	—	1,317,218
Unrealized Appreciation on Futures Contracts	—	—	—	—	200,171	—	200,171
Unrealized Appreciation on Swap Contracts	—	—	—	4,079	748,804		752,883

Total	$—	$—	$1,718,766	$4,079	$1,596,780	$—	$3,319,625

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(435,565)	$—	$—	$—	$(435,565)
Unrealized Depreciation on Futures Contracts	—	—	—	—	(26,630)	—	(26,630)
Written Options, at value	—	—	(27,652)	—	(520,855)	—	(548,507)
Unrealized Depreciation on Swap Contracts	—		—	(6,031)	(595,278)	—	(601,309)

Total	$—	$—	$(463,217)	$(6,031)	$(1,142,763)	$—	$(1,612,011)

Debt Opportunities Fund
Assets:
Investments, at value (purchased options)	$—	$—	$—	$—	$45,664	$—	$45,664
Unrealized Appreciation on Forward Currency Contracts	—	—	109,339	—	—	—	109,339
Unrealized Appreciation on Swap Contracts	$14,978,243	$—	$—	$—	$662,513	$—	$15,640,756

Total	$14,978,243	$—	$109,339	$—	$708,177	$—	$15,795,759

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(14,752)	$—	$—	$—	$(14,752)
Written Options, at value	—	—	—	—	(57,178)	—	(57,178)
Unrealized Depreciation on Swap Contracts	(27,236,800)	—	—	—	(609,327)	—	(27,846,127)

Total	$(27,236,800)	$—	$(14,752)	$—	$(666,505)	$—	$(27,918,057)

Emerging Country Debt Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$—	$47,144,178	$47,144,178
Unrealized Appreciation on Forward Currency Contracts	—	—	722,027	—	—	—	722,027
Unrealized Appreciation on Swap Contracts	49,574,139	—	—	—	6,552,680	—	56,126,819
Options	334,396	—	—	—	—	—	334,396

Total	$49,908,535	$—	$722,027	$—	$6,552,680	$47,144,178	$104,327,420

Liabilities:
Unrealized Depreciation on Swap Contracts	$(99,756,543)	$—	$—	$—	$(4,214,261)	$—	$(103,970,804)
Options	(5,072,414)	—	—	—	—	—	(5,072,414)

Total	$(104,828,957)	$—	$—	$—	$(4,214,261)	$—	$(109,043,218)

Global Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$261,252	$—	$420,393	$—	$681,645
Unrealized Appreciation on Forward Currency Contracts	—	—	455,420	—	—	—	455,420
Unrealized Appreciation on Futures Contracts	—	—	—	—	62,915	—	62,915
Unrealized Appreciation on Swap Contracts	—	—	—	2,783	467,881	—	470,664

Total	$—	$—	$716,672	$2,783	$951,189	$—	$1,670,644

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(322,552)	$—	$—	$—	$(322,552)
Unrealized Depreciation on Futures Contracts	—	—	—	—	(19,682)	—	(19,682)
Written Options, at value	—	—	(17,953)	—	(339,414)	—	(357,367)
Unrealized Depreciation on Swap Contracts	—	—	—	(3,682)	(381,648)	—	(385,330)

Total	$—	$—	$(340,505)	$(3,682)	$(740,744)	$—	$(1,084,931)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
World Opportunity Overlay Fund
Assets:
Unrealized Appreciation on Swap Contracts	$—	$—	$—	$131,682	$1,719,655	$—	$1,851,337

Total	$—	$—	$—	$131,682	$1,719,655	$—	$1,851,337

Liabilities:
Written Options, at value	$—	$—	$—	$—	$(210,308)	$—	$(210,308)
Unrealized Depreciation on Swap Contracts	—	—	—	(454,078)	(3,811,756)	—	(4,265,834)

Total	$—	$—	$—	$(454,078)	$(4,022,064)	$—	$(4,476,142)

*	Risk is the correlation between equity risk and foreign currency risk.

The average derivative activity of notional amounts (forward currency contracts, futures contracts, swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended November 30, 2015.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Principal)	Options (Contracts)	Rights and/ or Warrants ($)
Asset Allocation Bond Fund	13,272,313,291	317,602,180	39,302,391,194	21,079,971,877	174,113	—
Benchmark-Free Bond Fund	16,815,053	259,851	53,672,111	26,719,343	—	—
Core Plus Bond Fund	198,826,588	9,054,244	1,168,420,855	312,313,878	—	—
Currency Hedged International Bond Fund	110,201,433	18,224,161	255,205,053	92,980,155	—	—
Debt Opportunities Fund	3,644,470	14,103,964	1,069,047,234	32,765,556	—	—
Emerging Country Debt Fund	191,816,290	—	1,663,216,156	390,000,000	—	42,550,648
Global Bond Fund	64,884,737	18,563,606	167,506,228	60,543,846	—	—
World Opportunity Overlay Fund	—	—	133,114,524	24,348,086	—	—

Subsequent Events

The Board of Trustees of GMO Trust approved the termination of GMO Benchmark-Free Bond Fund and the Fund liquidated on December 16, 2015.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.0%

	Australia — 4.0%
431,159	Asciano Group	2,658,954
73,287	Link Administration Holdings Ltd *	386,908
73,337	Rio Tinto Ltd	2,441,968
908,099	Scentre Group (REIT)	2,617,579

	Total Australia	8,105,409

	Belgium — 1.8%
28,618	Anheuser-Busch InBev NV	3,679,318

	China — 0.9%
169,142	China Mobile Ltd	1,939,528

	Finland — 0.9%
246,425	Nokia Oyj	1,777,213

	France — 13.1%
33,867	Accor SA	1,427,943
480,990	Alcatel-Lucent *	1,892,756
79,942	Altran Technologies SA	1,046,348
28,084	Arkema SA	2,021,220
43,654	BNP Paribas	2,584,529
22,098	Cap Gemini SA	2,035,206
54,148	Cie de Saint-Gobain	2,389,221
20,235	Cie Generale des Etablissements Michelin – Class B	2,026,534
23,981	Nexity SA	1,023,414
53,045	Orange SA	915,804
100,163	Peugeot SA *	1,786,747
44,202	SCOR SE	1,732,023
142,856	Technicolor SA (Registered)	1,070,920
36,735	Technip SA	1,920,698
34,197	Teleperformance	2,841,615

	Total France	26,714,978

	Germany — 5.1%
23,155	Allianz SE (Registered)	4,091,273
143,582	Deutsche Telekom AG (Registered)	2,646,331
176,033	E.ON AG	1,670,051
211,547	Telefonica Deutschland Holding AG	1,187,668
16,857	Wincor Nixdorf AG	851,549

	Total Germany	10,446,872

	Hong Kong — 1.5%
109,572	CK Hutchison Holdings Ltd	1,429,543
179,988	Power Assets Holdings Ltd	1,602,578

	Total Hong Kong	3,032,121

	India — 0.7%
168,954	ICICI Bank Ltd Sponsored ADR	1,404,008

Shares	Description	Value ($)
	Israel — 0.9%
376,553	Bank Hapoalim BM	1,945,776

	Italy — 6.1%
98,194	Assicurazioni Generali SPA	1,865,251
1,604,129	Banca Popolare di Milano Scarl	1,551,798
184,694	ENI SPA	3,003,761
650,561	Mediaset SPA	2,858,764
2,382,982	Telecom Italia SPA *	3,078,140

	Total Italy	12,357,714

	Japan — 18.4%
831,915	Aozora Bank Ltd	2,934,173
48,863	Bridgestone Corp	1,740,450
83,583	Brother Industries Ltd	1,000,233
11,836	Daito Trust Construction Co Ltd	1,229,905
356,532	Hitachi Ltd	2,103,610
169,378	Isuzu Motors Ltd	1,904,943
42,200	Japan Post Bank Co Ltd *	596,491
101,300	Japan Post Holdings Co Ltd *	1,569,286
58,440	K’s Holdings Corp	2,132,198
136,769	KDDI Corp	3,392,499
1,182,844	Mitsubishi UFJ Financial Group Inc	7,599,978
154,349	Nippon Telegraph & Telephone Corp	5,729,253
407,105	Nippon Electric Glass Co Ltd	2,261,162
361,837	Resona Holdings Inc	1,766,092
41,938	Tokio Marine Holdings Inc	1,546,848

	Total Japan	37,507,121

	Mexico — 0.9%
638,232	Mexico Real Estate Management SA de CV *	844,650
568,242	PLA Administradora Industrial S de RL de CV *	995,728

	Total Mexico	1,840,378

	Netherlands — 1.2%
183,656	ING Groep NV CVA	2,524,776

	Portugal — 1.0%
195,333	Galp Energia SGPS SA	2,073,504

	South Korea — 1.1%
1,958	Samsung Electronics Co Ltd	2,167,394

	Spain — 2.2%
120,229	Endesa SA	2,484,999
277,491	Iberdrola SA	1,941,735

	Total Spain	4,426,734

	Sweden — 2.5%
76,914	Investor AB – B Shares	2,929,739
73,950	Svenska Cellulosa AB – Class B	2,128,239

	Total Sweden	5,057,978

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		Switzerland — 8.1%
	12,096	Baloise Holding AG (Registered)	1,469,506
	31,114	Roche Holding AG	8,334,230
	153,475	UBS Group AG (Registered)	2,944,044
	14,357	Zurich Insurance Group AG *	3,778,686

		Total Switzerland	16,526,466

		Taiwan — 1.2%
	585,379	Taiwan Semiconductor Manufacturing Co Ltd	2,504,899

		United Kingdom — 25.4%
	80,444	Amec Foster Wheeler Plc	527,028
	143,803	AstraZeneca Plc	9,757,548
	37,359	Berkeley Group Holdings Plc	1,806,481
	76,690	British American Tobacco Plc	4,462,975
	161,375	Essentra Plc	2,109,834
	58,942	Euromoney Institutional Investor Plc	826,076
	335,035	Howden Joinery Group Plc	2,621,613
	52,310	IMI Plc	750,782
	92,312	Imperial Tobacco Group Plc	4,986,143
	120,934	Inchcape Plc	1,431,533
	151,774	Informa Plc	1,425,494
	157,814	John Wood Group Plc	1,326,696
	861,876	Lloyds Banking Group Plc	946,455
	585,871	Melrose Industries Plc	2,558,643
	131,032	National Grid Plc	1,826,185
	238,148	Royal Mail Plc	1,741,611
	362,587	RPS Group Plc	1,274,987
	13,897	Schroders Plc	626,842
	82,733	Schroders Plc (Non Voting)	2,801,660
	82,399	Travis Perkins Plc	2,521,777
	323,940	Tyman Plc	1,305,974
	904,031	Vodafone Group Plc	3,042,376
	238,842	Worldpay Group Plc *	1,075,563

		Total United Kingdom	51,754,276

		TOTAL COMMON STOCKS (COST $200,853,584)	197,786,463

		MUTUAL FUNDS — 2.3%

		United States — 2.3%
		Affiliated Issuers
	186,866	GMO U.S. Treasury Fund	4,671,658

		TOTAL MUTUAL FUNDS (COST $4,672,426)	4,671,658

		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.5%
USD	977,348	BNP Paribas (Paris) Time Deposit, 0.06%, due 12/01/15	977,348

Par Value		Description	Value ($)
		Time Deposits — continued
JPY	5,705,560	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/01/15	46,349

		TOTAL SHORT-TERM INVESTMENTS (COST $1,023,697)	1,023,697

		TOTAL INVESTMENTS — 99.8% (Cost $206,549,707)	203,481,818
		Other Assets and Liabilities (net) — 0.2%	486,246

		TOTAL NET ASSETS — 100.0%	$203,968,064

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

REIT - Real Estate Investment Trust

*	Non-income producing security.

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.9%

	Australia — 7.3%
1,953,393	Asciano Group	12,046,556
4,071,494	Downer EDI Ltd	10,593,425
4,533,975	Incitec Pivot Ltd	12,349,177
378,241	Link Administration Holdings Ltd *	1,996,870
9,234,834	Nine Entertainment Co Holdings Ltd	11,065,464
5,821,855	Spotless Group Holdings Ltd	9,084,124
3,330,763	Tox Free Solutions Ltd	6,616,559
5,512,690	Vicinity Centres (REIT)	10,782,920

	Total Australia	74,535,095

	Belgium — 0.8%
347,885	Mobistar SA *	7,734,489

	Brazil — 0.3%
975,500	FPC Par Corretora de Seguros SA	2,688,141

	Canada — 3.8%
710,100	Canyon Services Group Inc	2,334,299
6,116,400	Capstone Mining Corp *	1,717,511
292,700	Dorel Industries Inc – Class B	6,741,886
378,100	Genworth MI Canada Inc	8,343,710
172,300	Karnalyte Resources Inc * (a)	99,345
429,900	Medical Facilities Corp	4,854,462
942,100	Precision Drilling Corp	4,056,367
923,800	Superior Plus Corp	7,159,632
1,271,800	Western Energy Services Corp	3,342,707

	Total Canada	38,649,919

	France — 13.9%
222,599	Accor SA	9,385,498
99,247	Alten SA	5,442,218
983,995	Altran Technologies SA	12,879,349
151,729	Arkema SA	10,920,015
88,334	Cie Generale des Etablissements Michelin – Class B	8,846,647
704,269	Coface SA	6,888,634
132,636	Euler Hermes Group	11,884,595
323,483	Nexity SA	13,804,971
157,271	SA des Ciments Vicat	9,628,411
241,105	SCOR SE	9,447,521
108,306	Sopra Group SA	12,353,546
1,768,260	Technicolor	13,255,763
203,330	Teleperformance	16,895,797

	Total France	141,632,965

	Germany — 4.7%
755,100	Grand City Properties SA	15,535,440
42,983	SAF-Holland SA	598,418
837,942	TAG Immobilien AG	9,908,338
2,591,378	Telefonica Deutschland Holding AG	14,548,526

Shares	Description	Value ($)
	Germany — continued
148,162	Wincor Nixdorf AG	7,484,558

	Total Germany	48,075,280

	Hong Kong — 0.7%
5,274,910	HKT Trust	6,613,249

	India — 1.1%
3,218,220	Dewan Housing Finance Corp Ltd	10,808,526

	Ireland — 0.5%
66,338	Kerry Group Plc – Class A	5,347,411

	Israel — 1.0%
5,629,533	Israel Discount Bank Ltd – Class A *	10,370,546

	Italy — 7.3%
1,768,142	Amplifon SPA	13,527,866
1,126,898	Autogrill SPA *	9,991,062
11,253,022	Banca Popolare di Milano Scarl	10,885,916
547,089	Banco Popolare Scarl *	7,879,957
1,015,722	Cerved Information Solutions SPA *	7,675,254
2,973,115	Mediaset SPA	13,064,776
590,260	Mediobanca SPA	5,646,445
2,485,267	Piaggio & C SPA	6,065,668

	Total Italy	74,736,944

	Japan — 21.4%
2,260,000	Akebono Brake Industry Co Ltd	5,763,188
1,115,300	Anritsu Corp	7,471,142
315,100	Aoyama Trading Co Ltd	11,701,183
1,509,000	Calsonic Kansei Corp	13,118,683
290,400	Century Tokyo Leasing Corp	9,997,129
419,900	COMSYS Holdings Corp	5,644,343
245,500	Fuji Seal International Inc	7,699,381
420,000	Fujitsu General Ltd	5,570,780
572,100	Fuji Oil Holdings Inc	8,551,426
1,381,000	GS Yuasa Corp	5,229,986
265,350	Izumi Co Ltd	10,402,525
1,298	Kenedix Office Investment Corp (REIT)	5,716,719
653,050	Komori Corp	8,300,627
1,401,300	Mitsubishi UFJ Lease & Finance Co Ltd	7,366,909
801,500	NHK Spring Co Ltd	8,239,706
422,000	Nippon Seiki Co Ltd	8,486,561
118,600	Nippon Shokubai Co Ltd	8,888,174
1,342,000	Nippon Soda Co Ltd	8,123,421
3,071,000	Nishi-Nippon City Bank Ltd (The)	8,132,141
6,570	Nomura Real Estate Master Fund Inc *	7,925,630
1,943,000	Sanden Holdings Corp	6,258,707
1,008,900	Sanwa Holdings Corp	8,452,513
662,700	Sumitomo Rubber Industries Ltd	8,956,552
2,253,600	Takara Leben Co Ltd	12,470,422
201,000	TS Tech Co Ltd	5,640,320

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
837,000	Tsubakimoto Chain Co	6,523,258
410,700	Yokohama Rubber Co Ltd (The)	7,067,179

	Total Japan	217,698,605

	Mexico — 1.3%
4,643,106	Mexico Real Estate Management SA de CV *	6,144,783
3,994,000	PLA Administradora Industrial S de RL de CV *	6,998,670

	Total Mexico	13,143,453

	Netherlands — 1.2%
367,653	Aalberts Industries NV	12,128,262

	New Zealand — 0.5%
3,009,275	Air New Zealand Ltd	5,384,974

	Portugal — 0.7%
674,230	Galp Energia SGPS SA	7,157,106

	South Korea — 0.9%
1,010,981	DGB Financial Group Inc	9,071,528

	Sweden — 1.0%
363,421	Svenska Cellulosa AB – Class B	10,459,048

	Switzerland — 5.8%
106,606	Baloise Holding AG	12,951,234
24,435	dorma & kaba Holding AG – Class B (Registered)	15,693,383
9,332	Forbo Holdings AG (Registered) *	10,317,074
24,207	Helvetia Patria Holding AG (Registered)	12,874,342
496,906	Logitech International	7,458,700

	Total Switzerland	59,294,733

	Taiwan — 1.1%
8,094,000	Chipbond Technology Corp	11,501,180

	United Kingdom — 20.6%
582,009	Amec Foster Wheeler Plc	3,813,029
278,568	Berkeley Group Holdings Plc (Unit Shares)	13,470,054
1,000,570	Essentra Plc	13,081,560
626,071	Euromoney Institutional Investor Plc	8,774,427
669,676	Great Portland Estates Plc (REIT)	8,836,661
1,800,353	Howden Joinery Group Plc	14,087,572
1,160,711	Inchcape Plc	13,739,691
1,671,139	Informa Plc	15,695,693
966,278	John Wood Group Plc	8,123,219
1,161,011	Jupiter Fund Management Plc	8,223,393
2,985,256	Melrose Industries Plc	13,037,351
818,031	Pace Plc	4,906,947
2,278,395	RPS Group Plc	8,011,659

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	300,999	Schroders Plc (Non Voting)	10,192,993
	1,930,633	Senior Plc	7,222,967
	442,448	Softcat Plc *	1,892,493
	1,255,557	SThree Plc	6,194,527
	1,936,501	Topps Tiles Plc	4,746,294
	363,532	Travis Perkins Plc	11,125,700
	2,738,897	Tyman Plc	11,041,949
	2,548,124	Wilmington Plc	10,283,438
	1,036,959	Worldpay Group Plc *	4,669,674
	727,450	Xaar Plc	4,921,608
	186,411	XP Power Ltd	4,042,736

		Total United Kingdom	210,135,635

		TOTAL COMMON STOCKS (COST $938,355,719)	977,167,089

		PREFERRED STOCKS — 0.9%

		Brazil — 0.9%
	1,867,300	Suzano Papel e Celulose SA	9,161,980

		TOTAL PREFERRED STOCKS (COST $7,563,905)	9,161,980

		INVESTMENT FUNDS — 0.7%

		Thailand — 0.7%
	25,890,800	Jasmine Broadband Internet Infrastructure Fund	7,152,435

		TOTAL INVESTMENT FUNDS (COST $7,997,942)	7,152,435

		MUTUAL FUNDS — 3.2%

		United States — 3.2%
		Affiliated Issuers
	1,290,830	GMO U.S. Treasury Fund	32,270,742

		TOTAL MUTUAL FUNDS (COST $32,273,247)	32,270,742

		SHORT-TERM INVESTMENTS — 1.4%

		Time Deposits — 1.4%
USD	3,785,568	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.06%, due 12/01/15	3,785,568
JPY	32,285,120	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 12/01/15	262,267
USD	5,205,060	BNP Paribas (Paris) Time Deposit, 0.06%, due 12/01/15	5,205,060
EUR	128,585	DnB Nor Bank (Oslo) Time Deposit, (0.22)%, due 12/01/15	135,856
GBP	36,418	DnB Nor Bank (Oslo) Time Deposit, 0.08%, due 12/01/15	54,849

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	5,014,427	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 12/01/15	5,014,427
CAD	138,374	Royal Bank of Canada (Toronto) Time Deposit, 0.05%, due 12/01/15	103,616

		Total Time Deposits	14,561,643

		TOTAL SHORT-TERM INVESTMENTS (COST $14,561,643)	14,561,643

		TOTAL INVESTMENTS — 102.1% (Cost $1,000,752,456)	1,040,313,889
		Other Assets and Liabilities (net) — (2.1%)	(20,956,667)

		TOTAL NET ASSETS — 100.0%	$1,019,357,222

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	The security is restricted as to resale.

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2015
Karnalyte Resources Inc	12/07/10	$1,471,626	0.01%	$99,345

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.0%

	Australia — 2.0%
103,498	Tox Free Solutions Ltd	205,599

	Canada — 3.3%
10,300	Manulife Financial Corp	169,526
5,900	Suncor Energy Inc	163,024

	Total Canada	332,550

	China — 1.9%
17,000	China Mobile Ltd	194,937

	France — 10.1%
65,896	Alcatel-Lucent *	259,309
21,546	Altran Technologies SA	282,012
33,511	Technicolor SA (Registered)	251,215
2,742	Teleperformance	227,848

	Total France	1,020,384

	India — 1.3%
15,800	ICICI Bank Ltd Sponsored ADR	131,298

	Israel — 2.3%
45,363	Bank Hapoalim BM	234,406

	Italy — 4.7%
12,556	Assicurazioni Generali SPA	238,509
181,614	Telecom Italia SPA *	234,594

	Total Italy	473,103

	Japan — 7.9%
55,000	Aozora Bank Ltd	193,985
35,700	Mitsubishi UFJ Financial Group Inc	229,379
5,300	Nippon Telegraph & Telephone Corp	196,730
37,900	Resona Holdings Inc	184,986

	Total Japan	805,080

	Mexico — 1.2%
70,300	PLA Administradora Industrial S de RL de CV *	123,186

	South Korea — 2.1%
193	Samsung Electronics Co Ltd	213,640

	Taiwan — 2.0%
48,000	Taiwan Semiconductor Manufacturing Co Ltd	205,397

	United Kingdom — 9.4%
3,568	AstraZeneca Plc	242,102
19,299	Essentra Plc	252,317
49,321	Melrose Industries Plc	215,397
101,355	Topps Tiles Plc	248,417

	Total United Kingdom	958,233

Shares / Per Value		Description	Value ($)
		United States — 50.8%
	993	Allergan Plc *	311,693
	1,811	Anthem, Inc.	236,118
	20,392	Ardmore Shipping Corp	255,308
	3,293	Capital One Financial Corp.	258,533
	37,168	Capital Product Partners LP	234,158
	4,779	Citigroup, Inc.	258,496
	5,224	Delta Air Lines, Inc.	242,707
	10,200	eBay, Inc. *	301,818
	10,858	EMC Corp.	275,142
	11,684	KapStone Paper and Packaging Corp.	283,571
	3,389	Lam Research Corp.	265,020
	2,533	LyondellBasell Industries NV – Class A	242,712
	3,434	Mallinckrodt Plc *	233,203
	5,898	Michael Kors Holdings Ltd *	253,732
	6,113	National Oilwell Varco, Inc.	228,259
	6,588	Pfizer, Inc.	215,889
	3,347	Schlumberger Ltd.	258,221
	19,800	Tronox Ltd – Class A	115,236
	4,127	United Continental Holdings, Inc. *	229,998
	5,929	Voya Financial, Inc.	241,310
	3,632	Western Digital Corp.	226,673

		Total United States	5,167,797

		TOTAL COMMON STOCKS (COST $10,520,826)	10,065,610

		MUTUAL FUNDS — 1.1%

		United States — 1.1%
		Affiliated Issuers
	4,699	GMO U.S. Treasury Fund	117,477

		TOTAL MUTUAL FUNDS (COST $117,477)	117,477

		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposit — 0.5%
USD	48,810	Standard Chartered Bank Ltd (Hong Kong) Time Deposit, 0.06%, due 12/01/15	48,810

		TOTAL SHORT-TERM INVESTMENTS (COST $48,810)	48,810

		TOTAL INVESTMENTS — 100.6% (Cost $10,687,113)	10,231,897
		Other Assets and Liabilities (net) — (0.6%)	(64,201)

		TOTAL NET ASSETS — 100.0%	$10,167,696

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

*	Non-income producing security.

Currency Abbreviations:

USD - United States Dollar

As of November 30, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Foreign Fund	208,101,346	9,993,456	(14,612,984)	(4,619,528)
Foreign Small Companies Fund	1,007,530,564	128,903,783	(96,120,458)	32,783,325
Global Focused Equity Fund	10,887,552	637,479	(1,293,134)	(655,655)

Investments in affiliated issuers

The Funds may make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended November 30, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Foreign Fund
GMO U.S. Treasury Fund	$10,161,974	$109,158,885	$114,650,000	$4,541	$333	$4,671,658

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$54,564,885	$151,973,358	$174,267,000	$26,142	$1,216	$32,270,742

Global Focused Equity Fund
GMO U.S. Treasury Fund	$492,358	$629,115	$1,004,000	$115	$1	$117,477

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through November 30, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2015, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of November 30, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or short position.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of November 30, 2015 is as follows:

Securities

Fund Name	Fair valued using inputs obtained from an independent pricing service (Net)
Foreign Fund	95%
Foreign Small Companies Fund	92%
Global Focused Equity Fund	42%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At November 30, 2015, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Foreign Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$8,105,409	$—	$8,105,409
Belgium	—	3,679,318	—	3,679,318
China	—	1,939,528	—	1,939,528
Finland	—	1,777,213	—	1,777,213
France	—	26,714,978	—	26,714,978
Germany	—	10,446,872	—	10,446,872
Hong Kong	—	3,032,121	—	3,032,121
India	1,404,008	—	—	1,404,008
Israel	—	1,945,776	—	1,945,776
Italy	—	12,357,714	—	12,357,714
Japan	—	37,507,121	—	37,507,121
Mexico	1,840,378	—	—	1,840,378
Netherlands	—	2,524,776	—	2,524,776
Portugal	—	2,073,504	—	2,073,504
South Korea	—	2,167,394	—	2,167,394
Spain	—	4,426,734	—	4,426,734
Sweden	—	5,057,978	—	5,057,978
Switzerland	—	16,526,466	—	16,526,466
Taiwan	—	2,504,899	—	2,504,899
United Kingdom	—	51,754,276	—	51,754,276

TOTAL COMMON STOCKS	3,244,386	194,542,077	—	197,786,463

Mutual Funds
United States	4,671,658	—	—	4,671,658

TOTAL MUTUAL FUNDS	4,671,658	—	—	4,671,658

Short-Term Investments	1,023,697	—	—	1,023,697

Total Investments	8,939,741	194,542,077	—	203,481,818

Total	$8,939,741	$194,542,077	$—	$203,481,818

Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$74,535,095	$—	$74,535,095
Belgium	—	7,734,489	—	7,734,489
Brazil	—	2,688,141	—	2,688,141
Canada	38,649,919	—	—	38,649,919
France	—	141,632,965	—	141,632,965
Germany	—	48,075,280	—	48,075,280
Hong Kong	—	6,613,249	—	6,613,249
India	—	10,808,526	—	10,808,526
Ireland	—	5,347,411	—	5,347,411
Israel	—	10,370,546	—	10,370,546
Italy	—	74,736,944	—	74,736,944
Japan	—	217,698,605	—	217,698,605
Mexico	13,143,453	—	—	13,143,453
Netherlands	—	12,128,262	—	12,128,262
New Zealand	—	5,384,974	—	5,384,974
Portugal	—	7,157,106	—	7,157,106
South Korea	—	9,071,528	—	9,071,528
Sweden	—	10,459,048	—	10,459,048
Switzerland	—	59,294,733	—	59,294,733
Taiwan	—	11,501,180	—	11,501,180
United Kingdom	—	210,135,635	—	210,135,635

TOTAL COMMON STOCKS	51,793,372	925,373,717	—	977,167,089

Preferred Stocks
Brazil	—	9,161,980	—	9,161,980

TOTAL PREFERRED STOCKS	—	9,161,980	—	9,161,980

Description	Level 1	Level 2	Level 3	Total
Foreign Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
Thailand	$—	$7,152,435	$—	$7,152,435

TOTAL INVESTMENT FUNDS	—	7,152,435	—	7,152,435

Mutual Funds
United States	32,270,742	—	—	32,270,742

TOTAL MUTUAL FUNDS	32,270,742	—	—	32,270,742

Short-Term Investments	14,561,643	—	—	14,561,643

Total Investments	98,625,757	941,688,132	—	1,040,313,889

Total	$98,625,757	$941,688,132	$—	$1,040,313,889

Global Focused Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$205,599	$—	$205,599
Canada	332,550	—	—	332,550
China	—	194,937	—	194,937
France	—	1,020,384	—	1,020,384
India	131,298	—	—	131,298
Israel	—	234,406	—	234,406
Italy	—	473,103	—	473,103
Japan	—	805,080	—	805,080
Mexico	123,186	—	—	123,186
South Korea	—	213,640	—	213,640
Taiwan	—	205,397	—	205,397
United Kingdom	—	958,233	—	958,233
United States	5,167,797	—	—	5,167,797

TOTAL COMMON STOCKS	5,754,831	4,310,779	—	10,065,610

Mutual Funds
United States	117,477	—	—	117,477

TOTAL MUTUAL FUNDS	117,477	—	—	117,477

Short-Term Investments	48,810	—	—	48,810

Total Investments	5,921,118	4,310,779	—	10,231,897

Total	$5,921,118	$4,310,779	$—	$10,231,897

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended November 30, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of November 30, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2015
Foreign Fund
Common Stocks
Hong Kong	$—	$554,341	$(1,019,339)	$—	$464,998	$—	$—	$—	$—	$—

Total	$—	$554,341	$(1,019,339)	$—	$464,998	$—	$—	$—	$—	$—

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Market Risk – Equities	X	X	X
Illiquidity Risk	X	X	X
Smaller Company Risk	X	X	X
Derivatives and Short Sales Risk	X	X	X
Non-U.S. Investment Risk	X	X	X
Currency Risk	X	X	X
Focused Investment Risk	X	X	X
Leveraging Risk	X	X	X
Counterparty Risk	X	X	X
Market Disruption and Geopolitical Risk	X	X	X
Large Shareholder Risk	X	X	X
Management and Operational Risk	X	X	X
Non-Diversified Funds	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gain, which, when distributed, is taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Company Investment Act of 1940, as amended (the “1940 Act”). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Foreign Fund
•	Global Focused Equity Fund

Temporary Defensive Positions.

Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political, or other conditions.

Foreign Fund and Foreign Small Companies Fund normally do not take temporary defensive positions. Global Focused Equity Fund may hold up to 20% of its assets in cash or cash equivalents if deemed prudent by GMO. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Forward currency contracts
Adjust exposure to foreign currencies	X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The average derivative activity of notional amounts (forward currency contracts) and market values (rights and/or warrants) outstanding based on absolute values, at each month-end, was as follows for the period ended November 30, 2015:

Fund Name	Forward Currency Contracts ($)	Rights and/or Warrants ($)
Foreign Fund	19,507,247	305,231
Foreign Small Companies Fund	77,593,141	43,530
Global Focused Equity Fund	—	803

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 92.3%

	Australia — 1.2%
27,784	AMP Ltd	116,430
590	ASX Ltd	17,625
27,571	Australia & New Zealand Banking Group Ltd	541,071
1,672	Bendigo & Adelaide Bank Ltd	13,474
4,214	Challenger Ltd	25,644
884	CIMIC Group Ltd	15,974
4,052	Commonwealth Bank of Australia	232,121
11,824	Dexus Property Group (REIT)	65,545
836	Flight Centre Travel Group Ltd	21,722
16,446	Goodman Group (REIT)	72,447
43,395	GPT Group (The) (REIT)	144,659
33,098	Insurance Australia Group Ltd	132,222
3,189	Investa Office Fund (REIT)	8,879
2,228	IOOF Holdings Ltd	15,202
6,511	Lend Lease Group	59,752
4,263	Macquarie Group Ltd	250,229
792	Magellan Financial Group Ltd	14,787
71,866	Mirvac Group (REIT)	96,578
18,741	National Australia Bank Ltd	397,417
625	Perpetual Ltd	20,713
1,996	Platinum Asset Management Ltd	11,624
80,020	Scentre Group (REIT)	230,656
2,950	Sonic Healthcare Ltd	43,253
6,344	Star Entertainment Grp Ltd (The)	22,059
35,597	Stockland (REIT)	102,713
12,819	Suncorp Group Ltd	123,796
7,401	Tabcorp Holdings Ltd	24,422
5,859	Tatts Group Ltd	17,592
103,439	Telstra Corp Ltd	399,947
50,106	Vicinity Centres (REIT)	98,008
27,245	Westfield Corp (REIT)	188,337
27,419	Westpac Banking Corp	635,927
26,363	Woodside Petroleum Ltd	573,203
3,655	WorleyParsons Ltd	15,309

	Total Australia	4,749,337

	Austria — 0.1%
10,137	OMV AG	288,842
6,701	Voestalpine AG	217,919

	Total Austria	506,761

	Belgium — 0.3%
2,969	Ageas	129,898
414	bpost SA	10,051
9,989	Delhaize Group.	1,000,117
5,136	Proximus	169,467

	Total Belgium	1,309,533

	Brazil — 0.0%
34,500	Banco do Brasil SA	144,822

Shares	Description	Value ($)
	Brazil — continued
4,600	EDP-Energias do Brasil SA	14,091

	Total Brazil	158,913

	Canada — 2.9%
4,300	Bank of Montreal	248,286
6,400	Bank of Nova Scotia (The)	291,809
9,900	BCE Inc	426,113
11,900	Blackberry Ltd *	94,633
2,600	Canadian Imperial Bank of Commerce	195,236
700	Canadian Tire Corp Ltd – Class A	65,584
2,500	Celestica Inc *	28,193
15,700	Cenovus Energy Inc	232,305
2,400	CI Financial Corp	57,041
200	Fairfax Financial Holdings Ltd	96,023
2,500	Great-West Lifeco Inc	67,936
400	IGM Financial Inc	11,403
300	Industrial Alliance Insurance & Financial Services Inc	10,176
400	Intact Financial Corp	26,664
400	Linamar Corp	22,572
9,400	Magna International Inc	427,538
22,000	Manulife Financial Corp	362,095
800	Metro Inc	23,039
2,300	National Bank of Canada	75,384
6,100	Power Corp of Canada	143,108
900	Power Financial Corp	22,853
700	RioCan Real Estate Investment Trust	13,392
8,100	Royal Bank of Canada	461,453
500	Smart Real Estate Investment Trust	11,981
10,200	Sun Life Financial Inc	336,372
73,900	Suncor Energy Inc	2,041,941
9,300	Toronto-Dominion Bank (The)	379,814
700	Transcontinental Inc – Class A	11,338
56,448	Valeant Pharmaceuticals International Inc *	5,078,062

	Total Canada	11,262,344

	China — 6.1%
46,891	Baidu Inc Sponsored ADR *	10,220,831
307,000	Bank of China Ltd – Class H	137,429
23,000	Belle International Holdings Ltd	20,309
352,000	China Communications Construction Co Ltd – Class H	404,893
220,000	China Communications Services Corp Ltd – Class H	85,304
19,000	China Machinery Engineering Corp – Class H	14,560
45,350	China Mobile Ltd	520,022
232,000	China National Building Material Co Ltd – Class H	124,536
46,000	China Petroleum & Chemical Corp – Class H	28,144

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	China — continued
100,000	China Railway Construction Corp Ltd – Class H	132,779
99,000	China Railway Group – Class H	82,971
230,500	China Shenhua Energy Co Ltd – Class H	360,782
317,060	China Telecom Corp Ltd – Class H	155,243
30,000	China Travel International Investment Hong Kong Ltd	12,375
210,000	CNOOC Ltd	232,028
40,000	Datang International Power Generation Co Ltd – Class H	13,025
50,000	Dongfeng Motor Group Co Ltd – Class H	68,299
54,000	Guangdong Investment Ltd	73,277
40,000	Huabao International Holdings Ltd *	12,680
67,000	Industrial and Commercial Bank of China – Class H	40,763
358,726	JD.com Inc ADR *	11,005,714
10,000	Jiangsu Expressway Co Ltd – Class H	13,174
49,000	Poly Property Group Co Ltd	15,338
32,719	Skyworth Digital Holdings Ltd	21,387
58,000	Yuexiu Property Co Ltd	9,598

	Total China	23,805,461

	Czech Republic — 0.0%
9,071	CEZ AS	164,745

	Denmark — 0.3%
441	AP Moeller – Maersk A/S – Class B	671,262
81	AP Moeller – Maersk A/S – Class A	121,223
3,739	Carlsberg A/S	317,073
29,191	TDC A/S	153,065

	Total Denmark	1,262,623

	Finland — 0.3%
20,360	Fortum Oyj	296,916
3,664	Sampo Oyj – A Shares	181,495
27,150	UPM – Kymmene Oyj	517,407

	Total Finland	995,818

	France — 6.2%
56,013	AXA SA	1,513,514
19,972	BNP Paribas SA	1,182,439
6,045	Bouygues SA	227,215
20,347	Carrefour SA	627,101
2,250	Christian Dior SE	411,223
13,593	Cie Generale des Etablissements Michelin	1,361,338
18,791	CNP Assurances	261,556
4,173	Danone SA	291,811
33,003	Engie	574,590
192	Hermes International	67,563

Shares	Description	Value ($)
	France — continued
3,916	LVMH Moet Hennessy Louis Vuitton SE	655,979
44,725	Orange SA	772,162
2,804	Pernod-Ricard SA	318,645
10,593	Peugeot SA *	188,962
22,670	Renault SA	2,283,587
17,510	Rexel SA	239,618
39,772	Sanofi	3,534,709
13,208	Schneider Electric SE	834,416
2,308	SCOR SE	90,437
13,475	Societe Generale SA	642,377
10,859	Suez Environnement Co	205,719
115,161	Total SA	5,702,591
12,719	Veolia Environnement SA	304,630
81,235	Vivendi SA	1,706,389

	Total France	23,998,571

	Germany — 5.8%
11,713	Allianz SE (Registered)	2,069,578
55,532	BASF SE	4,583,365
17,378	Bayerische Motoren Werke AG	1,892,571
38,633	Daimler AG	3,448,527
20,362	Deutsche Lufthansa AG (Registered) *	291,448
153,097	Deutsche Telekom AG	2,821,699
5,863	Fresenius SE & Co KGaA	429,733
3,125	Fresenius Medical Care AG & Co	257,734
6,205	Hannover Rueck SE	725,142
3,075	HeidelbergCement AG	244,422
14,172	K+S AG (Registered)	402,432
256	LEG Immobilien AG *	20,247
9,807	Metro AG	326,256
5,789	Muenchener Rueckversicherungs AG (Registered)	1,164,072
8,795	ProSiebenSat.1 Media SE	460,899
30,077	Siemens AG (Registered)	3,124,386
2,325	Volkswagen AG	346,117

	Total Germany	22,608,628

	Hong Kong — 0.6%
5,200	Bank of East Asia Ltd (The)	18,866
135,500	BOC Hong Kong Holdings Ltd	418,810
10,000	Hang Lung Properties Ltd	23,618
10,400	Hang Seng Bank Ltd	188,453
21,000	Henderson Land Development Co Ltd	129,523
13,700	Hongkong Land Holdings Ltd	95,686
14,000	Kerry Properties Ltd.	39,678
19,500	Link REIT	119,084
3,000	Luk Fook Holdings International Ltd.	6,841
80,000	New World Development Co Ltd	80,047
4,000	Pacific Textiles Holdings Ltd.	6,260

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
23,000	PCCW Ltd	13,619
6,000	Power Assets Holdings Ltd	53,423
29,000	SJM Holdings Ltd	21,294
28,000	Sun Hung Kai Properties Ltd	346,986
25,500	Swire Pacific Ltd – Class A	280,456
21,000	Techtronic Industries Co Ltd	85,577
17,000	Value Partners Group Ltd.	20,037
28,000	Wharf Holdings Ltd (The)	159,436
5,000	Wheelock & Co Ltd	21,626
60,000	Xinyi Glass Holdings Ltd	32,025
3,500	Yue Yuen Industrial Holdings	12,581

	Total Hong Kong	2,173,926

	Hungary — 0.0%
21,718	Magyar Telekom Telecommunications Plc *	29,659

	India — 0.0%
12,375	Indiabulls Housing Finance Ltd	128,689

	Indonesia — 0.0%
251,600	Astra International Tbk PT	107,479
224,300	Telekomunikasi Indonesia Persero Tbk PT	47,581
300	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	12,753

	Total Indonesia	167,813

	Ireland — 0.1%
16,186	CRH Plc	475,325

	Israel — 0.0%
4,457	Bank Hapoalim BM	23,031
6,362	Bank Leumi Le-Israel BM *	22,978
8,487	Bezeq The Israeli Telecommunication Corp Ltd	18,246

	Total Israel	64,255

	Italy — 1.3%
313,269	Enel SPA	1,379,796
100,559	ENI SPA	1,635,436
2,012	EXOR SPA	90,130
35,854	Fiat Chrysler Automobiles NV *	511,849
8,975	Finmeccanica SPA *	129,826
6,736	Mediolanum SPA	55,413
45,481	Snam Rete Gas SPA	230,871
611,587	Telecom Italia SPA *	789,998
315,792	Telecom Italia SPA-Di RISP	363,310

	Total Italy	5,186,629

	Japan — 10.2%
500	ABC-Mart Inc	27,197
300	Adastria Co Ltd	17,663

Shares	Description	Value ($)
	Japan — continued
30,100	Aeon Co Ltd	467,174
900	Ain Holdings Inc	42,340
3,700	Aisin Seiki Co Ltd	148,238
1,100	Aoyama Trading Co Ltd	40,848
16,000	Aozora Bank Ltd	56,432
26,000	Asahi Kasei Corp	177,757
4,800	Asatsu-DK Inc	115,912
1,100	Asics Corp	25,211
1,000	Bank of Kyoto Ltd (The)	9,325
13,000	Bank of Yokohama Ltd (The)	76,510
600	Benesse Holdings Inc	15,220
18,800	Bridgestone Corp	669,637
8,000	Calsonic Kansei Corp	69,549
37,000	Canon Inc	1,118,103
5,100	Central Japan Railway Co	911,362
14,000	Chiba Bank Ltd (The)	96,517
1,200	Credit Saison Co Ltd	22,640
2,300	Daicel Corp	33,647
2,700	Daihatsu Motor Co Ltd	35,033
6,000	Daikyo Inc	9,845
1,000	Daito Trust Construction Co Ltd	103,912
9,400	Daiwa House Industry Co Ltd	262,141
12,000	Daiwa Securities Group Inc	77,627
6,000	Denka Co Ltd	26,499
1,400	Denso Corp	66,791
1,200	Dentsu Inc	67,371
22,000	DIC Corp	63,407
10,200	Fuji Heavy Industries Ltd	422,052
19,700	FujiFilm Holdings Corp	796,774
1,000	Fujitsu General Ltd	13,264
4,000	Fukuoka Financial Group Inc	19,401
900	H2O Retailing Corp	18,837
4,900	Haseko Corp	54,797
600	Heiwa Corp	11,245
700	HIS Co Ltd	22,731
400	Hitachi Capital Corp	11,196
7,000	Hokuhoku Financial Group Inc	14,839
55,200	Honda Motor Co Ltd	1,802,065
700	Horiba Ltd	26,090
1,400	Idemitsu Kosan Co Ltd	23,182
30,900	Inpex Corp	306,694
5,700	Isuzu Motors Ltd	64,106
135,800	Itochu Corp	1,654,288
300	Izumi Co Ltd	11,761
500	Jafco Co Ltd	19,863
20,700	JFE Holdings Inc	326,289
2,000	Joyo Bank Ltd (The)	9,279
700	K’s Holdings Corp	25,540
49,000	Kawasaki Kisen Kaisha Ltd	100,620
64,800	KDDI Corp	1,607,337
900	Koito Manufacturing Co Ltd	36,516
600	Komatsu Ltd	9,938

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
127,400	Marubeni Corp	705,018
2,700	Marui Group Co Ltd	40,114
74,300	Mitsubishi Chemical Holdings Corp	486,562
92,700	Mitsubishi Corp	1,559,475
355,100	Mitsubishi UFJ Financial Group Inc	2,281,579
13,000	Mitsubishi Electric Corp	143,868
7,600	Mitsubishi Motors Corp	67,666
11,000	Mitsubishi UFJ Lease & Finance Co Ltd	57,829
104,200	Mitsui & Co Ltd	1,277,539
64,000	Mitsui OSK Lines Ltd	166,893
280,500	Mizuho Financial Group Inc	566,404
1,900	MS&AD Insurance Group Holdings Inc	53,603
2,300	Namco Bandai Holdings Inc	51,271
400	NGK Spark Plug Co Ltd	10,898
300	Nifco Inc	12,768
3,000	Nippon Paper Industries Co Ltd	48,268
67,100	Nippon Telegraph & Telephone Corp	2,490,673
900	Nippon Television Holdings Inc	16,588
141,000	Nippon Yusen Kabushiki Kaisha	366,890
13,000	Nishi-Nippon City Bank Ltd (The)	34,425
418,605	Nissan Motor Co Ltd	4,471,142
600	Nitori Holdings Co Ltd	49,446
2,900	NOK Corp	78,195
1,100	Nomura Real Estate Holdings Inc	21,541
37,300	Nomura Holdings Inc	220,479
85,400	NTT Docomo, Inc.	1,615,151
13,100	Orient Corp *	25,325
23,400	ORIX Corp	337,839
9,000	Osaka Gas Co Ltd	33,412
11,000	Otsuka Holdings Co Ltd	364,546
29,900	Resona Holdings Inc	145,939
400	Resorttrust Inc	10,668
31,800	Ricoh Co Ltd	326,202
700	Ryohin Keikaku Co Ltd	151,070
2,900	SBI Holdings Inc	32,848
2,000	Seiko Holdings Corp	13,269
9,400	Sekisui Chemical Co Ltd	112,127
25,200	Sekisui House Ltd	426,386
200	Shimamura Co Ltd	24,403
31,000	Shinsei Bank Ltd	58,911
2,000	Shizuoka Bank Ltd (The)	19,543
167,400	Sojitz Corp	367,413
2,300	Sompo Japan Nipponkoa Holdings Inc	70,936
24,200	Sony Corp	627,023
2,500	Sony Financial Holdings Inc	46,069
85,500	Sumitomo Corp	907,241
4,800	Sumitomo Electric Industries Ltd	68,302
25,000	Sumitomo Metal Mining Co Ltd	281,926
40,100	Sumitomo Mitsui Financial Group Inc	1,530,575
56,000	Sumitomo Mitsui Trust Holdings Inc	213,759
7,900	Sumitomo Rubber Industries Ltd	106,770

Shares	Description	Value ($)
	Japan — continued
600	Sundrug Co Ltd	38,703
600	Suruga Bank Ltd	12,140
2,800	Suzuki Motor Corp	86,094
8,600	T&D Holdings Inc	120,573
3,000	Takashimaya Co Ltd	27,364
18,900	Takeda Pharmaceutical Co., Ltd	919,670
800	Toho Holdings Co Ltd	19,858
800	Tokai Rika Co Ltd	18,480
7,100	Tokio Marine Holdings Inc	261,878
20,500	Tokyo Electric Power Co Inc *	125,587
10,000	Tokyo Gas Co Ltd	47,786
27,000	Tosoh Corp	151,410
1,100	Toyo Tire & Rubber Co Ltd	23,808
700	Toyota Boshoku Corp	15,055
900	Toyota Industries Corp	47,728
26,300	Toyota Motor Corp	1,636,810
20,300	Toyota Tsusho Corp	476,037
300	TS Tech Co Ltd	8,418
700	USS Co Ltd	11,144
44,900	Yamada Denki Co Ltd	202,443
2,000	Yamaguchi Financial Group Inc	23,197
1,100	Yamaha Corp	27,664
3,100	Yamaha Motor Co Ltd	75,681
3,700	Yokohama Rubber Co Ltd (The)	63,668

	Total Japan	39,900,595

	Mexico — 0.0%
8,200	OHL Mexico SAB de CV *	9,828

	Netherlands — 0.9%
70,610	Aegon NV	430,651
4,443	Heineken NV	393,921
72,350	Koninklijke Ahold NV	1,574,669
3,997	TomTom NV *	49,815
23,207	Unilever NV CVA	1,019,205
5,439	Wolters Kluwer NV	187,792

	Total Netherlands	3,656,053

	Norway — 0.6%
11,344	DNB ASA	149,106
59,794	Statoil ASA	920,486
10,838	Storebrand ASA *	39,929
30,778	Telenor ASA	535,012
15,162	Yara International ASA	701,167

	Total Norway	2,345,700

	Poland — 0.1%
1,622	Asseco Poland SA	23,009
6,939	KGHM Polska Miedz SA	124,033
9,660	PGE SA	31,659

	Total Poland	178,701

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Portugal — 0.1%
94,527	EDP-Energias de Portugal SA	314,926

	Russia — 0.4%
175,549	Gazprom PAO Sponsored ADR	724,039
20,785	Lukoil PJSC Sponsored ADR	799,624
9,541	Rosneft OJSC GDR (Registered)	38,286
120,679	Surgutneftegas OJSC – Class S *	61,110
2,360	Tatneft PAO Sponsored ADR	69,407

	Total Russia	1,692,466

	Singapore — 0.1%
8,400	Ascendas Real Estate Investment Trust	14,219
17,400	CapitaLand Commercial Trust Ltd (REIT)	16,134
13,800	CapitaLand Ltd	29,517
18,900	CapitaLand Mall Trust (REIT)	25,474
23,700	DBS Group Holdings Ltd	276,861
5,600	Oversea-Chinese Banking Corp Ltd	34,383
18,700	Yangzijiang Shipbuilding Holdings Ltd	14,568

	Total Singapore	411,156

	South Africa — 0.1%
44,814	African Bank Investments Ltd * (a)	3
3,119	AVI Ltd	17,746
1,861	Barloworld Ltd	9,817
2,638	Clicks Group Ltd	17,699
8,389	FirstRand Ltd	27,265
2,736	Hyprop Investments Ltd (REIT)	22,763
800	Imperial Holdings Ltd	8,391
2,396	Kumba Iron Ore Ltd	7,452
935	Liberty Holdings Ltd	8,381
11,178	MMI Holdings Ltd	18,274
29,464	Redefine Properties Ltd (REIT)	21,483
7,719	Telkom South Africa Ltd	32,965

	Total South Africa	192,239

	South Korea — 0.6%
3,280	Hankook Tire WorldwideCo Ltd	51,792
2,162	Hanwha Corp	67,808
2,235	Hyundai Mobis Co Ltd	480,975
1,761	Hyundai Motor Co	223,935
8,720	Industrial Bank of Korea	100,017
11,444	Kia Motors Corp	518,287
1,284	Korean Reinsurance Co	14,403
513	Samsung Electronics Co Ltd	567,862
1,197	SK Innovation Co Ltd *	131,598
419	SK Telecom Co Ltd	84,516

	Total South Korea	2,241,193

	Spain — 1.7%
5,693	ACS Actividades de Construcciony Servicios SA	185,366

Shares	Description	Value ($)
	Spain — continued
11,674	Enagas SA	347,561
14,133	Ferrovial SA	334,410
247	Ferrovial SA *	5,851
9,738	Gas Natural SDG SA	210,441
252,309	Iberdrola SA	1,765,524
103,404	Mapfre SA	283,348
2,575	Red Electrica Corp SA	220,686
61,803	Repsol SA	803,807
213,004	Telefonica SA	2,621,570

	Total Spain	6,778,564

	Sweden — 0.8%
48,472	Sandvik AB	501,327
13,984	Skanska AB – B Shares	277,904
12,943	SKF AB – B Shares	225,359
149,101	Telefonaktiebolaget LM Ericsson – B Shares	1,447,312
51,169	Volvo AB – B Shares	528,214

	Total Sweden	2,980,116

	Switzerland — 1.6%
587	Baloise Holding AG (Registered)	71,313
25	Helvetia Holding AG (Registered)	13,296
10,596	LafargeHolcim Ltd (Registered)	566,017
37,536	Nestle SA (Registered)	2,782,141
2,228	Roche Holding AG	596,795
517	Swiss Life Holding AG (Registered) *	130,422
5,540	Swiss Re AG	527,922
681	Swisscom AG (Registered)	335,352
3,994	Zurich Insurance Group AG *	1,051,199

	Total Switzerland	6,074,457

	Taiwan — 0.4%
10,000	Asustek Computer Inc	82,786
99,043	E.Sun Financial Holding Co Ltd	59,593
25,494	Foxconn Technology Co Ltd	56,976
125,000	Fubon Financial Holding Co Ltd	198,737
35,100	Highwealth Construction Corp	42,973
117,600	Hon Hai Precision Industry Co Ltd	302,695
4,202	Hon Hai Precision Industry Co Ltd GDR (Registered)	22,777
282,000	Innolux Corp	86,433
8,641	Lite-On Technology Corp GDR (a)	88,251
63,000	Pegatron Corp	165,863
21,000	Pou Chen Corp	27,965
48,568	Powertech Technology Inc GDR	209,745
21,000	Radiant Opto-Electronics Corp	54,813
144,082	Shin Kong Financial Holding Co Ltd	31,566
11,000	Simplo Technology Co Ltd	37,695
70,000	Taishin Financial Holding Co Ltd	24,860
104,000	United Microelectronics Corp	37,642

	Total Taiwan	1,531,370

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Thailand — 0.1%
3,100	Electricity Generating Pcl NVDR	13,356
388,400	Krung Thai Bank Pcl NVDR	184,114
30,400	Ratchaburi Electricity Generating Holding Pcl NVDR	44,082

	Total Thailand	241,552

	Turkey — 0.1%
13,365	Turk Telekomunikasyon AS	27,489
2,817	Turkcell Iletisim Hizmetleri AS	10,705
117,433	Turkiye Is Bankasi – Class C	189,769
92,439	Turkiye Vakiflar Bankasi TAO – Class D	125,676

	Total Turkey	353,639

	United Kingdom — 9.1%
96,410	AstraZeneca Plc	6,541,763
51,856	Aviva Plc	399,480
89,887	BAE Systems Plc	699,128
498,090	BP Plc	2,878,681
45,442	British American Tobacco Plc	2,644,497
149,433	BT Group Plc	1,115,078
354,328	Centrica Plc	1,162,547
28,602	Compass Group Plc	497,309
21,346	Diageo Plc	612,230
13,266	Direct Line Insurance Group Plc	82,268
216,926	GlaxoSmithKline Plc	4,408,612
24,257	Home Retail Group Plc	37,546
6,530	Inchcape Plc	77,298
57,185	J Sainsbury Plc	218,510
82,234	Kingfisher Plc	437,264
41,929	Legal & General Group Plc	171,371
971	LG Group Holdings Plc	11,320
81,409	Marks & Spencer Group Plc	615,583
17,952	National Grid Plc	250,196
26,064	Pearson Plc	324,429
2,590	Persimmon Plc *	74,657
20,179	Reckitt Benckiser Group Plc	1,892,100
83,377	Royal Dutch Shell Plc A Shares (London)	2,069,041
57,852	Royal Dutch Shell Plc B Shares (London)	1,439,206
21,603	Scottish & Southern Energy Plc	465,977
408,189	Tesco Plc *	1,027,209
628	Unilever Plc	26,806
1,250,739	Vodafone Group Plc	4,209,167
872	WH Smith Plc	22,776
107,820	William Morrison Supermarket Plc	247,073
28,099	WPP Plc	649,388

	Total United Kingdom	35,308,510

	United States — 40.2%
14,600	3M Co.	2,286,068
7,400	Abbott Laboratories	332,408

Shares	Description	Value ($)
	United States — continued
6,511	Accenture Plc – Class A	698,109
6,500	ACE Ltd	746,525
4,200	Aetna, Inc.	431,550
5,300	Aflac, Inc.	345,772
500	Alaska Air Group, Inc.	39,865
7,000	Allstate Corp. (The)	439,320
1,100	Alphabet, Inc. – Class A *	839,135
10,012	Alphabet, Inc. – Class C *	7,434,911
23,097	Amazon.com, Inc. *	15,354,886
900	American Equity Investment Life Holding Co.	24,129
1,200	American Financial Group, Inc.	88,800
2,000	American International Group, Inc.	127,160
2,800	AMETEK, Inc.	158,088
4,500	Amgen, Inc.	724,950
1,400	Amphenol Corp. – Class A	77,070
4,200	Analog Devices, Inc.	258,846
7,500	Anthem, Inc.	977,850
1,600	Apollo Education Group, Inc. *	11,296
42,400	Apple, Inc.	5,015,920
2,500	Arrow Electronics, Inc. *	141,400
700	Aspen Insurance Holdings Ltd.	35,364
1,100	Assurant, Inc.	94,072
3,600	Assured Guaranty Ltd.	95,184
1,400	AutoNation, Inc. *	89,488
700	Avista Corp.	24,227
600	Axis Capital Holdings Ltd.	33,600
800	Becton Dickinson and Co.	120,200
9,902	Bed Bath & Beyond, Inc. *	539,857
2,600	BGC Partners, Inc. – Class A	23,621
5,700	CA, Inc.	160,227
10,300	Capital One Financial Corp.	808,653
32,600	Charles Schwab Corp. (The)	1,098,946
72,000	Charter Communications, Inc. – Class A *	13,489,920
600	Chemical Financial Corp.	22,110
5,100	Chevron Corp.	465,732
3,100	Church & Dwight Co., Inc.	265,887
168,800	Cisco Systems, Inc.	4,599,800
40,000	Citigroup, Inc.	2,163,600
1,300	Citrix Systems, Inc. *	99,671
1,200	CNO Financial Group, Inc.	24,276
13,000	Coach, Inc.	413,010
29,300	Coca-Cola Co. (The)	1,248,766
1,900	Cognizant Technology Solutions Corp. – Class A *	122,702
2,624	Colgate-Palmolive Co.	172,344
16,300	Comcast Corp. – Class A	992,018
9,100	ConocoPhillips	491,855
900	Cooper Tire & Rubber Co.	37,791
2,800	Costco Wholesale Corp.	451,976
2,600	CR Bard, Inc.	485,732

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
200	Credit Acceptance Corp. *	40,084
18,800	CVS Health Corp.	1,768,892
12,600	Danaher Corp.	1,214,514
200	Dillard’s, Inc. – Class A	15,000
100	DineEquity, Inc.	8,484
3,900	Dover Corp.	257,010
4,300	Dr Pepper Snapple Group, Inc.	385,925
4,100	eBay, Inc. *	121,319
1,400	Edwards Lifesciences Corp. *	228,200
15,300	Eli Lilly & Co.	1,255,212
62,900	EMC Corp.	1,593,886
16,200	Emerson Electric Co.	810,000
300	Encore Capital Group, Inc. *	9,891
2,100	Endurance Specialty Holdings Ltd.	138,516
1,300	Everest Re Group Ltd.	239,772
7,100	Expeditors International of Washington, Inc.	344,634
7,100	Exxon Mobil Corp.	579,786
1,400	F5 Networks, Inc. *	144,200
2,700	Fastenal Co.	109,566
1,000	Federated Investors, Inc. – Class B	31,320
3,800	First American Financial Corp.	149,872
2,500	Foot Locker, Inc.	162,500
4,700	Franklin Resources, Inc.	197,024
1,700	General Dynamics Corp.	248,982
6,600	Genuine Parts Co.	598,158
4,400	Genworth Financial, Inc. – Class A *	22,220
3,500	Goldman Sachs Group, Inc. (The)	665,070
200	Group 1 Automotive, Inc.	16,244
900	Hanover Insurance Group, Inc. (The)	76,140
11,600	Hartford Financial Services Group, Inc. (The)	529,424
900	Helen of Troy Ltd. *	93,069
2,100	Henry Schein, Inc. *	328,608
22,500	Home Depot, Inc. (The)	3,012,300
7,600	Honeywell International, Inc.	790,020
500	Horace Mann Educators Corp.	17,465
3,800	Hormel Foods Corp.	284,696
300	HSN, Inc.	14,970
4,200	Humana, Inc.	708,372
8,200	Illinois Tool Works, Inc.	770,636
15,673	International Business Machines Corp.	2,185,130
5,000	Intuit, Inc.	501,000
2,900	Invesco Ltd.	97,701
4,300	Janus Capital Group, Inc.	67,897
47,610	Johnson & Johnson	4,820,036
900	Jones Lang LaSalle, Inc.	149,508
48,200	JPMorgan Chase & Co.	3,213,976
800	Kemper Corp.	32,888
3,400	Kohl’s Corp.	160,242
1,700	L Brands, Inc.	162,197

Shares	Description	Value ($)
	United States — continued
1,600	Lear Corp.	201,440
18,400	Liberty Global Plc – Class A *	780,344
56,540	Liberty Global Plc – Series C *	2,318,140
9,100	Lincoln National Corp.	500,409
11,800	Lowe’s Cos., Inc.	903,880
5,000	Macy’s, Inc.	195,400
500	Marriott Vacations Worldwide Corp.	30,415
7,600	Mattel, Inc.	188,936
400	MAXIMUS, Inc.	22,700
33,450	Medtronic Plc	2,520,123
700	Mercury General Corp.	36,225
400	Meredith Corp.	18,660
5,200	MetLife, Inc.	265,668
78,140	Microsoft Corp	4,246,909
4,431	Monsanto Co.	421,654
624	Murphy USA, Inc. *	37,166
2,300	NASDAQ OMX Group, Inc. (The)	134,826
4,600	Navient Corp.	54,786
400	Navigators Group, Inc. *	34,504
6,800	Nike, Inc. – Class B	899,504
2,400	Northrop Grumman Corp.	447,264
62,944	Oracle Corp.	2,452,928
9,100	Paychex, Inc.	493,675
13,900	PayPal Holdings, Inc. *	490,114
1,600	PBF Energy, Inc. – Class A	64,784
1,800	PDL BioPharma, Inc.	6,813
900	Penn National Gaming, Inc. *	14,355
8,400	PepsiCo, Inc.	841,344
70,700	Pfizer, Inc.	2,316,839
143,331	Philip Morris International, Inc.	12,525,696
7,600	PNC Financial Services Group, Inc. (The)	725,876
1,000	Polaris Industries, Inc.	105,430
500	PRA Group, Inc. *	20,655
1,900	Principal Financial Group, Inc.	97,774
29,100	Procter & Gamble Co. (The)	2,177,844
12,100	Progressive Corp. (The)	372,922
6,700	Public Service Enterprise Group, Inc.	261,970
33,208	Puma Biotechnology, Inc. *	2,500,562
46,038	Qualcomm, Inc.	2,246,194
1,200	Ralph Lauren Corp.	149,052
800	RenaissanceRe Holdings Ltd.	88,608
1,100	Rent-A-Center, Inc.	18,876
8,800	Reynolds American, Inc.	407,000
3,200	Rockwell Automation, Inc.	340,608
8,200	Ross Stores, Inc.	426,482
2,200	RR Donnelley & Sons Co.	35,398
900	SCANA Corp.	53,226
1,300	SEI Investments Co.	70,707
400	Select Comfort Corp. *	9,448
1,100	Six Flags Entertainment Corp.	57,090
2,500	Starz – Class A *	88,200

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
4,900	Sysco Corp.	201,390
4,800	T. Rowe Price Group, Inc.	365,520
9,800	Target Corp.	710,500
1,900	TEGNA, Inc.	53,675
2,100	Tesoro Corp.	241,857
1,600	Texas Roadhouse, Inc.	56,000
5,300	TJX Cos, Inc. (The)	374,180
8,700	Travelers Cos., Inc. (The)	996,759
35,099	Ubiquiti Networks, Inc. *	1,224,604
9,600	United Technologies Corp.	922,080
38,815	UnitedHealth Group, Inc.	4,374,839
400	Universal Corp.	22,616
500	Universal Insurance Holdings, Inc.	9,875
2,400	Unum Group	88,032
21,200	Valero Energy Corp.	1,523,432
1,900	Validus Holdings Ltd.	89,642
43,800	Verizon Communications, Inc.	1,990,710
10,600	VF Corp.	685,820
5,400	Vonage Holdings Corp. *	34,830
1,400	W.R. Berkley Corp.	77,924
19,696	WABCO Holdings, Inc. *	2,116,926
1,100	Wabtec Corp.	88,132
29,100	Wal-Mart Stores, Inc.	1,712,244
800	Whirlpool Corp.	130,016
1,300	WW Grainger, Inc.	260,702
1,500	Xilinx, Inc.	74,535
3,800	XL Group Plc	145,084

	Total United States	156,888,590

	TOTAL COMMON STOCKS (COST $351,015,498)	360,148,685

	PREFERRED STOCKS — 1.5%

	Brazil — 0.1%
4,300	AES Tiete SA	14,607
26,600	Companhia Energetica de Minas Gerais	45,293
100,200	Itausa-Investimentos Itau SA	187,269

	Total Brazil	247,169

	Germany — 0.5%
17,488	Porsche Automobil Holding SE	915,706
7,715	Volkswagen AG	1,069,352

	Total Germany	1,985,058

	Russia — 0.5%
2,994,190	Surgutneftegaz OJSC *	1,913,512
74	Transneft *	169,056

	Total Russia	2,082,568

	South Korea — 0.4%
1,055	Hyundai Motor Co	101,471
530	Hyundai Motor Co 2nd Preference	50,750

Shares / Par Value		Description	Value ($)
		South Korea — continued
	1,395	Samsung Electronics Co Ltd	1,318,911

		Total South Korea	1,471,132

		TOTAL PREFERRED STOCKS (COST $6,982,870)	5,785,927

		RIGHTS/WARRANTS — 0.0%

		Spain — 0.0%
	213,004	Telefonica SA Rights, Expires 12/02/15 *	77,192

		TOTAL RIGHTS/WARRANTS (COST $93,664)	77,192

		MUTUAL FUNDS — 5.5%

		United States — 5.5%
		Affiliated Issuers
	854,313	GMO U.S. Treasury Fund	21,357,815

		TOTAL MUTUAL FUNDS (COST $21,357,959)	21,357,815

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
JPY	16,838,360	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 12/01/15	136,786
USD	1,128,607	BNP Paribas (Paris) Time Deposit, 0.06%, due 12/01/15	1,128,607
CAD	9,828	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 12/01/15	7,360
HKD	71,614	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/01/15	9,237
JPY	946	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.22)%, due 12/01/15	1,000
NOK	80,726	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.14%, due 12/01/15	9,289
SGD	885	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 12/01/15	627
ZAR	10,268	Brown Brothers Harriman (Grand Cayman) Time Deposit, 5.37%, due 12/01/15	710
GBP	20,200	DnB Nor Bank (Oslo) Time Deposit, 0.08%, due 12/01/15	30,423

		Total Time Deposits	1,324,039

		TOTAL SHORT-TERM INVESTMENTS (COST $1,324,039)	1,324,039

		TOTAL INVESTMENTS — 99.6% (Cost $380,774,030)	388,693,658
		Other Assets and Liabilities (net) — 0.4%	1,414,097

		TOTAL NET ASSETS — 100.0%	$390,107,755

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/11/2017	GS	CNH	154,536,754	USD	22,933,330	$(72,291)
09/11/2017	GS	USD	2,781,423	CNH	18,688,381	(1,151)

						$(73,442)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
111	Mini MSCI EAFE	December 2015	$9,679,200	$48,274
13	Mini MSCI Emerging Markets	December 2015	533,000	(7,058)
14	S&P 500 E-Mini Index	December 2015	1,455,860	37,154

			$11,668,060	$78,370

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Equity Options

Number of Contracts		Expiration Date	Description	Premiums	Value
Put	67	12/18/2015	Valeant Pharmaceuticals International, Inc., Strike 100.00	$92,267	$(80,400)

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Counterparty Abbreviations:

GS - Goldman Sachs International

Currency Abbreviations:

CAD - Canadian Dollar

CNH - Chinese Yuan Renminbi Offshore

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%

	Australia — 3.6%
42,003	Abacus Property Group (REIT)	89,077
1,902,371	AMP Ltd	7,972,001
131,907	ASX Ltd	3,940,360
1,681,980	Australia & New Zealand Banking Group Ltd	33,008,234
878,418	Bank of Queensland Ltd	8,661,787
338,530	Bendigo & Adelaide Bank Ltd	2,728,144
2,928,558	BlueScope Steel Ltd	8,814,488
246,966	BT Investment Management Ltd	2,286,058
130,512	BWP Trust (REIT)	299,555
86,251	Charter Hall Group (REIT)	278,262
63,746	Charter Hall Retail (REIT)	187,198
51,175	CIMIC Group Ltd	924,745
276,663	Commonwealth Bank of Australia	15,848,812
313,685	Cromwell Property Group (REIT)	231,169
1,165,851	Dexus Property Group (REIT)	6,462,734
1,044,118	Fairfax Media Ltd	670,363
199,263	Genworth Mortgage Insurance Australia Ltd	365,240
1,160,541	Goodman Group (REIT)	5,112,382
2,520,532	GPT Group (The) (REIT)	8,402,282
2,260,742	Insurance Australia Group Ltd	9,031,370
119,351	Investa Office Fund (REIT)	332,290
176,324	IOOF Holdings Ltd	1,203,070
459,929	Lend Lease Group	4,220,787
290,266	Macquarie Group Ltd	17,037,975
8,867,474	Mirvac Group (REIT)	11,916,691
1,018,481	National Australia Bank Ltd	21,597,681
209,592	Nine Entertainment Co Holdings Ltd	251,140
21,780	Perpetual Ltd	721,815
20,030	Premier Investments Ltd	200,630
447,048	Primary Health Care Ltd	1,035,508
3,183,794	Scentre Group (REIT)	9,177,229
463,784	Seven West Media Ltd	236,321
108,080	Shopping Centres Australasia Property Group (REIT)	163,810
258,094	Sonic Healthcare Ltd	3,784,159
891,663	Star Entertainment Grp Ltd (The)	3,100,404
5,863,786	Stockland (REIT)	16,919,529
890,792	Suncorp Group Ltd	8,602,563
2,988,448	TABCORP Holdings Ltd	9,861,421
6,969,856	Telstra Corp Ltd	26,948,965
3,516,549	Vicinity Centres (REIT)	6,878,433
2,001,037	Westfield Corp (REIT)	13,832,573
1,840,149	Westpac Banking Corp	42,678,438
892,082	Woodside Petroleum Ltd	19,396,296
270,003	WorleyParsons Ltd	1,130,935

	Total Australia	336,542,924

Shares	Description	Value ($)
	Austria — 0.3%
1,167,625	Immofinanz AG (Entitlement Shares) *	—
537,034	OMV AG	15,302,166
13,112	UNIQA Insurance Group AG	116,355
504,247	Voestalpine AG	16,398,248

	Total Austria	31,816,769

	Belgium — 1.1%
510,012	Ageas	22,313,799
55,349	bpost SA	1,343,752
3,637	D’ieteren SA/NV	124,693
547,490	Delhaize Group	54,815,683
6,052	KBC Ancora	239,269
12,246	Mobistar SA *	272,264
626,275	Proximus	20,664,509
81,888	Umicore SA	3,384,673

	Total Belgium	103,158,642

	Canada — 4.8%
17,900	Allied Properties Real Estate Investment Trust	438,972
34,600	Artis Real Estate Investment Trust	348,474
296,700	Bank of Montreal	17,131,706
501,100	BCE Inc	21,568,181
451,600	Blackberry Ltd *	3,591,293
27,300	Canadian Apartment Properties (REIT)	542,750
182,800	Canadian Imperial Bank of Commerce	13,726,597
141,000	Canadian Tire Corp Ltd – Class A	13,210,468
162,200	Celestica Inc *	1,829,145
37,100	Cenovus Energy Inc	548,951
262,600	CI Financial Corp	6,241,285
10,000	Cogeco Cable Inc	485,979
56,000	Cominar Real Estate Investment Trust	629,421
34,200	Corus Entertainment Inc – B Shares	268,386
11,500	Fairfax Financial Holdings Ltd	5,521,326
4,900	Granite Real Estate Investment Trust	149,225
293,300	Great-West Lifeco Inc	7,970,240
21,600	IGM Financial Inc	615,756
58,500	Industrial Alliance Insurance & Financial Services Inc	1,984,387
68,600	Intact Financial Corp	4,572,820
9,200	Laurentian Bank of Canada	374,076
60,000	Linamar Corp	3,385,825
642,100	Magna International Inc	29,204,503
1,498,300	Manulife Financial Corp	24,660,327
83,400	Metro Inc	2,401,860
159,800	National Bank of Canada	5,237,520
998,200	Pacific Exploration and Production Corp	1,390,282
427,100	Power Corp of Canada	10,019,876
219,900	Power Financial Corp	5,583,743
21,300	RONA Inc	212,609
557,700	Royal Bank of Canada	31,771,924
23,900	Smart Real Estate Investment Trust	572,691

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
796,400	Sun Life Financial Inc	26,263,399
2,000,500	Suncor Energy Inc	55,276,087
44,100	Toromont Industries Ltd	1,031,295
631,100	Toronto-Dominion Bank (The)	25,774,229
70,300	Transcontinental Inc – Class A	1,138,634
1,372,030	Valeant Pharmaceuticals International Inc *	123,427,819

	Total Canada	449,102,061

	Denmark — 0.6%
22,570	AP Moeller – Maersk A/S	34,354,607
249,771	Carlsberg A/S	21,180,944
14,400	Sydbank A/S	471,919
644,264	TDC A/S	3,378,251
26,581	Tryg A/S	517,459

	Total Denmark	59,903,180

	Finland — 0.7%
1,075,582	Fortum Oyj	15,685,526
195,051	Metso Oyj	4,836,529
119,987	Neste Oyj	3,453,409
251,107	Sampo Oyj – A Shares	12,438,511
41,136	Sponda Oyj	166,731
569,542	Stora Enso Oyj – R Shares	5,616,227
1,223,504	UPM – Kymmene Oyj	23,316,748

	Total Finland	65,513,681

	France — 12.2%
3,916,511	AXA SA	105,827,139
1,269,903	BNP Paribas	75,184,423
169,353	Bouygues SA	6,365,502
114,567	Casino Guichard-Perrachon SA	6,545,304
157,007	Christian Dior SE	28,695,534
558,512	Cie de Saint-Gobain	24,643,734
479,112	Cie Generale des Etablissements Michelin – Class B (Registered)	47,983,049
240,357	CNP Assurances	3,345,583
239,237	Danone SA	16,729,439
2,612,516	Engie	45,484,499
1,268	Euler Hermes Group	113,617
160,166	LVMH Moet Hennessy Louis Vuitton SE	26,829,796
13,985	Mercialys SA (REIT)	301,009
14,366	Metropole Television SA	266,750
8,815	Nexity SA	376,189
3,925,908	Orange SA	67,779,465
553,482	Renault SA	55,753,165
552,947	Rexel SA	7,566,874
1,661,295	Sanofi	147,646,447
691,825	Schneider Electric SE	43,706,064
222,462	SCOR SE	8,717,009
11,241	Societe BIC SA	1,848,257

Shares	Description	Value ($)
	France — continued
905,333	Societe Generale SA	43,158,805
6,069,420	Total SA	300,548,084
21,736	Vinci SA	1,411,998
3,598,200	Vivendi SA	75,582,315

	Total France	1,142,410,050

	Germany — 12.4%
707,345	Allianz SE (Registered)	124,981,283
34,506	Alstria office (REIT) – AG *	455,751
177,474	Aurubis AG	11,029,473
2,995,317	BASF SE	247,220,174
962,118	Bayerische Motoren Werke AG	104,780,537
97,491	Bilfinger SE	4,603,320
2,806,526	Daimler AG	250,521,077
28,634	Deutsche EuroShop AG	1,212,920
894,194	Deutsche Lufthansa AG (Registered) *	12,798,875
4,442,101	Deutsche Telekom AG (Registered)	81,871,452
108,730	Duerr AG	9,377,537
246,889	Freenet AG	8,297,836
132,614	Fresenius Medical Care AG & Co	10,937,322
21,185	Grand City Properties SA	435,861
175,946	Hannover Rueck SE	20,561,778
185,429	HeidelbergCement AG	14,739,169
849,670	K+S AG (Registered)	24,127,464
229,980	Kloeckner & Co SE	1,964,049
46,055	LEG Immobilien AG *	3,642,438
437,571	Metro AG	14,556,964
295,523	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	59,424,797
343,254	ProSiebenSat.1 Media SE (Registered)	17,988,110
115,053	Salzgitter AG	2,821,929
1,130,690	Siemens AG (Registered)	117,455,600
88,360	Volkswagen AG	13,153,949

	Total Germany	1,158,959,665

	Hong Kong — 2.3%
1,047,600	Bank of East Asia Ltd (The)	3,800,674
9,803,100	BOC Hong Kong Holdings Ltd	30,299,890
307,600	Champion (REIT)	157,283
222,300	Dah Sing Banking Group Ltd	434,784
27,800	Dah Sing Financial Holdings Ltd	144,190
12,837,290	Esprit Holdings Ltd	14,171,632
417,500	First Pacific Co Ltd	259,619
1,899,000	Hang Lung Properties Ltd	4,485,045
731,600	Hang Seng Bank Ltd	13,256,923
1,504,300	Henderson Land Development Co Ltd	9,278,173
521,000	HKT Trust & HKT Ltd – Class SS	653,187
591,800	Hongkong Land Holdings Ltd	4,133,355
723,900	Hysan Development Co Ltd	3,052,853
592,700	Kerry Properties Ltd.	1,679,816
3,223,291	Link (REIT)	19,684,221
150,200	Luk Fook Holdings International Ltd.	342,516

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
145,400	Man Wah Holdings Ltd.	170,316
5,789,300	New World Development Co Ltd	5,792,697
250,000	Pacific Textiles Holdings Ltd.	391,262
3,951,700	PCCW Ltd	2,340,006
491,700	Power Assets Holdings Ltd	4,378,001
2,308,500	Sino Land Co Ltd	3,393,338
4,479,100	SJM Holdings Ltd	3,288,951
171,200	SmarTone Telecommunications Holdings Ltd.	253,448
2,601,131	Sun Hung Kai Properties Ltd	32,234,127
782,800	Swire Properties Ltd	2,261,591
1,101,500	Swire Pacific Ltd – Class A	12,114,603
1,247,500	Techtronic Industries Co Ltd	5,083,694
76,500	Television Broadcasts Ltd	309,181
201,400	Texwinca Holdings Ltd.	205,782
2,764,200	Value Partners Group Ltd.	3,258,002
2,897,900	Wharf Holdings Ltd (The)	16,501,033
406,500	Wheelock & Co Ltd	1,758,192
3,816,600	Xinyi Glass Holdings Ltd	2,037,087
3,703,300	Yue Yuen Industrial Holdings	13,312,084

	Total Hong Kong	214,917,556

	Ireland — 0.2%
355,918	CRH Plc	10,452,038
433,538	Smurfit Kappa Group Plc	11,809,568

	Total Ireland	22,261,606

	Israel — 0.3%
498,127	Bank Hapoalim BM	2,573,990
4,112,122	Bank Leumi Le-Israel BM *	14,851,868
9,967	Gazit-Globe Ltd	100,703
7,894,360	Israel Discount Bank Ltd – Class A *	14,542,737
15,709	Mizrahi Tefahot Bank Ltd	185,763

	Total Israel	32,255,061

	Italy — 2.6%
4,808,647	A2A SPA	6,750,084
7,056	ACEA SPA	104,556
14,166	Credito Emiliano SPA	100,766
14,923,022	Enel SPA	65,728,578
5,986,976	ENI SPA	97,368,869
294,433	EXOR SPA	13,189,550
19,787	Fiat Chrysler Automobiles NV *	282,477
1,685,450	Mediaset SPA	7,406,382
963,586	Mediolanum SPA	7,926,808
61,072	Recordati SPA	1,516,905
51,095	Snam Rete Gas SPA	259,369
40,002	Societa Cattolica di Assicurazioni SCRL	312,060
14,685,581	Telecom Italia SPA *	18,969,628
23,419,939	Telecom Italia SPA-Di RISP	26,944,009
398,651	Unipol Gruppo Finanziario SPA	1,985,730

	Total Italy	248,845,771

Shares	Description	Value ($)
	Japan — 23.2%
85,200	77 Bank Ltd (The)	435,262
1,765,900	Aeon Co Ltd	27,408,087
36,800	Ain Holdings Inc	1,731,228
397,700	Aisin Seiki Co Ltd	15,933,540
391,700	Alfresa Holdings Corp	7,766,036
52,300	Alpine Electronics Inc	734,742
21,400	AOKI Holdings Inc	279,310
111,700	Aoyama Trading Co Ltd	4,147,960
2,475,113	Asahi Glass Co Ltd	14,560,954
2,192,900	Asahi Kasei Corp	14,992,403
142,900	Asatsu-DK Inc	3,450,808
50,500	Ashikaga Holdings Co Ltd	195,954
18,800	Autobacs Seven Co Ltd	340,054
15,600	Awa Bank Ltd (The)	91,776
114,400	Bank of Kyoto Ltd (The)	1,066,746
918,300	Bank of Yokohama Ltd (The)	5,404,541
664,800	Bridgestone Corp	23,679,490
1,302,900	Calsonic Kansei Corp	11,326,927
1,756,100	Canon Inc	53,067,604
26,400	Canon Marketing Japan Inc	417,043
193,800	Central Japan Railway Co	34,631,761
10,600	Century Tokyo Leasing Corp	364,909
575,000	Chiba Bank Ltd (The)	3,964,080
332,000	Chubu Electric Power Co Inc	4,580,478
59,700	Coca-Cola West Co Ltd	1,207,847
451,900	Cosmo Energy Holdings Co Ltd *	5,930,807
88,300	Credit Saison Co Ltd	1,665,909
221,900	Daicel Corp	3,246,181
372,600	Daihatsu Motor Co Ltd	4,834,504
6,200	Daiichikosho Co Ltd	203,139
41,880	Daiichi Sankyo Co Ltd	862,729
392,800	Daikyo Inc	644,526
43,900	Daishi Bank Ltd (The)	195,017
153,600	Daito Trust Construction Co Ltd	15,960,915
591,600	Daiwa House Industry Co Ltd	16,498,125
76,200	DCM Holdings Co Ltd	522,916
1,115,200	Denka Co Ltd	4,925,359
6,900	Descente Ltd	84,073
682,000	DIC Corp	1,965,602
9,300	Eagle Industry Co Ltd	186,884
153,800	Electric Power Development Co Ltd	4,914,006
9,600	Exedy Corp	230,750
325,300	Fuji Heavy Industries Ltd	13,460,157
1,172,440	FujiFilm Holdings Corp	47,419,780
57,700	Fujitsu General Ltd	765,319
401,000	Fuji Electric Co Ltd	1,847,198
349,900	Fuji Oil Holdings Inc	5,230,106
3,400	Fuyo General Lease Co Ltd	164,042
118,100	Gunma Bank Ltd (The)	709,056
244,500	Gunze Ltd	737,181
78,700	Hachijuni Bank Ltd (The)	476,121
1,185,700	Hanwa Co Ltd	5,276,896

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
343,100	Haseko Corp	3,836,896
273,600	Hiroshima Bank Ltd (The)	1,556,083
36,300	Hitachi Capital Corp	1,016,020
256,900	Hitachi Chemical Co Ltd	4,278,795
27,500	Hokkoku Bank Ltd (The)	91,151
499,900	Hokuhoku Financial Group Inc	1,059,737
2,486,500	Honda Motor Co Ltd	81,174,557
50,500	Horiba Ltd	1,882,174
26,600	Hyakugo Bank Ltd (The)	130,323
6,700	IBJ Leasing Co Ltd	147,918
235,800	Idemitsu Kosan Co Ltd	3,904,463
2,160,300	Inpex Corp	21,441,769
295,600	Isuzu Motors Ltd	3,324,523
659,600	IT Holdings Corp	15,965,995
7,621,100	Itochu Corp	92,838,713
52,400	Iyo Bank Ltd (The)	522,339
38,700	Jafco Co Ltd	1,537,429
408,100	Japan Airlines Co Ltd	13,944,568
536,600	JFE Holdings Inc	8,458,282
189,500	Joyo Bank Ltd (The)	879,226
184,400	JSR Corp	2,901,404
45,800	Juroku Bank Ltd (The)	183,437
2,381,890	JX Holdings Inc	9,662,198
595,800	K’s Holdings Corp	21,737,916
459,600	Kaneka Corp	4,530,224
3,645,900	Kawasaki Kisen Kaisha Ltd	7,486,764
2,723,300	KDDI Corp.	67,550,335
35,500	Keihin Corp	580,973
24,700	Keiyo Bank Ltd (The)	118,148
88,800	Kewpie Corp	2,130,279
8,200	Kiyo Bank Ltd (The)	123,628
5,683,336	Kobe Steel Ltd	6,642,427
55,500	Kohnan Shoji Co Ltd	797,626
66,900	Koito Manufacturing Co Ltd	2,714,350
6,260,300	Marubeni Corp	34,643,824
131,400	Marui Group Co Ltd	1,952,199
835,200	Medipal Holdings Corp	14,627,455
32,300	Mitsuba Corp	561,001
2,530,300	Mitsubishi Chemical Holdings Corp	16,569,964
4,399,100	Mitsubishi Corp	74,005,225
22,564,500	Mitsubishi UFJ Financial Group Inc	144,980,823
1,171,000	Mitsubishi Electric Corp	12,959,199
467,100	Mitsubishi UFJ Lease & Finance Co Ltd	2,455,636
5,990,900	Mitsui & Co Ltd	73,451,162
3,699,838	Mitsui Chemicals Inc	15,400,372
7,024,000	Mitsui Engineering & Shipbuilding Co Ltd	11,533,451
1,557,200	Mitsui OSK Lines Ltd	4,060,714
19,050,200	Mizuho Financial Group Inc	38,467,421
134,200	MS&AD Insurance Group Holdings Inc	3,786,082
4,900	Musashino Bank Ltd (The)	182,699
224,400	Net One Systems Co Ltd	1,328,281

Shares	Description	Value ($)
	Japan — continued
175,100	NHK Spring Co Ltd	1,800,091
24,600	Nifco Inc	1,046,962
1,067,900	Nippon Light Metal Holdings Co Ltd	1,907,257
115,800	Nippon Paper Industries Co Ltd	1,863,128
5,500	Nippon Seiki Co Ltd	110,607
3,461,600	Nippon Telegraph & Telephone Corp	128,490,519
59,100	Nippon Television Holdings Inc	1,089,308
952,781	Nippon Electric Glass Co Ltd	5,291,983
3,464,600	Nippon Yusen Kabushiki Kaisha	9,015,091
399,613	Nipro Corp	4,384,378
686,000	Nishi-Nippon City Bank Ltd (The)	1,816,558
13,237,742	Nissan Motor Co Ltd	141,393,003
96,100	Nissan Chemical Industries Ltd	2,306,633
457,800	Nisshinbo Holdings Inc	5,411,856
25,900	Nissin Kogyo Co Ltd	402,940
229,000	NOK Corp	6,174,674
86,500	Nomura Real Estate Holdings Inc	1,693,915
2,290,100	Nomura Holdings Inc	13,536,718
446,000	North Pacific Bank Ltd	1,658,355
3,819,200	NTT Docomo, Inc.	72,231,653
33,900	Ogaki Kyoritsu Bank Ltd (The)	139,584
48,500	Okasan Securities Group Inc	293,898
94,900	Okinawa Electric Power Co	2,199,893
34,800	Onward Holdings Co Ltd	216,251
25,100	Open House Co Ltd	527,869
986,900	Orient Corp *	1,907,858
885,600	ORIX Corp	12,785,925
3,433,500	Osaka Gas Co Ltd	12,746,563
609,100	Otsuka Holdings Co Ltd	20,185,912
9,300	Paltac Corp	184,200
27,500	PanaHome Corp	205,772
3,300	Relo Holdings Inc	357,503
488,900	Rengo Co Ltd	2,172,355
2,203,400	Resona Holdings Inc	10,754,589
32,000	Resorttrust Inc	853,422
4,600	Ricoh Leasing Co Ltd	139,080
1,653,200	Ricoh Co Ltd	16,958,413
3,700	Ryohin Keikaku Co Ltd	798,512
32,700	Saizeriya Co Ltd	775,638
28,400	San-In Godo Bank Ltd (The)	229,577
8,300	Sangetsu Co Ltd	159,217
175,200	Sanwa Holdings Corp	1,467,817
724,500	Sekisui Chemical Co Ltd	8,642,094
1,177,500	Sekisui House Ltd	19,923,397
80,000	Senshu Ikeda Holdings Inc	329,646
16,200	Shimachu Co Ltd	377,445
78,000	Shimamura Co Ltd	9,516,981
3,168,000	Showa Denko KK	4,169,594
1,024,500	Showa Shell Sekiyu KK	9,034,585
56,800	SKY Perfect JSAT Holdings Inc	287,482
9,433,500	Sojitz Corp	20,704,817
107,400	Sony Financial Holdings Inc	1,979,111

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
3,732,300	Sumitomo Corp	39,603,446
13,800	Sumitomo Electric Industries Ltd	196,368
199,400	Sumitomo Forestry Co Ltd	2,685,086
1,466,800	Sumitomo Heavy Industries Ltd	6,953,960
992,500	Sumitomo Metal Mining Co Ltd	11,192,471
2,748,100	Sumitomo Mitsui Financial Group Inc	104,892,095
1,666,400	Sumitomo Mitsui Trust Holdings Inc	6,360,869
4,300	Sumitomo Real Estate Sales Co Ltd	101,799
551,800	Sumitomo Rubber Industries Ltd	7,457,711
32,500	Sundrug Co Ltd	2,096,430
48,400	Suruga Bank Ltd	979,303
221,700	Suzuken Co Ltd	8,639,303
592,900	T&D Holdings Inc	8,312,557
14,100	T-Gaia Corp	171,316
240,800	Takashimaya Co Ltd	2,196,446
392,300	Takeda Pharmaceutical Co., Ltd	19,089,229
11,900	Toei Co Ltd	121,093
71,600	Tokai Rika Co Ltd	1,653,991
85,400	Tokai Tokyo Financial Holdings Inc	515,526
2,140	Token Corp	168,236
456,100	Tokio Marine Holdings Inc	16,822,872
34,400	Tokyo Broadcasting System Holdings Inc	518,283
1,911,230	Tokyo Electric Power Co Inc (The) *	11,708,558
716,000	Tokyo Gas Co Ltd	3,421,482
306,000	Toppan Printing Co Ltd	2,684,562
9,100	Topre Corp	201,332
2,918,000	Tosoh Corp	16,363,475
17,500	Towa Pharmaceutical Co Ltd	1,085,971
83,600	Toyo Tire & Rubber Co Ltd	1,809,439
28,700	Toyoda Gosei Co Ltd	682,386
54,800	Toyota Boshoku Corp	1,178,563
15,700	Toyota Industries Corp	832,596
1,105,700	Toyota Tsusho Corp	25,928,750
655,800	Toyota Motor Corp	40,814,444
7,100	TPR Co Ltd	193,419
27,700	TS Tech Co Ltd	777,298
135,000	Tsubakimoto Chain Co	1,052,138
2,960,100	Ube Industries Ltd	6,296,828
13,000	Unipres Corp	310,139
1,492,600	UNY Co Ltd	9,089,079
54,800	USS Co Ltd	872,403
22,000	Wacoal Holdings Corp	268,599
179,498	West Japan Railway Co	11,336,585
9,500	Xebio Co Ltd	181,287
3,917,300	Yamada Denki Co Ltd	17,662,144
257,600	Yamaguchi Financial Group Inc	2,987,766
256,100	Yokohama Rubber Co Ltd (The)	4,406,877
109,000	Zeon Corp	873,380

	Total Japan	2,173,251,535

Shares	Description	Value ($)
	Malta — 0.0%
15,984,486	BGP Holdings Plc *	—

	Netherlands — 2.4%
1,937,537	Aegon NV	11,817,049
69,861	Boskalis Westminster	3,106,538
183,439	Corbion NV	4,372,875
83,232	Heineken Holding NV	6,533,334
106,428	Heineken NV	9,436,016
4,918,046	ING Groep NV CVA	67,609,896
2,739,975	Koninklijke Ahold NV	59,634,465
686,974	PostNL NV *	2,293,066
442,484	TomTom NV *	5,514,765
689,114	Unilever NV CVA	30,264,497
674,738	Wolters Kluwer NV	23,296,618

	Total Netherlands	223,879,119

	New Zealand — 0.1%
614,761	Chorus Ltd *	1,252,921
473,916	Fletcher Building Ltd	2,272,331
119,407	Kiwi Property Group Ltd (REIT)	108,704
81,938	Sky Network Television Ltd	245,163
4,737,228	Spark New Zealand Ltd	10,405,425

	Total New Zealand	14,284,544

	Norway — 1.4%
773,636	DNB ASA	10,168,694
264,181	Orkla ASA	2,142,788
2,906,445	Statoil ASA	44,742,632
1,044,896	Storebrand ASA *	3,849,534
1,929,156	Telenor ASA	33,534,425
793,210	Yara International ASA	36,682,033

	Total Norway	131,120,106

	Portugal — 0.2%
5,239,290	EDP – Energias de Portugal SA	17,455,235

	Singapore — 0.5%
656,900	Ascendas Real Estate Investment Trust	1,111,962
170,200	Ascott Residence Trust (REIT)	142,942
1,987,200	CapitaLand Commercial Trust Ltd	1,842,577
1,136,200	CapitaLand Mall Trust (REIT)	1,531,380
80,600	CapitaLand Retail China Trust (REIT)	83,036
1,007,100	CapitaLand Ltd	2,154,101
1,519,000	DBS Group Holdings Ltd	17,744,839
13,894,344	Ezra Holdings Ltd *	1,034,538
57,390,700	Golden Agri-Resources Ltd	14,618,547
174,600	Mapletree Greater China Commercial Trust (REIT)	113,717
110,700	Mapletree Industrial Trust (REIT)	118,857
285,500	Mapletree Logistics Trust (REIT)	203,350
404,100	Oversea-Chinese Banking Corp Ltd	2,481,119
431,700	Suntec Real Estate Investment Trust	469,032

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued
71,300	UOL Group Ltd	308,309
4,293,800	Yangzijiang Shipbuilding Holdings Ltd	3,345,064

	Total Singapore	47,303,370

	Spain — 3.1%
170,661	ACS Actividades de Construccion y Servicios SA	5,556,768
292,497	Enagas SA	8,708,296
739,327	Endesa SA	15,281,063
714,566	Gas Natural SDG SA	15,441,984
10,917,253	Iberdrola SA	76,393,130
762,264	Indra Sistemas SA *	7,814,893
2,067,056	Mapfre SA	5,664,159
98,916	Red Electrica Corp SA	8,477,431
2,610,996	Repsol SA	33,958,477
8,961,976	Telefonica SA	110,300,507

	Total Spain	287,596,708

	Sweden — 1.5%
4,339	Bilia AB – Class A	94,123
41,580	Castellum AB	584,401
5,286,602	Ericsson LM – B Shares	51,316,634
32,049	Fabege AB	510,534
81,298	Fastighets AB Balder – B Shares *	1,714,151
24,429	Hufvudstaden AB – A Shares	337,871
143,240	Industrivarden AB – C Shares	2,563,736
193,612	Investor AB – B Shares	7,374,896
28,736	Kungsleden AB	205,656
3,161	L E Lundbergforetagen AB – B Shares	168,734
2,190,823	Sandvik AB	22,658,813
421,143	Securitas AB – B Shares	6,420,209
810,534	Skanska AB – B Shares	16,107,760
671,590	Tele2 AB – B Shares	6,826,550
2,532,210	TeliaSonera AB	12,444,993
703,236	Volvo AB – B Shares	7,259,454
9,146	Wihlborgs Fastigheter AB	180,151

	Total Sweden	136,768,666

	Switzerland — 3.0%
1,613	Autoneum Holding AG *	314,099
40,768	Baloise Holding AG (Registered)	4,952,779
1,622	dorma & kaba Holding AG	1,041,730
3,985	Helvetia Holding AG (Registered)	2,119,397
264,056	LafargeHolcim Ltd (Registered)	14,105,352
1,438,485	Nestle SA (Registered)	106,619,455
61,325	Swatch Group AG (The) – Class BR	21,502,607
35,728	Swiss Life Holding AG (Registered) *	9,012,981
643,798	Swiss Re AG	61,349,309
31,924	Swisscom AG (Registered)	15,720,673
7,640	Vontobel Holding AG (Registered)	343,390
156,344	Zurich Insurance Group AG *	41,148,909

	Total Switzerland	278,230,681

Shares	Description	Value ($)
	United Kingdom — 18.8%
642,689	Amlin Plc	6,381,366
4,325,054	AstraZeneca Plc	293,470,389
1,851,587	BAE Systems Plc	14,401,382
5,623,384	Balfour Beatty Plc *	21,717,341
60,033	Bellway Plc	2,363,853
28,071,792	BP Plc	162,239,245
1,471,891	British American Tobacco Plc	85,656,696
43,373	BT Group Plc	323,652
463,751	Bunzl Plc	13,405,913
833,605	Cairn Energy Plc *	1,800,793
1,026,624	Carillion Plc	4,871,634
18,742,374	Centrica Plc	61,493,553
1,911,474	Cobham Plc	8,730,314
1,320,912	Compass Group Plc	22,966,973
4,495,557	Debenhams Plc	5,657,531
875,414	Direct Line Insurance Group Plc	5,428,812
149,042	Dixons Carphone Plc	1,087,674
521,757	Drax Group Plc	1,767,164
9,025,689	FirstGroup Plc *	14,306,628
43,776	Galliford Try Plc	962,727
11,862,599	GlaxoSmithKline Plc	241,084,937
185,240	Halfords Group Plc	1,040,311
4,611,927	Home Retail Group Plc	7,138,588
1,444,703	Inchcape Plc	17,101,391
315,192	Indivior Plc	927,732
408,900	Intermediate Capital Group Plc	3,776,213
4,068,901	J Sainsbury Plc	15,547,711
179,143	Jupiter Fund Management Plc	1,268,863
6,030,355	Kingfisher Plc	32,065,304
3,350,952	Legal & General Group Plc	13,695,879
141,536	LG Group Holdings Plc	1,649,999
5,141,619	Man Group Plc	12,620,043
3,650,285	Marks & Spencer Group Plc	27,602,037
96,063	Micro Focus International Plc	1,856,952
142,152	Mitie Group Plc	682,463
132,672	National Express Group Plc	641,560
2,012,639	Pearson Plc	25,052,140
253,894	Persimmon Plc *	7,318,504
226,381	Playtech Plc	2,753,716
972,533	Reckitt Benckiser Group Plc	91,190,318
4,096,366	Royal Dutch Shell Plc A Shares (London)	101,653,303
3,141,758	Royal Dutch Shell Plc B Shares (London)	78,158,693
1,018,673	Royal Mail Plc	7,449,704
903,347	RSA Insurance Group Plc	5,989,320
1,050,399	Sage Group Plc (The)	9,267,879
560,963	Scottish & Southern Energy Plc	12,099,985
78,033	Spectris Plc	2,089,504
29,818,327	Tesco Plc *	75,037,918
3,667,133	Thomas Cook Group Plc *	6,612,831
17,837	Unilever Plc	761,374

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	34,289	Victrex Plc	998,153
	52,520,084	Vodafone Group Plc	176,748,162
	68,181	WH Smith Plc	1,780,797
	9,636,601	William Morrison Supermarket Plc	22,082,542
	1,062,439	WPP Plc	24,553,733

		Total United Kingdom	1,759,332,199

		TOTAL COMMON STOCKS (COST $9,351,027,511)	8,934,909,129

		PREFERRED STOCKS — 0.8%

		Germany — 0.8%
	845,907	Porsche Automobil Holding SE	44,293,370
	179,906	Volkswagen AG	24,936,211

		Total Germany	69,229,581

		TOTAL PREFERRED STOCKS (COST $121,300,666)	69,229,581

		RIGHTS/WARRANTS — 0.0%

		Spain — 0.0%
	8,961,976	Telefonica SA Rights, Expires 12/02/15 *	3,247,790

		TOTAL RIGHTS/WARRANTS (COST $3,701,818)	3,247,790

		MUTUAL FUNDS — 3.7%

		United States — 3.7%
		Affiliated Issuers
	13,988,175	GMO U.S. Treasury Fund	349,704,371

		TOTAL MUTUAL FUNDS (COST $349,704,371)	349,704,371

		SHORT-TERM INVESTMENTS — 0.1%

		Time Deposits — 0.1%
JPY	788,063,080	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 12/01/15	6,401,812
USD	294,033	BNP Paribas (Paris) Time Deposit, 0.06%, due 12/01/15	294,033
USD	1,687,845	BNP Paribas (Paris) Time Deposit, 0.06%, due 12/01/15	1,687,845
HKD	6,242,718	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/01/15	805,154
EUR	131,054	DnB Nor Bank (Oslo) Time Deposit, (0.22)%, due 12/01/15	138,465
GBP	898,633	DnB Nor Bank (Oslo) Time Deposit, 0.08%, due 12/01/15	1,353,432
NOK	3,923,879	DnB Nor Bank (Oslo) Time Deposit, 0.14%, due 12/01/15	451,511

Par Value		Description	Value ($)
		Time Deposits — continued
SGD	68,669	HSBC Bank (London) Time Deposit, 0.10%, due 12/01/15	48,682
AUD	392,417	National Australia Bank (Melbourne) Time Deposit, 1.25%, due 12/01/15	283,796
CAD	591,403	Royal Bank of Canada (Toronto) Time Deposit, 0.05%, due 12/01/15	442,849

		Total Time Deposits	11,907,579

		TOTAL SHORT-TERM INVESTMENTS (COST $11,907,579)	11,907,579

		TOTAL INVESTMENTS — 99.9% (Cost $9,837,641,945)	9,368,998,450
		Other Assets and Liabilities (net) — 0.1%	5,878,412

		TOTAL NET ASSETS — 100.0%	$9,374,876,862

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
2,179	Euro STOXX 50	December 2015	$80,557,178	$3,527,131
417	FTSE 100	December 2015	39,886,673	1,552,438
64	Hang Seng	December 2015	9,036,203	(247,657)
155	SPI 200	December 2015	14,515,060	476,067
359	TOPIX	December 2015	46,142,678	276,538

			$190,137,792	$5,584,517

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Written Options

Equity Options

Number of Contracts		Expiration Date	Description	Premiums	Value
Put	1,652	12/18/2015	Valeant Pharmaceuticals International, Inc., Strike 100.00	$2,274,994	$(1,982,400)

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

CVA - Certificaaten van aandelen (Share Certificates)

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.1%

	Australia — 3.2%
348,323	AMP Ltd	1,459,668
21,111	ASX Ltd	630,633
338,058	Australia & New Zealand Banking Group Ltd	6,634,263
518,419	BlueScope Steel Ltd	1,560,358
50,451	Commonwealth Bank of Australia	2,890,117
21,978	Dexus Property Group (REIT)	121,832
212,004	Goodman Group (REIT)	933,914
317,048	GPT Group (The) (REIT)	1,056,891
413,797	Insurance Australia Group Ltd	1,653,065
20,968	JB Hi-Fi Ltd	292,188
107,738	Lend Lease Group	988,716
53,110	Macquarie Group Ltd	3,117,440
124,046	Mirvac Group (REIT)	166,701
229,737	National Australia Bank Ltd	4,871,752
476,935	Scentre Group (REIT)	1,374,756
13,675	Shopping Centres Australasia Property Group (REIT)	20,726
25,050	Sonic Healthcare Ltd	367,282
634,368	South32 Ltd *	546,074
796,486	Stockland (REIT)	2,298,203
246,123	Suncorp Group Ltd	2,376,861
603,412	TABCORP Holdings Ltd	1,991,167
1,276,853	Telstra Corp Ltd	4,936,955
642,818	Vicinity Centres (REIT)	1,257,363
316,403	Westfield Corp (REIT)	2,187,200
336,973	Westpac Banking Corp	7,815,390
186,531	Woodside Petroleum Ltd	4,055,693

	Total Australia	55,605,208

	Austria — 0.3%
93,168	OMV AG	2,654,715
89,211	Voestalpine AG	2,901,166

	Total Austria	5,555,881

	Belgium — 1.0%
80,741	Ageas	3,532,541
95,536	Delhaize Group	9,565,236
113,841	Proximus SADP	3,756,287

	Total Belgium	16,854,064

	Canada — 5.0%
54,100	Bank of Montreal	3,123,779
79,600	Bank of Nova Scotia (The)	3,629,371
96,700	BCE Inc	4,162,130
33,400	Canadian Imperial Bank of Commerce	2,508,033
1,300	Canadian Natural Resources Ltd	31,482
10,300	Canadian Tire Corp Ltd – Class A	965,020
6,200	Cenovus Energy Inc	91,738
41,900	CI Financial Corp	995,849

Shares	Description	Value ($)
	Canada — continued
12,400	Empire Co Ltd	247,359
2,100	Fairfax Financial Holdings Ltd	1,008,242
44,800	Great-West Lifeco Inc	1,217,411
6,000	IGM Financial Inc	171,044
1,000	Imperial Oil Ltd	32,484
20,300	Intact Financial Corp	1,353,181
117,400	Magna International Inc	5,339,680
329,800	Manulife Financial Corp	5,428,136
9,700	Metro Inc	279,353
28,900	National Bank of Canada	947,211
66,500	Power Corp of Canada	1,560,107
45,700	Power Financial Corp	1,160,423
101,800	Royal Bank of Canada	5,799,501
123,800	Sun Life Financial Inc	4,082,633
586,200	Suncor Energy Inc	16,197,372
115,200	Toronto-Dominion Bank (The)	4,704,787
257,472	Valeant Pharmaceuticals International Inc *	23,162,181

	Total Canada	88,198,507

	Denmark — 0.5%
3,807	AP Moeller – Maersk A/S – Class B	5,794,771
35,304	Carlsberg A/S	2,993,831
4,081	Tryg A/S	79,446

	Total Denmark	8,868,048

	Finland — 0.6%
193,110	Fortum Oyj	2,816,179
45,906	Sampo Oyj – A Shares	2,273,940
271,838	UPM – Kymmene Oyj	5,180,513

	Total Finland	10,270,632

	France — 12.6%
687,330	AXA SA	18,572,185
249,095	BNP Paribas SA	14,747,633
71,853	Bouygues SA	2,700,752
47,308	Carrefour SA	1,458,049
28,644	Casino Guichard-Perrachon SA	1,636,455
27,086	Christian Dior SE	4,950,399
92,114	Cie Generale des Etablissements Michelin – Class B	9,225,214
29,231	CNP Assurances	406,873
110,509	Compagnie de Saint-Gobain	4,876,089
82,141	Danone SA	5,743,981
30,322	Electricite de France	451,608
531,341	Engie SA	9,250,768
32,120	LVMH Moet Hennessy Louis Vuitton SE	5,380,499
722,211	Orange SA	12,468,727
1,215	Peugeot SA *	21,674
103,166	Renault SA	10,392,083
40,936	Rexel SA	560,194
323,875	Sanofi	28,784,167

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	France — continued
134,322	Schneider Electric SE	8,485,796
34,211	SCOR SE	1,340,533
1,306	Societe BIC SA	214,734
176,740	Societe Generale	8,425,504
39,631	Suez Environnement Co	750,791
1,081,574	Total SA	53,557,835
90,110	Veolia Environnement SA	2,158,203
23,530	Vinci SA	1,528,538
689,933	Vivendi SA	14,492,450

	Total France	222,581,734

	Germany — 12.8%
152,671	Allianz SE (Registered)	26,975,546
38,923	Aurubis AG	2,418,947
561,433	BASF SE	46,338,188
191,844	Bayerische Motoren Werke AG	20,892,985
533,358	Daimler AG	47,609,543
169,006	Deutsche Lufthansa AG (Registered) *	2,419,035
1,033,936	Deutsche Telekom AG (Registered)	19,056,262
20,487	Duerr AG	1,766,924
23,645	Fresenius Medical Care AG & Co	1,950,118
18,691	Hannover Rueck SE	2,184,308
22,100	HeidelbergCement AG	1,756,660
89,581	K+S AG (Registered)	2,543,767
86,244	Metro AG	2,869,136
54,032	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	10,864,943
96,989	ProSiebenSat.1 Media SE	5,082,676
101,982	RWE AG	1,165,879
275,923	Siemens AG (Registered)	28,662,765
17,001	Volkswagen AG	2,530,899

	Total Germany	227,088,581

	Hong Kong — 2.3%
192,000	Bank of East Asia Ltd (The)	696,572
1,558,500	BOC Hong Kong Holdings Ltd	4,817,086
152,000	Cathay Pacific Airways Ltd	268,453
353,000	CK Hutchison Holdings Ltd	4,605,454
1,840,000	Esprit Holdings Ltd	2,031,254
347,000	Hang Lung Properties Ltd	819,542
133,900	Hang Seng Bank Ltd	2,426,329
275,000	Henderson Land Development Co Ltd	1,696,136
90,000	HKT Trust & HKT Ltd	112,835
88,300	Hongkong Land Holdings Ltd	616,721
10,000	Kerry Properties Ltd.	28,342
274,500	Link (REIT)	1,676,336
1,060,000	New World Development Co Ltd	1,060,622
89,000	Power Assets Holdings Ltd	792,439
396,000	Sino Land Co Ltd	582,093
791,000	SJM Holdings Ltd	580,822
462,392	Sun Hung Kai Properties Ltd	5,730,124
143,200	Swire Properties Ltd	413,720

Shares	Description	Value ($)
	Hong Kong — continued
299,500	Swire Pacific Ltd	3,293,984
260,000	Techtronic Industries Co Ltd	1,059,527
558,000	Wharf Holdings Ltd (The)	3,177,327
75,000	Wheelock & Co Ltd	324,390
3,738,000	Xinyi Glass Holdings Ltd	1,995,135
249,000	Yue Yuen Industrial Holdings	895,069

	Total Hong Kong	39,700,312

	Ireland — 0.2%
111,405	CRH Plc	3,271,566

	Israel — 0.2%
72,234	Bank Hapoalim BM	373,257
30,253	Bank Leumi Le-Israel BM *	109,266
471,139	Bezeq Israeli Telecommunication Corp Ltd	1,012,888
23,400	Check Point Software Technologies Ltd *	2,042,586

	Total Israel	3,537,997

	Italy — 2.4%
2,593,251	Enel SPA	11,421,996
1,057,891	ENI SPA	17,204,955
24,737	EXOR SPA	1,108,130
2,952	Fiat Chrysler Automobiles NV *	42,142
100,601	Finmeccanica SPA *	1,455,223
305,845	Mediaset SPA	1,343,976
106,673	Mediolanum SPA	877,531
7,692	Snam Rete Gas SPA	39,046
2,744,055	Telecom Italia SPA *	3,544,545
4,994,842	Telecom Italia SPA-Di RISP	5,746,431

	Total Italy	42,783,975

	Japan — 21.8%
252,800	Aeon Co Ltd	3,923,645
97,700	Aisin Seiki Co Ltd	3,914,274
160,000	Aozora Bank Ltd	564,322
443,000	Asahi Glass Co Ltd	2,606,145
603,000	Asahi Kasei Corp	4,122,586
263,000	Bank of Yokohama Ltd (The)	1,547,854
180,100	Bridgestone Corp	6,414,976
323,400	Canon Inc	9,772,828
31,100	Central Japan Railway Co	5,557,522
153,000	Chiba Bank Ltd (The)	1,054,790
52,200	Chubu Electric Power Co Inc	720,184
90,400	Daihatsu Motor Co Ltd	1,172,945
63,200	Daiichi Sankyo Co Ltd	1,301,922
28,701	Daito Trust Construction Co Ltd	2,982,384
113,600	Daiwa House Industry Co Ltd	3,167,997
99,000	Daiwa Securities Group Inc	640,423
3,100	Dentsu Inc	174,042
18,000	East Japan Railway Co	1,700,356
100,600	Fuji Heavy Industries Ltd	4,162,594

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
209,400	FujiFilm Holdings Corp	8,469,262
143,974	Haseko Corp	1,610,065
479,700	Honda Motor Co Ltd	15,660,340
28,500	Hoya Corp	1,155,447
447,000	Inpex Corp	4,436,639
85,600	Isuzu Motors Ltd	962,717
1,379,400	Itochu Corp	16,803,574
51,300	Japan Airlines Co Ltd	1,752,895
79,900	JFE Holdings Inc	1,259,442
436,730	JX Holdings Inc	1,771,606
91,920	K’s Holdings Corp	3,353,725
986,000	Kawasaki Kisen Kaisha Ltd	2,024,726
654,524	KDDI Corp	16,235,198
638,000	Kobe Steel Ltd	745,666
7,600	Koito Manufacturing Co Ltd	308,357
82,600	Komatsu Ltd	1,368,069
32,000	Konica Minolta Inc	336,551
279,600	Leopalace21 Corp *	1,637,455
1,227,400	Marubeni Corp	6,792,299
408,900	Mitsubishi Chemical Holdings Corp	2,677,729
897,200	Mitsubishi Corp	15,093,426
142,000	Mitsubishi Electric Corp	1,571,483
2,100	Mitsubishi Motors Corp	18,697
3,954,600	Mitsubishi UFJ Financial Group Inc	25,408,990
1,084,000	Mitsui & Co Ltd	13,290,334
3,478,400	Mizuho Financial Group Inc	7,023,815
24,300	MS&AD Insurance Group Holdings Inc	685,557
17,700	Nexon Co Ltd	281,991
82,900	Nippon Steel & Sumitomo Metal Corp	1,663,406
655,200	Nippon Telegraph & Telephone Corp	24,320,253
560,000	Nippon Yusen Kabushiki Kaisha	1,457,153
55,008	Nipro Corp	603,524
2,734,700	Nissan Motor Co Ltd	29,209,471
29,600	Nitori Holdings Co Ltd	2,439,346
27,000	Nitto Denko Corp	1,818,024
4,500	NOK Corp	121,336
463,400	Nomura Holdings Inc	2,739,145
68,897	North Pacific Bank Ltd	256,179
654,800	NTT Docomo Inc	12,384,082
282,800	ORIX Corp	4,082,949
651,000	Osaka Gas Co Ltd	2,416,780
144,200	Otsuka Holdings Co Ltd	4,778,868
583,900	Resona Holdings Inc	2,849,961
325,200	Ricoh Co Ltd	3,335,879
10,148	Ryohin Keikaku Co Ltd	2,190,080
103,400	Sekisui Chemical Co Ltd	1,233,392
231,800	Sekisui House Ltd	3,922,075
214,000	Shinsei Bank Ltd	406,673
24,000	Shizuoka Bank Ltd (The)	234,520
1,249,100	Sojitz Corp	2,741,547
27,400	Sompo Japan Nipponkoa Holdings Inc	845,065
87,200	Sony Corp	2,259,356
31,500	Sony Financial Holdings Inc	580,466

Shares	Description	Value ($)
	Japan — continued
218,000	Sumitomo Chemical Co Ltd	1,249,878
726,700	Sumitomo Corp	7,711,016
58,400	Sumitomo Electric Industries Ltd	831,005
220,000	Sumitomo Metal Mining Co Ltd	2,480,951
461,300	Sumitomo Mitsui Financial Group Inc	17,607,337
505,000	Sumitomo Mitsui Trust Holdings Inc	1,927,652
3,800	Suruga Bank Ltd	76,887
6,800	Suzuki Motor Corp	209,086
108,400	T&D Holdings Inc	1,519,786
71,100	Takeda Pharmaceutical Co., Ltd	3,459,710
115,600	Tokio Marine Holdings Inc	4,263,810
297,600	Tokyo Electric Power Co Inc (The) *	1,823,154
129,000	Tokyo Gas Co Ltd	616,440
40,000	TonenGeneral Sekiyu KK	386,245
28,000	Toppan Printing Co Ltd	245,646
11,000	Toyota Industries Corp	583,347
273,700	Toyota Motor Corp	17,034,025
197,900	Toyota Tsusho Corp	4,640,770
4,900	USS Co Ltd	78,007
28,900	West Japan Railway Co	1,825,242
38,700	Yamaha Motor Co Ltd	944,791

	Total Japan	386,642,159

	Malta — 0.0%
15,998,662	BGP Holdings Plc *	—

	Netherlands — 2.4%
394,342	Aegon NV	2,405,094
22,723	Boskalis Westminster	1,010,433
16,778	Heineken Holding NV	1,316,997
16,414	Heineken NV	1,455,282
802,691	ING Groep NV CVA	11,034,841
574,028	Koninklijke Ahold NV	12,493,491
16,052	Koninklijke DSM NV	816,047
13,974	Koninklijke KPN NV	53,124
382,522	PostNL NV *	1,276,829
118,622	Unilever NV CVA	5,209,639
28,280	Wereldhave NV (REIT)	1,580,876
121,130	Wolters Kluwer NV	4,182,244

	Total Netherlands	42,834,897

	New Zealand — 0.2%
386,066	Fletcher Building Ltd	1,851,108
953,461	Spark New Zealand Ltd	2,094,298

	Total New Zealand	3,945,406

	Norway — 1.3%
141,532	DNB ASA	1,860,301
519,987	Statoil ASA	8,004,826
357,420	Telenor ASA	6,213,014
163,883	Yara International ASA	7,578,777

	Total Norway	23,656,918

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Portugal — 0.2%
1,238,166	EDP-Energias de Portugal SA	4,125,078

	Singapore — 0.4%
181,400	CapitaLand Ltd	387,999
254,100	DBS Group Holdings Ltd	2,968,376
192,546	Ezra Holdings Ltd *	14,337
9,631,500	Golden Agri-Resources Ltd	2,453,334
73,000	Oversea-Chinese Banking Corp Ltd	448,210

	Total Singapore	6,272,256

	Spain — 2.9%
39,081	ACS Actividades de Construccion y Servicios SA	1,272,488
55,515	Enagas	1,652,807
133,667	Endesa SA	2,762,747
124,835	Gas Natural SDG SA	2,697,722
2,118,495	Iberdrola SA	14,824,101
54,209	International Consolidated Airlines Group SA *	461,086
377,783	Mapfre SA	1,035,203
16,121	Red Electrica Corp SA	1,381,623
549,165	Repsol YPF SA	7,142,411
1,520,420	Telefonica SA	18,712,737

	Total Spain	51,942,925

	Sweden — 1.4%
1,006,054	Ericsson LM – Class B	9,765,688
18,663	Industrivarden AB – C Shares	334,034
43,058	Investor AB – B Shares	1,640,127
430,600	Sandvik AB	4,453,525
90,803	Skanska AB – B Shares	1,804,530
827,439	TeliaSonera AB	4,066,595
332,987	Volvo AB – Class B	3,437,401

	Total Sweden	25,501,900

	Switzerland — 3.2%
109,608	ABB Ltd (Registered) *	2,075,126
7,196	Baloise Holding AG (Registered)	874,220
142	Helvetia Holding AG (Registered)	75,522
63,367	LafargeHolcim Ltd (Registered)	3,384,940
192	LafargeHolcim Ltd (Registered) *	10,274
285,377	Nestle SA (Registered)	21,151,934
11,634	Swatch Group AG (The)	4,079,272
6,539	Swiss Life Holding AG (Registered) *	1,649,571
101,407	Swiss Re AG	9,663,356
6,563	Swisscom AG (Registered)	3,231,888
37,526	Zurich Insurance Group AG *	9,876,644

	Total Switzerland	56,072,747

	United Kingdom — 19.2%
51,320	3i Group Plc	388,381
765,732	AstraZeneca Plc	51,957,656

Shares	Description	Value ($)
	United Kingdom — continued
611,546	BAE Systems Plc	4,756,518
14,367	Berkeley Group Holdings Plc	694,711
6,229,221	BP Plc	36,001,411
355,033	British American Tobacco Plc	20,661,145
734,285	BT Group Plc	5,479,279
65,001	Bunzl Plc	1,879,021
3,490,955	Centrica Plc	11,453,791
270,977	Compass Group Plc	4,711,534
104,965	Direct Line Insurance Group Plc	650,932
230,590	Drax Group Plc	780,997
2,414,640	GlaxoSmithKline Plc	49,073,001
661,383	Home Retail Group Plc	1,023,724
177,691	HSBC Holdings Plc	1,417,780
34,972	Imperial Tobacco Group Plc	1,888,979
716,130	J Sainsbury Plc	2,736,410
1,026,617	Kingfisher Plc	5,458,847
405,964	Legal & General Group Plc	1,659,240
692,769	Marks & Spencer Group Plc	5,238,450
1,225	National Grid Plc	17,073
183	Next Plc	21,819
336,437	Old Mutual Plc	1,058,672
354,337	Pearson Plc	4,410,577
30,728	Persimmon Plc *	885,736
214,889	Reckitt Benckiser Group Plc	20,149,235
756,169	Royal Dutch Shell Plc A Shares (London)	18,764,699
639,637	Royal Dutch Shell Plc B Shares (London)	15,912,490
110,336	Royal Mail Plc	806,903
225,144	Sage Group Plc (The)	1,986,490
156,937	Scottish & Southern Energy Plc	3,385,135
103,187	Standard Chartered Plc	865,265
228,471	Standard Life Plc	1,432,874
6,199,436	Tesco Plc *	15,600,901
3,028	Unilever Plc	129,250
10,260,057	Vodafone Group Plc	34,528,624
72,936	WH Smith Plc	1,904,992
1,769,285	WM Morrison Supermarket Plc	4,054,366
283,576	WPP Plc	6,553,646

	Total United Kingdom	340,380,554

	TOTAL COMMON STOCKS (COST $1,754,593,078)	1,665,691,345

	PREFERRED STOCKS — 0.9%

	Germany — 0.9%
151,831	Porsche Automobil Holding SE	7,950,172
61,166	Volkswagen AG	8,478,029

	Total Germany	16,428,201

	TOTAL PREFERRED STOCKS (COST $25,847,269)	16,428,201

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		RIGHTS/WARRANTS — 0.0%

		Spain — 0.0%
	1,520,420	Telefonica SA Rights, Expires 12/02/15 *	550,995

		United Kingdom — 0.0%
	29,482	Standard Chartered Plc Rights, Expires 12/10/15 *	40,407

		TOTAL RIGHTS/WARRANTS (COST $734,105)	591,402

		MUTUAL FUNDS — 4.2%

		United States — 4.2%
		Affiliated Issuers
	2,939,440	GMO U.S. Treasury Fund	73,485,994

		TOTAL MUTUAL FUNDS (COST $73,487,588)	73,485,994

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
JPY	141,108,240	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 12/01/15	1,146,289
USD	2,031,910	BNP Paribas (Paris) Time Deposit, 0.06%, due 12/01/15	2,031,910
EUR	14,510	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.22)%, due 12/01/15	15,331
HKD	1,109,741	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/01/15	143,129
NZD	39	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.60%, due 12/01/15	26
GBP	185,249	DnB Nor Bank (Oslo) Time Deposit, 0.08%, due 12/01/15	279,003
NOK	702,016	DnB Nor Bank (Oslo) Time Deposit, 0.14%, due 12/01/15	80,779
CAD	106,523	Royal Bank of Canada (Toronto) Time Deposit, 0.05%, due 12/01/15	79,766

		Total Time Deposits	3,776,233

		TOTAL SHORT-TERM INVESTMENTS (COST $3,776,233)	3,776,233

		TOTAL INVESTMENTS — 99.4% (Cost $1,858,438,273)	1,759,973,175
		Other Assets and Liabilities (net) — 0.6%	10,762,440

		TOTAL NET ASSETS — 100.0%	$1,770,735,615

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
409	Euro STOXX 50	December 2015	$15,120,645	$662,045
78	FTSE 100	December 2015	7,460,817	290,384
12	Hang Seng	December 2015	1,694,288	(46,436)
29	SPI 200	December 2015	2,715,721	89,071
67	TOPIX	December 2015	8,611,586	51,610

			$35,603,057	$1,046,674

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Written Options

Equity Options

Number of Contracts		Expiration Date	Descriptions	Premiums	Value
Put	309	12/18/15	Valeant Pharmaceuticals International, Inc., Strike 100.00	$425,529	$(370,800)

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

CVA	- Certificaaten van aandelen (Share Certificates)

GDR	- Global Depository Receipt

REIT	- Real Estate Investment Trust

*	Non-income producing security.

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

USD - United States Dollar

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.8%

	Australia — 1.2%
37,604	Adelaide Brighton Ltd	117,796
85,292	AusNet Services	92,649
799,578	Beach Energy Ltd	298,053
68,139	Challenger Ltd	414,658
55,392	Dexus Property Group (REIT)	307,058
151,389	Downer Edi Ltd	393,892
54,372	GPT Group (The) (REIT)	181,251
68,637	Investa Office Fund (REIT)	191,095
146,838	Mirvac Group (REIT)	197,330
54,504	Primary Health Care Ltd	126,249
236,910	TABCORP Holdings Ltd	781,767
87,527	Vicinity Centres (REIT)	171,204

	Total Australia	3,273,002

	Austria — 0.4%
3,698	Flughafen Wien AG	345,798
1,761,602	Immofinanz AG (Entitlement Shares) *	—
16,280	Oesterreichische Post AG	583,580
13,168	RHI AG	264,176

	Total Austria	1,193,554

	Belgium — 1.2%
35,597	bpost SA	864,217
5,391	Delhaize Group	539,757
3,593	Elia System Operator SA/NV	161,090
9,095	GIMV NV	418,941
14,322	Mobistar SA *	318,419
1,741	Tessenderlo Chemie NV – STRIP VVPR *	15
24,070	Umicore SA	994,884

	Total Belgium	3,297,323

	Brazil — 0.1%
132,600	Centrais Eletricas Brasileiras SA *	198,153
2,900	Cia de Saneamento de Minas Gerais-COPASA *	12,248
10,400	Grendene SA	45,792

	Total Brazil	256,193

	Canada — 2.7%
23,400	ARC Resources Ltd	320,656
111,200	Bankers Petroleum Ltd *	130,731
65,100	Baytex Energy Corp	270,549
101,500	BlackBerry Ltd *	807,166
110,700	Bonavista Energy Corp	200,602
125,600	Canadian oil Sands Ltd	805,074
20,000	Celestica Inc *	225,542
700	Dorel Industries Inc – Class B	16,123
60,300	Enerplus Corp	296,206
20,300	Freehold Royalties Ltd	177,090
5,600	Linamar Corp	316,010

Shares	Description	Value ($)
	Canada — continued
126,800	Lundin Mining Corp *	346,565
48,800	MEG Energy Corp *	408,905
162,500	Pacific Exploration and Production Corp	226,328
41,600	Parex Resources Inc *	340,164
175,100	Pengrowth Energy Corp	149,473
326,500	Penn West Petroleum Ltd	349,616
30,000	Peyto Exploration & Development Corp	609,907
58,400	Raging River Exploration Inc *	378,270
30,200	Vermilion Energy Inc	904,338

	Total Canada	7,279,315

	China — 2.4%
345,500	Agile Property Holdings Ltd	187,022
2,080,000	Bosideng International Holdings Ltd	185,623
956,000	China BlueChemical Ltd – Class H	259,705
998,000	China Communications Services Corp Ltd – Class H	386,969
647,000	China Lesso Group Holdings Ltd	513,558
144,000	China National Building Material Co Ltd – Class H	77,298
586,000	China Shanshui Cement Group Ltd * (a)	—
795,000	Dah Chong Hong Holdings Ltd	400,564
527,000	Digital China Holdings Ltd	602,533
40,000	Far East Horizon Ltd	34,716
2,663,000	GOME Electrical Appliances Holding Ltd	460,580
48,000	Haitian International Holdings Ltd	74,228
418,000	Harbin Power Equipment Co Ltd	208,905
1,272,000	Hengdeli Holdings Ltd	177,890
896,000	Huabao International Holdings Ltd *	284,027
310,500	Kingboard Chemical Holdings Ltd	447,987
523,500	Kingboard Laminates Holdings Ltd.	220,760
928,000	Real Nutriceutical Group Ltd	119,689
104,000	Shanghai Industrial Holdings Ltd	273,859
72,000	Shenzhen Expressway Co Ltd – Class H	59,509
249,500	Shenzhen International Holdings Ltd	409,958
1,236,173	Shenzhen Investment Ltd	534,058
474,000	Sichuan Expressway Co Ltd – Class H	160,186
547,724	Skyworth Digital Holdings Ltd	358,029
54,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	49,818
64,000	Yuexiu Transport Infrastructure Ltd	42,620

	Total China	6,530,091

	Denmark — 0.9%
7,198	D/S Norden A/S *	134,942
9,183	FLSmidth & Co A/S	333,338
29,449	H Lundbeck A/S *	893,960
7,777	ISS A/S	271,213
62,784	TDC A/S	329,213
5,177	William Demant Holding A/S *	496,723

	Total Denmark	2,459,389

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Finland — 3.2%
17,817	Amer Sports Oyj – Class A	518,244
9,536	Cargotec Oyj Class B	350,042
44,897	Elisa Oyj	1,671,017
33,531	Kesko Oyj – Class B	1,112,251
14,507	Konecranes Oyj	401,802
37,497	Metso Oyj	929,784
13,555	Neste Oyj	390,134
33,466	Nokian Renkaat Oyj	1,311,001
25,852	Orion Oyj – Class B	862,284
27,341	Tieto Oyj	696,882
27,838	Valmet Oyj	265,897
36,736	YIT Oyj	202,231

	Total Finland	8,711,569

	France — 3.9%
3,698	Casino Guichard-Perrachon SA	211,270
27,832	CGG SA *	93,352
13,959	Eiffage SA	877,683
36,698	Etablissements Maurel et Prom *	118,123
277	Euler Hermes Group	24,820
53,687	Havas SA	452,361
10,554	Imerys SA	714,444
14,394	IPSOS	300,915
37,274	Lagardere SCA	1,099,258
34,393	Metropole Television SA	638,614
12,729	Neopost SA	331,738
17,106	Peugeot SA *	305,144
20,548	Rallye SA	386,513
116,019	Rexel SA	1,587,677
10,018	Seb SA	1,025,447
40,886	Societe Television Francaise 1	498,190
35,630	Solocal Group *	284,104
18,256	Suez Environnement Co	345,851
31,433	UbiSoft Entertainment SA *	879,225
21,912	Veolia Environnement SA	524,809

	Total France	10,699,538

	Germany — 6.4%
8,068	Aurubis AG	501,402
20,465	Axel Springer SE	1,140,591
6,545	Bechtle AG	618,568
18,609	Bilfinger SE	878,678
10,787	DMG Mori AG	441,175
10,000	ElringKlinger AG	251,122
6,342	Fraport AG Frankfurt Airport Services Worldwide	387,067
56,194	Freenet AG	1,888,657
3,783	Hannover Rueck SE	442,097
60,833	K+S AG (Registered)	1,727,431
17,508	KION Group AG *	864,727
27,968	Kloeckner & Co SE	238,849
11,593	Leoni AG	445,458

Shares	Description	Value ($)
	Germany — continued
6,997	MTU Aero Engines Holding AG	693,666
23,208	Osram Licht AG	977,568
2,297	Pfeiffer Vacuum Technology AG	252,396
7,178	ProSiebenSat.1 Media SE (Registered)	376,161
17,192	Rheinmetall AG	1,088,686
22,729	Rhoen-Klinikum AG	656,522
13,147	Salzgitter AG	322,459
30,203	Software AG	806,105
25,856	Stada Arzneimittel AG	985,321
38,429	Suedzucker AG	725,123
11,641	Wincor Nixdorf AG	588,057

	Total Germany	17,297,886

	Greece — 0.2%
42,370	Motor Oil (Hellas) Corinth Refineries SA *	470,142

	Hong Kong — 1.2%
196,000	Champion (REIT)	100,219
16,800	Dah Sing Financial Holdings Ltd	87,136
85,000	Hysan Development Co Ltd	358,465
132,500	Kerry Properties Ltd.	375,528
132,000	Luk Fook Holdings International Ltd.	301,013
268,000	Man Wah Holdings Ltd.	313,925
1,017,000	PCCW Ltd	602,218
352,000	Texwinca Holdings Ltd.	359,659
732,000	Xinyi Glass Holdings Ltd	390,701
121,000	Yue Yuen Industrial Holdings	434,953

	Total Hong Kong	3,323,817

	Hungary — 0.2%
302,663	Magyar Telekom Telecommunications Plc *	413,335

	India — 0.1%
239,186	Jindal Steel & Power Ltd *	326,199

	Indonesia — 0.1%
3,756,600	Adaro Energy Tbk PT	149,129
42,939,000	Bakrie & Brothers Tbk PT *	108,628

	Total Indonesia	257,757

	Ireland — 0.6%
66,798	C&C Group Plc	258,997
6,417	Paddy Power Plc	813,937
24,647	Smurfit Kappa Group Plc	671,384

	Total Ireland	1,744,318

	Israel — 0.4%
25,233	Bank Leumi Le-Israel BM *	91,135
255,617	Bezeq The Israeli Telecommunication Corp Ltd	549,544
269,366	Israel Discount Bank Ltd – Class A *	496,217

	Total Israel	1,136,896

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Italy — 4.1%
539,362	A2A SPA	757,123
29,529	Ansaldo STS SPA	304,853
23,990	Astaldi SPA	144,055
25,201	Autostrada Torino-Milano SPA	327,405
31,172	Buzzi Unicem SPA	559,501
44,430	Cementir SPA	275,730
37,372	Danieli & Co SPA – RSP	525,841
3,397	De’Longhi SPA	93,280
2,519	DiaSorin SPA	129,375
37,137	Finmeccanica SPA *	537,198
316,027	Hera SPA	800,963
361,615	Iren SPA	565,313
65,873	Italcementi SPA-Di RISP	713,878
277,002	Mediaset SPA	1,217,231
17,851	Mediolanum SPA	146,849
46,950	Prysmian SPA	1,025,601
45,375	Recordati SPA	1,127,023
71,577	Salini Impregilo SPA	310,082
19,554	Societa Cattolica di Assicurazioni SCRL	152,543
57,453	Societa Iniziative Autostradali e Servizi SPA	618,275
4,469	Tod’s SPA	355,702
68,760	Unipol Gruppo Finanziario SPA	342,502

	Total Italy	11,030,323

	Japan — 26.6%
7,950	Adastria Co Ltd	468,071
34,800	Alfresa Holdings Corp	689,962
18,200	Alpen Co Ltd	306,403
37,600	Alps Electric Co Ltd	1,183,151
18,300	Aoyama Trading Co Ltd	679,567
60,300	Asatsu-DK Inc	1,456,149
17,000	Benesse Corp	431,224
27,100	BIC Camera Inc	248,384
85,300	Brother Industries Ltd	1,020,780
62,000	Calsonic Kansei Corp	539,005
31,700	Chiba Kogyo Bank Ltd (The)	194,149
13,100	Coca-Cola West Co Ltd	265,038
10,900	Cocokara fine Inc	428,653
22,300	Daicel Corp	326,227
47,600	Daihatsu Motor Co Ltd	617,612
20,800	Daiichikosho Co Ltd	681,498
53,500	DCM Holdings Co Ltd	367,139
57,900	Dena Co Ltd	912,101
147,000	Denka Co Ltd	649,236
242,000	DIC Corp	697,472
13,200	Electric Power Development Co Ltd	421,748
18,700	FamilyMart Co Ltd	834,430
8,800	Foster Electric Co Ltd	208,496
14,400	Fuji Soft Inc	320,995
72,000	Fukuoka Financial Group Inc	349,222
96,800	Futaba Industrial Co Ltd	412,985
194,000	Godo Steel Ltd	375,751

Shares	Description	Value ($)
	Japan — continued
18,100	Gree Inc	88,083
35,900	Gulliver International Co Ltd	336,047
190,000	Gunze Ltd	572,861
183,000	Hanwa Co Ltd	814,432
13,800	Heiwa Corp	258,636
32,300	Hitachi Chemical Co Ltd	537,972
20,700	Hitachi Construction Machinery Co Ltd	325,080
6,000	Horiba Ltd	223,625
335,000	Ishihara Sangyo Kaisha Ltd *	299,307
37,700	IT Holdings Corp	912,550
42,900	Itochu Enex Co Ltd	349,104
14,800	Itochu Techno-Solutions Corp	305,209
66,700	Japan Display Inc *	203,081
17,300	Japan Petroleum Exploration Co	479,480
35,400	JSR Corp	556,994
19,400	K’s Holdings Corp	707,814
9,900	Kaken Pharmaceutical Co Ltd	698,519
32,100	Kamei Corp	351,653
93,000	Kaneka Corp	916,690
380,000	Kanematsu Corp	636,122
259,000	Kawasaki Kisen Kaisha Ltd	531,850
16,100	Keihin Corp	263,483
10,600	Kewpie Corp	254,290
246,000	Kobe Steel Ltd	287,514
58,900	Kohnan Shoji Co Ltd	846,489
11,400	Komeri Co Ltd	253,637
70,300	Konica Minolta Holdings Inc	739,361
33,000	Krosaki Harima Corp	70,241
180,000	Kurabo Industries Ltd	326,159
83,300	Kuraray Co Ltd	1,060,339
25,100	Kurita Water Industries Ltd	540,722
28,800	Maruha Nichiro Corp	458,190
44,900	Medipal Holdings Corp	786,366
19,800	Miraca Holdings Inc	879,332
47,200	Misawa Homes Co Ltd	361,029
27,300	MISUMI Group Inc	370,252
129,000	Mitsubishi Materials Corp	455,265
203,000	Mitsubishi Steel Manufacturing Co Ltd	412,268
33,800	Mitsubishi UFJ Lease & Finance Co Ltd	177,693
126,000	Mitsui Chemicals Inc	524,468
317,000	Mitsui Engineering & Shipbuilding Co Ltd	520,516
166,000	Mitsui Mining & Smelting Co Ltd	319,639
153,000	Mitsui OSK Lines Ltd	398,978
147,000	Morinaga Milk Industry Co Ltd	684,166
22,500	Namura Shipbuilding Co Ltd	207,067
43,900	Nexon Co Ltd	699,402
55,800	NHK Spring Co Ltd	573,644
73,000	Nichias Corp	478,132
87,400	Nikon Corp	1,174,253
233,300	Nippon Light Metal Holdings Co Ltd	416,671
43,000	Nippon Paper Industries Co Ltd	691,835
55,000	Nippon Soda Co Ltd	332,927

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
32,000	Nippon Synthetic Chemical Industry Co Ltd	238,870
137,000	Nippon Electric Glass Co Ltd	760,932
68,000	Nippon Flour Mills Co Ltd	463,645
13,860	Nippon Steel & Sumitomo Metal Corp	278,104
256,000	Nippon Yusen Kabushiki Kaisha	666,127
43,900	Nipro Corp	481,651
47,000	Nishi-Nippon City Bank Ltd (The)	124,458
33,400	Nissan Shatai Co Ltd	381,295
48,400	Nisshin Seifun Group Inc	760,203
24,100	NOK Corp	649,824
19,200	Nomura Real Estate Holdings Inc	375,990
132,000	OJI Paper Co Ltd	571,800
19,600	Okinawa Electric Power Co	454,351
186,700	Orient Corp *	360,925
76,000	Press Kogyo Co Ltd	350,207
49,000	Rengo Co Ltd	217,724
21,500	Rohto Pharmaceutical Co Ltd	413,886
3,800	Round One Corp	16,510
175,000	Ryobi Ltd	649,377
11,400	Sankyo Co Ltd	451,275
66,000	Sankyu Inc	329,515
32,900	SBI Holdings Inc	372,661
45,800	Sega Sammy Holdings Inc	494,839
10,000	Shimamura Co Ltd	1,220,126
31,000	ShinMaywa Industries Ltd	299,366
31,100	Showa Corp	300,541
481,000	Showa Denko KK	633,073
49,700	Showa Shell Sekiyu KK	438,281
47,400	Sodick Co Ltd	388,475
568,200	Sojitz Corp	1,247,096
62,400	Sumitomo Forestry Co Ltd	840,268
157,000	Sumitomo Heavy Industries Ltd	744,322
69,000	Sumitomo Rubber Industries Ltd	932,552
7,600	Sundrug Co Ltd	490,242
24,000	Suzuken Co Ltd	935,243
42,400	T-Gaia Corp	515,162
97,000	Takashimaya Co Ltd	884,781
21,100	Toho Holdings Co Ltd	523,742
16,500	Tokai Rika Co Ltd	381,157
187,000	Tokuyama Corp *	399,450
138,000	Toppan Printing Co Ltd	1,210,685
147,000	Topy Industries Ltd	350,713
54,000	Toshiba TEC Corp	161,870
139,000	Tosoh Corp	779,480
32,000	Toyo Tire & Rubber Co Ltd	692,608
20,800	Toyoda Gosei Co Ltd	494,551
10,000	Toyo Suisan Kaisha Ltd	358,204
23,200	TS Tech Co Ltd	651,022
28,500	Tsumura & Co	783,812
5,600	Tsuruha Holdings Inc	500,724
433,000	Ube Industries Ltd	921,093
13,600	Unipres Corp	324,454

Shares	Description	Value ($)
	Japan — continued
99,600	UNY Co Ltd	606,507
15,500	Xebio Co Ltd	295,784
243,800	Yamada Denki Co Ltd	1,099,234
12,000	Yamaguchi Financial Group Inc	139,182
43,700	Yokohama Rubber Co Ltd (The)	751,974
34,000	Zeon Corp	272,430

	Total Japan	72,187,258

	Mexico — 0.0%
70,500	OHL Mexico SAB de CV *	84,498

	Netherlands — 2.6%
36,084	Aalberts Industries NV	1,190,351
23,256	Arcadis NV	561,792
20,324	ASM International NV	811,407
20,391	Boskalis Westminster	906,735
54,573	Delta Lloyd NV	392,546
15,556	Koninklijke Ten Cate NV	404,436
286,872	PostNL NV *	957,557
88,711	TNT Express NV	722,353
43,206	TomTom NV *	538,485
13,312	Wolters Kluwer NV	459,622

	Total Netherlands	6,945,284

	Norway — 0.7%
22,990	Det Norske Oljeselskap ASA *	151,209
54,803	Petroleum Geo-Services ASA	256,670
69,602	Storebrand ASA *	256,423
94,326	Subsea 7 SA *	747,705
31,954	TGS Nopec Geophysical Co ASA	612,702

	Total Norway	2,024,709

	Poland — 0.4%
31,543	Asseco Poland SA	447,464
22,218	Enea SA	63,281
30,419	Grupa Lotos SA *	214,480
678,990	Tauron Polska Energia SA	476,863

	Total Poland	1,202,088

	Portugal — 0.5%
71,061	CTT-Correios de Portugal SA	657,121
77,861	Portucel Empresa Produtora de Pasta e Papel SA	311,128
287,038	Sonae	338,613

	Total Portugal	1,306,862

	Russia — 0.4%
40,867	Severstal PAO GDR (Registered Shares)	436,998
19,757	Tatneft PAO Sponsored ADR	581,048

	Total Russia	1,018,046

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Singapore — 0.5%
188,200	Ascendas Real Estate Investment Trust	318,574
138,300	CapitaLand Commercial Trust Ltd (REIT)	128,235
158,600	CapitaLand Mall Trust (REIT)	213,762
124,300	Mapletree Greater China Commercial Trust (REIT)	80,957
89,400	Mapletree Industrial Trust (REIT)	95,988
133,400	Mapletree Logistics Trust (REIT)	95,016
75,500	Suntec Real Estate Investment Trust	82,029
39,600	UOL Group Ltd	171,234
186,700	Yangzijiang Shipbuilding Holdings Ltd	145,448

	Total Singapore	1,331,243

	South Africa — 0.8%
54,086	Barloworld Ltd	285,314
20,954	Clicks Group Ltd	140,588
195,248	Gold Fields Ltd	498,221
4,627	Hyprop Investments Ltd (REIT)	38,496
11,719	Imperial Holdings Ltd	122,922
90,551	Lewis Group Ltd	289,832
4,540	Liberty Holdings Ltd	40,696
21,915	MMI Holdings Ltd	35,826
90,143	SA Corporate Real Estate Fund Nominees Pty Ltd	29,327
119,130	Telkom South Africa Ltd	508,758
27,558	Truworths International Ltd	179,957

	Total South Africa	2,169,937

	South Korea — 1.7%
9,756	BNK Financial Group Inc	81,869
6,258	Daelim Industrial Co Ltd	389,200
517	Dongbu Insurance Co Ltd	27,706
40	Dongwon Industries Co Ltd	9,358
11,937	Hanwha Corp	374,387
1,683	Hyundai Department Store Co Ltd	183,608
8,601	Kolon Industries Inc	466,573
10,482	Korean Reinsurance Co	117,579
9,893	LF Corp	247,135
11,378	LG International Corp	357,076
3,921	LS Corp	123,997
5,667	Meritz Fire & Marine Insurance Co Ltd	73,371
4,131	SeAH Steel Corp	199,227
4,140	Shinsegae Co Ltd	893,370
4,287	SK Gas Co Ltd	297,856
43,572	SK Networks Co Ltd	229,187
22,335	Sungwoo Hitech Co Ltd	158,841
254	Taekwang Industrial Co Ltd	248,245
4,420	Tongyang Life Insurance Co Ltd	49,180

	Total South Korea	4,527,765

	Spain — 1.4%
9,675	Acciona SA	804,147
12,473	ACS Actividades de Construccion y Servicios SA	406,124

Shares	Description	Value ($)
	Spain — continued
6,150	Corp Financiera Alba SA	274,601
53,597	Distribuidora Internacional de Alimentacion SA *	338,259
30,062	Ebro Puleva SA	575,180
14,954	Enagas SA	445,214
33,596	Indra Sistemas SA *	344,433
50,556	Mediaset Espana Comunicacion SA	579,872

	Total Spain	3,767,830

	Sweden — 4.7%
104,820	ASecuritas AB – B Shares	1,597,952
24,032	Axfood AB	436,006
42,523	Betsson AB *	718,633
13,165	Fastighets AB Balder – B Shares *	277,581
44,550	Getinge AB – Class B	1,125,936
23,215	Holmen AB – Class B	734,004
139,220	Husqvarna AB – Class B	906,429
18,502	Intrum Justitia AB	631,798
22,970	JM AB	669,371
32,407	Meda AB	389,592
19,810	Modern Times Group AB – Class B	584,125
33,110	NCC AB – Class B	1,021,459
68,317	Peab AB	521,246
26,333	SAAB AB – Class B	815,460
128,867	Tele2 AB – B Shares	1,309,902
52,966	Trelleborg AB – B Shares	1,035,817

	Total Sweden	12,775,311

	Switzerland — 0.2%
422	Fischer (George) AG (Registered)	274,955
7,010	GAM Holding AG *	121,575
382	Helvetia Holding AG (Registered)	203,165
309	Sulzer AG	32,241

	Total Switzerland	631,936

	Taiwan — 1.9%
1,128,612	Acer Inc *	418,932
206,250	Coretronic Corp	182,752
159,000	Innolux Corp	48,733
252,558	Kenda Rubber Industrial Co Ltd	388,695
707,595	Lite-On Technology Corp	725,483
175,000	Micro-Star International Co Ltd	227,874
341,000	Powertech Technology Inc	735,886
430,000	ProMOS Technologies Inc * (a) (b)	—
471,000	Shin Kong Financial Holding Co Ltd	103,187
128,000	Simplo Technology Co Ltd	438,629
293,000	Synnex Technology International Corp	283,308
230,000	Tripod Technology Corp	397,088
392,000	Unimicron Technology Corp	177,982
1,431,097	Wistron Corp	747,468
423,000	WPG Holdings Co Ltd	408,943

	Total Taiwan	5,284,960

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Thailand — 0.1%
481,400	Banpu Pcl (Foreign Registered)	259,620

	Turkey — 0.4%
739,512	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS – Class D	316,094
244,876	Tekfen Holding AS	345,402
303,603	Turkiye Sise ve Cam Fabrikalari AS	306,584

	Total Turkey	968,080

	Ukraine — 0.0%
2,622	Kernel Holding SA	31,391

	United Kingdom — 25.6%
33,776	3i Group Plc	255,611
15,732	Admiral Group Plc	384,046
12,182	Aggreko Plc	184,364
26,555	Amec Foster Wheeler Plc	173,975
51,159	Amlin Plc	507,966
83,214	Ashmore Group Plc	316,494
35,733	Atkins WS Plc	850,142
7,138	AVEVA Group Plc	235,621
375,965	Balfour Beatty Plc *	1,451,966
93,133	BBA Aviation Plc	252,016
105,393	Beazley Plc	624,617
38,159	Bellway Plc	1,502,545
46,816	Berkeley Group Holdings Plc	2,263,771
25,247	Bodycote Plc	220,454
38,549	Bovis Homes Group Plc	552,621
45,990	Britvic Plc	496,467
21,063	Cable & Wireless Communications Plc	24,005
314,019	Cairn Energy Plc *	678,359
242,312	Carillion Plc	1,149,842
494,807	Centamin Plc	461,398
15,900	Close Brothers Group Plc	340,658
372,622	Cobham Plc	1,701,884
77,374	Crest Nicholson Holdings Plc	624,932
17,673	Croda International Plc	763,016
92,794	Dairy Crest Group Plc	852,963
50,423	Davis Service Group (Ordinary)	804,207
20,416	DCC Plc	1,834,583
882,337	Debenhams Plc	1,110,396
12,755	Dialog Semiconductor Plc *	475,084
60,638	Direct Line Insurance Group Plc	376,042
99,242	Drax Group Plc	336,128
272,608	DS Smith Plc	1,700,072
250,588	Electrocomponents Plc	912,735
365,655	EnQuest Plc *	123,811
419,196	Enterprise Inns Plc *	662,671
1,450	Essentra Plc	18,957
215,859	Evraz Plc *	271,108
561,692	FirstGroup Plc *	890,339
23,395	Galliford Try Plc	514,506

Shares	Description	Value ($)
	United Kingdom — continued
18,117	Go-Ahead Group Plc	717,061
71,036	Greene King Plc	908,718
49,744	Greggs Plc	930,469
129,061	Halfords Group Plc	724,809
100,997	Halma Plc	1,311,241
94,623	Henderson Group Plc	440,404
643,602	Home Retail Group Plc	996,202
45,037	HomeServe Plc	286,597
17,377	IG Group Holdings Plc	202,578
55,195	IMI Plc	792,189
180,402	Inchcape Plc	2,135,474
186,450	Informa Plc	1,751,178
1,665	Inmarsat Plc	27,956
48,157	Intermediate Capital Group Plc	444,732
66,935	Interserve Plc	535,654
34,605	John Wood Group Plc	290,914
47,501	Jupiter Fund Management Plc	336,448
93,955	KAZ Minerals Plc *	142,380
27,866	Keller Group Plc	348,111
14,636	Kier Group Plc	298,351
564,595	Ladbrokes Plc	990,013
34,364	Lancashire Holdings Ltd	351,471
144,102	Man Group Plc	353,697
378,583	Marston’s Plc	980,583
53,914	Meggitt Plc	314,414
97,044	Melrose Industries Plc	423,815
52,531	Micro Focus International Plc	1,015,454
206,027	Mitie Group Plc	989,123
256,089	National Express Group Plc	1,238,365
205,171	Ophir Energy Plc *	304,136
115,944	Pace Plc	695,488
55,954	Paragon Group of Cos Plc (The)	322,894
25,377	Petrofac Ltd	314,798
87,119	Playtech Plc	1,059,722
130,910	Premier Farnell Plc	203,957
548,257	Premier Foods Plc *	327,073
241,843	Premier Oil Plc *	258,792
8,161	Provident Financial Plc	438,918
106,284	Qinetiq Group Plc	420,556
164,511	Rexam Plc	1,434,742
263,843	Rotork Plc	722,598
38,286	RPS Group Plc	134,627
48,656	RSA Insurance Group Plc	322,596
50,877	Segro Plc (REIT)	337,725
123,383	Senior Plc	461,606
463,825	Serco Group Plc *	772,078
136,416	SIG Plc	286,963
55,511	Spectris Plc	1,486,428
19,163	Spirax-Sarco Engineering Plc	899,828
118,761	Stagecoach Group Plc	636,224
184,742	Tate & Lyle Plc	1,638,783
201,969	Thomas Cook Group Plc *	364,205

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
53,120	Tullett Prebon Plc	280,148
153,409	Tullow Oil Plc *	452,924
130,927	UBM Plc	997,270
47,026	UDG Healthcare Plc	382,960
21,256	Ultra Electronics Holdings Plc	636,093
105,394	Vesuvius Plc	538,768
27,088	Victrex Plc	788,532
34,956	Weir Group Plc	632,064
62,655	WH Smith Plc	1,636,465
368,078	William Hill Plc	1,981,852
80,384	William Morrison Supermarket Plc	184,202

	Total United Kingdom	69,534,788

	TOTAL COMMON STOCKS (COST $273,556,988)	265,752,253

	PREFERRED STOCKS — 0.8%

	Brazil — 0.5%
66,000	Banco do Estado do Rio Grande do Sul SA – Class B	92,779
156,500	Bradespar SA	214,594
109,100	Centrais Eletricas Brasileiras SA	292,369
110,800	Companhia Energetica de Sao Paulo – Class B	384,742
43,400	Companhia Paranaense de Energia – Class B	321,303
166,900	Metalurgica Gerdau SA	85,181

	Total Brazil	1,390,968

	Germany — 0.3%
3,261	Draegerwerk AG & Co	241,477
7,971	Jungheinrich AG	618,458

	Total Germany	859,935

	TOTAL PREFERRED STOCKS (COST $3,074,421)	2,250,903

	RIGHTS/WARRANTS — 0.0%

	Hong Kong — 0.0%
208,800	Real Nutriceutical Rights, Expires 10/13/15 *(c)	2,693

	Malaysia — 0.0%
11,833	Coastal Contracts Warrants, Expires 07/18/16 *	597

	South Africa — 0.0%
11,719	SA Corporate Real Estate Fund Nominees Pty Ltd Rights, Expires 12/11/15 *	81

	TOTAL RIGHTS/WARRANTS (COST $15,279)	3,371

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 0.9%

		United States — 0.9%
		Affiliated Issuers
	93,063	GMO U.S. Treasury Fund	2,326,567

		TOTAL MUTUAL FUNDS (COST $2,327,497)	2,326,567

		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposits — 0.4%
JPY	12,524,400	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 12/01/15	101,742
USD	1,011,406	BNP Paribas (Paris) Time Deposit, 0.06%, due 12/01/15	1,011,406
CAD	5,338	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 12/01/15	3,997
EUR	9,403	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.22)%, due 12/01/15	9,935
SGD	22,476	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 12/01/15	15,934
ZAR	149	Brown Brothers Harriman (Grand Cayman) Time Deposit, 5.37%, due 12/01/15	10
GBP	30,840	DnB Nor Bank (Oslo) Time Deposit, 0.08%, due 12/01/15	46,448

		Total Time Deposits	1,189,472

		TOTAL SHORT-TERM INVESTMENTS (COST $1,189,472)	1,189,472

		TOTAL INVESTMENTS — 99.9% (Cost $280,163,657)	271,522,566
		Other Assets and Liabilities (net) — 0.1%	314,150

		TOTAL NET ASSETS — 100.0%	$271,836,716

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(b)	Bankrupt issuer.
(c)	As of November 30, 2015, the parent company had postponed the expiration date.

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.4%

	Capital Goods — 8.3%
1,243,989	3M Co.	194,783,798
1,257,516	Danaher Corp.	121,211,967
123,500	Dover Corp.	8,138,650
1,418,231	Emerson Electric Co.	70,911,550
424,600	Honeywell International, Inc.	44,137,170
835,602	Illinois Tool Works, Inc.	78,529,876
247,400	Precision Castparts Corp.	57,282,996
255,971	Rockwell Automation, Inc.	27,245,553
422,100	United Technologies Corp.	40,542,705
99,400	WW Grainger, Inc.	19,933,676

	Total Capital Goods	662,717,941

	Consumer Durables & Apparel — 2.0%
286,569	Burberry Group Plc	5,371,147
177,561	LVMH Moet Hennessy Louis Vuitton SE	29,743,641
509,741	Nike, Inc. – Class B	67,428,539
39,375	Swatch Group AG	13,806,196
666,500	VF Corp.	43,122,550

	Total Consumer Durables & Apparel	159,472,073

	Consumer Services — 1.9%
3,764,289	Compass Group Plc	65,450,423
724,600	McDonald’s Corp.	82,720,336

	Total Consumer Services	148,170,759

	Food & Staples Retailing — 4.0%
400,700	Costco Wholesale Corp.	64,680,994
633,000	CVS Health Corp.	59,558,970
347,100	Sysco Corp.	14,265,810
2,968,600	Wal-Mart Stores, Inc.	174,672,424

	Total Food & Staples Retailing	313,178,198

	Food, Beverage & Tobacco — 12.7%
3,366,694	British American Tobacco Plc	195,924,465
6,395,500	Coca-Cola Co. (The)	272,576,210
2,152,320	Nestle SA (Registered)	159,528,239
937,311	PepsiCo, Inc.	93,881,070
2,971,817	Philip Morris International, Inc.	259,707,088
682,000	Reynolds American, Inc.	31,542,500

	Total Food, Beverage & Tobacco	1,013,159,572

	Health Care Equipment & Services — 13.3%
2,312,805	Abbott Laboratories	103,891,201
198,300	Anthem, Inc.	25,854,354
403,900	Becton, Dickinson and Co.	60,685,975
2,407,284	Express Scripts Holding Co. *	205,774,636
344,600	Humana, Inc.	58,120,236
50,700	Intuitive Surgical, Inc. *	26,365,014
2,757,656	Medtronic Plc	207,761,803
740,500	Stryker Corp.	71,428,630

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
521,000	St Jude Medical, Inc.	32,875,100
2,063,330	UnitedHealth Group, Inc.	232,557,924
308,667	Zimmer Biomet Holdings, Inc.	31,178,454

	Total Health Care Equipment & Services	1,056,493,327

	Household & Personal Products — 10.6%
268,253	Church & Dwight Co., Inc.	23,008,060
1,463,299	Colgate-Palmolive Co.	96,109,478
4,828,323	Procter & Gamble Co. (The)	361,351,693
1,542,311	Reckitt Benckiser Group Plc	144,615,856
2,421,370	Unilever NV CVA	106,341,564
2,610,682	Unilever Plc	111,437,015

	Total Household & Personal Products	842,863,666

	Materials — 0.9%
242,149	Johnson Matthey Plc	10,312,856
643,580	Monsanto Co.	61,243,073

	Total Materials	71,555,929

	Pharmaceuticals, Biotechnology & Life Sciences — 9.0%
88,900	Amgen, Inc.	14,321,790
2,244,422	AstraZeneca Plc	152,291,821
547,400	Eli Lilly & Co.	44,908,696
4,110,419	Johnson & Johnson	416,138,819
437,706	Novartis AG (Registered)	37,341,636
1,546,800	Pfizer, Inc.	50,688,636

	Total Pharmaceuticals, Biotechnology & Life Sciences	715,691,398

	Retailing — 0.6%
232,000	Genuine Parts Co.	21,026,160
416,778	TJX Cos, Inc. (The)	29,424,527

	Total Retailing	50,450,687

	Semiconductors & Semiconductor Equipment — 0.5%
614,765	Analog Devices, Inc.	37,887,967
91,877	Xilinx, Inc.	4,565,368

	Total Semiconductors & Semiconductor Equipment	42,453,335

	Software & Services — 22.6%
1,081,004	Accenture Plc – Class A	115,905,249
439,364	Alphabet, Inc. – Class A *	335,168,827
172,087	Alphabet, Inc. – Class C *	127,791,806
999,400	Cognizant Technology Solutions Corp. – Class A *	64,541,252
671,396	International Business Machines Corp.	93,606,030
391,900	Intuit, Inc.	39,268,380
348,300	MasterCard, Inc. – Class A	34,105,536
8,687,850	Microsoft Corp	472,184,648
9,129,057	Oracle Corp.	355,759,351
538,500	Paychex, Inc.	29,213,625

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
1,335,523	PayPal Holdings, Inc.*	47,090,541
834,684	Sage Group Plc (The)	7,364,577
361,120	SAP SE	28,517,530
1,544,500	Teradata Corp.*	46,195,995

	Total Software & Services	1,796,713,347

	Technology Hardware & Equipment — 11.1%
415,700	Amphenol Corp. – Class A	22,884,285
2,489,289	Apple, Inc.	294,482,889
11,234,198	Cisco Systems, Inc.	306,131,895
3,094,900	EMC Corp.	78,424,766
3,719,089	Qualcomm, Inc.	181,454,352

	Total Technology Hardware & Equipment	883,378,187

	Telecommunication Services — 0.9%
3,774,099	NTT Docomo, Inc.	71,378,625

	TOTAL COMMON STOCKS (COST $7,075,386,140)	7,827,677,044

	MUTUAL FUNDS — 0.7%

	Affiliated Issuers — 0.7%
2,192,543	GMO U.S. Treasury Fund	54,813,571

	TOTAL MUTUAL FUNDS (COST $54,813,571)	54,813,571

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
2,022,685	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	2,022,685

	TOTAL SHORT-TERM INVESTMENTS (COST $2,022,685)	2,022,685

	TOTAL INVESTMENTS — 99.1% (Cost $7,132,222,396)	7,884,513,300
	Other Assets and Liabilities (net) — 0.9%	72,748,460

	TOTAL NET ASSETS — 100.0%	$7,957,261,760

Notes to Schedule of Investments:

CVA - Certificaaten van aandelen (Share Certificates)

GDR - Global Depository Receipt

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

Country Summary*	% of Investments
United States	85.4%
United Kingdom	8.8
Switzerland	2.7
Other Developed**	1.7
Netherlands	1.4

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

**	“Other Developed” is comprised of developed countries that each represents less than 1.0% of investments.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.6%

	Australia — 3.5%
773,615	Beach Energy Ltd	288,375
217,334	BHP Billiton Ltd	2,889,904
188,499	Incitec Pivot Ltd	513,414
50,896	Nufarm Ltd	310,008
62,565	Rio Tinto Ltd	2,083,283
68,347	Sandfire Resources NL	260,615
2,135	Woodside Petroleum Ltd	46,421
120,845	WorleyParsons Ltd	506,171

	Total Australia	6,898,191

	Austria — 0.9%
64,549	OMV AG	1,839,250

	Brazil — 0.6%
41,100	Cosan SA Industria e Comercio	255,440
34,700	Sao Martinho SA	430,201
139,200	Vale SA	471,340

	Total Brazil	1,156,981

	Canada — 1.6%
17,300	Agrium Inc	1,707,913
43,300	Ensign Energy Services Inc	233,774
63,100	First Quantum Minerals Ltd	229,635
188,300	Pacific Exploration and Production Corp	262,262
119,600	Teck Resources Ltd – Class B	508,688
64,807	TransGlobe Energy Corp	127,629

	Total Canada	3,069,901

	Chile — 0.0%
16,724	Empresa Nacional de Electricidad SA	19,791

	China — 1.1%
914,000	Asian Citrus Holdings Ltd *	115,692
4,140,000	Century Sunshine Group Holdings Ltd	474,197
1,080,000	China Oilfield Services Ltd – Class H	1,073,635
4,036,000	Honghua Group Ltd *	275,635
328,000	MIE Holdings Corp *	40,416
1,096,000	MMG Ltd *	227,749

	Total China	2,207,324

	Colombia — 0.2%
960,120	Ecopetrol SA	398,447

	Czech Republic — 1.2%
132,014	CEZ AS	2,397,605

	France — 3.5%
129,013	Electricite de France	1,921,486
6,049	Technip SA	316,274
94,590	Total SA	4,683,947

	Total France	6,921,707

Shares	Description	Value ($)
	Germany — 1.9%
8,045	Aurubis AG	499,972
117,723	K+S AG (Registered)	3,342,895

	Total Germany	3,842,867

	Greece — 0.1%
42,412	Mytilineos Holdings SA *	186,644

	Hungary — 0.5%
21,977	MOL Hungarian Oil and Gas Plc	1,007,675

	India — 0.9%
217,498	Cairn India Ltd	440,204
216,776	Oil & Natural Gas Corp Ltd	763,036
68,220	Oil India Ltd	389,192
28,453	UPL Ltd	179,662

	Total India	1,772,094

	Indonesia — 0.2%
182,800	Astra Agro Lestari Tbk PT	223,083
29,250,000	Energi Mega Persada Tbk PT *	105,587

	Total Indonesia	328,670

	Israel — 1.1%
412,630	Israel Chemicals Ltd	2,074,510

	Italy — 1.6%
301,425	CNH Industrial NV	2,215,090
25,420	ENI SPA	413,417
52,740	Saipem SPA *	455,192
1,973	Tenaris SA	25,832

	Total Italy	3,109,531

	Japan — 7.0%
27,100	Asahi Holdings Inc	427,531
64,500	Inpex Corp	640,186
22,900	Japan Petroleum Exploration Co	634,688
218,200	Mitsubishi Corp	3,670,737
550,000	Mitsubishi Materials Corp	1,941,053
375,400	Mitsui & Co Ltd	4,602,575
373,000	Mitsui Mining & Smelting Co Ltd	718,224
11,000	Nittetsu Mining Co Ltd	52,494
115,000	Sumitomo Metal Mining Co Ltd	1,296,861

	Total Japan	13,984,349

	Kazakhstan — 0.0%
9,788	KazMunaiGas Exploration Production JSC GDR (Registered Shares)	76,483

	Malaysia — 0.0%
7,900	Sime Darby Berhad	14,639

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 0.3%
34,070	Fugro NV CVA *	631,282

	Norway — 9.3%
210,641	Austevoll Seafood ASA	1,301,223
31,619	Bakkafrost P/F	859,752
721,212	BW Offshore Ltd	245,323
80,605	Fred Olsen Energy ASA *	355,978
28,532	Leroy Seafood Group ASA	1,050,330
71,437	Marine Harvest ASA *	966,407
52,901	Ocean Yield ASA	443,976
177,888	Petroleum Geo-Services ASA	833,139
181,469	ProSafe SE	499,765
155,224	Salmar ASA	2,605,893
206,603	Statoil ASA	3,180,505
64,637	TGS Nopec Geophysical Co ASA	1,239,384
106,296	Yara International ASA	4,915,663

	Total Norway	18,497,338

	Poland — 1.2%
113,125	KGHM Polska Miedz SA	2,022,075
238,250	Polskie Gornictwo Naftowe i Gazownictwo SA	317,636

	Total Poland	2,339,711

	Russia — 12.4%
24,147	Bashneft PAO *	722,921
1,317,730	Gazprom Neft PAO	2,930,381
1,104,788	Gazprom PAO Sponsored ADR	4,556,619
204,392	Lukoil PJSC Sponsored ADR	7,863,205
11,096	Novatek OAO Sponsored GDR (Registered)	1,037,436
67,078	PhosAgro OAO GDR (Registered)	875,309
131,414	Ros Agro Plc	1,655,426
497,582	Rosneft OJSC GDR (Registered)	1,996,672
1,809,109	Surgutneftegas OJSC – Class S *	916,111
65,358	Tatneft PAO Sponsored ADR	1,922,161
68,187	TMK OAO GDR (Registered)	231,480

	Total Russia	24,707,721

	Singapore — 1.8%
582,600	Ezion Holdings Ltd	239,270
3,184,900	Ezra Holdings Ltd *	237,139
519,200	First Resources Ltd	731,311
8,216,400	Golden Agri-Resources Ltd	2,092,880
665,500	Indofood Agri Resources Ltd	244,869

	Total Singapore	3,545,469

	South Africa — 0.7%
127,247	Illovo Sugar Ltd	141,815
29,436	Sasol Ltd	818,922

Shares	Description	Value ($)
	South Africa — continued
47,929	Tongaat Hulett Ltd	325,927

	Total South Africa	1,286,664

	South Korea — 0.2%
19,427	Poongsan Corp	438,105
508	Poongsan Holdings Corp	17,636

	Total South Korea	455,741

	Spain — 2.0%
124,136	Endesa SA	2,565,752
197,948	Iberdrola SA	1,385,135
4,289	Repsol YPF SA	55,783

	Total Spain	4,006,670

	Sweden — 0.3%
13,762	Boliden AB	252,066
1,715	Sandvik AB	17,738
51,180	Tethys Oil AB	368,865

	Total Sweden	638,669

	Switzerland — 2.3%
12,554	Syngenta AG (Registered)	4,623,638

	Thailand — 1.4%
544,164	PTT Exploration & Production Pcl (Foreign Registered)	992,567
260,294	PTT Pcl (Foreign Registered)	1,856,493

	Total Thailand	2,849,060

	Turkey — 0.6%
358,516	Gubre Fabrikalari TAS	815,185
665,011	Koza Anadolu Metal Madencilik Isletmeleri AS *	236,388
153,771	Park Elektrik Madencilik Tekstil Sanayi ve Ticaret AS *	176,422

	Total Turkey	1,227,995

	Ukraine — 0.5%
86,216	Kernel Holding SA	1,032,184

	United Arab Emirates — 0.1%
1,444,103	Dana Gas PJSC *	188,041

	United Kingdom — 18.8%
1,307	Amec Foster Wheeler Plc	8,563
537,756	Anglo American Plc	3,306,172
717,352	BG Group Plc	11,111,825
220,983	BHP Billiton Plc	2,652,053
1,265,457	BP Plc	7,313,633
820,596	EnQuest Plc *	277,855
91,036	Gem Diamonds Ltd	136,382
1,372,934	Glencore Plc *	1,998,985

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
23,541	John Wood Group Plc	197,902
73,417	Petrofac Ltd	910,727
377,660	Premier Oil Plc *	404,127
274,114	Rio Tinto Plc	9,076,138
2,840	Royal Dutch Shell Plc B Shares (London)	70,652

	Total United Kingdom	37,465,014

	United States — 14.9%
25,100	Apache Corp.	1,234,418
51,100	Atwood Oceanics, Inc.	811,468
207,837	Baker Hughes, Inc.	11,237,747
83,500	Chesapeake Energy Corp. *	440,045
34,967	Chevron Corp.	3,193,186
26,400	ConocoPhillips	1,426,920
129,300	Denbury Resources, Inc. *	478,410
16,500	Devon Energy Corp.	759,165
396,544	Freeport-McMoRan, Inc.	3,243,730
11,400	Hornbeck Offshore Services, Inc. *	139,650
17,800	Marathon Oil Corp.	311,678
600	Monsanto Co.	57,096
34,704	Mosaic Co. (The)	1,098,035
20,400	Murphy Oil Corp.	583,032
31,700	Nabors Industries Ltd	320,487
16,800	Newfield Exploration Co. *	642,768
50,900	Northern Oil and Gas, Inc. *	261,117
29,300	Oasis Petroleum, Inc. *	336,657
119,400	Parker Drilling Co. *	328,350
21,800	Rowan Cos Plc–Class A	443,194
25,500	SM Energy Co.	748,935
17,100	Southwestern Energy Co. *	154,071
15,200	Superior Energy Services, Inc.	238,184
27,500	Tidewater, Inc.	261,525
54,100	Ultra Petroleum Corp *	216,941
27,200	Unit Corp. *	491,504
58,100	W&T Offshore, Inc. *	217,875

	Total United States	29,676,188

	TOTAL COMMON STOCKS (COST $219,437,585)	184,478,044

	PREFERRED STOCKS — 6.0%

	Brazil — 0.7%
495,687	Vale SA	1,354,959

	Chile — 2.4%
85,649	Sociedad Quimica y Minera de Chile SA	1,448,778
203,428	Sociedad Quimica y Minera de Chile SA Sponsored ADR	3,415,556

	Total Chile	4,864,334

Shares / Par Value		Description	Value ($)
		Russia — 2.9%
	26,359	Bashneft PAO–Class S	672,146
	7,022,713	Surgutneftegaz OJSC *	4,488,040
	224,241	Tatneft PAO *	655,882

		Total Russia	5,816,068

		TOTAL PREFERRED STOCKS (COST $14,298,362)	12,035,361

		MUTUAL FUNDS — 0.8%

		United States — 0.8%
		Affiliated Issuers
	61,325	GMO U.S. Treasury Fund	1,533,119

		TOTAL MUTUAL FUNDS (COST $1,533,333)	1,533,119

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
JPY	766,346	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/01/15	6,226
NOK	278,959	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.14%, due 12/01/15	32,099
USD	511,404	Standard Chartered Bank Ltd (Hong Kong) Time Deposit, 0.06%, due 12/01/15	511,404

		Total Time Deposits	549,729

		TOTAL SHORT-TERM INVESTMENTS (COST $549,729)	549,729

		TOTAL INVESTMENTS — 99.7% (Cost $235,819,009)	198,596,253
		Other Assets and Liabilities (net) — 0.3%	533,053

		TOTAL NET ASSETS — 100.0%	$199,129,306

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

JSC - Joint-Stock Company

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

* Non-income producing security.

Currency Abbreviations:

JPY - Japanese Yen

NOK - Norwegian Krone

USD - United States Dollar

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 98.2%

	U.S. Government — 97.6%
100,000	U.S. Treasury Bill, 0.06%, due 01/07/16 (a) (b)	99,993
168,000,000	U.S. Treasury Bill, 0.18%, due 02/25/16 (a) (b)	167,929,776
50,000,000	U.S. Treasury Bill, 0.18%, due 03/17/16 (a) (b)	49,973,600
35,000,000	U.S. Treasury Bill, 0.20%, due 04/21/16 (a)	34,972,035

	Total U.S. Government (COST $252,967,784)	252,975,404

	Money Market Funds — 0.6%
1,637,223	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (c)	1,637,223

	TOTAL SHORT-TERM INVESTMENTS (COST $254,605,007)	254,612,627

	TOTAL INVESTMENTS — 98.2% (Cost $254,605,007)	254,612,627
	Other Assets and Liabilities (net) — 1.8%	4,743,031

	TOTAL NET ASSETS — 100.0%	$259,355,658

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Written Options

Index Options

Number of Contracts		Expiration Date	Descriptions	Premiums	Value
Put	4,687	12/18/2015	Euro STOXX 50, Strike 3,450	$3,534,011	$(2,603,485)
Put	408	12/19/2015	S&P 500 Index, Strike 2,080	1,129,189	(1,060,800)

				$4,663,200	$(3,664,285)

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.0%

	Australia — 1.6%
19,863	AMP Ltd	83,237
1,751	ASX Ltd	52,306
17,682	Australia & New Zealand Banking Group Ltd	347,003
6,478	Bank of Queensland Ltd	63,877
8,295	Bendigo and Adelaide Bank Ltd	66,848
127,122	BlueScope Steel Ltd	382,617
8,344	BWP Trust (REIT)	19,151
12,692	Challenger Ltd	77,237
13,464	Commonwealth Bank of Australia	771,294
17,103	CSL Ltd	1,235,001
9,398	Dexus Property Group (REIT)	52,096
13,682	Genworth Mortgage Insurance Australia Ltd	25,078
13,598	Goodman Group (REIT)	59,902
21,339	GPT Group (The) (REIT)	71,134
27,146	Insurance Australia Group Ltd	108,445
7,815	Investa Office Fund (REIT)	21,758
5,442	IOOF Holdings Ltd	37,131
7,003	Lend Lease Group	64,267
11,100	Macquarie Group Ltd	651,546
1,877	Magellan Financial Group Ltd	35,046
31,675	Medibank Pvt Ltd	53,047
38,219	Mirvac Group (REIT)	51,361
9,782	National Australia Bank Ltd	207,435
1,083	Perpetual Ltd	35,892
5,140	Platinum Asset Management Ltd	29,933
23,728	QBE Insurance Group Ltd	213,170
32,240	Scentre Group (REIT)	92,931
30,365	Stockland (REIT)	87,616
11,067	Suncorp Group Ltd	106,876
38,557	Vicinity Centres (REIT)	75,418
11,643	Westfield Corp (REIT)	80,485
14,433	Westpac Banking Corp	334,743
5,737	Woodside Petroleum Ltd	124,738

	Total Australia	5,718,619

	Austria — 0.3%
88,088	Immofinanz AG (Entitlement Shares) *	—
10,291	OMV AG	293,230
20,331	Voestalpine AG	661,170

	Total Austria	954,400

	Belgium — 1.6%
26,968	Ageas	1,179,891
25,687	Delhaize Group	2,571,828
16,400	KBC Groep NV	978,527
29,314	Proximus	967,242

	Total Belgium	5,697,488

Shares	Description	Value ($)
	Brazil — 0.1%
42,200	Banco do Brasil SA	177,145
53,500	BM&FBovespa SA	156,797
8,200	Grendene SA	36,105
19,300	JBS SA	61,819
7,000	Sul America SA	38,934
10,800	Transmissora Alianca de Energia Eletrica SA	49,145

	Total Brazil	519,945

	Canada — 3.8%
700	Allied Properties Real Estate Investment Trust	17,167
24,300	Blackberry Ltd *	193,243
700	Boardwalk Real Estate Investment Trust	24,851
11,900	Brookfield Asset Management Inc – Class A	408,563
1,200	Canadian Apartment Properties (REIT)	23,857
600	Canadian Real Estate Investment Trust	18,973
20,200	CI Financial Corp	480,099
400	Colliers International Group Inc	18,106
1,900	Cominar Real Estate Investment Trust	21,355
1,500	Dream Office Real Estate Investment Trust	20,521
8,800	Element Financial Corp *	112,681
200	Fairfax Financial Holdings Ltd	96,023
21,400	Great-West Lifeco Inc	581,531
3,200	H&R Real Estate Investment Trust	51,422
1,200	IGM Financial Inc	34,209
1,100	Industrial Alliance Insurance & Financial Services Inc	37,313
800	Intact Financial Corp	53,327
13,000	Magna International Inc	591,276
61,400	Manulife Financial Corp	1,010,575
500	Onex Corp	30,791
26,600	Power Corp of Canada	624,043
2,100	Power Financial Corp	53,324
3,200	RioCan Real Estate Investment Trust	61,223
1,000	Smart Real Estate Investment Trust	23,962
67,000	Sun Life Financial Inc	2,209,503
60,700	Suncor Energy Inc	1,677,210
1,800	Tricon Capital Group Inc	13,115
50,065	Valeant Pharmaceuticals International Inc *	4,503,847

	Total Canada	12,992,110

	China — 4.8%
74,000	Air China Ltd – Class H	59,805
39,000	Anhui Conch Cement Co Ltd – Class H	106,509
30,000	Anhui Expressway Co Ltd – Class H	25,245
39,000	ANTA Sports Products Ltd.	117,964
26,900	Baidu Inc Sponsored ADR *	5,863,393
88,000	Beijing Capital International Airport Co Ltd – Class H	97,694

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	China — continued
218,000	Belle International Holdings Ltd	192,498
150,000	China BlueChemical Ltd – Class H	40,749
112,000	China Communications Construction Co Ltd – Class H	128,830
144,000	China Communications Services Corp Ltd – Class H	55,835
48,000	China Everbright Ltd	110,747
50,000	China Lilang Ltd	39,383
69,000	China Machinery Engineering Corp – Class H	52,874
30,000	China Mengniu Dairy Co Ltd	47,584
20,000	China Merchants Holdings International Co Ltd	65,523
113,500	China Mobile Ltd	1,301,489
208,000	China National Building Material Co Ltd – Class H	111,653
56,000	China Petroleum & Chemical Corp – Class H	34,262
87,000	China Power International Development Ltd	46,242
79,000	China Railway Construction Corp Ltd – Class H	104,895
128,000	China Railway Group Ltd – Class H	107,275
90,000	China Resources Cement Holdings Ltd	29,051
52,000	China Resources Power Holdings Co Ltd	97,789
114,000	China Southern Airlines Co Ltd – Class H	83,554
270,000	China Telecom Corp Ltd – Class H	132,201
158,000	China Travel International Investment Hong Kong Ltd	65,175
67,500	China ZhengTong Auto Services Holdings Ltd	27,480
200,000	Datang International Power Generation Co Ltd – Class H	65,123
31,000	Digital China Holdings Ltd	35,443
62,000	Dongfeng Motor Group Co Ltd – Class H	84,690
91,000	Far East Horizon Ltd	78,978
61,000	Fufeng Group Ltd	29,238
145,000	Geely Automobile Holdings Ltd	75,619
287,000	GOME Electrical Appliances Holding Ltd	49,638
115,500	Great Wall Motor Co Ltd – Class H	142,530
84,000	Guangdong Investment Ltd	113,987
29,000	Haitian International Holdings Ltd	44,846
44,000	Harbin Power Equipment Co Ltd – Class H	21,990
160,000	Huabao International Holdings Ltd *	50,719
108,000	Huadian Power International Corp Ltd – Class H	68,126
106,000	Huaneng Power International Inc – Class H	92,212
158,906	JD.com Inc ADR *	4,875,236
84,000	Jiangsu Expressway Co Ltd – Class H	110,661
26,000	Kingboard Chemical Holdings Ltd	37,513
67,500	Kingboard Laminates Holdings Ltd.	28,465
90,000	Lee & Man Paper Manufacturing Ltd.	51,712

Shares	Description	Value ($)
	China — continued
42,000	Lenovo Group Ltd	44,695
20,000	Minth Group Ltd.	40,239
189,000	People’s Insurance Co Group of China Ltd (The) – Class H	97,468
110,000	PICC Property & Casualty Co Ltd – Class H	237,939
240,000	Pou Sheng International Holdings Ltd *	46,029
100,000	Qingling Motors Co Ltd – Class H	30,562
22,000	Shanghai Industrial Holdings Ltd	57,932
29,100	Shanghai Pharmaceuticals Holding Co Ltd – Class H	63,451
82,000	Shenzhen Expressway Co Ltd – Class H	67,774
47,500	Shenzhen International Holdings Ltd	78,048
12,000	Shenzhou International Group Holdings Ltd	63,866
48,000	Sino Biopharmaceutical Ltd	45,008
88,500	Sinopec Engineering Group Co Ltd – Class H	68,265
156,000	Skyworth Digital Holdings Ltd	101,972
36,500	Texhong Textile Group Ltd	25,717
176,000	Tianjin Port Development Holdings Ltd	27,053
24,000	TravelSky Technology Ltd – Class H	40,514
24,000	Wasion Group Holdings Ltd	27,331
230,000	West China Cement Ltd	45,966
49,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	45,205
54,000	Yuexiu Transport Infrastructure Ltd	35,961
90,000	Zhejiang Expressway Co Ltd – Class H	109,535
8,500	Zhuzhou CSR Times Electric Co Ltd – Class H	56,275
98,000	Zijin Mining Group Co Ltd – Class H	24,833

	Total China	16,684,063

	Czech Republic — 0.0%
2,334	CEZ AS	42,389
312	Komercni Banka AS	63,338

	Total Czech Republic	105,727

	Denmark — 0.3%
785	AP Moeller – Maersk A/S – Class B	1,194,877

	Finland — 1.0%
41,822	Fortum Oyj	609,902
293,868	Nokia Oyj	2,119,372
3,288	Sampo Oyj – A Shares	162,870
30,173	UPM – Kymmene Oyj	575,018

	Total Finland	3,467,162

	France — 10.8%
110,511	Air France – KLM *	736,214
11,351	AXA SA	306,713
6,378	BNP Paribas SA	377,609

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	France — continued
36,122	Bouygues SA	1,357,724
18,747	Carrefour SA	577,789
6,328	Cie de Saint-Gobain	279,216
14,602	Cie Generale des Etablissements Michelin – Class B (Registered)	1,462,390
190,799	Engie	3,321,854
16,002	Engie SA	17
3,790	LVMH Moet Hennessy Louis Vuitton SE	634,872
233,384	Orange SA	4,029,295
93,594	Peugeot SA *	1,669,567
20,079	Renault SA	2,022,591
45,753	Sanofi	4,066,266
28,208	Schneider Electric SA	1,782,041
6,427	Societe Generale SA	306,386
206,654	Total SA	10,233,180
33,634	Veolia Environnement SA	805,560
151,970	Vivendi SA	3,192,220

	Total France	37,161,504

	Germany — 7.8%
2,087	Allianz SE (Registered)	368,753
93,092	BASF SE	7,683,400
23,501	Bayerische Motoren Werke AG	2,559,403
63,936	Daimler AG (Registered)	5,707,168
20,652	Deutsche Lufthansa AG (Registered) *	295,598
141,028	Deutsche Telekom AG (Registered)	2,599,258
12,497	Deutsche Post AG (Registered)	363,909
13,366	Duerr AG	1,152,765
96,587	E.ON AG	916,335
15,353	Freenet AG	516,008
6,815	Hannover Rueck SE	796,429
18,519	K+S AG (Registered)	525,871
5,987	Leoni AG	230,049
12,672	Metro AG	421,568
3,351	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	673,831
791	RWE AG	9,043
15,407	Siemens AG (Registered)	1,600,473
3,220	Volkswagen AG	479,354

	Total Germany	26,899,215

	Hong Kong — 1.4%
130,600	AIA Group Ltd	781,473
12,000	Bank of East Asia Ltd (The)	43,536
196,000	BOC Hong Kong Holdings Ltd	605,806
10,400	Dah Sing Banking Group Ltd	20,341
46,000	First Pacific Co	28,605
101,000	Guotai Junan International Holdings Ltd	35,234
68,000	Haitong International Securities Group Ltd	42,469
28,000	Hang Lung Properties Ltd	66,130
4,800	Hang Seng Bank Ltd	86,978

Shares	Description	Value ($)
	Hong Kong — continued
16,000	Henderson Land Development Co Ltd	98,684
84,900	Hongkong Land Holdings Ltd	592,974
30,100	Hong Kong Exchanges & Clearing Ltd	783,011
8,000	Hysan Development Co Ltd	33,738
11,500	Kerry Properties Ltd.	32,593
126,000	Link (REIT)	769,466
61,000	New World Development Co Ltd	61,036
22,000	Sino Land Co Ltd	32,338
38,000	Sun Hung Kai Properties Ltd	470,909
12,800	Swire Properties Ltd	36,981
14,500	Swire Pacific Ltd – Class A	159,475
18,000	Value Partners Group Ltd.	21,216
20,000	Wharf Holdings Ltd (The)	113,883
5,000	Wheelock & Co Ltd	21,626

	Total Hong Kong	4,938,502

	Hungary — 0.0%
31,064	Magyar Telekom Telecommunications Plc *	42,423

	India — 0.1%
13,086	Indiabulls Housing Finance Ltd	136,082
13,189	Power Finance Corp Ltd	42,331
15,819	Rural Electrification Corp Ltd	55,522
8,563	UPL Ltd	54,070

	Total India	288,005

	Ireland — 0.3%
16,417	CRH Plc	482,109
16,028	Smurfit Kappa Group Plc	436,602

	Total Ireland	918,711

	Israel — 0.4%
4,952	Bank Hapoalim BM	25,589
3,270	Bank Leumi Le-Israel BM *	11,810
20,781	Teva Pharmaceutical Industries Ltd	1,309,067

	Total Israel	1,346,466

	Italy — 5.7%
694,170	A2A SPA	974,433
31,917	Azimut Holding SPA	814,247
3,603	Danieli & Co SPA – RSP	50,696
680,048	Enel SPA	2,995,277
224,395	ENI SPA	3,649,436
22,211	EXOR SPA	994,974
106,064	Fiat Chrysler Automobiles NV *	1,514,161
181,503	Finmeccanica SPA *	2,625,493
278,930	Mediaset SPA	1,225,704
105,112	Mediolanum SPA	864,690
1,625,078	Telecom Italia SPA *	2,099,143
1,240,961	Telecom Italia SPA-Di RISP	1,427,692
119,443	Unipol Gruppo Finanziario SPA	594,960

	Total Italy	19,830,906

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — 21.6%
4,000	77 Bank Ltd (The)	20,435
24,600	Acom Co Ltd *	122,058
10	Advance Residence Investment Corp (REIT)	21,301
2,100	Aeon Mall Co Ltd	36,113
2,900	Aeon Credit Service Co Ltd	66,746
52,700	Aiful Corp *	176,305
9,600	Alps Electric Co Ltd	302,081
28,000	Aozora Bank Ltd	98,756
7,900	Asatsu-DK Inc	190,773
3,000	Bank of Kyoto Ltd (The)	27,974
8,000	Bank of Yokohama Ltd (The)	47,083
17,300	Bridgestone Corp	616,208
62,700	Canon Inc	1,894,732
5,200	Central Japan Railway Co	929,232
5,000	Chiba Bank Ltd (The)	34,470
1,300	Chugoku Bank Ltd (The)	18,036
3,400	Credit Saison Co Ltd	64,146
25,100	Dai-ichi Life Insurance Co Ltd (The)	434,834
11,000	Daikyo Inc	18,049
16,500	Daito Trust Construction Co Ltd	1,714,551
3,700	Daiwa House Industry Co Ltd	103,183
25,000	Daiwa Securities Group Inc	161,723
66,000	Fuji Heavy Industries Ltd	2,730,927
23,900	FujiFilm Holdings Corp	966,645
12,000	Fukuoka Financial Group Inc	58,204
27	GLP J (REIT)	26,344
4,000	Gunma Bank Ltd (The)	24,015
3,000	Hachijuni Bank Ltd (The)	18,149
54,000	Hanwa Co Ltd	240,324
124,400	Haseko Corp	1,391,168
4,000	Hiroshima Bank Ltd (The)	22,750
1,200	Hitachi Capital Corp	33,587
15,000	Hokuhoku Financial Group Inc	31,798
78,000	Honda Motor Co Ltd	2,546,397
5,800	Hulic Co Ltd	53,301
107,800	Inpex Corp	1,069,955
37	Invincible Investment Corp	22,229
258,400	Itochu Corp	3,147,777
1,500	Iyo Bank Ltd (The)	14,952
1,100	Jafco Co Ltd	43,700
6,400	Japan Exchange Group Inc	100,298
31	Japan Hotel REIT Investment Corp	22,573
6	Japan Prime Realty Investment Corp (REIT)	20,695
14	Japan Real Estate Investment Corp	66,568
89,700	Japan Tobacco, Inc.	3,212,586
26	Japan Retail Fund Investment Corp (REIT)	49,748
32,900	JFE Holdings Inc	518,594
6,000	Joyo Bank Ltd (The)	27,838
54,500	JX Holdings Inc	221,081
14,760	K’s Holdings Corp	538,522
58,500	Kansai Electric Power Co Inc (The) *	654,781

Shares	Description	Value ($)
	Japan — continued
16,900	Kao Corp	865,951
99,000	KDDI Corp	2,455,654
27,800	Kenedix Inc	109,359
3	Kenedix Office Investment Corp (REIT)	13,213
97,800	Leopalace21 Corp *	572,758
231,000	Marubeni Corp	1,278,329
3,600	Matsui Securities Co Ltd	33,191
44,000	Mazda Motor Corp	914,754
29,300	Medipal Holdings Corp	513,152
89,500	Mitsubishi Chemical Holdings Corp	586,101
171,100	Mitsubishi Corp	2,878,383
18,000	Mitsubishi Estate Co Ltd	378,828
494,600	Mitsubishi UFJ Financial Group Inc	3,177,891
5,600	Mitsubishi UFJ Lease & Finance Co Ltd	29,440
131,300	Mitsui & Co Ltd	1,609,798
15,000	Mitsui Fudosan Co Ltd	378,577
120,000	Mitsui OSK Lines Ltd	312,924
512,000	Mizuho Financial Group Inc	1,033,864
6,200	Monex Group Inc	16,727
8,900	MS&AD Insurance Group Holdings Inc	251,089
13,500	Nagase & Co	171,588
153,200	Nippon Telegraph & Telephone Corp	5,686,604
11	Nippon Building Fund Inc (REIT)	51,943
8,000	Nishi-Nippon City Bank Ltd (The)	21,184
572,500	Nissan Motor Co Ltd	6,114,902
9,200	Nitori Holdings Co Ltd	758,175
3,600	Nomura Real Estate Holdings Inc	70,498
46	Nomura Real Estate Master Fund Inc *	55,492
57,100	Nomura Holdings Inc	337,517
3,200	NTT Urban Development Corp	31,189
146,100	NTT Docomo Inc	2,763,156
1,800	Open House Co Ltd	37,855
19,600	Orient Corp *	37,890
20,000	ORIX Corp	288,752
20	ORIX JREIT Inc (REIT)	26,152
200	Relo Holdings Inc	21,667
129,400	Resona Holdings Inc	631,589
3,900	Ryohin Keikaku Co Ltd	841,674
9,100	SBI Holdings Inc	103,076
18,300	Seven Bank Ltd	80,147
2,200	Shimamura Co Ltd	268,428
65,000	Shinsei Bank Ltd	123,522
7,000	Shizuoka Bank Ltd (The)	68,402
309,200	Sojitz Corp	678,638
6,600	Sompo Japan Nipponkoa Holdings Inc	203,556
4,600	Sony Financial Holdings Inc	84,766
138,100	Sumitomo Corp	1,465,380
111,600	Sumitomo Mitsui Financial Group Inc	4,259,655
53,000	Sumitomo Mitsui Trust Holdings Inc	202,308
17,000	Sumitomo Metal Mining Co Ltd	191,710
9,000	Sumitomo Realty & Development Co Ltd	273,618

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
2,600	Suruga Bank Ltd	52,607
6,820	Suzuken Co Ltd	265,765
5,300	T&D Holdings Inc	74,307
15,100	Takeda Pharmaceutical Co., Ltd	734,763
3,300	TDK Corp	237,327
4,000	Tokai Tokyo Financial Holdings Inc	24,146
1,800	Tokio Marine Holdings Inc	66,392
7,200	Tokyo Tatemono Co Ltd	86,531
10,800	Tokyu Fudosan Holdings Corp	72,843
189,000	Tosoh Corp	1,059,869
52,200	Toyota Tsusho Corp	1,224,094
31,900	Toyota Motor Corp	1,985,332
20	United Urban Investment Corp (REIT)	26,627
30,660	USS Co Ltd	488,100
3,000	Yamaguchi Financial Group Inc	34,795
800	Zenkoku Hosho Co Ltd	26,229

	Total Japan	74,795,038

	Malta — 0.0%
1,718,063	BGP Holdings Plc *	—

	Mexico — 0.1%
22,900	Bolsa Mexicana de Valores SAB de CV	33,014
14,400	Controladora Comercial Mexicana SAB de CV	45,446
26,600	Gentera SAB de CV	52,275
5,200	Gruma SAB de CV – Class B	75,668
5,600	Grupo Aeroportuario del Pacifico SAB de CV – Class B	50,905
3,165	Grupo Aeroportuario del Sureste SAB de CV – Class B	47,900
13,300	Grupo Herdez SAB de CV	35,997
36,800	OHL Mexico SAB de CV *	44,107

	Total Mexico	385,312

	Netherlands — 1.4%
159,994	Aegon NV	975,804
54,456	ING Groep NV CVA	748,623
98,358	Koninklijke Ahold NV	2,140,723
61,701	Koninklijke KPN NV	234,568
14,565	Unilever NV CVA	639,665

	Total Netherlands	4,739,383

	New Zealand — 0.2%
301,434	Spark New Zealand Ltd	662,106

	Norway — 1.2%
9,337	DNB ASA	122,726
103,163	Statoil ASA	1,588,120
57,858	Telenor ASA	1,005,743
30,282	Yara International ASA	1,400,392

	Total Norway	4,116,981

Shares	Description	Value ($)
	Poland — 0.1%
16,954	Enea SA	48,288
3,135	KGHM Polska Miedz SA	56,037
15,154	PGE SA	49,665
3,090	Powszechny Zaklad Ubezpieczen SA	29,522
64,175	Tauron Polska Energia SA	45,071

	Total Poland	228,583

	Portugal — 0.3%
277,300	EDP – Energias de Portugal SA	923,854

	Russia — 1.0%
329,323	Gazprom PAO Sponsored ADR	1,358,269
50,239	Lukoil PJSC Sponsored ADR	1,932,755
7,652	Tatneft PAO Sponsored ADR	225,043

	Total Russia	3,516,067

	Singapore — 0.7%
32,300	Ascendas Real Estate Investment Trust	54,676
44,300	CapitaLand Commercial Trust (REIT)	41,076
34,200	CapitaLand Mall Trust (REIT)	46,095
55,600	CapitaLand Ltd	118,924
4,400	City Developments Ltd	22,895
63,100	DBS Group Holdings Ltd	737,129
77,400	Global Logistic Properties Ltd	107,968
2,268,800	Golden Agri-Resources Ltd	577,908
29,800	Oversea-Chinese Banking Corp Ltd	182,968
11,100	Singapore Exchange Ltd	59,297
145,670	Singapore Telecommunications Ltd	395,392
24,100	Suntec Real Estate Investment Trust	26,184
15,500	United Overseas Bank Ltd	212,876
4,300	UOL Group Ltd	18,594

	Total Singapore	2,601,982

	South Africa — 0.6%
5,932	AECI Ltd	37,587
9,613	AVI Ltd	54,694
9,760	Barclays Africa Group Ltd	107,131
5,832	Barloworld Ltd	30,765
1,370	Bidvest Group Ltd (The)	31,892
8,487	Clicks Group Ltd	56,943
35,240	FirstRand Ltd	114,533
5,393	Foschini Group Ltd (The)	48,333
9,645	Gold Fields Ltd	24,611
11,616	Hyprop Investments Ltd (REIT)	96,642
8,739	Imperial Holdings Ltd	91,665
4,731	Kumba Iron Ore Ltd	14,713
11,689	Liberty Holdings Ltd	104,779
65,659	MMI Holdings Ltd	107,339
2,107	Mondi Ltd	47,882
3,165	Mr Price Group Ltd	44,009
7,514	Nedbank Group Ltd	109,529
14,598	Netcare Ltd	36,336
3,678	Oceana Group Ltd	28,733
12,771	Rand Merchant Insurance Holdings Ltd	37,242

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
143,887	Redefine Properties Ltd (REIT)	104,911
5,368	Resilient Ltd (REIT)	46,231
23,557	RMB Holdings Ltd	99,501
198,116	SA Corporate Real Estate Fund Nominees Pty Ltd	64,454
28,719	Sanlam Ltd	122,162
34,575	Sibanye Gold Ltd	45,736
4,239	SPAR Group Ltd (The)	53,179
7,063	Standard Bank Group Ltd	63,339
15,454	Super Group Ltd *	39,776
6,754	Telkom South Africa Ltd	28,844
13,878	Truworths International Ltd	90,625
3,530	Vodacom Group Ltd	35,609

	Total South Africa	2,019,725

	South Korea — 0.8%
3,726	BNK Financial Group Inc	31,267
428	Conway Co Ltd	31,090
1,026	Dongbu Insurance Co Ltd	54,984
1,092	Hankook Tire Co Ltd	43,482
7,353	Hanwha Life Insurance Co Ltd	48,490
315	Hyundai Department Store Co Ltd	34,365
2,039	Hyundai Marine & Fire Insurance Co Ltd	59,652
257	Hyundai Mobis Co Ltd	55,307
460	Hyundai Motor Co	58,495
324	Hyundai Wia Corp	33,788
4,666	Industrial Bank of Korea	53,518
1,934	KB Financial Group Inc	58,833
1,290	Kia Motors Corp	58,423
794	Korea Investment Holdings Co Ltd	37,429
4,241	Korean Reinsurance Co	47,572
2,374	LIG Insurance Co Ltd	56,633
170	Lotte Shopping Co Ltd	34,481
3,002	Meritz Fire & Marine Insurance Co Ltd	38,867
2,366	Mirae Asset Securities Co Ltd	40,467
1,464	Samsung Electronics Co Ltd	1,620,564
1,325	Samsung Card Co	35,952
182	Shinsegae Co Ltd	39,274
3,543	Tong Yang Life Insurance Co Ltd	39,422
6,554	Woori Bank	53,645

	Total South Korea	2,666,000

	Spain — 3.4%
27,169	ACS Actividades de Construccion y Servicios SA	884,630
8,443	Enagas	251,367
29,719	Ferrovial SA	703,200
521	Ferrovial SA *	12,342
76,743	Gas Natural SDG SA	1,658,439
5,768	Grifols SA	273,296
442,049	Iberdrola SA	3,093,224
65,454	Repsol SA	851,291
314,365	Telefonica SA	3,869,082

	Total Spain	11,596,871

Shares		Description	Value ($)
		Sweden — 1.0%
	23,475	Swedbank AB – Class A	519,427
	126,354	Telefonaktiebolaget LM Ericsson – B Shares	1,226,508
	342,367	TeliaSonera AB	1,682,623

		Total Sweden	3,428,558

		Switzerland — 1.9%
	94,997	ABB Ltd (Registered) *	1,798,507
	40,534	Nestle SA (Registered)	3,004,351
	3,166	Swiss Life Holding AG (Registered) *	798,676
	1,861	Swiss Re AG	177,340
	892	Swisscom AG (Registered)	439,257
	761	Zurich Insurance Group AG *	200,291

		Total Switzerland	6,418,422

		Taiwan — 0.9%
	86,000	Advanced Semiconductor Engineering Inc	91,340
	11,000	Asustek Computer Inc	91,065
	278,000	AU Optronics Corp	74,589
	63,000	Chang Hwa Commercial Bank	30,858
	223,000	China Development Financial Holding Corp	57,375
	278,000	Chinatrust Financial Holding Co Ltd	145,583
	252,000	Compal Electronics Inc	139,592
	215,000	First Financial Holding Co Ltd	100,089
	31,000	Foxconn Technology Co Ltd	69,281
	161,000	Fubon Financial Holding Co Ltd	255,973
	50,000	Hon Hai Precision Industry Co Ltd	128,697
	167,000	Hua Nan Financial Holdings Co Ltd – Class C	78,068
	280,000	Innolux Corp	85,820
	160,000	Inventec Co Ltd	92,968
	74,000	Lite-On Technology Corp	75,871
	298,000	Mega Financial Holding Co Ltd	205,459
	17,000	Novatek Microelectronics Corp Ltd	61,593
	37,000	Pegatron Corp	97,412
	4,000	Phison Electronics Corp	30,477
	131,000	Pou Chen Corp	174,451
	344,000	Shin Kong Financial Holding Co Ltd	75,364
	68,000	Siliconware Precision Industries Co	90,019
	322,000	Taishin Financial Holding Co Ltd	114,355
	92,000	Taiwan Cement Corp	82,998
	9,800	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	223,048
	12,000	Transcend Information Inc	31,365
	258,000	United Microelectronics Corp	93,381
	87,000	Wistron Corp	45,440
	316,000	Yuanta Financial Holding Co Ltd	119,509

\		Total Taiwan	2,962,040

		Thailand — 0.1%
	7,800	Advanced Info Service Pcl (Foreign Registered)	43,409
	12,000	Bangkok Bank Pcl NVDR	56,080

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
214,500	Krung Thai Bank Pcl (Foreign Registered)	101,680
3,450	Siam Cement Pcl (The) (Foreign Registered)	43,333

	Total Thailand	244,502

	Turkey — 0.2%
60,962	Emlak Konut Gayrimenkul Yatirim (REIT)	58,026
36,838	Eregli Demir ve Celik Fabrikalari TAS	47,381
9,134	KOC Holding AS	37,455
3,716	TAV Havalimanlari Holding AS	26,791
10,157	Turk Hava Yollari Anonim Ortakligi *	26,616
15,657	Turk Telekomunikasyon AS	32,203
8,032	Turkcell Iletisim Hizmetleri AS	30,522
25,316	Turkiye Halk Bankasi AS	94,264
84,683	Turkiye IS Bankasi – Class C	136,846
34,525	Turkiye Sise ve Cam Fabrikalari AS	34,864
47,155	Turkiye Vakiflar Bankasi TAO – Class D	64,110

	Total Turkey	589,078

	Ukraine — 0.0%
6,565	Kernel Holding SA	78,597

	United Kingdom — 17.5%
14,027	Associated British Foods Plc	748,271
197,164	AstraZeneca Plc	13,378,283
213,218	BAE Systems Plc	1,658,379
55,298	Balfour Beatty Plc *	213,559
817,299	BP Plc	4,723,531
34,294	British American Tobacco Plc	1,995,739
25,821	Bunzl Plc	746,422
356,574	Centrica Plc	1,169,916
153,565	Cobham Plc	701,381
41,206	Compass Group Plc	716,457
24,214	easyJet Plc	602,220
307,841	GlaxoSmithKline Plc	6,256,287
32,951	Halfords Group Plc	185,053
110,495	Home Retail Group Plc	171,030
17,694	Imperial Tobacco Group Plc	955,724
40,924	Inchcape Plc	484,430
128,208	Kingfisher Plc	681,722
282,467	Legal & General Group Plc	1,154,488
116,797	Marks & Spencer Group Plc	883,174
22,920	Next Plc	2,732,710
68,517	Pearson Plc	852,859
32,333	Prudential Plc	749,535
24,441	Reckitt Benckiser Group Plc	2,291,730
182,447	Royal Dutch Shell Plc A Shares (London)	4,527,511
835,313	Tesco Plc *	2,102,068
437,692	Thomas Cook Group Plc *	789,277
53,614	TUI AG	889,411
37,500	Unilever Plc	1,600,691
1,247,857	Vodafone Group Plc	4,199,468

Shares	Description	Value ($)
	United Kingdom — continued
106,984	William Hill Plc	576,037
255,205	William Morrison Supermarket Plc	584,809
53,284	WPP Plc	1,231,432

	Total United Kingdom	60,553,604

	TOTAL COMMON STOCKS (COST $274,431,004)	321,286,826

	PREFERRED STOCKS — 1.8%

	Brazil — 0.3%
31,800	Banco Bradesco SA	172,936
17,500	Banco do Estado do Rio Grande do Sul SA – Class B	24,601
16,700	Bradespar SA	22,899
6,700	Braskem SA – Class A	45,315
20,800	Centrais Eletricas Brasileiras SA	55,740
43,300	Companhia Energetica de Minas Gerais	73,729
18,800	Companhia Energetica de Sao Paulo – Class B	65,281
35,600	Itau Unibanco Holding SA	254,856
96,800	Itausa-Investimentos Itau SA	180,915
18,700	Vale SA	51,116

	Total Brazil	947,388

	Germany — 0.9%
29,054	Porsche Automobil Holding SE	1,521,325
10,891	Volkswagen AG	1,509,568

	Total Germany	3,030,893

	Russia — 0.2%
1,341,420	Surgutneftegaz OJSC *	857,268

	South Korea — 0.4%
415	Hyundai Motor Co	39,915
396	Hyundai Motor Co 2nd Preference	37,919
1,247	Samsung Electronics Co Ltd	1,178,983

	Total South Korea	1,256,817

	TOTAL PREFERRED STOCKS (COST $7,023,536)	6,092,366

	RIGHTS/WARRANTS — 0.0%

	South Africa — 0.0%
25,755	SA Corporate Real Estate Fund Nominees Pty Ltd Rights, Expires 12/11/15 *	178

	Spain — 0.0%
314,365	Telefonica SA Rights, Expires 12/02/15 *	113,925

	TOTAL RIGHTS/WARRANTS (COST $117,298)	114,103

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 3.7%

		United States — 3.7%
		Affiliated Issuers
	508,258	GMO U.S. Treasury Fund	12,706,448

		TOTAL MUTUAL FUNDS (COST $12,706,530)	12,706,448

		SHORT-TERM INVESTMENTS — 0.6%

		Time Deposits — 0.6%
JPY	22,990,750	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 12/01/15	186,765
USD	131,965	Barclays (London) Time Deposit, 0.06%, due 12/01/15	131,965
USD	1,729,963	BNP Paribas (Paris) Time Deposit, 0.06%, due 12/01/15	1,729,963
AUD	2,463	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.25%, due 12/01/15	1,781
CAD	1,502	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 12/01/15	1,125
EUR	14,305	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.22)%, due 12/01/15	15,113
HKD	139,514	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/01/15	17,994
NOK	139,276	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.14%, due 12/01/15	16,026
SGD	3,805	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 12/01/15	2,698
ZAR	50,157	Brown Brothers Harriman (Grand Cayman) Time Deposit, 5.37%, due 12/01/15	3,469

Par Value		Description	Value ($)
		Time Deposits — continued
GBP	31,899	DnB Nor Bank (Oslo) Time Deposit, 0.08%, due 12/01/15	48,043

		Total Time Deposits	2,154,942

		TOTAL SHORT-TERM INVESTMENTS (COST $2,154,942)	2,154,942

		TOTAL INVESTMENTS — 99.1% (Cost $296,433,310)	342,354,685
		Other Assets and Liabilities (net) — 0.9%	3,071,826

		TOTAL NET ASSETS — 100.0%	$345,426,511

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
73	Mini MSCI EAFE	December 2015	$6,365,600	$116,897
5	Mini MSCI Emerging Markets	December 2015	205,000	2,328

			$6,570,600	$119,225

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Equity Options

Number of Contracts	Expiration Date	Description	Premiums	Value
Put 60	12/18/2015	Valeant Pharmaceuticals International, Inc., Strike 100.00	$82,627	$(72,000)

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

* Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%

	Automobiles & Components — 0.2%
14,300	Cooper Tire & Rubber Co.	600,457
16,000	Drew Industries, Inc.	966,880
128,352	Gentex Corp.	2,147,971
48,100	Lear Corp.	6,055,790
19,900	Thor Industries, Inc.	1,152,608

	Total Automobiles & Components	10,923,706

	Banks — 6.0%
3,600	Chemical Financial Corp.	132,660
1,703,800	Citigroup, Inc.	92,158,542
6,000	First Merchants Corp.	163,200
137,300	Huntington Bancshares, Inc.	1,605,037
1,757,800	JPMorgan Chase & Co.	117,210,104
62,300	Northwest Bancshares, Inc.	868,462
228,500	PNC Financial Services Group, Inc. (The)	21,824,035
7,400	Provident Financial Services, Inc.	154,512
5,600	S&T Bancorp, Inc.	189,952
7,900	Trustmark Corp.	199,475
968,900	Wells Fargo & Co.	53,386,390
5,500	WesBanco, Inc.	186,560

	Total Banks	288,078,929

	Capital Goods — 7.9%
660,200	3M Co.	103,374,116
164,126	Ametek, Inc.	9,266,554
10,300	Applied Industrial Technologies, Inc.	439,295
21,200	Clarcor, Inc.	1,119,996
6,700	Cummins, Inc.	672,479
543,700	Danaher Corp.	52,407,243
66,065	Donaldson Co., Inc.	2,074,441
108,555	Dover Corp.	7,153,774
410,900	Emerson Electric Co.	20,545,000
161,013	Fastenal Co.	6,533,908
43,696	Flowserve Corp.	2,020,503
15,765	General Dynamics Corp.	2,308,942
305,700	Honeywell International, Inc.	31,777,515
26,267	Hubbell, Inc. – Class B	2,608,050
251,311	Illinois Tool Works, Inc.	23,618,208
8,500	Lincoln Electric Holdings, Inc.	479,825
4,400	Middleby Corp. (The) *	484,176
4,900	MSC Industrial Direct Co., Inc. – Class A	302,330
94,800	Northrop Grumman Corp.	17,666,928
10,200	Parker-Hannifin Corp.	1,067,532
103,405	Rockwell Automation, Inc.	11,006,428
51,500	Roper Technologies, Inc.	9,964,735
44,400	Snap-on, Inc.	7,643,904
15,400	Toro Co. (The)	1,186,878
24,400	Tutor Perini Corp. *	459,696
208,000	United Technologies Corp.	19,978,400
3,600	Valmont Industries, Inc.	422,100
279,800	WABCO Holdings, Inc. *	30,072,904

Shares	Description	Value ($)
	Capital Goods — continued
50,300	Wabtec Corp.	4,030,036
52,700	WW Grainger, Inc.	10,568,458

	Total Capital Goods	381,254,354

	Commercial & Professional Services — 0.5%
73,100	Cintas Corp.	6,695,229
34,500	Deluxe Corp.	2,023,425
74,400	Equifax, Inc.	8,295,600
13,400	HNI Corp.	593,084
99,000	KAR Auction Services, Inc.	3,755,070
42,300	Korn/Ferry International	1,556,640
7,550	Rollins, Inc.	204,982
85,800	RR Donnelley & Sons Co.	1,380,522
18,400	West Corp.	469,200

	Total Commercial & Professional Services	24,973,752

	Consumer Durables & Apparel — 1.8%
174,165	Coach, Inc.	5,533,222
1,000	Fossil Group, Inc. *	38,470
21,700	G-III Apparel Group Ltd. *	995,379
49,100	Garmin Ltd.	1,858,435
8,300	Hasbro, Inc.	606,647
34,000	Helen of Troy Ltd. *	3,515,940
53,957	Mattel, Inc.	1,341,371
311,080	Nike, Inc. – Class B	41,149,663
37,116	Polaris Industries, Inc.	3,913,140
35,901	Ralph Lauren Corp.	4,459,263
22,400	Steven Madden Ltd. *	714,560
13,500	Tupperware Brands Corp.	766,395
500	Under Armour, Inc. – Class A *	43,110
275,400	VF Corp.	17,818,380
29,400	Whirlpool Corp.	4,778,088

	Total Consumer Durables & Apparel	87,532,063

	Consumer Services — 0.7%
49,800	Apollo Education Group, Inc. *	351,588
27,700	Cheesecake Factory, Inc. (The)	1,305,501
100	Chipotle Mexican Grill, Inc. *	57,955
1,200	Cracker Barrel Old Country Store, Inc.	151,104
11,000	DineEquity, Inc.	933,240
9,600	Interval Leisure Group, Inc.	149,952
27,800	Marriott Vacations Worldwide Corp.	1,691,074
211,000	McDonald’s Corp.	24,087,760
2,900	Panera Bread Co. – Class A *	527,220
49,800	Six Flags Entertainment Corp.	2,584,620
68,686	Texas Roadhouse, Inc.	2,404,010

	Total Consumer Services	34,244,024

	Diversified Financials — 2.3%
227,200	BGC Partners, Inc. – Class A	2,064,112
367,800	Capital One Financial Corp.	28,875,978

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Diversified Financials — continued
24,100	Cash America International, Inc.	813,375
700	CBOE Holdings, Inc.	50,547
419,700	Charles Schwab Corp. (The)	14,148,087
3,800	Credit Acceptance Corp. *	761,596
23,500	Encore Capital Group, Inc. *	774,795
8,900	FactSet Research Systems, Inc.	1,508,817
18,400	Federated Investors, Inc. – Class B	576,288
82,800	Franklin Resources, Inc.	3,470,976
161,300	Goldman Sachs Group, Inc. (The)	30,650,226
55,800	Invesco Ltd.	1,879,902
141,000	Janus Capital Group, Inc.	2,226,390
78,900	Nasdaq, Inc.	4,625,118
176,200	Navient Corp.	2,098,542
4,900	Nelnet, Inc. – Class A	161,700
29,700	PRA Group, Inc. *	1,226,907
33,200	SEI Investments Co.	1,805,748
156,800	T. Rowe Price Group, Inc.	11,940,320

	Total Diversified Financials	109,659,424

	Energy — 6.8%
37,300	Apache Corp.	1,834,414
1,907,044	Chevron Corp.	174,151,258
872,800	ConocoPhillips	47,174,840
102,300	Denbury Resources, Inc.	378,510
691,100	Exxon Mobil Corp.	56,435,226
112,300	Marathon Oil Corp.	1,966,373
14,100	Occidental Petroleum Corp.	1,065,819
574,600	Valero Energy Corp.	41,290,756

	Total Energy	324,297,196

	Food & Staples Retailing — 3.6%
256,100	Costco Wholesale Corp.	41,339,662
600,300	CVS Health Corp.	56,482,227
334,357	Sysco Corp.	13,742,073
12,400	United Natural Foods, Inc. *	544,484
1,039,778	Wal-Mart Stores, Inc.	61,180,537
14,026	Whole Foods Market, Inc.	408,858

	Total Food & Staples Retailing	173,697,841

	Food, Beverage & Tobacco — 4.1%
33,650	Brown-Forman Corp. – Class B	3,450,471
125,317	Coca-Cola Co. (The)	5,341,011
117,000	Dr Pepper Snapple Group, Inc.	10,500,750
8,200	General Mills, Inc.	473,632
51,300	Hershey Co. (The)	4,427,703
96,632	Hormel Foods Corp.	7,239,669
5,837	Lancaster Colony Corp.	678,610
67,400	McCormick & Co., Inc. (Non Voting)	5,791,008
260,063	PepsiCo, Inc.	26,047,910
1,413,003	Philip Morris International, Inc.	123,482,332
228,600	Reynolds American, Inc.	10,572,750

	Total Food, Beverage & Tobacco	198,005,846

Shares	Description	Value ($)
	Health Care Equipment & Services — 8.6%
802,100	Abbott Laboratories	36,030,332
237,600	Aetna, Inc.	24,413,400
194,098	Anthem, Inc.	25,306,497
7,109	Baxter International, Inc.	267,654
89,000	Becton, Dickinson and Co.	13,372,250
59,370	CR Bard, Inc.	11,091,503
62,400	Edwards Lifesciences Corp. *	10,171,200
81,600	Henry Schein, Inc. *	12,768,768
125,300	Humana, Inc.	21,133,098
900	IDEXX Laboratories, Inc. *	63,738
30,800	Masimo Corp. *	1,277,584
31,600	Mednax, Inc. *	2,255,292
1,022,816	Medtronic Plc	77,058,957
33,800	Patterson Cos., Inc.	1,540,266
5,303	ResMed, Inc.	315,900
22,400	Sirona Dental Systems, Inc. *	2,429,952
6,900	STERIS Plc	527,022
206,000	Stryker Corp.	19,870,760
1,301,074	UnitedHealth Group, Inc.	146,644,051
63,069	Zimmer Biomet Holdings, Inc.	6,370,600

	Total Health Care Equipment & Services	412,908,824

	Household & Personal Products — 1.2%
111,600	Church & Dwight Co., Inc.	9,571,932
78,481	Estee Lauder Cos, Inc. (The) – Class A	6,601,822
1,300	Herbalife Ltd. *	75,049
21,699	Kimberly-Clark Corp.	2,585,436
506,500	Procter & Gamble Co. (The)	37,906,460
1,974	WD-40 Co.	194,972

	Total Household & Personal Products	56,935,671

	Insurance — 4.0%
159,600	ACE Ltd.	18,330,060
140,600	AFLAC, Inc.	9,172,744
1,900	Allied World Assurance Co Holdings AG	69,008
250,600	Allstate Corp. (The)	15,727,656
56,300	American Equity Investment Life Holding Co.	1,509,403
37,100	American Financial Group, Inc.	2,745,400
203,300	American International Group, Inc.	12,925,814
27,600	Arch Capital Group Ltd. *	2,000,172
41,600	Aspen Insurance Holdings Ltd.	2,101,632
37,300	Assurant, Inc.	3,189,896
143,000	Assured Guaranty Ltd.	3,780,920
28,900	Axis Capital Holdings Ltd.	1,618,400
35,600	CNO Financial Group, Inc.	720,188
67,700	Endurance Specialty Holdings Ltd.	4,465,492
40,200	Everest Re Group Ltd.	7,414,488
1,500	FBL Financial Group, Inc. – Class A	102,480
2,200	Fidelity & Guaranty Life	56,496
148,500	First American Financial Corp.	5,856,840
190,000	Genworth Financial, Inc. – Class A *	959,500
2,100	Greenlight Capital Re Ltd. – Class A *	43,281

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
26,600	Hanover Insurance Group, Inc. (The)	2,250,360
376,600	Hartford Financial Services Group, Inc. (The)	17,188,024
20,600	Horace Mann Educators Corp.	719,558
17,900	Kemper Corp.	735,869
254,800	Lincoln National Corp.	14,011,452
47,500	Maiden Holdings Ltd.	731,975
140,300	MBIA, Inc. *	921,771
9,600	Mercury General Corp.	496,800
1,900	Navigators Group, Inc. (The) *	163,894
2,900	OneBeacon Insurance Group Ltd. – Class A	40,194
57,900	Principal Financial Group, Inc.	2,979,534
391,600	Progressive Corp. (The)	12,069,112
20,300	RenaissanceRe Holdings Ltd.	2,248,428
30,500	Selective Insurance Group, Inc.	1,052,555
2,500	State Auto Financial Corp.	58,025
56,100	Third Point Reinsurance Ltd. *	797,181
243,000	Travelers Cos., Inc. (The)	27,840,510
18,400	Universal Insurance Holdings, Inc.	363,400
42,400	Unum Group	1,555,232
54,800	Validus Holdings Ltd.	2,585,464
69,300	W.R. Berkley Corp.	3,857,238
120,700	XL Group Plc	4,608,326

	Total Insurance	190,064,772

	Materials — 0.7%
15,120	AptarGroup, Inc.	1,126,138
66,400	Avery Dennison Corp.	4,379,744
31,400	International Flavors & Fragrances, Inc.	3,768,314
206,300	Monsanto Co.	19,631,508
11,207	Sherwin-Williams Co. (The)	3,093,916

	Total Materials	31,999,620

	Media — 5.9%
825,700	Charter Communications, Inc. – Class A *	154,703,152
755,900	Comcast Corp. – Class A	46,004,074
109,000	Gannett Co., Inc.	1,861,720
211,219	Liberty Global Plc – Class A *	8,957,798
648,431	Liberty Global Plc – Series C *	26,585,671
11,700	Meredith Corp.	545,805
8,500	Scholastic Corp.	363,120
45,000	Scripps Networks Interactive, Inc. – Class A	2,556,000
104,200	Starz – Class A *	3,676,176
43,100	TEGNA, Inc.	1,217,575
344,200	Walt Disney Co. (The)	39,056,374

	Total Media	285,527,465

	Pharmaceuticals, Biotechnology & Life Sciences —7.4%
258,788	Amgen, Inc.	41,690,747
700	Bio-Techne Corp.	63,847
60,156	Biogen, Inc. *	17,256,350
226,495	Eli Lilly & Co.	18,581,650
1,996,700	Johnson & Johnson	202,145,908

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
18,400	Mettler-Toledo International, Inc. *	6,307,152
72,900	PDL BioPharma, Inc.	275,927
1,016,600	Pfizer, Inc.	33,313,982
409,905	Puma Biotechnology, Inc. *	30,865,846
27,500	Waters Corp. *	3,652,550

	Total Pharmaceuticals, Biotechnology & Life Sciences	354,153,959

	Real Estate — 0.1%
28,300	Jones Lang LaSalle, Inc.	4,701,196

	Retailing — 9.5%
262,254	Amazon.com, Inc. *	174,346,459
700	Asbury Automotive Group, Inc. *	52,570
45,000	AutoNation, Inc. *	2,876,400
348,802	Bed Bath & Beyond, Inc. *	19,016,685
5,100	Cato Corp. (The) – Class A	200,328
3,500	Childrens Place, Inc. (The)	169,120
6,800	Dillard’s, Inc. – Class A	510,000
139,000	Dollar General Corp.	9,091,990
17,342	Dollar Tree, Inc. *	1,308,627
83,500	Foot Locker, Inc.	5,427,500
102,000	Gap Inc. (The)	2,726,460
118,900	Genuine Parts Co.	10,775,907
16,400	Group 1 Automotive, Inc.	1,332,008
7,300	Hibbett Sports, Inc. *	239,513
917,900	Home Depot, Inc. (The)	122,888,452
25,600	HSN, Inc.	1,277,440
112,000	Kohl’s Corp.	5,278,560
20,100	L Brands, Inc.	1,917,741
390,700	Lowe’s Cos., Inc.	29,927,620
162,000	Macy’s, Inc.	6,330,960
36,284	Murphy USA, Inc. *	2,161,075
16,300	Penske Automotive Group, Inc.	760,558
36,600	Rent-A-Center, Inc.	628,056
243,388	Ross Stores, Inc.	12,658,610
13,800	Select Comfort Corp. *	325,956
14,500	Staples, Inc.	175,015
318,400	Target Corp.	23,084,000
270,645	TJX Cos., Inc. (The)	19,107,537
18,000	Tractor Supply Co.	1,608,300

	Total Retailing	456,203,447

	Semiconductors & Semiconductor Equipment — 0.6%
224,100	Analog Devices, Inc.	13,811,283
2,064	Linear Technology Corp.	94,366
74,400	Skyworks Solutions, Inc.	6,176,688
144,000	Xilinx, Inc.	7,155,360

	Total Semiconductors & Semiconductor Equipment	27,237,697

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Software & Services — 11.9%
360,598	Accenture Plc – Class A	38,663,318
106,795	Alphabet, Inc. – Class A *	81,468,566
115,742	Alphabet, Inc. – Class C *	85,950,009
52,000	Ansys, Inc. *	4,846,920
800	Automatic Data Processing, Inc.	69,008
73,400	Booz Allen Hamilton Holding Corp.	2,235,030
241,672	CA, Inc.	6,793,400
86,000	Citrix Systems, Inc. *	6,593,620
239,300	Cognizant Technology Solutions Corp. – Class A *	15,453,994
188,575	eBay, Inc. *	5,579,934
10,600	Gartner, Inc. *	988,980
405,029	International Business Machines Corp.	56,469,143
198,600	Intuit, Inc.	19,899,720
4,600	j2 Global, Inc.	370,162
47,488	Jack Henry & Associates, Inc.	3,769,597
2,147,557	Microsoft Corp	116,719,723
8,800	Net 1 UEPS Technologies, Inc. *	133,144
2,386,733	Oracle Corp.	93,010,985
250,600	Paychex, Inc.	13,595,050
419,275	PayPal Holdings, Inc. *	14,783,637
5,376	Syntel, Inc. *	260,360
50,073	Total System Services, Inc.	2,802,085

	Total Software & Services	570,456,385

	Technology Hardware & Equipment — 11.4%
96,500	Amphenol Corp. – Class A	5,312,325
1,686,056	Apple, Inc.	199,460,425
70,700	Arrow Electronics, Inc. *	3,998,792
254,300	Brocade Communications Systems, Inc.	2,386,605
6,604,182	Cisco Systems, Inc.	179,963,959
6,400	Dolby Laboratories, Inc. – Class A	221,312
1,702,400	EMC Corp.	43,138,816
53,474	F5 Networks, Inc. *	5,507,822
1,500	FLIR Systems, Inc.	45,840
15,600	Insight Enterprises, Inc. *	417,768
1,526,800	Qualcomm, Inc.	74,492,572
855,694	Ubiquiti Networks, Inc.	29,855,164

	Total Technology Hardware & Equipment	544,801,400

	Telecommunication Services — 1.9%
2,400	United States Cellular Corp. *	100,056
1,988,700	Verizon Communications, Inc.	90,386,415
151,200	Vonage Holdings Corp. *	975,240

	Total Telecommunication Services	91,461,711

	Transportation — 0.5%
124,900	CH Robinson Worldwide, Inc.	8,422,007
166,600	Expeditors International of Washington, Inc.	8,086,764
17,400	Heartland Express, Inc.	333,384
27,500	JB Hunt Transport Services, Inc.	2,151,600
63,400	Knight Transportation, Inc.	1,681,368
12,993	Landstar System, Inc.	811,023

Shares	Description	Value ($)
	Transportation — continued
41,400	Werner Enterprises, Inc.	1,116,144

	Total Transportation	22,602,290

	Utilities — 0.4%
19,200	American States Water Co.	803,136
35,900	New Jersey Resources Corp.	1,078,795
83,000	Pinnacle West Capital Corp.	5,258,880
283,300	Public Service Enterprise Group, Inc.	11,077,030

	Total Utilities	18,217,841

	TOTAL COMMON STOCKS (COST $4,470,922,595)	4,699,939,413

	MUTUAL FUNDS — 2.9%

	Affiliated Issuers — 2.9%
5,653,575	GMO U.S. Treasury Fund	141,339,377

	TOTAL MUTUAL FUNDS (COST $141,339,377)	141,339,377

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
2,664,594	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	2,664,594

	TOTAL SHORT-TERM INVESTMENTS (COST $2,664,594)	2,664,594

	TOTAL INVESTMENTS — 101.0% (Cost $4,614,926,566)	4,843,943,384
	Other Assets and Liabilities (net) — (1.0%)	(49,032,956)

	TOTAL NET ASSETS — 100.0%	$4,794,910,428

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
716	S&P 500 E-Mini Index	December 2015	$74,456,840	$1,898,769

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures constract.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

As of November 30, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Developed World Stock Fund	391,449,713	23,050,255	(25,806,310)	(2,756,055)
International Equity Fund	10,119,401,068	430,820,109	(1,181,222,727)	(750,402,618)
International Large/Mid Cap Equity Fund	1,913,241,112	73,075,751	(226,343,688)	(153,267,937)
International Small Companies Fund	284,009,103	27,420,331	(39,906,868)	(12,486,537)
Quality Fund	7,139,013,116	1,053,599,482	(308,099,298)	745,500,184
Resources Fund	237,562,151	3,385,668	(42,351,566)	(38,965,898)
Risk Premium Fund	254,605,007	20,399	(12,779)	7,620
Tax-Managed International Equities Fund	305,829,170	55,887,183	(19,361,668)	36,525,515
U.S. Equity Allocation Fund	4,622,727,617	468,903,341	(247,687,574)	221,215,767

Investments in affiliated issuers

The Funds may make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended November 30, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Developed World Stock Fund
GMO U.S. Treasury Fund	$6,293,617	$61,293,000	$46,232,999	$6,830	$111	$21,357,815

International Equity Fund
GMO U.S. Treasury Fund	$237,383,000	$1,476,500,001	$1,364,250,000	$131,488	$4,628	$349,704,371

International Large/Mid Cap Equity Fund
GMO U.S. Treasury Fund	$17,379,000	$261,234,000	$205,143,000	$23,643	$2,751	$73,485,994

International Small Companies Fund
GMO U.S. Treasury Fund	$3,204,207	$37,074,000	$37,952,000	$3,001	$103	$2,326,567

Quality Fund
GMO U.S. Treasury Fund	$86,191,000	$1,353,500,000	$1,384,951,000	$71,643	$2,888	$54,813,571

Resources Fund
GMO U.S. Treasury Fund	$2,204,400	$66,790,000	$67,463,000	$3,134	$67	$1,533,119

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$5,597,170	$58,704,000	$51,600,000	$5,852	$211	$12,706,448

U.S . Equity Allocation Fund
GMO U.S. Treasury Fund	$120,781,000	$1,200,500,000	$1,180,000,000	$77,181	$1,609	$141,339,377

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through November 30, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2015, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of November 30, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of November 30, 2015 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)
Developed World Stock Fund	<1%	45%
International Equity Fund	—	91%
International Large/Mid Cap Equity Fund	—	90%
International Small Companies Fund	0%*	96%
Quality Fund	—	14%
Resources Fund	—	81%
Risk Premium Fund	—	—
Tax-Managed International Equities Fund	—	88%
U.S. Equity Allocation Fund	—	—

*	Represents the interest in securities that were determined to have a value of zero at November 30, 2015.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At November 30, 2015, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Developed World Stock Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$4,749,337	$—	$4,749,337
Austria	—	506,761	—	506,761
Belgium	—	1,309,533	—	1,309,533
Brazil	—	158,913	—	158,913
Canada	11,262,344	—	—	11,262,344
China	21,226,545	2,578,916	—	23,805,461
Czech Republic	—	164,745	—	164,745
Denmark	—	1,262,623	—	1,262,623
Finland	—	995,818	—	995,818
France	—	23,998,571	—	23,998,571
Germany	—	22,608,628	—	22,608,628
Hong Kong	—	2,173,926	—	2,173,926
Hungary	—	29,659	—	29,659
India	—	128,689	—	128,689
Indonesia	12,753	155,060	—	167,813
Ireland	—	475,325	—	475,325
Israel	—	64,255	—	64,255
Italy	—	5,186,629	—	5,186,629
Japan	—	39,900,595	—	39,900,595
Mexico	9,828	—	—	9,828
Netherlands	—	3,656,053	—	3,656,053
Norway	—	2,345,700	—	2,345,700
Poland	—	178,701	—	178,701
Portugal	—	314,926	—	314,926
Russia	—	1,692,466	—	1,692,466
Singapore	—	411,156	—	411,156
South Africa	—	192,236	3	192,239
South Korea	—	2,241,193	—	2,241,193
Spain	—	6,778,564	—	6,778,564
Sweden	—	2,980,116	—	2,980,116
Switzerland	—	6,074,457	—	6,074,457
Taiwan	—	1,443,119	88,251	1,531,370
Thailand	—	241,552	—	241,552
Turkey	—	353,639	—	353,639
United Kingdom	—	35,308,510	—	35,308,510
United States	156,888,590	—	—	156,888,590

TOTAL COMMON STOCKS	189,400,060	170,660,371	88,254	360,148,685

Preferred Stocks
Brazil	—	247,169	—	247,169
Germany	—	1,985,058	—	1,985,058
Russia	—	2,082,568	—	2,082,568
South Korea	—	1,471,132	—	1,471,132

TOTAL PREFERRED STOCKS	—	5,785,927	—	5,785,927

Rights/Warrants
Spain	77,192	—	—	77,192

TOTAL RIGHTS/WARRANTS	77,192	—	—	77,192

Mutual Funds
United States	21,357,815	—	—	21,357,815

TOTAL MUTUAL FUNDS	21,357,815	—	—	21,357,815

Short-Term Investments	1,324,039	—	—	1,324,039

Total Investments	212,159,106	176,446,298	88,254	388,693,658

Derivatives*
Futures Contracts
Equity Risk	37,154	48,274	—	85,428

Total	$212,196,260	$176,494,572	$88,254	$388,779,086

Description	Level 1	Level 2	Level 3		Total
Developed World Stock Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Currency Risk	$—	$(73,442)	$—		$(73,442)
Futures Contracts
Equity Risk	—	(7,058)	—		(7,058)
Written Options
Equity Risk	(80,400)	—	—		(80,400)

Total	$(80,400)	$(80,500)	$—		$(160,900)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$336,542,924	$—		$336,542,924
Austria	—	31,816,769	0	**	31,816,769
Belgium	—	103,158,642	—		103,158,642
Canada	449,102,061	—	—		449,102,061
Denmark	—	59,903,180	—		59,903,180
Finland	—	65,513,681	—		65,513,681
France	—	1,142,410,050	—		1,142,410,050
Germany	—	1,158,959,665	—		1,158,959,665
Hong Kong	—	214,917,556	—		214,917,556
Ireland	—	22,261,606	—		22,261,606
Israel	—	32,255,061	—		32,255,061
Italy	—	248,845,771	—		248,845,771
Japan	—	2,173,251,535	—		2,173,251,535
Malta	—	—	0	**	0 **
Netherlands	—	223,879,119	—		223,879,119
New Zealand	—	14,284,544	—		14,284,544
Norway	—	131,120,106	—		131,120,106
Portugal	—	17,455,235	—		17,455,235
Singapore	—	47,303,370	—		47,303,370
Spain	—	287,596,708	—		287,596,708
Sweden	—	136,768,666	—		136,768,666
Switzerland	—	278,230,681	—		278,230,681
United Kingdom	—	1,759,332,199	—		1,759,332,199

TOTAL COMMON STOCKS	449,102,061	8,485,807,068	0	**	8,934,909,129

Preferred Stocks
Germany	—	69,229,581	—		69,229,581

TOTAL PREFERRED STOCKS	—	69,229,581	—		69,229,581

Rights/Warrants
Spain	3,247,790	—	—		3,247,790

TOTAL RIGHTS/WARRANTS	3,247,790	—	—		3,247,790

Mutual Funds
United States	349,704,371	—	—		349,704,371

TOTAL MUTUAL FUNDS	349,704,371	—	—		349,704,371

Short-Term Investments	11,907,579	—	—		11,907,579

Total Investments	813,961,801	8,555,036,649	0	**	9,368,998,450

Derivatives*
Futures Contracts
Equity Risk	—	5,832,174	—		5,832,174

Total	$813,961,801	$8,560,868,823	$0	**	$9,374,830,624

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Liability Valuation Inputs
Derivatives*
Futures Contracts
Equity Risk	$—	$(247,657)	$—		$(247,657)
Written Options
Equity Risk	(1,982,400)	—	—		(1,982,400)

Total	$(1,982,400)	$(247,657)	$—		$(2,230,057)

International Large/Mid Cap Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$55,605,208	$—		$55,605,208
Austria	—	5,555,881	—		5,555,881
Belgium	—	16,854,064	—		16,854,064
Canada	88,198,507	—	—		88,198,507
Denmark	—	8,868,048	—		8,868,048
Finland	—	10,270,632	—		10,270,632
France	—	222,581,734	—		222,581,734
Germany	—	227,088,581	—		227,088,581
Hong Kong	—	39,700,312	—		39,700,312
Ireland	—	3,271,566	—		3,271,566
Israel	2,042,586	1,495,411	—		3,537,997
Italy	—	42,783,975	—		42,783,975
Japan	—	386,642,159	—		386,642,159
Malta	—	—	0	**	—
Netherlands	—	42,834,897	—		42,834,897
New Zealand	—	3,945,406	—		3,945,406
Norway	—	23,656,918	—		23,656,918
Portugal	—	4,125,078	—		4,125,078
Singapore	—	6,272,256	—		6,272,256
Spain	—	51,942,925	—		51,942,925
Sweden	—	25,501,900	—		25,501,900
Switzerland	—	56,072,747	—		56,072,747
United Kingdom	—	340,380,554	—		340,380,554

TOTAL COMMON STOCKS	90,241,093	1,575,450,252	0	**	1,665,691,345

Preferred Stocks
Germany	—	16,428,201	—		16,428,201

TOTAL PREFERRED STOCKS	—	16,428,201	—		16,428,201

Mutual Funds
United States	73,485,994	—	—		73,485,994

TOTAL MUTUAL FUNDS	73,485,994	—	—		73,485,994

Rights/Warrants
Spain	550,995	—	—		550,995
United Kingdom	40,407	—	—		40,407

TOTAL RIGHTS/WARRANTS	591,402	—	—		591,402

Short-Term Investments	3,776,233	—	—		3,776,233

Total Investments	168,104,996	1,591,878,453	0	**	1,759,973,175

Derivatives*
Futures Contracts
Equity Risk	—	1,093,110	—		1,093,110

Total	$168,094,722	$1,592,971,563	$0	**	$1,761,066,285

Liability Valuation Inputs
Derivatives*
Futures Contracts
Equity Risk	$—	$(46,436)	$—		$(46,436)
Written Options
Equity Risk	(370,800)	—	—		(370,800)

Total	$(370,800)	$(46,436)	$—		$(417,236)

Description	Level 1	Level 2	Level 3	Total
International Small Companies Fund
Asset Valuation Inputs
COMMON STOCKS
Australia	$—	$3,273,002	$—	$3,273,002
Austria	—	1,193,554	—	1,193,554
Belgium	—	3,297,308	15	3,297,323
Brazil	—	256,193	—	256,193
Canada	7,279,315	—	—	7,279,315
China	—	6,410,402	119,689	6,530,091
Denmark	—	2,459,389	—	2,459,389
Finland	—	8,711,569	—	8,711,569
France	—	10,699,538	—	10,699,538
Germany	—	17,297,886	—	17,297,886
Greece	—	470,142	—	470,142
Hong Kong	—	3,323,817	—	3,323,817
Hungary	—	413,335	—	413,335
India	—	326,199	—	326,199
Indonesia	—	257,757	—	257,757
Ireland	—	1,744,318	—	1,744,318
Israel	—	1,136,896	—	1,136,896
Italy	—	11,030,323	—	11,030,323
Japan	—	72,187,258	—	72,187,258
Mexico	84,498	—	—	84,498
Netherlands	—	6,945,284	—	6,945,284
Norway	—	2,024,709	—	2,024,709
Poland	—	1,202,088	—	1,202,088
Portugal	—	1,306,862	—	1,306,862
Russia	—	1,018,046	—	1,018,046
Singapore	—	1,331,243	—	1,331,243
South Africa	—	2,169,937	—	2,169,937
South Korea	—	4,527,765	—	4,527,765
Spain	—	3,767,830	—	3,767,830
Sweden	—	12,775,311	—	12,775,311
Switzerland	—	631,936	—	631,936
Taiwan	—	5,284,960	—	5,284,960
Thailand	—	259,620	—	259,620
Turkey	—	968,080	—	968,080
Ukraine	—	31,391	—	31,391
United Kingdom	—	69,534,788	—	69,534,788

TOTAL COMMON STOCKS	7,363,813	258,268,736	119,704	265,752,253

PREFERRED STOCKS
Brazil	—	1,390,968	—	1,390,968
Germany	—	859,935	—	859,935

TOTAL PREFERRED STOCKS	—	2,250,903	—	2,250,903

Rights/Warrants
Hong Kong	—	—	2,693	2,693
Malaysia	597	—	—	597
South Africa	81	—	—	81

TOTAL RIGHTS/WARRANTS	3,371	—	—	3,371

Mutual Funds
United States	2,326,567	—	—	2,326,567
TOTAL MUTUAL FUNDS	2,326,567	—	—	2,326,567

Short-Term Investments	1,189,472	—	—	1,189,472

Total Investments	10,880,530	260,519,639	122,397	271,522,566

Total	$10,880,530	$260,519,639	$122,397	$271,522,566

Description	Level 1	Level 2	Level 3	Total
Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$29,743,641	$—	$29,743,641
Germany	—	28,517,530	—	28,517,530
Japan	—	71,378,625	—	71,378,625
Netherlands	—	106,341,564	—	106,341,564
Switzerland	—	210,676,071	—	210,676,071
United Kingdom	—	692,768,160	—	692,768,160
United States	6,688,251,453	—	—	6,688,251,453

TOTAL COMMON STOCKS	6,688,251,453	1,139,425,591	—	7,827,677,044

Mutual Funds
United States	54,813,571	—	—	54,813,571

TOTAL MUTUAL FUNDS	54,813,571	—	—	54,813,571

Short-Term Investments	2,022,685	—	—	2,022,685

Total Investments	6,745,087,709	1,139,425,591	—	7,884,513,300

Total	$6,745,087,709	$1,139,425,591	$—	$7,884,513,300

Resources Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$6,898,191	$—	$6,898,191
Austria	—	1,839,250	—	1,839,250
Brazil	—	1,156,981	—	1,156,981
Canada	3,069,901	—	—	3,069,901
Chile	—	19,791	—	19,791
China	—	2,207,324	—	2,207,324
Colombia	398,447	—	—	398,447
Czech Republic	—	2,397,605	—	2,397,605
France	—	6,921,707	—	6,921,707
Germany	—	3,842,867	—	3,842,867
Greece	—	186,644	—	186,644
Hungary	—	1,007,675	—	1,007,675
India	—	1,772,094	—	1,772,094
Indonesia	—	223,083	105,587	328,670
Israel	—	2,074,510	—	2,074,510
Italy	—	3,109,531	—	3,109,531
Japan	—	13,984,349	—	13,984,349
Kazakhstan	—	76,483	—	76,483
Malaysia	—	14,639	—	14,639
Netherlands	—	631,282	—	631,282
Norway	—	18,497,338	—	18,497,338
Poland	—	2,339,711	—	2,339,711
Russia	—	24,707,721	—	24,707,721
Singapore	—	3,545,469	—	3,545,469
South Africa	—	1,286,664	—	1,286,664
South Korea	—	455,741	—	455,741
Spain	—	4,006,670	—	4,006,670
Sweden	—	638,669	—	638,669
Switzerland	—	4,623,638	—	4,623,638
Thailand	—	2,849,060	—	2,849,060
Turkey	—	1,227,995	—	1,227,995
Ukraine	—	1,032,184	—	1,032,184
United Arab Emirates	—	188,041	—	188,041
United Kingdom	—	37,465,014	—	37,465,014
United States	29,676,188	—	—	29,676,188

TOTAL COMMON STOCKS	33,144,536	151,227,921	105,587	184,478,044

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$1,354,959	$—		$1,354,959
Chile	3,415,556	1,448,778	—		4,864,334
Russia	—	5,816,068	—		5,816,068

TOTAL PREFERRED STOCKS	3,415,556	8,619,805	—		12,035,361

Mutual Funds
United States	1,533,119	—	—		1,533,119

TOTAL MUTUAL FUNDS	1,533,119	—	—		1,533,119

Short-Term Investments	549,729	—	—		549,729

Total Investments	38,642,940	159,847,726	105,587		198,596,253

Total	$38,642,940	$159,847,726	$105,587		$198,596,253

Risk Premium Fund
Short-Term Investments	$254,612,627	$—	$—		$254,612,627

Total Investments	254,612,627	—	—		254,612,627

Total	$254,612,627	$—	$—		$254,612,627

Liability Valuation Inputs
Derivatives*
Written Options
Equity Risk	$(1,060,800)	$(2,603,485)	$—		$(3,664,285)

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$5,718,619	$—		$5,718,619
Austria	—	954,400	0	**	954,400
Belgium	—	5,697,488	—		5,697,488
Brazil	—	519,945	—		519,945
Canada	12,992,110	—	—		12,992,110
China	10,738,629	5,945,434	—		16,684,063
Czech Republic	—	105,727	—		105,727
Denmark	—	1,194,877	—		1,194,877
Finland	—	3,467,162	—		3,467,162
France	—	37,161,487	17		37,161,504
Germany	—	26,899,215	—		26,899,215
Hong Kong	—	4,938,502	—		4,938,502
Hungary	—	42,423	—		42,423
India	—	288,005	—		288,005
Ireland	—	918,711	—		918,711
Israel	—	1,346,466	—		1,346,466
Italy	—	19,830,906	—		19,830,906
Japan	—	74,795,038	—		74,795,038
Malta	—	—	0	**	0	**
Mexico	385,312	—	—		385,312
Netherlands	—	4,739,383	—		4,739,383
New Zealand	—	662,106	—		662,106
Norway	—	4,116,981	—		4,116,981
Poland	—	228,583	—		228,583
Portugal	—	923,854	—		923,854
Russia	—	3,516,067	—		3,516,067
Singapore	—	2,601,982	—		2,601,982
South Africa	90,240	1,929,485	—		2,019,725
South Korea	—	2,666,000	—		2,666,000
Spain	—	11,596,871	—		11,596,871
Sweden	—	3,428,558	—		3,428,558
Switzerland	—	6,418,422	—		6,418,422
Taiwan	223,048	2,738,992	—		2,962,040
Thailand	—	244,502	—		244,502

Description	Level 1	Level 2	Level 3	Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Turkey	$—	$589,078	$—	$589,078
Ukraine	—	78,597	—	78,597
United Kingdom	—	60,553,604	—	60,553,604

TOTAL COMMON STOCKS	24,429,339	296,857,470	17	321,286,826

Preferred Stocks
Brazil	—	947,388	—	947,388
Germany	—	3,030,893	—	3,030,893
Russia	—	857,268	—	857,268
South Korea	—	1,256,817	—	1,256,817

TOTAL PREFERRED STOCKS	—	6,092,366	—	6,092,366

Rights/Warrants
South Africa	178	—	—	178
Spain	113,925	—	—	113,925

TOTAL RIGHTS/WARRANTS	114,103	—	—	114,103

Mutual Funds
United States	12,706,448	—	—	12,706,448

TOTAL MUTUAL FUNDS	12,706,448	—	—	12,706,448

Short-Term Investments	2,154,942	—	—	2,154,942

Total Investments	39,290,907	303,063,761	17	342,354,685

Derivatives*
Futures Contracts
Equity Risk	119,225	—	—	119,225

Total	$39,410,132	$303,063,761	$17	$342,473,910

Liability Valuation Inputs
Derivatives*
Written Options
Equity Risk	$(72,000)	$—	$—	$(72,000)

U.S. Equity Allocation Fund
Asset Valuation Inputs
Common Stocks	$4,699,939,413	$—	$—	$4,699,939,413
Mutual Funds	141,339,377	—	—	141,339,377
Short-Term Investments	2,664,594	—	—	2,664,594

Total Investments	4,843,943,384	—	—	4,843,943,384

Derivatives*
Futures Contracts
Equity Risk	1,898,769	—	—	1,898,769

Total	$4,845,842,153	$—	$—	$4,845,842,153

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

**	Represents the interest in securities that were determined to have a value of zero at November 30, 2015.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended November 30, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of November 30, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2015
Developed World Stock Fund
Common Stocks
South Africa	$4	$—	$—	$—	$—	$(1)	$—	$—	$3	$(1)
Taiwan	585,474	—	(482,129)	—	55,559	(70,653)	—	—	88,251	—

Total	$585,478	$—	$(482,129)	$—	$55,559	$(70,654)	$—	$—	$88,254	$(1)

International Large/Mid Cap Equity Fund
Common Stocks
Hong Kong	$—	$684,473	$(1,190,025)	$—	$505,552	$—	$—	$—	$—	$—
Netherlands	—	—	—	—	(1,910,366)	1,910,366	—	—	—	—

Total	$—	$684,473	$(1,190,025)	$—	$(1,404,814)	$1,910,366	$—	$—	$—	$—

International Small Companies Fund
Common Stocks
Belgium	$16	$—	$—	$—	$—	$(1)	$—	$—	$15	$(1)
China	—	310,763	—	—	—	(191,074)	—	—	119,689	(518,749)
Greece	5,093	—	—	—	(399,244)	394,151	—	—	—	—
Netherlands	—	—	—	—	(277,641)	277,641			—	—
Rights/Warrants
Hong Kong	—	15,200	—	—	—	(12,507)	—	—	2,693	(12,507)

Total	$5,109	$325,963	$—	$—	$(676,885)	$468,210	$—	$—	$122,397	$(531,257)

Resources Fund
Common Stocks
Indonesia	$—	$114,701	$—	$—	$—	$(9,114)	$—	$—	$105,587	$(9,114)
United Kingdom	—	41,371	—	—	(41,371)	—	—	—	—	—

Total	$—	$156,072	$—	$—	$(41,371)	$(9,114)	$—	$—	$105,587	$(9,114)

Tax-Managed International Equities Fund
Common Stocks
France	$18	$—	$—	$—	$—	$(1)	$—	$—	$17	$(1)

Total	$18	$—	$—	$—	$—	$(1)	$—	$—	$17	$(1)

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.

The net aggregate direct and indirect exposure to investments in securities using Level 3 inputs (based on each Fund’s net assets) as of November 30, 2015 were as follows:

Fund Name	Level 3 securities
Developed World Stock Fund	< 1%
International Equity Fund	0%*
International Large/Mid Cap Equity Fund	0%*
International Small Companies Fund	< 1%
Quality Fund	—
Resources Fund	< 1%
Risk Premium Fund	—
Tax-Managed International Equities Fund	< 1%
U.S. Equity Allocation Fund	—

*	Represents the interest in securities that were determined to have a value of zero at November 30, 2015.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax- Managed International Equities Fund	U.S. Equity Allocation Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments							X
Credit Risk							X
Illiquidity Risk	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X		X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X		X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X
Commodities Risk						X
Merger Arbitrage Risk							X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X				X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its net asset value is expected to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk” below.

In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and could increase the volatility of a Fund’s portfolio.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gain, which, when distributed, is taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability. Companies in the natural resources sector may also be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resources companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or decline in demand for natural resources.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to relatively few stock indices, the Fund is subject to focused investment risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” above for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric — the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended ‘naked” short position) may be required to cover its short position at a time when the securities shold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended (the 1940 Act). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Developed World Stock Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Developed World Stock Fund	International Equity Fund	International Large/ Mid Cap Equity Fund	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Forward currency contracts
Manage against anticipated currency exchange rate changes	X
Futures contracts
Adjust exposure to certain securities markets	X	X	X		X		X	X
Maintain the diversity and liquidity of the portfolio	X	X	X				X	X
Options (Written)
Substitute for direct equity investment	X	X	X			X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended November 30, 2015, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Developed World Stock Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	—	67	92,267	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	67	$92,267	—	—	$—

International Equity Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	—	1,652	2,274,994	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	1,652	$2,274,994	—	—	$—

International Large/Mid Cap Equity Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	—	309	425,529	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	309	$425,529	—	—	$—

Risk Premium Fund
Outstanding, beginning of period	—	8,152	$9,022,610	—	—	$—
Options written	—	97,596	121,008,171	—	—	—
Options bought back	—	(64,796)	(82,078,310)	—	—	—
Options expired	—	(35,332)	(41,108,526)	—	—	—
Options exercised	—	—	—	—	—	—
Options assigned	—	(525)	(2,180,745)	—	—	—

Outstanding, end of period	—	5,095	$4,663,200	—	—	$—

Tax-Managed International Equities Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	—	60	82,627	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	60	$82,627	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of November 30, 2015:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Other Contracts	Total
Developed World Stock Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$77,192	$—	$—	$77,192
Unrealized Appreciation on Futures Contracts	—	85,428	—	—	85,428

Total	$—	$162,620	$—	$—	$162,620

Liabilities:
Unrealized Depreciation on Forward Currency
Contracts	$—	$—	$(73,442)	$—	$(73,442)
Unrealized Depreciation on Futures Contracts	—	(7,058)	—	—	(7,058)
Written Options, at value	—	(80,400)	—	—	(80,400)

Total	$—	$(87,458)	$(73,442)	$—	$(160,900)

International Equity Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$3,247,790	$—	$—	$3,247,790
Unrealized Appreciation on Futures Contracts	—	5,832,174	—	—	5,832,174

Total	$—	$9,079,964	$—	$—	$9,079,964

Liabilities:
Unrealized Depreciation on Futures Contracts	$—	$(247,657)	$—	$—	$(247,657)
Written Options, at value	—	(1,982,400)	—	—	(1,982,400)

Total	$—	$(2,230,057)	$—	$—	$(2,230,057)

International Large/Mid Cap Equity Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$591,402	$—	$—	$591,402
Unrealized Appreciation on Futures Contracts	—	1,093,110	—	—	1,093,110

Total	$—	$1,684,512	$—	$—	$1,684,512

Liabilities:
Unrealized Depreciation on Futures Contracts	$—	$(46,436)	$—	$—	$(46,436)
Written Options, at value	—	(370,800)	—	—	(370,800)

Total	$—	$(417,236)	$—	$—	$(417,236)

International Small Companies Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$3,371	$—	$—	$3,371

Total	$—	$3,371	$—	$—	$3,371

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Other Contracts	Total
Risk Premium Fund
Liabilities:
Written Options, at value	$—	$(3,664,285)	$—	$—	$(3,664,285)

Total	$—	$(3,664,285)	$—	$—	$(3,664,285)

Tax-Managed International Equities Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$114,103	$—	$—	$114,103
Unrealized Appreciation on Futures Contracts	—	119,225	—	—	119,225

Total	$—	$233,328	$—	$—	$233,328

Liabilities:
Written Options, at value	$—	$(72,000)	$—	$—	$(72,000)

Total	$—	$(72,000)	$—	$—	$(72,000)

U.S. Equity Allocation Fund
Assets:
Unrealized Appreciation on Futures Contracts	$—	$1,898,769	$—	$—	$1,898,769

Total	$—	$1,898,769	$—	$—	$1,898,769

The average derivative activity of notional amounts (forward currency contracts, futures contracts), market values (rights and/or warrants) or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended November 30, 2015:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Contracts)	Rights and/or Warrants ($)
Developed World Stock Fund	7,037,881	2,182,053	7	18,211
International Equity Fund	—	21,126,421	184	992,642
International Large/Mid Cap Equity Fund	—	3,955,895	34	160,193
International Small Companies Fund	3,662	—	—	20,119
Quality Fund	93,509	—	—	—
Resources Fund	—	601,388	—	10,999
Risk Premium Fund	—	—	7,863	—
Tax-Managed International Equities Fund	—	730,067	7	28,814
U.S. Equity Allocation Fund	—	8,272,982	—	—

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 83.3%

	Belgium — 0.1%
96	Anheuser-Busch InBev NV	12,342

	Brazil — 4.0%
8,000	Ambev SA ADR	38,160
360	Banco Bradesco SA	2,228
77,860	Banco do Brasil SA	326,836
100	BR Malls Participacoes SA	330
7,100	Brasil Brokers Participacoes SA *	2,753
28,600	CCR SA	94,514
1,703	CETIP SA	16,180
20,989	Cia de Saneamento Basico do Estado de Sao Paulo ADR	101,377
5,300	Cielo SA	47,992
10,800	Companhia de Saneamento Basico do Estado de Sao Paulo	52,677
5,600	Companhia Siderurgica Nacional SA	7,924
19,200	Companhia Siderurgica Nacional SA Sponsored ADR	27,264
1,547	CPFL Energia SA *	6,283
722	CPFL Energia SA ADR *	5,877
7,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	15,072
11,495	Duratex SA	19,880
2,900	Embraer SA Sponsored ADR	90,741
4,355	Localiza Rent a Car SA	29,865
5,000	LPS Brasil Consultoria de Imoveis SA	2,673
100	Multiplan Empreendimentos Imobiliarios SA	1,099
2,000	Multiplus SA	19,503
3,950	Oi SA *	2,947
3,225	Raia Drogasil SA	33,006
8,900	Tim Participacoes SA	17,550

	Total Brazil	962,731

	Chile — 0.1%
1,327,380	Corpbanca SA	11,488
1,700	Enersis SA Sponsored ADR	20,842

	Total Chile	32,330

	China — 14.2%
658,802	Agricultural Bank of China Ltd – Class H	252,630
10,800	AIA Group Ltd	64,624
10,500	Anhui Conch Cement Co Ltd – Class H	28,675
659,000	Bank of China Ltd – Class H	295,003
14,000	Beijing Enterprises Water Group Ltd *	10,948
4,500	Biostime International Holdings Ltd	7,635
26,000	Brilliance China Automotive Holdings Ltd	32,958
113,000	China Cinda Asset Management Co Ltd	42,058
569,160	China Communications Services Corp Ltd – Class H	220,689
782,720	China Construction Bank Corp – Class H	539,150
1,000	China Machinery Engineering Corp – Class H	766

Shares	Description	Value ($)
	China — continued
42,834	China Mobile Ltd	491,172
800	China Mobile Ltd Sponsored ADR	45,976
33,600	China Overseas Land & Investment Ltd	111,499
11,200	China Overseas Property Holdings Ltd *	2,152
12,000	China Resources Land Ltd	32,364
123,000	Country Garden Holdings Co Ltd	46,348
25,000	Geely Automobile Holdings Ltd	13,038
757,000	Industrial and Commercial Bank of China – Class H	460,557
1,400	People’s Insurance Co Group of China Ltd	722
72,000	PICC Property & Casualty Co Ltd – Class H	155,742
5,000	Ping An Insurance (Group) Co of China Ltd – Class H	27,397
8,400	Qingdao Haier Co Ltd – Class A	12,997
14,000	Shanghai Industrial Holdings Ltd	36,866
1,100	Shanghai Jahwa United Co Ltd – Class A	6,895
6,000	Shenzhou International Group Holdings Ltd	31,933
22,500	Shimao Property Holdings Ltd	37,065
2,000	Sinopharm Group Co Ltd Class H	8,390
22,000	Sunac China Holdings Ltd	14,716
700	TAL Education Group ADR *	30,828
4,900	Tencent Holdings Ltd	97,627
14,000	Tong Ren Tang Technologies Co Ltd – Class H	21,776
1,700	Vipshop Holdings Ltd ADR *	28,101
38,000	Xinyi Glass Holdings Ltd	20,282
165,000	Yangzijiang Shipbuilding Holdings Ltd	128,542
12,000	Zhejiang Expressway Co Ltd – Class H	14,605
2,000	Zhuzhou CSR Times Electric Co Ltd – Class H	13,241

	Total China	3,385,967

	Colombia — 0.1%
25,127	Ecopetrol SA	10,428
2,500	Ecopetrol SA Sponsored ADR	20,975

	Total Colombia	31,403

	Czech Republic — 1.4%
1,186	CEZ AS	21,540
919	Komercni Banka AS	186,561
282	Philip Morris CR AS	131,239

	Total Czech Republic	339,340

	Egypt — 0.3%
4,601	Alexandria Mineral Oils Co	15,102
315,551	Orascom Telecom Media and Technology Holding SAE *	21,277
10,618	Sidi Kerir Petrochemicals Co	15,872
23,615	Telecom Egypt Co	18,587

	Total Egypt	70,838

	Greece — 0.4%
7,243	Alpha Bank AE (a)	15,305
27,932	Eurobank Ergasias SA * (a)	29,512

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Greece — continued
91,872	National Bank of Greece (a)	29,120
95,422	Piraeus Bank SA * (a)	30,245

	Total Greece	104,182

	India — 10.6%
14,330	Asian Paints Ltd	180,861
7,128	Aurobindo Pharma Ltd	86,460
173	Bajaj Finance Ltd	14,377
407	Britannia Industries Ltd	17,833
3,455	Cairn India Ltd	6,993
1,600	Colgate-Palmolive India Ltd	23,187
2,507	Dabur India Ltd	10,341
14	Eicher Motors Ltd	3,524
4,561	Fortis Healthcare Ltd *	11,495
50,176	HDFC Bank Ltd (b)	992,459
8,157	Hero MotoCorp Ltd	329,182
2,107	IndusInd Bank Ltd	29,724
10,964	Jindal Steel & Power Ltd *	14,953
4,181	Kajaria Ceramics Ltd	59,406
2,626	LIC Housing Finance Ltd	19,118
5,915	Maruti Suzuki India Ltd	404,379
1,985	Mphasis Ltd	14,806
2,753	Muthoot Finance Ltd	7,472
63	Nestle India Ltd	5,534
2,216	Petronet LNG Ltd	7,781
48	Repco Home Finance Ltd	529
902	SKS Microfinance Ltd *	6,113
314	Supreme Industries Ltd	3,076
1,979	Tata Motors Ltd *	12,569
1,148	Voltas Ltd	4,984
23,215	Yes Bank Ltd	267,949

	Total India	2,535,105

	Indonesia — 1.5%
400,000	ACE Hardware Indonesia Tbk PT	22,086
204,500	Astra International Tbk PT	87,359
194,816	Bank Danamon Indonesia Tbk PT	39,732
12,100	Bank Mandiri Persero Tbk PT	7,471
685,000	Global Mediacom Tbk PT	41,311
114,000	Indosat Tbk PT *	46,067
173,540	Kalbe Farma Tbk PT	16,747
850,800	Media Nusantara Citra Tbk PT	99,767
25,800	Perusahaan Gas Negara Persero Tbk PT	4,943

	Total Indonesia	365,483

	Malaysia — 0.2%
4,922	Hong Leong Bank Berhad	15,613
36,800	Media Prima Bhd	12,058
9,300	Tenaga Nasional Bhd	29,122

	Total Malaysia	56,793

Shares	Description	Value ($)
	Mexico — 0.6%
3,200	Alsea SAB de CV	11,412
19,800	Cemex SAB de CV Sponsored ADR *	124,740
1,300	Grupo Financiero Banorte SAB de CV – Class O	6,971

	Total Mexico	143,123

	Panama — 0.0%
100	Copa Holdings SA – Class A	5,165

	Philippines — 0.8%
13,180	BDO Unibank Inc	28,207
945	GT Capital Holdings Inc	25,325
19,100	Manila Water Co Inc	9,923
39,200	Puregold Price Club Inc	28,621
27,020	Robinsons Retail Holdings Inc	41,217
3,120	San Miguel Corp	3,098
16,390	Semirara Mining & Power Corp	47,186

	Total Philippines	183,577

	Poland — 0.7%
49,476	PGE SA	162,149
1,010	Powszechny Zaklad Ubezpieczen SA	9,650

	Total Poland	171,799

	Qatar — 0.3%
6,386	Qatar Gas Transport Co Nakilat	42,951
457	Qatar National Bank	20,060

	Total Qatar	63,011

	Russia — 10.4%
6,700	CTC Media Inc	12,127
44,716	Gazprom Neft PAO	99,440
6,614	Gazprom Neft PAO Sponsored ADR	73,909
51,854	Gazprom PAO Sponsored ADR	213,868
852	Global Ports Investments Plc (Registered Shares) *	3,410
7,754	Lenta Ltd, GDR 144A *	58,853
7,035	Lukoil PJSC Sponsored ADR	270,645
278	Magnit OJSC GDR	13,405
282	Mail.ru Group Ltd GDR (Registered Shares) *	6,494
2,201	MegaFon OAO GDR	33,267
36,523	Mobile TeleSystems PJSC Sponsored ADR	257,487
13,117	Moscow Exchange MICEX-RTS PJSC	18,750
6,709	Rosneft OJSC GDR (Registered Shares)	26,922
69,800	Sberbank of Russia PJSC *	108,418
39,071	Sberbank of Russia PJSC Sponsored ADR	261,636
1,448	Sistema JSFC Sponsored GDR (Registered Shares)	9,670
87,167	Surgutneftegas Sponsored ADR	434,978
15,984	Tatneft PAO Sponsored GDR (Registered Shares)	470,085
1,800	VimpelCom Ltd Sponsored ADR	6,480

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
465	X5 Retail Group NV GDR (Registered Shares) *	10,517
6,200	Yandex NV – Class A *	103,106

	Total Russia	2,493,467

	South Africa — 1.1%
158,017	African Bank Investments Ltd * (a)	11
881	Bidvest Group Ltd (The)	20,508
1,840	FirstRand Ltd	5,980
6,075	Kumba Iron Ore Ltd	18,893
10,158	Life Healthcare Group Holdings Ltd	25,056
17,625	MTN Group Ltd	176,333
89	Naspers Ltd – N Shares	13,251
1,953	Truworths International Ltd	12,753

	Total South Africa	272,785

	South Korea — 13.1%
3,322	BNK Financial Group Inc	27,877
5,389	DGB Financial Group Inc	48,355
1,015	Dongbu Insurance Co Ltd	54,395
3,574	Hana Financial Group Inc	78,605
461	Hankook Tire Co Ltd	18,356
409	Hyundai Marine & Fire Insurance Co Ltd	11,965
2,724	Hyundai Mobis Co Ltd	586,209
2,492	Hyundai Motor Co	316,892
66	Hyundai Wia Corp	6,883
6,707	Industrial Bank of Korea	76,929
410	KB Insurance Co Ltd	9,781
14,888	Kia Motors Corp	674,262
76	KT&G Corp	7,019
3,403	Kwangju Bank *	23,766
74	LG Hausys Ltd	10,906
59	Lotte Shopping Co Ltd	11,967
3,019	Samho International Co Ltd *	37,752
233	Samsung Electro Mechanics Co Ltd	13,899
741	Samsung Electronics Co Ltd	820,245
196	Samsung Electronics Co Ltd GDR	108,959
695	Shinhan Financial Group Co Ltd	24,953
79	SK Telecom Co Ltd	15,935
1,039	SK Telecom Co Ltd Sponsored ADR	23,149
14,803	Woori Bank	121,164

	Total South Korea	3,130,223

	Taiwan — 15.7%
10,000	Advanced Semiconductor Engineering Inc	10,621
4,200	Advanced Semiconductor Engineering Inc ADR	22,638
5,894	Advantech Co Ltd	38,657
59,000	Asustek Computer Inc	488,440
4,000	Catcher Technology Co Ltd	38,623
81,884	Chunghwa Telecom Co Ltd	250,217
828,577	Compal Electronics Inc	458,977

Shares	Description	Value ($)
	Taiwan — continued
4,000	Delta Electronics Inc	19,142
41,416	E.Sun Financial Holding Co Ltd	24,920
6,914	Far EasTone Telecommunications Co Ltd	14,544
10,656	Foxconn Technology Co Ltd	23,815
3,000	Giant Manufacturing Co Ltd	20,376
244,523	Hon Hai Precision Industry Co Ltd	629,386
85,000	HTC Corp	211,291
254	Largan Precision Co Ltd	19,725
91,908	Lite-On Technology Corp	94,231
37,176	MediaTek Inc	296,256
34,000	Pegatron Corp	89,514
21,000	Pou Chen Corp	27,965
6,100	Powertech Technology Inc	13,164
2,000	President Chain Store Corp	12,824
830,200	ProMOS Technologies Inc * (a)	—
80,715	Quanta Computer Inc	126,106
1,629	Siliconware Precision Industries Co	2,157
242,863	Taishin Financial Holding Co Ltd	86,250
12,308	Taiwan Mobile Co Ltd	37,143
15,200	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	345,952
29,000	Taiwan Semiconductor Manufacturing Co Ltd	124,094
408,374	Wistron Corp	213,295
1,000	Wowprime Corp	4,398
22,577	Yuanta Financial Holding Co Ltd	8,539

	Total Taiwan	3,753,260

	Thailand — 1.1%
3,800	Advanced Info Service Pcl (Foreign Registered)	21,148
143,200	Bangkok Dusit Medical Services Pcl (Foreign Registered)	81,161
345,700	Chularat Hospital Pcl (Foreign Registered)	23,904
11,400	Intouch Holdings Pcl (Foreign Registered) (b)	21,153
96,833	Quality Houses Pcl (Foreign Registered)	6,057
26,180	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	37,963
312,533	Sansiri Pcl (Foreign Registered)	14,055
27,200	SPCG Pcl (Foreign Registered)	18,064
12,000	Tisco Financial Group Pcl (Foreign Registered)	14,068
74,400	TTW Pcl (Foreign Registered)	22,413

	Total Thailand	259,986

	Turkey — 5.7%
6,999	Akbank TAS	16,580
4,823	Arcelik AS	26,071
7,490	Dogus Otomotiv Servis ve Ticaret AS	29,245
32,959	Eregli Demir ve Celik Fabrikalari TAS	42,392
29,580	Haci Omer Sabanci Holding AS	82,528
2,353	Koza Altin Isletmeleri AS	9,529
53,748	Turk Hava Yollari Anonim Ortakligi *	140,843
64,212	Turk Telekomunikasyon AS	132,068
1,100	Turk Traktor ve Ziraat Makineleri AS	27,486

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
78,113	Turkcell Iletisim Hizmetleri AS	296,832
2,300	Turkcell Iletisim Hizmetleri AS ADR	21,896
36,767	Turkiye Garanti Bankasi AS	91,956
49,127	Turkiye Halk Bankasi AS	182,925
85,252	Turkiye IS Bankasi – Class C	137,765
63,409	Turkiye Vakiflar Bankasi TAO – Class D	86,209
24,772	Yapi ve Kredi Bankasi AS	28,443

	Total Turkey	1,352,768

	United Kingdom — 0.7%
1,423	British American Tobacco Plc	82,812
1,835	Unilever Plc	78,327
200	Unilever Plc Sponsered ADR	8,570

	Total United Kingdom	169,709

	United States — 0.2%
506	Colgate-Palmolive Co.	33,234
100	Mead Johnson Nutrition Co.	8,059

	Total United States	41,293

	TOTAL COMMON STOCKS (COST $25,162,690)	19,936,680

	PREFERRED STOCKS — 10.0%

	Brazil — 4.0%
100	Banco Bradesco SA	544
4,700	Banco Bradesco SA ADR	25,192
28,300	Banco do Estado do Rio Grande do Sul SA – Class B	39,783
59,783	Companhia Energetica de Minas Gerais	101,795
47,245	Companhia Energetica de Minas Gerais Sponsored ADR	80,789
2,000	Companhia Energetica de Sao Paulo – Class B	6,945
9,400	Gerdau SA	14,761
100	Gerdau SA Sponsored ADR	158
4,560	Itau Unibanco Holding SA	32,644
400	Itau Unibanco Holding SA ADR	2,832
62,747	Itausa-Investimentos Itau SA	117,271
38,000	Metalurgica Gerdau SA	19,394
11,200	Telefonica Brasil SA	106,912
34,300	Telefonica Brasil SA ADR	321,734
8,900	Tim Participacoes SA ADR	88,822

	Total Brazil	959,576

	Russia — 3.4%
51,322	Sberbank	59,048
1,040,141	Surgutneftegaz OJSC	664,728
39	Transneft *	89,097

	Total Russia	812,873

Shares / Par Value		Description	Value ($)
		South Korea — 2.6%
	3,476	Hyundai Motor Co	334,324
	299	Samsung Electronics Co Ltd (Non-Voting)	282,691
	7	Samsung Electronics Co Ltd GDR (Registered Shares)	3,304

		Total South Korea	620,319

		TOTAL PREFERRED STOCKS (COST $3,919,673)	2,392,768

		INVESTMENT FUNDS — 3.6%

		Thailand — 0.5%
	201,000	BTS Rail Mass Transit Growth Infrastructure Fund	57,169
	208,400	Digital Telecommunications Infrastructure Fund (Foreign Registered)	72,169

		Total Thailand	129,338

		United States — 3.1%
	21,726	iShares MSCI Emerging Markets ETF	738,466

		TOTAL INVESTMENT FUNDS (COST $894,960)	867,804

		RIGHTS/WARRANTS — 0.0%

		Malaysia — 0.0%
	787	Hong Leong Bank Bhd Rights, Expires 12/14/15 *	489

		Thailand — 0.0%
	78,133	Sansiri PCL Warrants, Expires 11/24/17 *	349

		TOTAL RIGHTS/WARRANTS (COST $778)	838

		MUTUAL FUNDS — 0.0%

		United States — 0.0%
		Affiliated Issuers
	220	GMO U.S. Treasury Fund	5,500

		TOTAL MUTUAL FUNDS (COST $5,500)	5,500

		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposits — 0.4%
EUR	23,982	Bank of Montreal Time Deposit, (0.22)%, due 12/01/15	25,339
USD	8,708	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.06%, due 12/01/15	8,708

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
EUR	45,997	DnB Nor Bank (Oslo) Time Deposit, (0.22)%, due 12/01/15	48,598

		Total Time Deposits	82,645

		TOTAL SHORT-TERM INVESTMENTS (COST $82,645)	82,645

		TOTAL INVESTMENTS — 97.3% (Cost $30,066,246)	23,286,235
		Other Assets and Liabilities (net) — 2.7%	652,120

		TOTAL NET ASSETS — 100.0%	$23,938,355

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the securities of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 83.4%

	Belgium — 0.5%
81,909	Anheuser-Busch InBev NV	10,530,759

	Brazil — 2.0%
1,804,145	CETIP SA	17,141,369
5,332,821	LPS Brasil Consultoria de Imoveis SA	2,850,381
2,145,200	Raia Drogasil SA	21,954,806

	Total Brazil	41,946,556

	Chile — 0.5%
1,214,772,880	Corpbanca SA	10,513,885

	China — 18.6%
8,488,200	AIA Group Ltd	50,790,957
15,188,000	Beijing Enterprises Water Group Ltd *	11,876,912
13,376,900	Brilliance China Automotive Holdings Ltd	16,956,674
5,972,400	Cosmo Lady China Holdings Co Ltd	5,815,113
5,926,404	Fosun International Ltd	10,554,156
3,639,200	Fuyao Glass Industry Group Co Ltd *	8,253,229
1,308,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	3,285,573
78,995,000	Industrial & Commercial Bank of China Ltd – Class H	48,060,405
5,354,320	Ping An Insurance (Group) Co of China Ltd – Class H	29,338,493
4,765,000	Qingdao Haier Co Ltd – Class A	7,372,648
2,304,468	Shanghai Jahwa United Co Ltd – Class A	14,444,029
4,538,000	Shenzhou International Group Holdings Ltd	24,152,059
1,733,200	Sinopharm Group Co Ltd – Class H	7,271,146
547,631	TAL Education Group ADR *	24,117,669
3,852,700	Tencent Holdings Ltd	76,760,765
7,183,440	Tong Ren Tang Technologies Co Ltd – Class H	11,173,098
1,637,300	Vipshop Holdings Ltd ADR *	27,064,569
1,026,500	Zhuzhou CSR Times Electric Co Ltd – Class H	6,796,013

	Total China	384,083,508

	France — 0.4%
51,841	L’Oreal SA	9,168,631

	India — 13.8%
136,612	Bajaj Finance Ltd	11,353,326
425,714	Britannia Industries Ltd	18,653,407
1,120,499	Colgate-Palmolive India Ltd	16,238,392
1,217,628	Dabur India Ltd	5,022,363
5,321	Eicher Motors Ltd	1,339,444
212,267	Emami Ltd	2,942,286
3,217,408	Fortis Healthcare Ltd *	8,108,584
2,079,687	Gateway Distriparks Ltd	10,601,788
2,055,619	Gayatri Projects Ltd (a)	23,272,693
2,049,847	HDFC Bank Ltd (b)	40,545,073

Shares	Description	Value ($)
	India — continued
2,251,702	IndusInd Bank Ltd	31,765,940
792,565	J Kumar Infraprojects Ltd	8,861,637
8,533,517	Jindal Steel & Power Ltd *	11,637,920
1,333,549	LIC Housing Finance Ltd	9,708,830
303,147	Maruti Suzuki India Ltd	20,724,665
188,269	Multi Commodity Exchange of India Ltd (b)	2,918,167
184,870	Muthoot Finance Ltd	501,732
61,276	Nestle India Ltd	5,382,344
2,007,080	Petronet LNG Ltd	7,047,504
751,243	Repco Home Finance Ltd	8,275,533
1,088,913	SKS Microfinance Ltd *	7,379,939
1,088,891	Snowman Logistics Ltd	1,538,403
349,982	Supreme Industries Ltd	3,428,411
2,045,693	Tata Motors Ltd *	12,992,164
1,179,818	Techno Electric & Engineering Co Ltd	10,039,512
1,243,860	Voltas Ltd	5,400,538

	Total India	285,680,595

	Indonesia — 1.3%
9,883,400	Bank Mandiri Persero Tbk PT	6,102,640
130,054,186	Kalbe Farma Tbk PT	12,550,591
47,015,000	Mitra Keluarga Karyasehat Tbk PT	8,198,151

	Total Indonesia	26,851,382

	Malaysia — 0.4%
22,234,644	Media Prima Bhd	7,285,439

	Mexico — 0.8%
2,930,900	Alsea SAB de CV	10,451,936
1,122,600	Grupo Financiero Banorte SAB de CV – Class O	6,019,884

	Total Mexico	16,471,820

	Panama — 0.2%
61,300	Copa Holdings SA – Class A	3,166,145

	Philippines — 6.2%
13,336,640	Aboitiz Power Corp	11,878,080
13,014,390	BDO Unibank Inc	27,853,195
8,443,554	Concepcion Industrial Corp	7,479,117
585,394	GT Capital Holdings Inc	15,687,762
15,604,500	Puregold Price Club Inc	11,393,218
14,245,180	Robinsons Retail Holdings Inc	21,729,963
11,331,422	Semirara Mining & Power Corp	32,622,353

	Total Philippines	128,643,688

	Qatar — 2.0%
4,600,497	Qatar Gas Transport Co Nakilat	30,941,703
218,741	Qatar National Bank	9,601,652

	Total Qatar	40,543,355

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Russia — 4.2%
1,510,597	Global Ports Investments Plc GDR (Registered Shares) *	6,045,828
1,501,770	Lenta Ltd GDR (Registered Shares) *	11,410,516
109,912	Magnit PJSC Sponsored GDR (Registered Shares)	5,299,800
908,000	Mobile TeleSystems PJSC Sponsored ADR	6,401,400
5,184,242	Sberbank Sponsored ADR	34,715,950
997,789	Sollers OJSC *	6,353,919
403,509	X5 Retail Group NV GDR (Registered Shares) *	9,126,256
381,100	Yandex NV – Class A *	6,337,693

	Total Russia	85,691,362

	South Africa — 1.9%
1,549,429	FirstRand Ltd	5,035,796
4,411,804	Life Healthcare Group Holdings Ltd	10,882,205
74,354	Naspers Ltd – N Shares	11,070,200
1,797,555	Truworths International Ltd	11,738,218

	Total South Africa	38,726,419

	South Korea — 4.5%
192,028	Hankook Tire Co Ltd	7,646,242
405,292	Hyundai Marine & Fire Insurance Co Ltd	11,856,985
46,368	Hyundai Motor Co	5,896,325
61,824	Kakao Corp	6,429,861
323,738	KB Insurance Co Ltd	7,722,980
169,641	KT&G Corp	15,666,513
47,379	LG Hausys Ltd	6,982,830
354,510	Shinhan Financial Group Co Ltd	12,728,095
89,473	SK Telecom Co Ltd	18,047,588

	Total South Korea	92,977,419

	Switzerland — 2.4%
668,303	Nestle SA (Registered)	49,534,129

	Taiwan — 4.7%
7,606,000	Chunghwa Telecom Co Ltd	23,242,031
43,533,489	E.Sun Financial Holding Co Ltd	26,193,757
2,060,000	Giant Manufacturing Co Ltd	13,991,278
906,000	Lung Yen Life Service Corp	1,736,212
1,874,000	President Chain Store Corp	12,016,400
6,881,000	Taiwan Mobile Co Ltd	20,765,333

	Total Taiwan	97,945,011

	Thailand — 4.5%
47,605,050	Bangkok Dusit Medical Services Pcl (Foreign Registered)	26,981,006
6,431,800	Carabao Group Pcl (Foreign Registered)	6,423,961
171,545,000	Chularat Hospital Pcl (Foreign Registered)	11,861,796
11,907,700	Intouch Holdings Pcl (Foreign Registered) (b)	22,094,886
7,724,200	Major Cineplex Group Pcl (Foreign Registered)	6,687,493

Shares	Description	Value ($)
	Thailand — continued
14,598,500	SPCG Pcl (Foreign Registered)	9,694,938
8,436,700	Tisco Financial Group Pcl (Foreign Registered)	9,890,627

	Total Thailand	93,634,707

	Turkey — 1.9%
2,846,312	Dogus Otomotiv Servis ve Ticaret AS	11,113,589
493,357	Turk Traktor ve Ziraat Makineleri AS	12,327,820
6,321,394	Turkiye Garanti Bankasi AS	15,810,005

	Total Turkey	39,251,414

	United Arab Emirates — 1.5%
1,754,426	Al Noor Hospitals Group Plc	29,974,927

	United Kingdom — 5.7%
1,031,234	British American Tobacco Plc	60,012,662
1,362,228	Unilever Plc	58,146,823

	Total United Kingdom	118,159,485

	United States — 4.4%
934,301	Abbott Laboratories	41,968,801
501,246	Colgate-Palmolive Co.	32,921,837
81,400	Mead Johnson Nutrition Co.	6,560,026
202,600	Mondelez International, Inc. – Class A	8,845,516

	Total United States	90,296,180

	Vietnam — 1.0%
3,683,318	Viet Nam Dairy Products JSC	20,322,909

	TOTAL COMMON STOCKS (COST $1,771,752,565)	1,721,399,725

	PREFERRED STOCKS — 1.0%

	Brazil — 1.0%
2,933,200	Itau Unibanco Holding SA	20,998,403

	TOTAL PREFERRED STOCKS (COST $21,877,084)	20,998,403

	INVESTMENT FUNDS — 13.3%

	China — 5.4%
1,418,400	iShares China Large-Cap ETF	53,119,080
4,468,600	Hang Seng Investment Index ETF	57,701,029

	Total China	110,820,109

	South Korea — 2.4%
2,367,563	Samsung Kodex 200 ETF	50,001,829

	Thailand — 3.0%
64,737,284	BTS Rail Mass Transit Growth Infrastructure Fund	18,412,808

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Thailand — continued
34,421,700	TICON Industrial Growth Leasehold Property Fund (a)	11,140,521
95,750,192	TRUE Telecommunication Growth Infrastructure Fund	33,158,219

	Total Thailand	62,711,548

	United States — 2.5%
1,500,525	iShares MSCI Emerging Markets ETF	51,002,845

	TOTAL INVESTMENT FUNDS (COST $277,956,606)	274,536,331

	DEBT OBLIGATIONS — 1.3%

	Mexico — 1.3%
	Corporate Debt — 1.3%
14,314,000	Cemex Finance LLC, 144A, 6.00%, due 04/01/24	13,291,116
15,331,000	Cemex SAB de CV, 144A, 5.70%, due 01/11/25	13,586,674

	Total Corporate Debt	26,877,790

	Total Mexico	26,877,790

	TOTAL DEBT OBLIGATIONS (COST $28,148,835)	26,877,790

	MUTUAL FUNDS — 0.0%

	United States — 0.0%
	Affiliated Issuers
8,175	GMO U.S. Treasury Fund	204,369

	TOTAL MUTUAL FUNDS (COST $204,369)	204,369

	SHORT-TERM INVESTMENTS — 0.3%

	U.S. Government — 0.3%
5,000,000	U. S. Treasury Bill, 0.18%, due 03/17/16 (c)(d)	4,997,360

	TOTAL SHORT-TERM INVESTMENTS (COST $4,997,481)	4,997,360

	TOTAL INVESTMENTS — 99.3% (Cost $2,104,936,940)	2,049,013,978
	Other Assets and Liabilities (net) — 0.7%	15,301,853

	TOTAL NET ASSETS — 100.0%	$2,064,315,831

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/11/2015	MSCI	CNH	689,877,200	USD	106,841,753	$(409,371)
08/31/2016	MSCI	INR	6,939,000,000	USD	100,000,000	263,989
08/31/2016	MSCI	KRW	76,909,787,963	USD	64,275,980	(1,736,888)
08/31/2016	MSCI	USD	64,892,798	KRW	76,909,787,963	1,120,070
07/27/2016	GS	THB	6,393,488,527	USD	176,792,605	(707,467)
08/31/2016	MSCI	TWD	7,374,660,000	USD	226,840,333	623,768
08/31/2016	MSCI	USD	226,993,249	TWD	7,374,660,000	(776,684)
07/27/2016	GS	USD	91,754,208	THB	3,328,092,519	642,401
12/11/2015	MSCI	USD	108,660,560	CNH	689,877,200	(1,409,435)
08/31/2016	MSCI	USD	58,787,268	INR	4,007,822,000	(1,181,824)

						$(3,571,441)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
1,491	Mini MSCI Emerging Markets	December 2015	$61,131,000	$(2,132,482)

Sales
3,999	SGX CNX Nifty Index 50	December 2015	$63,864,122	$(804,645)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

JSC - Joint Stock Company

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

*	Non-income producing security.

(a)	Affiliated company.

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Counterparty Abbreviations:

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

CNH - Chinese Yuan Renminbi Offshore

INR - Indian Rupee

KRW - South Korean Won

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 88.3%

	Belgium — 0.1%
23,313	Anheuser-Busch InBev NV	2,997,272

	Brazil — 5.6%
2,803,500	Aes Tiete SA	9,554,694
11,573,700	Banco do Brasil SA	48,583,434
5,264,400	Brasil Brokers Participacoes SA *	2,040,969
538,895	CETIP SA	5,120,097
7,650,536	Cia de Saneamento Basico do Estado de Sao Paulo ADR	36,952,089
1,599,300	Cia de Saneamento de Minas Gerais *	6,754,417
1,733,000	Cia Hering	6,747,922
47,200	Cia Paranaense de Energia	233,852
1,359,900	Companhia de Concessoes Rodoviarias	4,494,062
2,222,600	Companhia de Saneamento Basico do Estado de Sao Paulo	10,840,786
2,845,801	CPFL Energia SA	11,558,278
788,218	CPFL Energia SA ADR	6,416,095
4,501,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,588,535
1,762,300	Direcional Engenharia SA	1,579,128
3,780,609	Duratex SA	6,538,456
917,200	EcoRodovias Infraestrutura e Logistica SA	1,237,435
6,408,900	EDP-Energias do Brasil SA	19,632,056
2,406,100	Equatorial Energia SA	21,807,846
2,567,900	Even Construtora e Incorporadora SA	2,704,976
691,000	Ez Tec Empreendimentos e Participacoes SA	2,337,481
1,148,400	Gafisa SA *	734,709
772,971	Grendene SA	3,403,465
916,300	Grupo BTG Pactual	4,939,877
5,248,509	Light SA	14,643,385
539,500	Localiza Rent a Car SA	3,699,678
707,500	LPS Brasil Consultoria de Imoveis SA	378,157
46,500	Magazine Luiza SA	105,920
4,414,800	MRV Engenharia e Participacoes SA	9,407,211
667,000	Multiplus SA	6,504,238
5,993,405	Oi SA *	4,471,229
666,200	Raia Drogasil SA	6,818,148
2,671,300	Tractebel Energia SA	23,052,284
4,706,651	Transmissora Alianca de Energia Eletrica SA	21,417,363
2,561,200	Via Varejo SA	2,314,632

	Total Brazil	315,612,904

	Chile — 0.3%
410,609,154	Corpbanca SA	3,553,831
1,105,766	Empresa Nacional de Electricidad SA	1,308,569
16,900	Empresa Nacional de Electricidad SA Sponsored ADR	604,344
11,478,849	Enersis SA	2,814,193

Shares	Description	Value ($)
	Chile — continued
489,000	Enersis SA Sponsored ADR	5,995,140

	Total Chile	14,276,077

	China — 15.1%
7,164,000	Agile Property Holdings Ltd	3,877,943
144,078,390	Agricultural Bank of China Ltd – Class H	55,249,490
2,552,200	AIA Group Ltd	15,271,633
3,034,705	Aier Eye Hospital Group Co Ltd – Class A	15,122,194
1,540,538	Anhui Conch Cement Co Ltd – Class A	3,951,775
1,154,000	Anhui Conch Cement Co Ltd – Class H	3,151,574
207,424,082	Bank of China Ltd – Class H	92,854,062
4,396,000	Beijing Enterprises Water Group Ltd *	3,437,642
4,598,000	Belle International Holdings Ltd	4,060,117
3,656,000	Brilliance China Automotive Holdings Ltd	4,634,377
6,402,000	China BlueChemical Ltd – Class H	1,739,152
3,020,000	China Child Care Corp Ltd	288,593
64,132,200	China Communications Services Corp Ltd – Class H	24,866,919
194,304,406	China Construction Bank Corp – Class H	133,839,923
1,397,734	China International Travel Service Corp Ltd – Class A	10,948,745
11,121,000	China Machinery Engineering Corp – Class H	8,521,957
5,909,237	China Mobile Ltd	67,760,413
347,200	China Mobile Ltd Sponsored ADR	19,953,584
10,552,400	China Overseas Land & Investment Ltd	35,017,180
1,147,111	China Resources Land Ltd	3,093,755
8,014,000	China South City Holdings Ltd	1,836,422
3,713,000	China ZhengTong Auto Services Holdings Ltd	1,511,587
4,800,000	CIFI Holdings Group Co Ltd	1,043,977
1,987,026	CITIC Securities Co Ltd – Class A	5,452,728
2,223,000	Cosmo Lady China Holdings Co Ltd	2,164,456
9,997,000	Evergrande Real Estate Group Ltd	7,971,578
1,480,444	Fosun International Ltd	2,636,479
1,049,600	Fuyao Glass Industry Group Co Ltd – Class H *	2,380,355
1,471,000	Greentown China Holdings Ltd *	1,485,888
87,300	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	219,289
4,792,400	Guangzhou R&F Properties Co Ltd – Class H	5,415,438
102,000	Haier Electronics Group Co Ltd	184,378
7,682,000	Harbin Power Equipment Co Ltd	3,839,254
8,862,000	Huabao International Holdings Ltd *	2,809,206
4,317,543	Huaneng Power International Inc – Class A	6,030,872
222,463,347	Industrial and Commercial Bank of China – Class H	135,346,271
4,338,918	Jiangsu Expressway Co Ltd – Class A	5,595,052
2,911,650	Jiangxi Copper Co Ltd	3,488,949
179,603	Kweichow Moutai Co Ltd	5,990,333

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	China — continued
2,024,000	Lianhua Supermarket Holdings Co Ltd – Class H *	858,443
15,399,800	Lonking Holdings Ltd	2,559,869
19,700,000	Parkson Retail Group Ltd	2,530,768
5,931,000	Peak Sport Products Co Ltd	1,854,002
1,646,500	Ping An Insurance (Group) Co of China Ltd – Class H	9,021,842
1,862,742	Qingdao Haier Co Ltd – Class A	2,882,128
10,438,000	Real Nutriceutical Group Ltd	1,346,239
2,927,665	SAIC Motor Corp Ltd – Class A	8,784,697
750,006	Shanghai Jahwa United Co Ltd – Class A	4,700,915
1,292,000	Shenzhou International Group Holdings Ltd	6,876,258
567,500	Shimao Property Holdings Ltd	934,852
5,660,000	Shougang Fushan Resources Group Ltd	758,181
8,690,000	Sinopec Engineering Group Co Ltd – Class H	6,703,097
501,600	Sinopharm Medicine Holding Co Ltd – Class H	2,104,320
1,650,000	Skyworth Digital Holdings Ltd	1,078,550
4,483,000	SOHO China Ltd	1,865,349
141,606	TAL Education Group ADR *	6,236,328
987,400	Tencent Holdings Ltd	19,672,847
2,114,880	Tong Ren Tang Technologies Co Ltd – Class H	3,289,477
364,700	Vipshop Holdings Ltd ADR *	6,028,491
2,610,078	Weichai Power Co Ltd – Class A	3,825,236
2,028,816	Weifu High-Technology Group Co Ltd – Class A	7,415,705
50,215,680	Yangzijiang Shipbuilding Holdings Ltd	39,120,277
4,718,000	Yuexiu Property Co Ltd	780,764
2,190,000	Zhejiang Expressway Co Ltd – Class H	2,665,358
379,000	Zhuzhou CSR Times Electric Co Ltd – Class H	2,509,195

	Total China	849,446,728

	Colombia — 0.3%
192,198	Almacenes Exito SA	641,760
13,722,450	Ecopetrol SA	5,694,778
1,382,400	Ecopetrol SA Sponsored ADR	11,598,336

	Total Colombia	17,934,874

	Czech Republic — 0.1%
10,030	Philip Morris CR AS	4,667,821

	Egypt — 0.3%
168,963	Alexandria Mineral Oils Co	554,586
104,387,169	Orascom Telecom Media And Technology Holding SAE *	7,038,530
1,942,802	Sidi Kerir Petrochemicals Co	2,904,153
11,048,033	Telecom Egypt Co	8,695,977

	Total Egypt	19,193,246

Shares	Description	Value ($)
	Greece — 0.5%
1,752,166	Alpha Bank AE * (a)	3,702,502
6,778,596	Eurobank Ergasias SA * (a)	7,161,925
22,146,912	National Bank of Greece * (a)	7,019,796
179,496	OPAP SA	1,211,830
23,082,926	Piraeus Bank SA * (a)	7,316,479

	Total Greece	26,412,532

	India — 11.2%
237,369	Apollo Tyres Ltd	579,575
2,562,019	Asian Paints Ltd	32,335,565
1,422,392	Aurobindo Pharma Ltd	17,253,096
42,911	Bajaj Finance Ltd	3,566,177
518,888	Bharat Heavy Electricals Ltd	1,365,580
131,316	Britannia Industries Ltd	5,753,841
1,369,472	Cairn India Ltd	2,771,735
302,318	Colgate-Palmolive India Ltd	4,381,225
446,922	Dabur India Ltd	1,843,424
3,852	Eicher Motors Ltd	969,655
17,901	Emami Ltd	248,130
1,104,368	Fortis Healthcare Ltd *	2,783,253
665,177	Gateway Distriparks Ltd	3,390,926
3,380,000	Gayatri Projects Ltd (b)	38,266,674
12,679,156	HDFC Bank Ltd (c)	250,788,138
1,563,317	Hero MotoCorp Ltd	63,088,903
1,980,880	Housing Development & Infrastructure Ltd *	2,114,983
2,478,014	IDFC Ltd (c)	2,014,813
2,503,055	IFCI Ltd	1,057,847
655,803	IndusInd Bank Ltd	9,251,757
22,429	Infosys Ltd	364,307
254,137	J Kumar Infraprojects Ltd	2,841,496
2,987,560	Jai Balaji Industries Ltd *	222,696
2,725,393	Jindal Steel & Power Ltd *	3,716,862
501,185	JSW Energy Ltd	643,936
239,716	Karnataka Bank Ltd (The)	455,795
1,709,182	Kiri Industries Ltd * (d)	2,809,889
455,863	LIC Housing Finance Ltd	3,318,885
1,192,998	Maruti Suzuki India Ltd	81,559,387
419,483	Mphasis Ltd	3,128,864
102,315	Multi Commodity Exchange of India Ltd (c)	1,585,881
658,986	Muthoot Finance Ltd	1,788,471
21,414	Nestle India Ltd	1,880,957
2,857,830	NMDC Ltd	4,082,034
536,829	Petronet LNG Ltd	1,884,979
583,158	PTC India Ltd	571,380
131,417	Reliance Capital Ltd	863,636
272,920	Repco Home Finance Ltd	3,006,429
416,973	SKS Microfinance Ltd *	2,825,970
2,355,361	Snowman Logistics Ltd	3,327,692
231,388	Sun TV Network Ltd	1,395,539
166,382	Supreme Industries Ltd	1,629,872

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	India — continued
510,591	Tata Motors Ltd *	3,242,755
80,500	Tata Motors Ltd Sponsored ADR *	2,541,385
587,084	Techno Electric & Engineering Co Ltd	4,995,717
41,552	Ultratech Cement Ltd	1,749,038
420,308	Voltas Ltd	1,824,875
4,461,263	Yes Bank Ltd	51,492,168

	Total India	633,576,192

	Indonesia — 0.6%
22,895,600	Astra International Tbk PT	9,780,595
52,639,500	Bakrie Telecom Tbk PT *	76,096
2,923,800	Bank Mandiri Persero Tbk PT	1,805,340
34,222,969	Gajah Tunggal Tbk PT	1,321,257
14,779,018	Harum Energy Tbk PT *	736,489
8,434,891	Indo Tambangraya Megah Tbk PT	4,120,121
40,248,700	Kalbe Farma Tbk PT	3,884,112
13,504,500	Mitra Keluarga Karyasehat Tbk PT	2,354,821
45,952,980	Perusahaan Gas Negara Persero Tbk PT	8,803,423
2,580,380	Tambang Batubara Bukit Asam Persero Tbk PT	1,041,290

	Total Indonesia	33,923,544

	Malaysia — 0.3%
1,332,600	Genting Berhad	2,248,281
7,915,965	Media Prima Berhad	2,593,758
948,800	Petronas Chemicals Group Berhad	1,499,341
211,000	Puncak Niaga Holdings Berhad *	134,516
752,600	Sime Darby Berhad	1,394,556
520,200	Sunway Berhad	367,540
1,608,100	Tenaga Nasional Berhad	5,035,558
946,100	UMW Holdings Berhad	1,772,132
2,672,500	YTL Corp Berhad	988,741

	Total Malaysia	16,034,423

	Mexico — 0.7%
943,000	Alsea SAB de CV	3,362,849
4,676,600	Cemex SAB de CV Sponsored ADR *	29,462,580
8,559,140	Genomma Lab Internacional SAB de CV – Class B *	6,727,224
387,100	Grupo Financiero Banorte SAB de CV – Class O	2,075,804

	Total Mexico	41,628,457

	Panama — 0.0%
23,100	Copa Holdings SA – Class A	1,193,115

	Philippines — 0.8%
2,392,563	Aboitiz Power Corp	2,130,901
3,501,116	BDO Unibank Inc	7,493,034
2,901,150	Concepcion Industrial Corp	2,569,776
5,671,577	First Gen Corp	2,707,093
165,163	GT Capital Holdings Inc	4,426,143

Shares	Description	Value ($)
	Philippines — continued
13,142,250	Lopez Holding Corp	2,084,613
4,993,000	Manila Water Co Inc	2,594,067
4,786,588	Puregold Price Club Inc	3,494,802
3,936,620	Robinsons Retail Holdings Inc	6,005,021
2,952,065	Semirara Mining & Power Corp	8,498,784

	Total Philippines	42,004,234

	Poland — 1.3%
486,791	Asseco Poland SA	6,905,539
3,242,547	Energa SA	10,947,780
648,484	Orange Polska SA	1,085,928
14,162,058	PGE SA	46,413,799
6,017,693	Synthos SA	5,400,291
6,992,889	Tauron Polska Energia SA	4,911,193

	Total Poland	75,664,530

	Qatar — 0.2%
1,196,773	Qatar Gas Transport Co Nakilat	8,049,172
74,398	Qatar National Bank	3,265,706

	Total Qatar	11,314,878

	Russia — 9.7%
316,523	Bashneft OAO – Class S *	9,476,172
1,471,720	CTC Media Inc	2,663,813
320,582	Etalon Group Ltd GDR (Registered)	622,530
870,435	Gazprom Neft PJSC Sponsored ADR	9,726,765
73,378	Gazprom Neft – Class S	163,179
20,791,615	Gazprom PAO Sponsored ADR	85,753,519
537,509	Global Ports Investments Plc GDR (Registered) *	2,151,260
500,933	Globaltrans Investment Plc Sponsored GDR (Registered) *	2,440,678
1,356,065	Lenta Ltd 144A *	10,292,533
28,328	LSR Group PJSC GDR (Registered)	63,742
2,165,996	Lukoil PJSC Sponsored ADR	83,328,463
59,348	M Video *	218,770
53,370	Magnit PJSC Sponsored GDR (Registered)	2,573,426
913,602	MegaFon OAO GDR	13,808,548
7,315,815	Mobile TeleSystems PJSC Sponsored ADR	51,576,496
142,045	Moscow Exchange MICEX-RTS PJSC	203,049
105,600	QIWI Plc Sponsored ADR	2,015,904
7,860,268	Rosneft OJSC GDR (Registered)	31,541,290
3,323,936	Rostelecom PJSC *	4,409,969
2,886,256	Sberbank of Russia PJSC *	4,483,120
11,385,972	Sberbank of Russia PJSC Sponsored ADR	76,245,444
2,430,706	Sistema JSFC Sponsored GDR (Registered)	16,232,325
230,312	Sollers OJSC *	1,466,627
17,885,381	Surgutneftegas Sponsored ADR	89,251,163

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
1,147,786	Tatneft PAO Sponsored ADR (Registered)	33,756,066
2,258,818	VimpelCom Ltd Sponsored ADR	8,131,745
123,558	X5 Retail Group NV GDR (Registered) *	2,794,540
201,100	Yandex NV – Class A *	3,344,293

	Total Russia	548,735,429

	South Africa — 1.5%
9,364,130	African Bank Investments Ltd * (a)	648
883,094	Aveng Ltd *	163,538
795,791	Barloworld Ltd	4,197,954
132,792	Bidvest Group Ltd (The)	3,091,213
565,626	FirstRand Ltd	1,838,340
425,688	Fortress Income Fund Ltd	1,184,961
425,688	Fortress Income Fund Ltd – Class A	498,360
180,040	Grindrod Ltd	168,515
99,532	Group Five Ltd	141,367
3,046,550	Kumba Iron Ore Ltd	9,474,685
298,991	Lewis Group Ltd	956,998
1,505,285	Life Healthcare Group Holdings Ltd	3,712,953
3,842,007	MTN Group Ltd	38,438,147
3,780,875	Murray & Roberts Holdings Ltd	2,255,755
24,969	Naspers Ltd – N Shares	3,717,511
632,870	Truworths International Ltd	4,132,706
323,186	Vodacom Group Ltd	3,260,154
882,276	Wilson Bayly Holmes-Ovcon Ltd	7,317,123

	Total South Africa	84,550,928

	South Korea — 13.4%
102,417	Basic House Co Ltd (The) *	1,003,348
398,821	BNK Financial Group Inc	3,346,759
82,381	Cheil Worldwide Inc *	1,452,644
4,017	CJ O Shopping Co Ltd	663,187
541,245	Daou Data Corp	8,178,738
1,068,440	Daou Technology Inc	21,125,884
984,297	DGB Financial Group Inc	8,832,093
169,969	Dongbu Insurance Co Ltd	9,108,770
4,422	Global & Yuasa Battery Co Ltd	161,924
191,694	Grand Korea Leisure Co Ltd	3,940,647
23,534	GS Home Shopping Inc	3,427,313
48,026	Halla Holdings Corp	2,319,214
905,728	Hana Financial Group Inc	19,920,171
143,045	Hanil E-Hwa Co Ltd	1,731,756
429,216	Hankook Tire Co Ltd	17,090,682
910,535	Hankook Tire Worldwide Co Ltd	14,377,471
81,157	Hanon Systems	3,193,074
13,362	Hyundai Engineering & Construction	367,838
81,543	Hyundai Home Shopping Network Corp	8,021,017
473,473	Hyundai Marine & Fire Insurance Co Ltd	13,851,649
531,444	Hyundai Mobis Co Ltd	114,367,581
627,936	Hyundai Motor Co	79,850,640
44,220	Hyundai Wia Corp	4,611,493

Shares	Description	Value ($)
	South Korea — continued
1,451,249	Industrial Bank of Korea	16,645,676
106,295	JB Financial Group Co Ltd	512,595
22,506	Kakao Corp	2,340,684
457,091	KB Insurance Co Ltd	10,904,203
2,671,195	Kia Motors Corp	120,975,584
45,060	KT&G Corp	4,161,335
36,308	LF Corp	907,002
16,260	LG Hausys Ltd	2,396,437
11,429	Lotte Shopping Co Ltd	2,318,137
451,616	Lumens Co Ltd	1,550,096
478,513	Neowiz Games Corp *	6,459,922
540,018	Samick Musical Instruments Co Ltd	1,860,953
155,333	Samsung Electronics Co Ltd	171,944,767
21,237	Samsung Electronics Co Ltd GDR (Registered)	11,805,888
340,176	Seoyeon Co Ltd	3,619,856
139,935	SFA Engineering Corp	5,978,967
230,815	Shinhan Financial Group Co Ltd	8,287,031
104,370	Silicon Works Co Ltd	3,021,571
345,700	SK Telecom Co Ltd ADR	7,702,196
3,560,710	Woori Bank	29,144,902

	Total South Korea	753,481,695

	Sri Lanka — 0.0%
85,883,101	Anilana Hotels & Properties Ltd * (d)	2,396,772

	Taiwan — 16.8%
4,068,000	AcBel Polytech Inc	3,195,097
1,047,522	Advantech Co Ltd	6,870,315
1,298,000	ALI Corp	712,109
12,335,940	AmTRAN Technology Co Ltd	5,743,832
1,675,000	Asia Plastic Recycling Holding Ltd	991,660
9,226,120	Asustek Computer Inc	76,379,817
1,694,000	Casetek Holdings Ltd	8,369,267
363,000	Chailease Holding Co Ltd	612,739
858,000	Chimei Materials Technology Corp	563,792
129,000	Chin-Poon Industrial Co Ltd	197,702
1,621,000	Chipbond Technology Corp	2,303,362
6,540,919	Chong Hong Construction Co Ltd	9,051,727
9,573,529	Chunghwa Telecom Co Ltd	29,254,308
38,200	Chunghwa Telecom Co Ltd Sponsored ADR	1,161,280
81,836,111	Compal Electronics Inc	45,331,843
4,178,000	Coretronic Corp	3,702,001
876,000	CTCI Corp	965,966
1,521,000	Dynapack International Technology Corp	2,316,004
12,684,121	E.Sun Financial Holding Co Ltd	7,631,936
2,475,000	Elan Microelectronics Corp	2,781,416
170,000	Elite Semiconductor Memory Technology Inc	160,605
8,673,000	Elitegroup Computer Systems Co Ltd	5,792,288
648,000	Everlight Electronics Co Ltd.	851,416

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
3,909,084	Far EasTone Telecommunications Co Ltd	8,223,078
2,920,400	Faraday Technology Corp	3,969,609
1,980,000	Farglory Land Development Co Ltd	2,116,549
1,429,277	FLEXium Interconnect Inc	4,025,956
806,000	Formosa Chemicals & Fibre Corp	1,737,696
1,734,000	Formosan Rubber Group Inc	909,542
11,137,243	Foxconn Technology Co Ltd	24,890,216
5,752,200	Fubon Financial Holding Co Ltd	9,145,400
656,410	Giant Manufacturing Co Ltd	4,458,260
7,601,000	Gigabyte Technology Co Ltd	8,205,613
17,919,754	Highwealth Construction Corp	21,939,386
45,880,500	Hon Hai Precision Industry Co Ltd	118,093,379
24,944,000	HTC Corp	62,005,261
3,262,000	Huaku Development Co Ltd	6,084,383
336,000	Ichia Technologies Inc	160,274
1,783,000	IEI Integration Corp	2,198,144
30,432,600	Inventec Co Ltd	17,682,802
1,968,000	KEE TAI Properties Co Ltd	944,924
633,000	Kindom Construction Corp	299,811
3,187,000	Kinsus Interconnect Technology Corp	5,536,262
36,551,836	Lite-On Technology Corp	37,475,867
793,000	Lotes Co Ltd	2,862,296
1,119,000	Lung Yen Life Service Corp	2,144,395
948,816	Makalot Industrial Co Ltd	6,483,061
3,613,030	MediaTek Inc	28,792,314
384,000	Mercuries Life Insurance Co Ltd	226,196
1,805,000	Merry Electronics Co Ltd	3,487,194
1,940,000	Micro-Star International Co Ltd	2,526,151
334,000	Nan Ya Plastics Corp	597,984
2,256,810	Novatek Microelectronics Corp Ltd	8,176,661
15,534,470	Pegatron Corp	40,898,368
1,829,580	Phison Electronics Corp	13,940,127
1,063,000	Pou Chen Corp	1,415,584
5,714,811	Powertech Technology Inc	12,332,689
608,000	President Chain Store Corp	3,898,597
28,872,550	Quanta Computer Inc	45,109,485
305,000	Quanta Storage Inc	175,480
12,830,870	Radiant Opto-Electronics Corp	33,490,518
11,404,720	Realtek Semiconductor Corp	23,514,769
9,769,626	Ruentex Development Co Ltd	12,975,268
4,855,000	Ruentex Industries Ltd	9,438,039
745,000	Shin Zu Shing Co Ltd	2,597,637
319,000	Sigurd Microelectronics Corp	214,881
4,725,780	Simplo Technology Co Ltd	16,194,256
129,000	Sirtec International Co Ltd	144,073
1,830,000	Soft-World International Corp	3,292,440
682,000	Sunspring Metal Corp	867,734
99,000	Syncmold Enterprise Corp	152,635
3,351,060	Synnex Technology International Corp	3,240,208
173,000	Taiflex Scientific Co Ltd	205,393
6,366,680	Taishin Financial Holding Co Ltd	2,261,063

Shares	Description	Value ($)
	Taiwan — continued
6,455,000	Taiwan Cement Corp	5,823,389
2,426,000	Taiwan Mobile Co Ltd	7,321,130
912,200	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	20,761,672
5,646,269	Taiwan Surface Mounting Technology Corp	5,292,467
2,604,000	Teco Electric and Machinery Co Ltd	2,031,346
822,000	Test Research Inc	1,307,434
1,560,000	Tong Hsing Electronic Industries Ltd	3,709,077
6,589,160	Tripod Technology Corp	11,375,993
1,861,000	United Integrated Services Co Ltd	2,379,472
71,493,889	Wistron Corp	37,341,544
2,441,042	Wistron NeWeb Corp	6,717,441
3,890,050	WPG Holdings Co Ltd	3,760,779
1,870,670	Yungtay Engineering Co Ltd	2,840,978

	Total Taiwan	947,361,112

	Thailand — 1.4%
350,700	Advanced Info Service Pcl (Foreign Registered)	1,951,729
25,953,460	Bangkok Dusit Medical Services Pcl (Foreign Registered)	14,709,583
5,481,443	Banpu Pcl (Foreign Registered)	2,956,151
2,566,000	Carabao Group Pcl (Foreign Registered)	2,562,873
50,771,800	Chularat Hospital Pcl (Foreign Registered)	3,510,710
1,177,601	Glow Energy Pcl (Foreign Registered)	2,708,333
2,920,951	Intouch Holdings Pcl (Foreign Registered) (c)	5,419,861
1,022,500	Intouch Holdings Pcl NVDR	1,882,952
66,552,500	Jasmine International Pcl (Foreign Registered)	8,653,311
2,815,000	Major Cineplex Group Pcl (Foreign Registered)	2,437,183
4,485,902	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	6,504,890
9,797,600	Saha Pathana Inter-Holding Pcl (Foreign Registered)	6,555,526
61,959,623	Sansiri Pcl (Foreign Registered)	2,786,503
5,042,500	SPCG Pcl (Foreign Registered)	3,348,750
2,640,900	Tisco Financial Group Pcl (Foreign Registered)	3,096,016
2,208,700	Total Access Communication Pcl NVDR	2,814,678
27,098,050	TTW Pcl (Foreign Registered)	8,163,359

	Total Thailand	80,062,408

	Turkey — 7.1%
3,306,103	Akbank TAS	7,832,023
13,864,026	Asya Katilim Bankasi AS *	3,182,475
1,728,344	Dogus Otomotiv Servis ve Ticaret AS	6,748,418
26,442,034	Emlak Konut Gayrimenkul Yatirim (REIT)	25,168,696
4,200,922	Enka Insaat ve Sanayi AS	6,894,798
8,215,546	Eregli Demir ve Celik Fabrikalari TAS	10,566,857

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
8,674,360	Gubre Fabrikalari TAS	19,723,549
5,308,243	Haci Omer Sabanci Holding AS	14,809,857
7,619,409	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	2,551,428
3,015,553	Koza Altin Isletmeleri AS	12,212,079
12,145,804	Koza Anadolu Metal Madencilik Isletmeleri AS *	4,317,411
10,387,842	Turk Telekomunikasyon AS	21,365,234
159,889	Turk Traktor ve Ziraat Makineleri AS	3,995,246
18,802,533	Turkcell Iletisim Hizmetleri AS	71,450,290
213,200	Turkcell Iletisim Hizmetleri AS ADR	2,029,664
10,065,327	Turkiye Garanti Bankasi AS	25,173,700
13,861,615	Turkiye Halk Bankasi AS	51,613,898
28,677,463	Turkiye IS Bankasi – Class C	46,342,081
32,436,429	Turkiye Vakiflar Bankasi TAO – Class D	44,099,314
15,821,089	Yapi ve Kredi Bankasi AS	18,165,521

	Total Turkey	398,242,539

	United Arab Emirates — 0.2%
364,761	Al Noor Hospitals Group Plc	6,232,058
32,247,583	Dana Gas PJSC *	4,199,061

	Total United Arab Emirates	10,431,119

	United Kingdom — 0.5%
244,183	British American Tobacco Plc	14,210,230
10,277	British American Tobacco Plc Sponsored ADR	1,189,460
314,611	Unilever Plc	13,429,198
35,800	Unilever Plc Sponsered ADR	1,534,030

	Total United Kingdom	30,362,918

	United States — 0.2%
97,924	Colgate-Palmolive Co.	6,431,648
25,800	Mead Johnson Nutrition Co.	2,079,222

	Total United States	8,510,870

	Vietnam — 0.1%
991,795	Viet Nam Dairy Products JSC	5,472,283

	TOTAL COMMON STOCKS (COST $5,976,533,180)	4,975,488,900

	PREFERRED STOCKS — 8.8%

	Brazil — 3.2%
4,793,200	AES Tiete SA	16,282,204
4,962,400	Banco do Estado do Rio Grande do Sul SA – Class B	6,975,852
93,000	Cia Brasileira de Distribuicao	1,175,469
1,297,464	Companhia de Transmissao de Energia Eletrica Paulista	14,719,610
11,168,923	Companhia Energetica de Minas Gerais	19,017,763
10,782,720	Companhia Energetica de Minas Gerais Sponsored ADR	18,438,451

Shares	Description	Value ($)
	Brazil — continued
3,835,500	Companhia Energetica de Sao Paulo – Class B	13,318,400
1,784,000	Companhia Paranaense de Energia Sponsored ADR	13,148,080
1,705,200	Companhia Paranaense de Energia – Class B	12,624,078
4,584,700	Eletropaulo Metropolitana SA *	9,276,079
482,900	Itau Unibanco Holding SA	3,457,019
359,600	Itau Unibanco Holding SA ADR	2,545,968
1,783,395	Itausa-Investimentos Itau SA	3,333,077
1,000,000	Telefonica Brasil SA	9,545,705
3,907,099	Telefonica Brasil SA ADR	36,648,589
361,100	Tim Participacoes SA ADR	3,603,778

	Total Brazil	184,110,122

	Russia — 3.5%
28,139,291	Sberbank	32,375,295
225,907,023	Surgutneftegas OAO	144,371,531
12,100	Surgutneftegas OAO Sponsored ADR	76,472
8,346	Transneft *	19,066,815

	Total Russia	195,890,113

	South Korea — 2.1%
348,708	Hyundai Motor Co	33,538,931
183,904	Hyundai Motor Co 2nd Preference	17,609,763
70,055	Samsung Electronics Co Ltd (Non-Voting)	66,233,916
713	Samsung Electronics Co Ltd GDR (Registered)	336,536

	Total South Korea	117,719,146

	TOTAL PREFERRED STOCKS (COST $720,543,752)	497,719,381

	INVESTMENT FUNDS — 1.7%

	China — 0.0%
245,374	The China A Share Fund Ltd – Class S2 * (a) (e)	2,177,447

	India — 0.1%
10,189	Fire Capital Mauritius Private Fund * (a) (e)	7,278,600
1,371,900	TDA India Technology Fund II LP * (a) (e)	304,239

	Total India	7,582,839

	Poland — 0.0%
1,749,150	Templeton EE FD * (a) (e)	185,987

	Russia — 0.1%
5,452,004	NCH Eagle Fund LP * (a) (e)	3,049,933

	Thailand — 0.3%
13,715,775	BTS Rail Mass Transit Growth Infrastructure Fund	3,901,089

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
25,280,100	Digital Telecommunication Infrastructure Fund	8,754,480
2,666,100	TICON Industrial Growth Leasehold Property Fund	862,878

	Total Thailand	13,518,447

	United States — 1.2%
2,029,943	iShares MSCI Emerging Markets ETF	68,997,763

	TOTAL INVESTMENT FUNDS (COST $101,446,530)	95,512,416

	RIGHTS/WARRANTS — 0.0%

	China — 0.0%
951,300	Real Nutriceutical Group Ltd Rights, Expires 10/13/15 * (f)	12,269

	Thailand — 0.0%
42,563,506	Sansiri PCL Warrants, Expires 11/24/17 *	190,016

	TOTAL RIGHTS/WARRANTS (COST $34,413)	202,285

	MUTUAL FUNDS — 0.6%

	United States — 0.6%
	Affiliated Issuers
1,301,631	GMO U.S. Treasury Fund	32,540,767

	TOTAL MUTUAL FUNDS (COST $32,540,767)	32,540,767

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.4%
EUR	9,492,352	Bank of Montreal Time Deposit, (0.22)%, due 12/01/15	10,029,144
USD	4,542,627	BNP Paribas (Paris) Time Deposit, 0.06%, due 12/01/15	4,542,627
HKD	1,377,989	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/01/15	177,726
ZAR	2,182	Brown Brothers Harriman (Grand Cayman) Time Deposit, 5.37%, due 12/01/15	151
EUR	7,445,401	DnB Nor Bank (Oslo) Time Deposit, (0.22)%, due 12/01/15	7,866,438

		Total Time Deposits	22,616,086

		U.S. Government — 0.1%
	6,000,000	U.S. Treasury Bill, 0.19%, due 04/14/16 (g)	5,995,668
	1,000,000	U.S. Treasury Bill, 0.06%, due 01/28/16 (g)	999,903

		Total U.S. Government	6,995,571

		TOTAL SHORT-TERM INVESTMENTS (COST $29,610,594)	29,611,657

		TOTAL INVESTMENTS — 99.9% (Cost $6,860,709,236)	5,631,075,406
		Other Assets and Liabilities (net) — 0.1%	8,384,579

		TOTAL NET ASSETS — 100.0%	$5,639,459,985

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2015
The China A Share Fund Ltd – Class S2	4/23/10	$2,453,738	0.04%	$2,177,447
Fire Capital Mauritius Private Fund	12/12/06-10/26/09	10,189,080	0.13%	7,278,600
Gayatri Project Ltd	8/7/15	10,789,949	0.69%	38,266,674
NCH Eagle Fund LP	4/6/09	5,452,004	0.05%	3,049,933
TDA India Technology Fund II LP	2/23/00-3/23/04	—	0.01%	304,239
Templeton EE FD	12/5/97-6/24/02	471,720	0.00%	185,987

				$51,262,880

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
22,536,182	USD	12/21/2015	MSCI	Depreciation of Total Return on Asustek Computer Inc + (Monthly Fed Funds Rate minus 0.50%)	Appreciation of Total Return on Asustek Computer Inc	$(546,922)

						$(546,922)

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

JSC - Joint Stock Company

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	This security is restricted as to resale.

(c)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(d)	Affiliated company.

(e)	Private placement securities are restricted as to resale.

(f)	As of November 30, 2015, the parent company had postponed the expiration date.

(g)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

HKD - Hong Kong Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.1%

	Taiwan — 98.1%
884,000	AcBel Polytech Inc	694,313
813,000	ALI Corp	446,028
1,945,850	AmTRAN Technology Co Ltd	906,022
679,000	Asia Plastic Recycling Holding Ltd	401,992
986,323	Asustek Computer Inc	8,165,423
224,000	Chailease Holding Co Ltd	378,109
589,000	Chimei Materials Technology Corp	387,032
261,000	Chin-Poon Industrial Co Ltd	400,001
379,000	Chipbond Technology Corp	538,541
936,989	Chong Hong Construction Co Ltd	1,296,663
1,112,132	Chunghwa Telecom Co Ltd	3,398,397
2,300	Chunghwa Telecom Co Ltd Sponsored ADR	69,920
5,013,486	Compal Electronics Inc	2,777,143
757,000	Coretronic Corp	670,755
365,000	CTCI Corp	402,486
366,000	Dynapack International Technology Corp	557,303
1,860,912	E.Sun Financial Holding Co Ltd	1,119,696
553,000	Elan Microelectronics Corp	621,464
391,000	Elite Semiconductor Memory Technology Inc	369,392
306,000	Everlight Electronics Co Ltd	402,058
559,767	Far EasTone Telecommunications Co Ltd	1,177,516
539,400	Faraday Technology Corp	733,190
508,000	Farglory Land Development Co Ltd	543,034
267,525	Flexium Interconnect Inc	753,559
234,700	Formosa Chemicals & Fibre Corp	506,002
784,000	Formosan Rubber Group Inc	411,235
285,578	Foxconn Technology Co Ltd	638,228
795,000	Fubon Financial Holding Co Ltd	1,263,967
115,050	Giant Manufacturing Co Ltd	781,406
2,112,622	Highwealth Construction Corp	2,586,510
4,851,963	Hon Hai Precision Industry Co Ltd	12,488,633
1,214,028	HTC Corp	3,017,805
506,000	Huaku Development Co Ltd	943,807
683,000	Ichia Technologies Inc	325,795
863,000	KEE TAI Properties Co Ltd	414,364
705,000	Kindom Construction Corp	333,913
496,000	Kinsus Interconnect Technology Corp	861,621
1,663,490	Lite-On Technology Corp	1,705,543
185,000	Lotes Co Ltd	667,749
289,000	Lung Yen Life Service Corp	553,825
145,565	Makalot Industrial Co Ltd	994,615
411,596	MediaTek Inc	3,280,017
596,000	Mercuries Life Insurance Co Ltd	351,074
352,000	Merry Electronics Co Ltd	680,051
212,000	Nan Ya Plastics Corp	379,559
325,995	Novatek Microelectronics Corp Ltd	1,181,114
785,000	Pegatron Corp	2,066,708
231,000	Phison Electronics Corp	1,760,059
347,000	Pou Chen Corp	462,096
743,475	Powertech Technology Inc	1,604,436
113,950	President Chain Store Corp	730,666

Shares	Description	Value ($)
	Taiwan — continued
1,705,856	Quanta Computer Inc	2,665,171
1,313,670	Radiant Opto-Electronics Corp	3,428,878
1,329,870	Realtek Semiconductor Corp	2,741,986
1,279,036	Ruentex Development Co Ltd	1,698,718
690,600	Ruentex Industries Ltd	1,342,515
181,000	Shin Zu Shing Co Ltd	631,104
528,000	Sigurd Microelectronics Corp	355,666
582,000	Simplo Technology Co Ltd	1,994,392
293,000	Sirtec International Co Ltd	327,236
364,000	Soft-World International Corp	654,890
312,000	Sunspring Metal Corp	396,969
223,000	Syncmold Enterprise Corp	343,814
657,000	Synnex Technology International Corp	635,267
306,000	Taiflex Scientific Co Ltd	363,297
1,540,684	Taishin Financial Holding Co Ltd	547,158
980,550	Taiwan Cement Corp	884,605
358,000	Taiwan Mobile Co Ltd	1,080,365
107,600	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2,448,976
938,022	Taiwan Surface Mounting Technology Corp	879,244
684,000	Teco Electric and Machinery Co Ltd	533,579
286,000	Test Research Inc	454,898
300,000	Tong Hsing Electronic Industries Ltd	713,284
878,000	Tripod Technology Corp	1,515,841
497,000	United Integrated Services Co Ltd	635,463
3,006,455	Wistron Corp	1,570,283
392,880	Wistron NeWeb Corp	1,081,156
735,000	WPG Holdings Co Ltd	710,575
404,152	Yungtay Engineering Co Ltd	613,784

	Total Taiwan	99,449,949

	TOTAL COMMON STOCKS (COST $114,296,956)	99,449,949

	INVESTMENT FUNDS — 1.0%

	Taiwan — 1.0%
77,161	iShares MSCI Taiwan ETF	1,043,988

	TOTAL INVESTMENT FUNDS (COST $1,052,501)	1,043,988

	MUTUAL FUNDS — 0.0%

	United States — 0.0%
	Affiliated Issuers
812	GMO U.S. Treasury Fund	20,299

	TOTAL MUTUAL FUNDS (COST $20,299)	20,299

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 1.1%

		Time Deposits — 1.1%
USD	205,917	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.06%, due 12/01/15	205,917
USD	205,917	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 12/01/15	205,917
USD	106,115	Barclays (London) Time Deposit, 0.06%, due 12/01/15	106,115
USD	205,917	BNP Paribas (Paris) Time Deposit, 0.06%, due 12/01/15	205,917
USD	205,917	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 12/01/15	205,917
USD	205,917	Sumitomo (Tokyo) Time Deposit, 0.06%, due 12/01/15	205,917

		Total Time Deposits	1,135,700

		TOTAL SHORT-TERM INVESTMENTS (COST $1,135,700)	1,135,700

		TOTAL INVESTMENTS — 100.2% (Cost $116,505,456)	101,649,936
		Other Assets and Liabilities (net) — (0.2%)	(237,666)

		TOTAL NET ASSETS — 100.0%	$101,412,270

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*	Non-income producing security.

Currency Abbreviations:

USD - United States Dollar

As of November 30, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Countries Fund	31,549,821	795,091	(9,058,677)	(8,263,586)
Emerging Domestic Opportunities Fund	2,150,623,105	110,501,681	(212,110,808)	(101,609,127)
Emerging Markets Fund	7,024,264,911	230,394,224	(1,623,583,729)	(1,393,189,505)
Taiwan Fund	118,578,763	2,322,386	(19,251,213)	(16,928,827)

Investments in affiliated issuers

The Funds may make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended November 30, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Emerging Countries Fund
GMO U.S. Treasury Fund	$106,449	$846,051	$947,000	$46	$4	$5,500

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$20,068,498	$1,131,831,462	$1,151,718,000	$55,457	$3,015	$204,369

Emerging Markets Fund
GMO U.S. Treasury Fund	$32,421,399	$1,422,490,968	$1,422,400,000	$57,058	$1,311	$32,540,767

Taiwan Fund
GMO U.S. Treasury Fund	$307,249	$6,821,630	$7,110,000	$630	$1	$20,299

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through November 30, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.

Investments in other affiliated issuers

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emerging Domestic Opportunities Fund
Gayatri Projects Ltd	$5,144,950	$—	$10,552	$—	$23,272,693
TICON Industrial Growth Leasehold Property Fund	12,556,252	—	—	641,230	11,140,521

	$17,701,202	$—	$10,552	$641,230	$34,413,214

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$3,729,015	$—	$—	$—	$2,396,772
Gayatri Projects Ltd	—	10,789,949	—	51,420	38,266,674
Kiri Industries Ltd	1,686,257	507,773	—	—	2,809,889

Totals	$5,415,272	$11,297,722	$—	$51,420	$43,473,335

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2015, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of November 30, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of November 30, 2015 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)
Emerging Countries Fund	<1%	85%
Emerging Domestic Opportunities Fund	—	79%
Emerging Markets Fund	< 1%	90%
Taiwan Fund	—	95%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At November 30, 2015, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2015:

Description	Level 1	Level 2	Level 3		Total
Emerging Countries Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$12,342	$—		$12,342
Brazil	263,419	699,312	—		962,731
Chile	20,842	11,488	—		32,330
China	104,905	3,268,065	12,997		3,385,967
Colombia	31,403	—	—		31,403
Czech Republic	—	339,340	—		339,340
Egypt	—	70,838	—		70,838
Greece	—	—	104,182		104,182
India	—	2,535,105	—		2,535,105
Indonesia	—	365,483	—		365,483
Malaysia	—	56,793	—		56,793
Mexico	143,123	—	—		143,123
Panama	5,165	—	—		5,165
Philippines	—	183,577	—		183,577
Poland	—	171,799	—		171,799
Qatar	—	63,011	—		63,011
Russia	379,200	2,114,267	—		2,493,467
South Africa	—	272,774	11		272,785
South Korea	23,149	3,107,074	—		3,130,223
Taiwan	368,590	3,384,670	0	**	3,753,260
Thailand	—	259,986	—		259,986
Turkey	21,896	1,330,872	—		1,352,768
United Kingdom	8,570	161,139	—		169,709
United States	41,293	—	—		41,293

TOTAL COMMON STOCKS	1,411,555	18,407,935	117,190		19,936,680

Preferred Stocks
Brazil	519,527	440,049	—		959,576
Russia	—	812,873	—		812,873
South Korea	—	620,319	—		620,319

TOTAL PREFERRED STOCKS	519,527	1,873,241	—		2,392,768

Description	Level 1	Level 2	Level 3	Total
Emerging Countries Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
Thailand	$—	$129,338	$—	$129,338
United States	738,466	—	—	738,466

TOTAL INVESTMENTS FUNDS	738,466	129,338	—	867,804

Rights/Warrants
Malaysia	—	—	489	489
Thailand	349	—	—	349

TOTAL RIGHTS/WARRANTS	349	—	489	838

Mutual Funds
United States	5,500	—	—	5,500

TOTAL MUTUAL FUNDS	5,500	—	—	5,500

Short-Term Investments	82,645	—	—	82,645

Total Investments	2,758,042	20,410,514	117,679	23,286,235

Total	$2,758,042	$20,410,514	$117,679	$23,286,235

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$10,530,759	$—	$10,530,759
Brazil	—	41,946,556	—	41,946,556
Chile	—	10,513,885	—	10,513,885
China	51,182,238	325,528,622	7,372,648	384,083,508
France	—	9,168,631	—	9,168,631
India	—	285,680,595	—	285,680,595
Indonesia	—	26,851,382	—	26,851,382
Malaysia	—	7,285,439	—	7,285,439
Mexico	16,471,820	—	—	16,471,820
Panama	3,166,145	—	—	3,166,145
Philippines	—	128,643,688	—	128,643,688
Qatar	—	40,543,355	—	40,543,355
Russia	12,739,093	72,952,269	—	85,691,362
South Africa	—	38,726,419	—	38,726,419
South Korea	—	92,977,419	—	92,977,419
Switzerland	—	49,534,129	—	49,534,129
Taiwan	—	97,945,011	—	97,945,011
Thailand	—	93,634,707	—	93,634,707
Turkey	—	39,251,414	—	39,251,414
United Arab Emirates	—	29,974,927	—	29,974,927
United Kingdom	—	118,159,485	—	118,159,485
United States	90,296,180	—	—	90,296,180
Vietnam	—	20,322,909	—	20,322,909

TOTAL COMMON STOCKS	173,855,476	1,540,171,601	7,372,648	1,721,399,725

Preferred Stocks
Brazil	—	20,998,403	—	20,998,403

TOTAL PREFERRED STOCKS	—	20,998,403	—	20,998,403

Investment Funds
China	53,119,080	57,701,029	—	110,820,109
South Korea	—	50,001,829	—	50,001,829
Thailand	—	62,711,548	—	62,711,548
United States	51,002,845	—	—	51,002,845

TOTAL INVESTMENT FUNDS	104,121,925	170,414,406	—	274,536,331

Debt Obligations
Mexico	—	26,877,790	—	26,877,790

TOTAL DEBT OBLIGATIONS	—	26,877,790	—	26,877,790

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$204,369	$—	$—	$204,369

TOTAL MUTUAL FUNDS	204,369	—	—	204,369

Short-Term Investments	4,997,360	—	—	4,997,360

Total Investments	283,179,130	1,758,462,200	7,372,648	2,049,013,978

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	2,650,228	—	2,650,228

Total	$283,179,130	$1,761,112,428	$7,372,648	$2,051,664,206

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(6,221,669)	$—	$(6,221,669)
Futures Contracts
Equity Contracts	(2,132,482)	(804,645)	—	(2,937,127)

Total	$(2,132,482)	$(7,026,314)	$—	$(9,158,796)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$2,997,272	$—	$2,997,272
Brazil	43,368,184	272,244,720	—	315,612,904
Chile	6,599,484	7,676,593	—	14,276,077
China	32,218,403	812,999,958	4,228,367	849,446,728
Colombia	17,934,874	—	—	17,934,874
Czech Republic	—	4,667,821	—	4,667,821
Egypt	—	19,193,246	—	19,193,246
Greece	—	1,211,830	25,200,702	26,412,532
India	2,541,385	592,768,133	38,266,674	633,576,192
Indonesia	—	33,923,544	—	33,923,544
Malaysia	—	16,034,423	—	16,034,423
Mexico	41,628,457	—	—	41,628,457
Panama	1,193,115	—	—	1,193,115
Philippines	—	42,004,234	—	42,004,234
Poland	—	75,664,530	—	75,664,530
Qatar	—	11,314,878	—	11,314,878
Russia	67,732,251	481,003,178	—	548,735,429
South Africa	—	84,550,280	648	84,550,928
South Korea	7,702,196	745,779,499	—	753,481,695
Sri Lanka	—	2,396,772	—	2,396,772
Taiwan	21,922,952	925,438,160	—	947,361,112
Thailand	—	80,062,408	—	80,062,408
Turkey	2,029,664	396,212,875	—	398,242,539
United Arab Emirates	—	10,431,119	—	10,431,119
United Kingdom	2,723,490	27,639,428	—	30,362,918
United States	8,510,870	—	—	8,510,870
Vietnam	—	5,472,283	—	5,472,283

TOTAL COMMON STOCKS	256,105,325	4,651,687,184	67,696,391	4,975,488,900

Preferred Stocks
Brazil	74,384,866	109,725,256	—	184,110,122
Russia	76,472	195,813,641	—	195,890,113
South Korea	—	117,719,146	—	117,719,146

TOTAL PREFERRED STOCKS	74,461,338	423,258,043	—	497,719,381

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
China	$—	$—	$2,177,447	$2,177,447
India	—	—	7,582,839	7,582,839
Poland	—	—	185,987	185,987
Russia	—	—	3,049,933	3,049,933
Thailand	—	13,518,447	—	13,518,447
United States	68,997,763	—	—	68,997,763

TOTAL INVESTMENT FUNDS	68,997,763	13,518,447	12,996,206	95,512,416

Rights/Warrants
China	—	—	12,269	12,269
Thailand	190,016	—	—	190,016

TOTAL RIGHTS/WARRANTS	190,016	—	12,269	202,285

Mutual Funds
United States	32,540,767	—	—	32,540,767

TOTAL MUTUAL FUNDS	32,540,767	—	—	32,540,767

Short-Term Investments	29,611,657	—	—	29,611,657

Total Investments	461,906,866	5,088,463,674	80,704,866	5,631,075,406

Total	$461,906,866	$5,088,463,674	$80,704,866	$5,631,075,406

Liability Valuation Inputs
Derivatives*
Swap Contracts
Equity Risk	$—	$(546,922)	$—	$(546,922)

Taiwan Fund
Asset Valuation Inputs
Common Stocks
Taiwan	$2,518,896	$96,931,053	$—	$99,449,949

TOTAL COMMON STOCKS	2,518,896	96,931,053	—	99,449,949

Investment Funds
Taiwan	1,043,988	—	—	1,043,988

TOTAL INVESTMENT FUNDS	1,043,988	—	—	1,043,988

Mutual Funds
United States	20,299	—	—	20,299

TOTAL MUTUAL FUNDS	20,299	—	—	20,299

Short-Term Investments	1,135,700	—	—	1,135,700

Total Investments	4,718,883	96,931,053	—	101,649,936

Total	$4,718,883	$96,931,053	$—	$101,649,936

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a value of zero at November 30, 2015.

The underlying GMO funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended November 30, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of November 30, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2015
Emerging Countries Fund
Common Stocks
China	$—	$22,711	$(4,608)	$—	$241	$(5,347)	$—		$—	$12,997	$(5,347)
Greece	—	104,991	—	—	—	(809)	—		—	104,182	(809)
South Africa	14	—	—	—	—	(3)	—		—	11	(3)
Rights / Warrants
Malaysia	—	778	—	—	—	(289)	—		—	489	(289)

Total	$14	$128,480	$(4,608)	$—	$241	$(6,448)	$—		$—	$117,679	$(6,448)

Emerging Domestic Opportunities Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$7,372,648	**	$—	$7,372,648	$—

Total	$—	$—	$—	$—	$—	$—	$7,372,648		$—	$7,372,648	$—

Emerging Markets Fund
Common Stocks
China	$5,528,118	$2,025,786	$(6,572,273)	$—	$3,183,973	$(2,819,365)	$2,882,128		$—	$4,228,367	$(673,145)
Greece	—	25,396,244	—	—	—	(195,542)	—		—	25,200,702	(195,542)
India	—	10,789,949	—	—	—	27,476,725	—		—	38,266,674	27,476,725
Indonesia	—	—	—	—	—	—	76,096	**	(76,096)**	—	—
South Africa	803	—	—	—	—	(155)	—		—	648	(155)

Total Common Stocks	$5,528,921	$38,211,979	$(6,572,273)	$—	$3,183,973	$24,461,663	$2,958,224		$(76,096)	$67,696,391	$26,607,883

Investment Funds
China	$2,290,074	$—	$—	$—	$—	$(112,627)	$—		$—	$2,177,447	$(112,627)
India	8,222,471	—	—	—	—	(639,632)	—		—	7,582,839	(639,632)
Poland	195,901	—	—	—	—	(9,914)	—		—	185,987	(9,914)
Russia	3,125,291	—	—	—	—	(75,358)	—		—	3,049,933	(75,358)

Total Investment Funds	$13,833,737	$—	$—	$—	$—	$(837,531)	$—		$—	$12,996,206	$(837,531)

Rights / Warrants
China	$—	$34,413	$—	$—	$—	$(22,144)	$—		$—	$12,269	$(22,144)

Total Rights / Warrants	$—	$34,413	$—	$—	$—	$(22,144)	$—		$—	$12,269	$(22,144)

Total	$19,362,658	$38,246,392	$(6,572,273)	$—	$3,183,973	$23,601,988	$2,958,224		$(76,096)	$80,704,866	$25,748,208

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of November 30, 2015 were as follows:

Fund Name	Level 3 securities and derivatives
Emerging Countries Fund	<1%
Emerging Domestic Opportunities Fund	<1%
Emerging Markets Fund	< 1%
Taiwan Fund	—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.07% of the Fund’s total net assets as of November 30, 2015. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Market Risk – Equities	X	X	X	X
Illiquidity Risk	X	X	X	X
Smaller Company Risk	X	X	X	X
Derivatives Risk and Short Sales	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X
Currency Risk	X	X	X	X
Focused Investment Risk	X	X	X	X
Leveraging Risk	X	X	X	X
Counterparty Risk	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X
Large Shareholder Risk	X	X	X	X
Management and Operational Risk	X	X	X	X
Fund of Funds Risk	X	X	X	X
Non-Diversified Funds	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and

significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in Underlying Funds, including other GMO Funds, closed-end funds, money market funds, exchange-traded-funds (“ETFs”) and other investment companies are exposed to the risk that the Underlying Funds will not perform as expected. The Funds are also indirectly exposed to all of the risks of an investment in the Underlying Funds.

Because a Fund bears the fees and expenses of any Underlying Fund in which it invests (absent reimbursement of those fees and expenses), the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio. In addition, to the extent a Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments through one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Forward currency contracts
Hedge foreign currency exposure in the underlying Funds’ investments relative to the U.S. dollar		X
Futures contracts
Adjust exposure to certain securities markets		X
Swap contracts
Substitute for direct investment in securities			X
Achieve returns comparable to holding and lending a direct equity position			X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of November 30, 2015.

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Countries Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$838	$—	$—	$—	$838

Total	$—	$838	$—	$—	$—	$838

Emerging Domestic Opportunities Fund
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$2,650,228	$—	$—	$2,650,228
Unrealized Appreciation on Futures Contracts	—	—	—	—	—	—

Total	$—	$—	$2,650,228	$—	$—	$2,650,228

Liabilities:
Unrealized Depreciation on Futures Contracts	$—	$(2,937,127)	$—	$—	$—	$(2,937,127)
Unrealized Depreciation on Forward Currency Contracts	—	—	(6,221,669)	—	—	(6,221,669)

Total	$—	$(2,937,127)	$(6,221,669)	$—	$—	$(9,158,796)

Emerging Markets Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$202,285	$—	$—	$—	$202,285

Total	$—	$202,285	$—	$—	$—	$202,285

Liabilities:
Unrealized Depreciation on Swap Contracts	$—	$(546,922)	$—	$—	$—	$(546,922)

Total	$—	$(546,922)	$—	$—	$—	$(546,922)

The average derivative activity of notional amounts (forward currency contracts, futures contracts, swap contracts), and market values (rights and/or warrants) outstanding, based on absolute values, at each month-end, was as follows for the period ended November 30, 2015.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Rights and/ or Warrants ($)
Emerging Countries Fund	—	—	—	674
Emerging Domestic Opportunities Fund	459,731,621	129,222,117	—	124
Emerging Markets Fund	—	—	32,488,760	263,346

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 88.6%

	Austria — 0.0%
1,511	OMV AG	43,054

	Belgium — 0.1%
1,350	Colruyt SA	66,864
1,041	Delhaize Group	104,227

	Total Belgium	171,091

	Brazil — 0.0%
18,600	Centrais Eletricas Brasileiras SA *	27,795
7,100	Companhia de Saneamento Basico do Estado de Sao Paulo	34,631
21,400	Companhia Siderurgica Nacional SA	30,282

	Total Brazil	92,708

	Canada — 0.3%
1,600	Suncor Energy Inc	44,210
10,300	Valeant Pharmaceuticals International Inc *	926,588

	Total Canada	970,798

	Chile — 0.0%
151,243	Enersis SA	37,079

	China — 3.2%
48,000	Air China Ltd – Class H	38,793
43,600	Alibaba Group Holding Ltd Sponsored ADR *	3,665,888
31,000	ANTA Sports Products Ltd.	93,766
164,000	Belle International Holdings Ltd	144,815
94,000	China BlueChemical Ltd – Class H	25,536
112,000	China Coal Energy Co Ltd – Class H	44,718
185,000	China Communications Construction Co Ltd – Class H	212,799
14,000	China Merchants Holdings International Co Ltd – Class H	45,866
194,000	China Mobile Ltd	2,224,572
176,000	China National Building Material Co Ltd – Class H	94,475
38,000	China Oilfield Services Ltd – Class H	37,776
804,000	China Petroleum & Chemical Corp – Class H	491,904
75,000	China Railway Construction Corp Ltd – Class H	99,584
134,000	China Railway Group – Class H	112,304
31,283	China Resources Beer Holding	60,974
50,000	China Resources Cement Holdings Ltd	16,139
47,079	China Resources Power Holdings Co Ltd	88,534
214,500	China Shenhua Energy Co Ltd – Class H	335,739
524,000	China Telecom Corp Ltd – Class H	256,567
44,000	China Unicom Hong Kong Ltd	54,795
38,000	CITIC Pacific Ltd	66,620
601,000	CNOOC Ltd	664,042
190,000	COSCO Pacific Ltd (a)	226,429
136,000	Datang International Power Generation Co Ltd – Class H	44,284
104,000	Dongfeng Motor Group Co Ltd – Class H	142,061
23,500	Fosun International Ltd	41,850

Shares	Description	Value ($)
	China — continued
255,000	Geely Automobile Holdings Ltd	132,985
543,000	GOME Electrical Appliances Holding Ltd	93,915
40,395	Guangdong Investment Ltd	54,816
74,000	Huabao International Holdings Ltd	23,458
84,000	Huaneng Power International Inc – Class H	73,074
20,000	Jiangsu Expressway Co Ltd – Class H	26,348
56,000	Kunlun Energy Co Ltd	49,085
478,000	PetroChina Co Ltd – Class H	338,688
424,000	Shanghai Electric Group Co Ltd – Class H	263,036
8,000	Shanghai Industrial Holdings Ltd	21,066
44,500	Shenzhen International Holdings Ltd	73,119
11,000	Shenzhou International Group Holdings Ltd	58,544
89,000	Sinotrans Ltd – Class H	51,932
23,000	Weichai Power Co Ltd – Class H	23,590
100,000	Yanzhou Coal Mining Co Ltd – Class H	45,990
32,000	Zhejiang Expressway Co Ltd – Class H	38,946
240,000	Zijin Mining Group Co Ltd – Class H	60,814

	Total China	10,760,236

	Colombia — 0.0%
48,352	Ecopetrol SA	20,066

	Czech Republic — 0.0%
6,439	CEZ AS	116,943

	Denmark — 0.0%
34	AP Moeller – Maersk A/S – Class B	51,753

	France — 2.5%
111	Christian Dior SE	20,287
1,008	Cie Generale des Etablissements Michelin – Class B	100,951
26,915	Engie	468,596
4,384	LVMH Moet Hennessy Louis Vuitton SE	734,375
43,824	Orange SA	756,606
23,560	Renault SA	2,373,238
4,913	Sanofi	436,639
1,106	Schneider Electric SE	69,872
55,073	Total SA	2,727,128
25,724	Vivendi SA	540,348

	Total France	8,228,040

	Germany — 0.9%
11,290	BASF SE	931,827
1,482	Bayerische Motoren Werke AG	161,399
5,260	Daimler AG (Registered)	469,527
18,083	Deutsche Telekom AG (Registered)	333,284
29,965	E.ON AG	284,282
1,870	K+S AG (Registered)	53,101
1,741	RWE AG	19,903
8,598	SAP AG	678,982

	Total Germany	2,932,305

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Greece — 0.0%
4,257	Hellenic Telecommunications Organization SA	41,140
3,533	OPAP SA	23,852

	Total Greece	64,992

	India — 0.1%
14,446	Bharat Heavy Electricals Ltd	38,018
9,161	Cairn India Ltd	18,542
7,738	GAIL India Ltd	42,184
3,967	Hindustan Petroleum Corp Ltd	50,096
22,788	Jindal Steel & Power Ltd *	31,078
21,082	NTPC Ltd	41,379
10,105	Oil & Natural Gas Corp Ltd	35,569
8,765	Reliance Energy Ltd	59,451
653	Tata Motors Ltd Sponsored ADR *	20,615
4,966	UPL Ltd	31,357

	Total India	368,289

	Indonesia — 0.1%
206,800	Astra International Tbk PT	88,341
930,400	Telekomunikasi Indonesia Persero Tbk PT	197,365
22,900	United Tractors Tbk PT	26,911

	Total Indonesia	312,617

	Italy — 0.5%
116,404	Enel SPA	512,702
55,933	ENI SPA	909,663
191,745	Telecom Italia SPA *	247,681
86,437	Telecom Italia SPA-Di RISP	99,444

	Total Italy	1,769,490

	Japan — 2.7%
1,200	Aisin Seiki Co Ltd	48,077
600	Asatsu-DK Inc	14,489
3,400	Canon Inc	102,745
5,200	Honda Motor Co Ltd	169,760
20,300	INPEX Corp	201,485
43,000	Itochu Corp	523,817
3,200	K’s Holdings Corp	116,753
3,122	KDDI Corp	77,440
40,100	Marubeni Corp	221,909
25,000	Mitsubishi Corp	420,570
24,900	Mitsui & Co Ltd	305,285
28,400	Nippon Telegraph & Telephone Corp	1,054,175
221,760	Nissan Motor Co Ltd	2,368,630
123,200	NTT Docomo Inc	2,330,053
3,000	Osaka Gas Co Ltd	11,137
1,700	Otsuka Holdings Co Ltd	56,339
300	Shimamura Co Ltd	36,604
33,400	Sojitz Corp	73,307
28,100	Sumitomo Corp	298,169
950	Suzuken Co Ltd	37,020
1,700	Takeda Pharmaceutical Co Ltd	82,722

Shares	Description	Value ($)
	Japan — continued
4,000	Toyota Tsusho Corp	93,800
3,800	Toyota Motor Corp	236,497
17,100	Yamada Denki Co Ltd	77,100

	Total Japan	8,957,883

	Mexico — 0.1%
488,764	America Movil SAB de CV – Class L	397,126

	Netherlands — 0.8%
7,651	Koninklijke Ahold NV	166,521
57,215	Unilever NV CVA	2,512,767

	Total Netherlands	2,679,288

	Norway — 0.2%
23,072	Statoil ASA	355,177
5,756	Telenor ASA	100,056
2,278	Yara International ASA	105,346

	Total Norway	560,579

	Philippines — 0.0%
860	Philippine Long Distance Telephone Co	37,382

	Poland — 0.1%
14,055	Orange Polska SA	23,536
24,846	PGE SA	81,428
7,587	Polski Koncern Naftowy Orlen SA	127,436

	Total Poland	232,400

	Russia — 1.4%
472,247	Gazprom PAO Sponsored ADR	1,947,749
45,640	Lukoil PJSC Sponsored ADR	1,755,825
35,588	Rosneft OJSC GDR (Registered)	142,806
2,675	Severstal PAO GDR (Registered)	28,604
42,046	Surgutneftegas OAO Sponsored ADR	209,817
359,712	Surgutneftegas OJSC Class S	182,154
6,886	Tatneft PAO Sponsored ADR	202,515

	Total Russia	4,469,470

	South Africa — 0.3%
4,352	Bidvest Group Ltd	101,309
3,730	Foschini Ltd	33,429
6,128	Impala Platinum Holdings Ltd *	13,419
3,589	Imperial Holdings Ltd	37,646
34,750	MTN Group Ltd	347,664
7,826	Sasol Ltd	217,723
1,703	Spar Group Ltd (The)	21,364
4,894	Steinhoff International Holdings Ltd	27,419
10,377	Telkom South Africa Ltd	44,316
2,041	Tiger Brands Ltd	46,992
10,927	Truworths International Ltd	71,354
6,785	Vodacom Group Ltd	68,444

	Total South Africa	1,031,079

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	South Korea — 1.9%
151	CJ Corp	32,916
932	Daelim Industrial Co Ltd	57,963
581	GS Holdings	25,301
1,418	Hanwha Corp	44,474
325	Hyosung Corp	32,327
426	Hyundai Department Store Co Ltd	46,475
2,175	Hyundai Engineering & Construction	59,875
873	Hyundai Heavy Industries Co Ltd *	68,197
3,603	Hyundai Mobis Co Ltd	775,371
7,581	Hyundai Motor Co	964,028
1,709	Hyundai Steel Co	74,819
714	Kangwon Land Inc	23,536
17,474	Kia Motors Corp	791,379
1,103	Korea Electric Power Corp	46,666
1,813	KT&G Corp	167,432
336	LG Chem Ltd	92,036
7,228	LG Display Co Ltd	159,222
2,004	LG Electronics Inc	93,623
1,521	LG International Corp	47,733
233	Lotte Chemical Corp	48,237
446	Lotte Shopping Co Ltd	90,462
1,937	POSCO	283,197
594	S-Oil Corp	38,019
727	Samsung Electro-Mechanics Co Ltd	43,368
1,358	Samsung Electronics Co Ltd	1,503,229
4,226	Samsung Heavy Industries Co Ltd	42,035
149	Shinsegae Co Ltd	32,153
1,105	SK Holdings Co Ltd	257,413
2,122	SK Innovation Co Ltd *	233,291
3,373	SK Networks Co Ltd	17,742
431	SK Telecom Co Ltd	86,937

	Total South Korea	6,279,456

	Spain — 0.5%
36,164	Iberdrola SA	253,057
18,061	Repsol YPF SA	234,900
103,914	Telefonica SA	1,278,933

	Total Spain	1,766,890

	Sweden — 0.1%
44,691	TeliaSonera AB	219,642

	Switzerland — 1.6%
1,323	ABB Ltd (Registered) *	25,047
53,257	Nestle SA (Registered)	3,947,370
12,174	Novartis AG (Registered)	1,038,591
886	Swatch Group AG (The)	310,662

	Total Switzerland	5,321,670

	Taiwan — 1.0%
39,000	Advanced Semiconductor Engineering Inc	41,422
28,000	Asustek Computer Inc	231,802

Shares	Description	Value ($)
	Taiwan — continued
76,000	AU Optronics Corp	20,391
34,000	Chunghwa Telecom Co Ltd	103,895
144,000	Compal Electronics Inc	79,767
12,000	Far EasTone Telecommunications Co Ltd	25,243
24,180	Foxconn Technology Co Ltd	54,039
513,750	Hon Hai Precision Industry Co Ltd	1,322,359
26,000	HTC Corp	64,630
102,000	Innolux Display Corp	31,263
57,000	Inventec Co Ltd	33,120
49,230	Lite-On Technology Corp	50,475
3,000	MediaTek Inc	23,907
10,000	Novatek Microelectronics Corp Ltd	36,231
38,000	Pegatron Corp	100,044
32,000	Pou Chen Corp	42,614
74,000	Quanta Computer Inc	115,615
12,000	Radiant Opto-Electronics Corp	31,322
9,000	Realtek Semiconductor Corp	18,557
22,000	Siliconware Precision Industries Co	29,124
35,000	Taiwan Cement Corp	31,575
16,700	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	380,092
35,297	Taiwan Semiconductor Manufacturing Co Ltd	151,040
22,320	Uni-President Enterprises Corp	36,747
170,000	United Microelectronics Corp	61,530
92,959	Wistron Corp	48,553
24,000	WPG Holdings Co Ltd	23,202

	Total Taiwan	3,188,559

	Thailand — 0.1%
9,200	PTT Exploration & Production Pcl (Foreign Registered)	16,781
20,199	PTT Pcl (Foreign Registered)	144,065

	Total Thailand	160,846

	Turkey — 0.2%
5,785	Arcelik AS	31,272
19,191	Enka Insaat ve Sanayi AS	31,497
32,780	Eregli Demir ve Celik Fabrikalari TAS	42,162
15,406	KOC Holding AS	63,175
4,708	Tupras-Turkiye Petrol Rafineriler AS *	116,065
28,172	Turk Hava Yollari Anonim Ortakligi *	73,823
11,461	Turk Telekomunikasyon AS	23,572
24,630	Turkcell Iletisim Hizmetleri AS	93,595

	Total Turkey	475,161

	United Kingdom — 8.3%
129,125	AstraZeneca Plc	8,761,593
15,874	Balfour Beatty Plc *	61,305
305,041	BP Plc	1,762,966
73,935	British American Tobacco Plc	4,302,647
6,445	Burberry Group Plc	120,798
117,737	Centrica Plc	386,294

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
80,041	Compass Group Plc	1,391,690
15,771	Debenhams Plc	19,847
39,617	GlaxoSmithKline Plc	805,141
23,611	Home Retail Group Plc	36,546
4,005	Inchcape Plc	47,408
5,482	Johnson Matthey Plc	233,473
12,091	Kingfisher Plc	64,292
8,345	Marks & Spencer Group Plc	63,102
4,330	Pearson Plc	53,897
32,916	Reckitt Benckiser Group Plc	3,086,395
65,232	Royal Dutch Shell Plc A Shares (London)	1,618,764
21,054	Royal Dutch Shell Plc B Shares (London)	523,768
18,894	Sage Group Plc (The)	166,706
169,434	Tesco Plc *	426,381
61,866	Unilever Plc	2,640,756
297,233	Vodafone Group Plc	1,000,291
52,946	William Morrison Supermarket Plc	121,327

	Total United Kingdom	27,695,387

	United States — 61.6%
33,218	3M Co.	5,201,274
63,200	Abbott Laboratories	2,838,944
30,347	Accenture Plc – Class A	3,253,805
3,700	ACE Ltd	424,945
600	Affiliated Managers Group, Inc. *	106,338
5,000	Aflac, Inc.	326,200
4,700	Allstate Corp. (The)	294,972
12,410	Alphabet, Inc. – Class A *	9,466,968
4,102	Alphabet, Inc. – Class C *	3,046,145
10,000	American Express Co.	716,400
15,300	American International Group, Inc.	972,774
4,900	American Tower Corp.	486,962
2,100	Ameriprise Financial, Inc.	237,195
9,800	Amphenol Corp. – Class A	539,490
14,759	Analog Devices, Inc.	909,597
3,200	Anthem, Inc.	417,216
3,200	Aon Plc	303,168
1,800	Apartment Investment & Management Co. – Class A	68,598
71,800	Apple, Inc.	8,493,940
800	Assurant, Inc.	68,416
1,500	AvalonBay Communities, Inc. (REIT)	272,685
120,300	Bank of America Corp.	2,096,829
12,900	Bank of New York Mellon Corp. (The)	565,536
8,900	BB&T Corp.	343,718
9,579	Becton Dickinson and Co.	1,439,245
20,900	Berkshire Hathaway, Inc. – Class B *	2,802,481
2,538	Biogen, Inc. *	728,051
1,400	BlackRock, Inc.	509,208
1,800	Boston Properties, Inc. (REIT)	224,982
6,200	Capital One Financial Corp.	486,762
3,200	CBRE Group, Inc. – Class A *	119,904

Shares	Description	Value ($)
	United States — continued
13,200	Charles Schwab Corp. (The)	444,972
2,600	Chubb Corp. (The)	339,378
6,400	Church & Dwight Co., Inc.	548,928
1,700	Cincinnati Financial Corp.	103,887
277,224	Cisco Systems, Inc.	7,554,354
34,700	Citigroup, Inc.	1,876,923
9,300	Citrix Systems, Inc. *	713,031
3,600	CME Group, Inc.	351,540
177,942	Coca-Cola Co. (The)	7,583,888
24,330	Cognizant Technology Solutions Corp. – Class A *	1,571,231
38,010	Colgate-Palmolive Co.	2,496,497
2,000	Comerica, Inc.	92,700
11,400	Costco Wholesale Corp.	1,840,188
3,900	Crown Castle International Corp. (REIT)	335,049
11,300	CVS Health Corp.	1,063,217
30,626	Danaher Corp.	2,952,040
5,100	Discover Financial Services	289,476
6,100	Dover Corp.	401,990
3,400	E*TRADE Financial Corp. *	103,462
74,500	EMC Corp.	1,887,830
34,048	Emerson Electric Co.	1,702,400
670	Equinix, Inc. (REIT)	198,655
4,200	Equity Residential (REIT)	335,244
800	Essex Property Trust, Inc. (REIT)	184,632
2,971	Estee Lauder Cos , Inc. (The) – Class A	249,921
88,590	Express Scripts Holding Co. *	7,572,673
9,300	Fifth Third Bancorp	192,231
4,400	Franklin Resources, Inc.	184,448
7,200	General Growth Properties, Inc. (REIT)	183,384
6,600	Genuine Parts Co.	598,158
6,100	Genworth Financial, Inc. – Class A *	30,805
4,600	Goldman Sachs Group, Inc. (The)	874,092
4,800	Hartford Financial Services Group, Inc. (The)	219,072
5,300	HCP, Inc. (REIT)	188,309
7,900	Honeywell International, Inc.	821,205
8,700	Host Hotels & Resorts, Inc. (REIT)	144,420
8,291	Humana, Inc.	1,398,360
9,300	Huntington Bancshares, Inc.	108,717
19,667	Illinois Tool Works, Inc.	1,848,305
1,300	Intercontinental Exchange, Inc.	337,792
18,815	International Business Machines Corp.	2,623,187
9,231	Intuit, Inc.	924,946
1,200	Intuitive Surgical, Inc. *	624,024
4,900	Invesco Ltd.	165,081
2,200	Iron Mountain, Inc. (REIT)	61,116
102,200	Johnson & Johnson	10,346,728
42,500	JPMorgan Chase & Co.	2,833,900
9,700	KeyCorp	127,167
4,700	Kimco Realty Corp. (REIT)	122,623
1,200	Legg Mason, Inc.	53,256
3,600	Leucadia National Corp.	63,648
2,900	Lincoln National Corp.	159,471

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
3,400	Loews Corp.	128,826
1,500	M&T Bank Corp.	187,995
1,600	Macerich Co. (The) (REIT)	125,040
6,200	Marsh & McLennan Cos., Inc.	342,860
12,757	MasterCard, Inc. – Class A	1,249,165
18,124	McDonald’s Corp.	2,069,036
3,100	McGraw Hill Financial, Inc.	299,057
67,267	Medtronic Plc	5,067,896
12,700	MetLife, Inc.	648,843
210,600	Microsoft Corp	11,446,110
19,010	Monsanto Co.	1,808,992
2,000	Moody’s Corp.	206,240
17,600	Morgan Stanley	603,680
1,300	NASDAQ OMX Group, Inc. (The)	76,206
4,400	Navient Corp.	52,404
20,697	Nike, Inc – Class B	2,737,799
2,500	Northern Trust Corp.	187,350
215,082	Oracle Corp.	8,381,746
12,900	Paychex, Inc.	699,825
47,138	PayPal Holdings, Inc. *	1,662,086
3,500	People’s United Financial, Inc.	58,625
15,866	PepsiCo, Inc.	1,589,139
26,300	Pfizer, Inc.	861,851
80,000	Philip Morris International, Inc.	6,991,200
2,000	Plum Creek Timber Co., Inc. (REIT)	101,620
5,900	PNC Financial Services Group, Inc. (The)	563,509
6,085	Precision Castparts Corp.	1,408,921
3,100	Principal Financial Group, Inc.	159,526
117,723	Procter & Gamble Co. (The)	8,810,389
6,100	Progressive Corp. (The)	188,002
6,000	Prologis, Inc. (REIT)	256,500
5,200	Prudential Financial, Inc.	450,060
1,700	Public Storage (REIT)	408,102
92,709	Qualcomm, Inc.	4,523,272
2,700	Realty Income Corp. (REIT)	133,974
15,300	Regions Financial Corp.	155,142
16,782	Reynolds American, Inc.	776,168
6,265	Rockwell Automation, Inc.	666,847
3,600	Simon Property Group, Inc. (REIT)	670,464
1,200	SL Green Realty Corp. (REIT)	141,696
12,574	St Jude Medical, Inc.	793,419
4,700	State Street Corp.	341,126
17,326	Stryker Corp.	1,671,266
5,900	SunTrust Banks, Inc.	256,178
3,000	T. Rowe Price Group, Inc.	228,450
10,316	TJX Cos, Inc. (The)	728,310
1,400	Torchmark Corp.	84,868
3,600	Travelers Cos., Inc. (The)	412,452
3,100	United Technologies Corp.	297,755
48,308	UnitedHealth Group, Inc.	5,444,795
2,900	Unum Group	106,372
20,300	US Bancorp	890,967

Shares	Description	Value ($)
	United States — continued
3,800	Ventas, Inc. (REIT)	202,692
15,912	VF Corp.	1,029,506
2,000	Vornado Realty Trust (REIT)	193,520
72,115	Wal-Mart Stores, Inc.	4,243,247
53,632	Wells Fargo & Co.	2,955,123
4,000	Welltower, Inc. (REIT)	252,760
5,900	Weyerhaeuser Co. (REIT)	189,803
2,800	WW Grainger, Inc.	561,512
3,700	Xilinx, Inc.	183,853
3,500	XL Group Plc	133,630
7,428	Zimmer Biomet Holdings, Inc.	750,302
2,300	Zions Bancorporation	68,908

	Total United States	204,708,276

	TOTAL COMMON STOCKS (COST $295,705,233)	294,120,555

	PREFERRED STOCKS — 0.9%

	Brazil — 0.1%
6,300	Bradespar SA	8,639
2,200	Cia Brasileira de Distribuicao	27,807
48,900	Companhia Energetica de Minas Gerais	83,264
2,600	Companhia Energetica de Sao Paulo – Class B	9,028
30,100	Gerdau SA	47,266
15,200	Telefonica Brasil SA	145,095

	Total Brazil	321,099

	Germany — 0.1%
4,020	Porsche Automobil Holding SE	210,495
551	Volkswagen AG	76,372

	Total Germany	286,867

	Russia — 0.2%
818,045	Surgutneftegaz OJSC *	522,792
81	Transneft	185,048

	Total Russia	707,840

	South Korea — 0.5%
748	Hyundai Motor Co	71,943
1,653	Samsung Electronics Co Ltd	1,562,839

	Total South Korea	1,634,782

	TOTAL PREFERRED STOCKS (COST $3,586,439)	2,950,588

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%
103,914	Telefonica SA Rights, Expires 12/02/15 *	37,658

	TOTAL RIGHTS/WARRANTS (COST $42,839)	37,658

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 5.1%

		United States — 5.1%
		Affiliated Issuers
	681,062	GMO U.S. Treasury Fund	17,026,548

		TOTAL MUTUAL FUNDS (COST $17,026,548)	17,026,548

		SHORT-TERM INVESTMENTS — 4.6%

		Time Deposits — 0.1%
HKD	106,155	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/01/15	13,691
NOK	85,979	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.14%, due 12/01/15	9,893
USD	279,664	Standard Chartered Bank Ltd (Hong Kong) Time Deposit, 0.06%, due 12/01/15	279,664
GBP	15,517	Sumitomo (Tokyo) Time Deposit, 0.08%, due 12/01/15	23,370
JPY	17,767,691	Sumitomo (Tokyo) Time Deposit, 0.01%, due 12/01/15	144,336

		Total Time Deposits	470,954

		U.S. Government — 4.5%
	15,000,000	U. S. Treasury Bill, 0.18%, due 03/17/16 (b) (c)	14,992,080

		TOTAL SHORT-TERM INVESTMENTS (COST $15,463,575)	15,463,034

		TOTAL INVESTMENTS — 99.2% (Cost $331,824,634)	329,598,383
		Other Assets and Liabilities (net) — 0.8%	2,509,499

		TOTAL NET ASSETS — 100.0%	$332,107,882

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/11/2017	GS	CNH	73,382,335	USD	10,786,416	$(130,681)
09/11/2017	GS	USD	7,595,997	CNH	50,619,509	(65,328)

						$(196,009)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
319	Russell 2000 Mini	December 2015	$38,149,210	$(1,559,483)
174	S&P 400 E-Mini Index	December 2015	25,405,740	(1,028,843)
2,063	S&P 500 E-Mini Index	December 2015	214,531,370	(14,002,612)

			$278,086,320	$(16,590,938)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Counterparty Abbreviations:

GS - Goldman Sachs International

Currency Abbreviations:

CNH - Chinese Yuan Renminbi Offshore

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

USD - United States Dollar

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	United States — 100.0%
	Affiliated Issuers — 100.0%
32,207,688	GMO Debt Opportunities Fund, Class VI	801,327,278
90,818,227	GMO Emerging Country Debt Fund, Class IV	846,425,873
1,254,743,423	GMO Implementation Fund	15,696,840,226
27,628,271	GMO Special Opportunities Fund, Class VI	566,103,276
28,461,700	GMO Systematic Global Macro Opportunity Fund, Class III	942,082,254

	TOTAL MUTUAL FUNDS (COST $19,050,398,177)	18,852,778,907

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
10,327,294	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	10,327,294

	TOTAL SHORT-TERM INVESTMENTS (COST $10,327,294)	10,327,294

	TOTAL INVESTMENTS — 100.1% (Cost $19,060,725,471)	18,863,106,201
	Other Assets and Liabilities (net) — (0.1%)	(11,065,308)

	TOTAL NET ASSETS — 100.0%	$18,852,040,893

(a)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 34.4%

	Australia — 0.5%
3,900	Abacus Property Group (REIT)	8,271
175,400	AMP Ltd	735,024
12,200	ASX Ltd	364,441
134,842	Australia & New Zealand Banking Group Ltd	2,646,225
18,463	Bendigo and Adelaide Bank Ltd	148,789
119,679	BlueScope Steel Ltd	360,215
22,800	BT Investment Management Ltd	211,050
12,000	BWP Trust (REIT)	27,543
8,000	Charter Hall Group (REIT)	25,809
5,900	Charter Hall Retail (REIT)	17,326
25,500	Commonwealth Bank of Australia	1,460,783
28,900	Cromwell Property Group (REIT)	21,298
60,500	Dexus Property Group (REIT)	335,373
96,300	Fairfax Media Ltd	61,828
18,400	Genworth Mortgage Insurance Australia Ltd	33,726
107,000	Goodman Group (REIT)	471,353
143,600	GPT Group (The) (REIT)	478,695
100,429	Insurance Australia Group Ltd	401,201
11,000	Investa Office Fund (REIT)	30,626
16,300	IOOF Holdings Ltd	111,216
42,400	Lend Lease Group	389,107
26,800	Macquarie Group Ltd	1,573,101
817,400	Mirvac Group (REIT)	1,098,474
93,900	National Australia Bank Ltd	1,991,222
19,300	Nine Entertainment Co Holdings Ltd	23,126
2,000	Perpetual Ltd	66,282
1,800	Premier Investments Ltd	18,030
136,400	Scentre Group (REIT)	393,171
42,700	Seven West Media Ltd	21,758
10,000	Shopping Centres Australasia Property Group (REIT)	15,156
82,200	Star Entertainment Grp Ltd (The)	285,818
438,686	Stockland (REIT)	1,265,796
82,100	Suncorp Group Ltd	792,856
116,119	TABCORP Holdings Ltd	383,175
642,500	Telstra Corp Ltd	2,484,228
324,200	Vicinity Centres (REIT)	634,141
111,300	Westfield Corp (REIT)	769,384
160,374	Westpac Banking Corp	3,719,542
24,900	WorleyParsons Ltd	104,296

	Total Australia	23,979,455

	Austria — 0.0%
16,727	OMV AG	476,616
1,200	UNIQA Insurance Group AG	10,649
26,128	Voestalpine AG	849,689

	Total Austria	1,336,954

	Belgium — 0.1%
47,000	Ageas	2,056,319
300	D’Ieteren SA NV	10,286

Shares	Description	Value ($)
	Belgium — continued
27,857	Delhaize Group	2,789,092
600	KBC Ancora	23,721
1,100	Mobistar SA *	24,456
19,597	Proximus	646,620
7,500	Umicore SA	309,997

	Total Belgium	5,860,491

	Brazil — 0.1%
224,100	Banco do Brasil SA	940,714
7,000	BRF SA	99,445
12,600	Cielo SA	114,094
28,000	Companhia de Saneamento Basico do Estado de Sao Paulo	136,571
103,300	Companhia Siderurgica Nacional SA	146,174
31,400	CPFL Energia SA	127,532
18,200	Empresa Brasileira de Aeronautica SA	142,665
8,800	Fibria Celulose SA	130,079
51,000	Petroleo Brasileiro SA *	123,388
62,800	Tim Participacoes SA	123,836
7,000	Ultrapar Participacoes SA	113,268
27,000	Vale SA	91,424

	Total Brazil	2,289,190

	Canada — 1.5%
12,000	Air Canada *	93,721
1,700	Allied Properties Real Estate Investment Trust	41,690
3,200	Artis Real Estate Investment Trust	32,229
27,300	Bank of Montreal	1,576,325
32,300	BCE Inc	1,390,246
2,500	Canadian Apartment Properties (REIT)	49,702
16,900	Canadian Imperial Bank of Commerce	1,269,034
13,000	Canadian Tire Corp Ltd – Class A	1,217,987
3,400	Cenovus Energy Inc	50,308
15,400	CI Financial Corp	366,016
900	Cogeco Cable Inc	43,738
5,200	Cominar Real Estate Investment Trust	58,446
3,100	Corus Entertainment Inc – B Shares	24,327
1,100	Fairfax Financial Holdings Ltd	528,127
500	Granite Real Estate Investment Trust	15,227
14,200	Great-West Lifeco Inc	385,876
2,200	Industrial Alliance Insurance & Financial Services Inc	74,627
6,300	Intact Financial Corp	419,953
900	Laurentian Bank of Canada	36,594
5,500	Linamar Corp	310,367
59,200	Magna International Inc	2,692,582
138,100	Manulife Financial Corp	2,272,970
14,700	National Bank of Canada	481,799
22,400	Power Corp of Canada	525,510
12,100	Power Financial Corp	307,246
2,000	RONA Inc	19,963
51,400	Royal Bank of Canada	2,928,236
2,200	Smart Real Estate Investment Trust	52,716

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
40,400	Sun Life Financial Inc	1,332,297
80,100	Suncor Energy Inc	2,213,254
58,200	Toronto-Dominion Bank (The)	2,376,898
481,998	Valeant Pharmaceuticals International Inc *	43,360,540

	Total Canada	66,548,551

	China — 5.1%
20,000	AAC Technologies Holdings Inc	140,324
140,000	Air China Ltd – Class H	113,145
172,000	Alibaba Health Information Technology Ltd. *	133,441
460,000	Alibaba Pictures Group Ltd. *	111,337
152,000	Anhui Expressway Co Ltd – Class H	127,907
530,100	Baidu Inc Sponsored ADR *	115,545,897
220,000	Beijing Capital International Airport Co Ltd – Class H	244,235
19,000	Beijing Enterprises Holdings Ltd	118,940
3,354,000	Belle International Holdings Ltd	2,961,641
88,000	Boer Power Holdings Ltd.	171,920
1,456,000	China BlueChemical Ltd – Class H	395,533
544,000	China Communications Services Corp Ltd – Class H	210,933
860,000	China Everbright Ltd	1,984,223
1,331,000	China Machinery Engineering Corp – Class H	1,019,937
36,000	China Merchants Holdings International Co Ltd	117,942
2,962,000	China National Building Material Co Ltd – Class H	1,589,977
1,063,000	China National Materials Co Ltd – Class H	227,771
180,000	China Power International Development Ltd	95,674
282,000	China Railway Construction Corp Ltd – Class H	374,436
148,000	China Southern Airlines Co Ltd – Class H	108,474
1,328,000	China Telecom Corp Ltd – Class H	650,232
956,000	China Travel International Investment Hong Kong Ltd	394,349
895,500	China ZhengTong Auto Services Holdings Ltd	364,563
916,000	Datang International Power Generation Co Ltd – Class H	299,443
488,000	Digital China Holdings Ltd	557,943
744,000	Far East Horizon Ltd	645,714
250,000	Geely Automobile Holdings Ltd	130,378
101,000	Great Wall Motor Co Ltd – Class H	124,636
144,000	Guangzhou Automobile Group Co Ltd	137,497
1,551,000	Huabao International Holdings Ltd *	491,658
596,000	Huadian Power International Corp Ltd – Class H	375,953
2,954,211	JD.com Inc ADR *	90,635,194
532,000	Jiangsu Expressway Co Ltd	700,852
597,500	Kingboard Chemical Holdings Ltd.	862,069
558,000	Lee & Man Paper Manufacturing Ltd.	320,615
96,000	PAX Global Technology Ltd.	119,038
316,000	People’s Insurance Co Group of China Ltd (The) – Class H	162,962

Shares	Description	Value ($)
	China — continued
67,000	Phoenix Healthcare Group Co. Ltd.	96,438
928,000	PICC Property & Casualty Co Ltd – Class H	2,007,339
46,000	Shanghai Industrial Holdings Ltd	121,130
980,000	Shenzhen Expressway Co Ltd – Class H	809,987
26,000	Shenzhou International Group Holdings Ltd	138,377
1,112,500	Sinopec Engineering Group Co Ltd – Class H	858,135
32,800	Sinopharm Medicine Holding Co Ltd – Class H	137,603
605,500	Sinotruk Hong Kong Ltd	238,016
2,394,000	Skyworth Digital Holdings Ltd	1,564,877
56,000	Sunny Optical Technology Group Co Ltd	127,066
560,000	TravelSky Technology Ltd – Class H	945,315
304,000	Wasion Group Holdings Ltd	346,188
114,000	Weichai Power Co Ltd – Class H	116,926
332,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	306,286
560,500	XTEP International Holdings Ltd.	334,683
496,000	Yuexiu Transport Infrastructure Ltd	330,304
348,000	Zhejiang Expressway Co Ltd – Class H	423,536

	Total China	231,668,989

	Colombia — 0.0%
261,973	Ecopetrol SA	108,718

	Denmark — 0.1%
746	AP Moeller – Maersk A/S	1,135,513
23,000	Carlsberg A/S	1,950,432
1,300	Sydbank A/S	42,604
26,174	TDC A/S	137,245
2,400	Tryg A/S	46,721

	Total Denmark	3,312,515

	Finland — 0.1%
31,944	Fortum Oyj	465,848
12,464	Metso Oyj	309,060
11,100	Neste Oyj	319,475
23,100	Sampo Oyj – A Shares	1,144,250
3,800	Sponda Oyj	15,402
52,500	Stora Enso Oyj – R Shares	517,700
84,234	UPM – Kymmene Oyj	1,605,276

	Total Finland	4,377,011

	France — 2.0%
216,200	AXA SA	5,841,889
117,100	BNP Paribas SA	6,932,883
6,466	Casino Guichard-Perrachon SA	369,408
14,500	Christian Dior SE	2,650,105
32,057	Cie Generale des Etablissements Michelin	3,210,504
22,200	CNP Assurances	309,006
60,196	Engie	1,048,026
100	Euler Hermes Group	8,960
14,800	LVMH Moet Hennessy Louis Vuitton SE	2,479,181

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	France — continued
1,300	Mercialys SA (REIT)	27,981
1,300	Metropole Television SA	24,139
800	Nexity SA	34,141
159,029	Orange SA	2,745,580
209,300	Renault SA	21,083,133
51,000	Rexel SA	697,915
97,514	Sanofi	8,666,481
11,400	SCOR SE	446,700
83,400	Societe Generale SA	3,975,821
7,300	Suez Environnement Co	138,295
541,822	Total SA	26,830,157
108,736	Vivendi SA	2,284,062

	Total France	89,804,367

	Germany — 1.8%
51,000	Allianz SE (Registered)	9,011,219
3,200	Alstria office (REIT) – AG *	42,265
7,097	Aurubis AG	441,057
209,523	BASF SE	17,293,093
53,088	Bayerische Motoren Werke AG	5,781,605
2,034	Bilfinger SE	96,041
227,780	Daimler AG (Registered)	20,332,491
2,600	Deutsche EuroShop AG	110,134
48,808	Deutsche Lufthansa AG (Registered) *	698,603
300,536	Deutsche Telekom AG (Registered)	5,539,115
4,802	Duerr AG	414,153
22,800	Freenet AG	766,298
1,900	Grand City Properties SA	39,091
13,900	Hannover Rueck SE	1,624,410
13,071	HeidelbergCement AG	1,038,972
45,651	K+S AG (Registered)	1,296,317
4,200	LEG Immobilien AG *	332,173
7,700	Leoni AG	295,870
11,212	Metro AG	372,997
27,200	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,469,468
31,600	ProSiebenSat.1 Media SE	1,655,986
52,700	Siemens AG (Registered)	5,474,452
8,100	Volkswagen AG	1,205,827

	Total Germany	79,331,637

	Greece — 0.0%
150,871	National Bank of Greece SA *	12,878

	Hong Kong — 0.3%
96,600	Bank of East Asia Ltd (The)	350,463
569,400	BOC Hong Kong Holdings Ltd	1,759,928
28,400	Champion (REIT)	14,522
20,500	Dah Sing Banking Group Ltd	40,095
2,600	Dah Sing Financial Holdings Ltd	13,485
808,100	Esprit Holdings Ltd	892,095
38,500	First Pacific Co	23,941

Shares	Description	Value ($)
	Hong Kong — continued
130,000	Hang Lung Properties Ltd	307,033
67,400	Hang Seng Bank Ltd	1,221,318
138,700	Henderson Land Development Co Ltd	855,469
24,800	Hongkong Land Holdings Ltd	173,212
41,100	Hysan Development Co Ltd	173,328
14,300	Kerry Properties Ltd.	40,529
245,900	Link (REIT)	1,501,679
13,800	Luk Fook Holdings International Ltd.	31,470
13,400	Man Wah Holdings Ltd.	15,696
533,700	New World Development Co Ltd	532,640
23,000	Pacific Textiles Holdings Ltd.	35,996
364,300	PCCW Ltd	215,721
45,300	Power Assets Holdings Ltd	403,342
135,500	Sino Land Co Ltd	199,176
412,900	SJM Holdings Ltd	303,187
15,800	SmarTone Telecommunications Holdings Ltd.	23,391
239,800	Sun Hung Kai Properties Ltd	2,971,686
72,200	Swire Properties Ltd	208,593
56,500	Swire Pacific Ltd – Class A	621,402
115,000	Techtronic Industries Co Ltd	468,637
7,000	Television Broadcasts Ltd	28,291
18,600	Texwinca Holdings Ltd.	19,005
145,800	Value Partners Group Ltd.	171,846
267,100	Wharf Holdings Ltd (The)	1,520,902
37,500	Wheelock & Co Ltd	162,195
113,400	Xinyi Glass Holdings Ltd.	60,527
136,900	Yue Yuen Industrial Holdings	492,108

	Total Hong Kong	15,852,908

	Indonesia — 0.0%
159,900	Bank Rakyat Indonesia Persero Tbk PT	124,527

	Ireland — 0.0%
40,000	Smurfit Kappa Group Plc	1,089,599

	Israel — 0.1%
14,100	Bank Hapoalim BM	72,859
346,400	Bank Leumi Le-Israel BM *	1,251,102
60,300	Bezeq The Israeli Telecommunication Corp Ltd	129,637
900	Gazit-Globe Ltd	9,093
1,600	Harel Insurance Investments & Financial Services Ltd	6,310
592,440	Israel Discount Bank Ltd – Class A *	1,091,373
1,500	Mizrahi Tefahot Bank Ltd	17,738

	Total Israel	2,578,112

	Italy — 0.2%
190,234	A2A SPA	267,038
700	ACEA SPA	10,373
1,300	Credito Emiliano SPA	9,247
313,717	Enel SPA	1,381,768

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
235,161	ENI SPA	3,824,526
15,812	EXOR SPA	708,321
1,800	Fiat Chrysler Automobiles NV *	25,697
12,053	Finmeccanica SPA *	174,350
27,020	Mediaset SPA	118,734
54,073	Mediolanum SPA	444,824
5,600	Recordati SPA	139,092
4,700	Snam Rete Gas SPA	23,858
3,700	Societa Cattolica di Assicurazioni SCRL	28,864
378,019	Telecom Italia SPA *	488,293
447,461	Telecom Italia SPA-Di RISP	514,791
36,800	Unipol Gruppo Finanziario SPA	183,305

	Total Italy	8,343,081

	Japan — 3.3%
7,800	77 Bank Ltd (The)	39,848
1,900	Adastria Co Ltd	111,866
61,700	Aeon Co Ltd	957,630
36,700	Aisin Seiki Co Ltd	1,470,356
36,100	Alfresa Holdings Corp	715,736
4,800	Alpine Electronics Inc	67,433
2,000	AOKI Holdings Inc	26,104
10,300	Aoyama Trading Co Ltd	382,488
118,200	Asahi Glass Co Ltd	695,364
202,100	Asahi Kasei Corp	1,381,716
5,700	Asatsu-DK Inc	137,646
4,700	Ashikaga Holdings Co Ltd	18,237
1,700	Autobacs Seven Co Ltd	30,750
1,400	Awa Bank Ltd (The)	8,236
10,600	Bank of Kyoto Ltd (The)	98,842
84,700	Bank of Yokohama Ltd (The)	498,491
61,300	Bridgestone Corp	2,183,441
8,500	Brother Industries Ltd	101,719
55,100	Calsonic Kansei Corp	479,019
161,900	Canon Inc	4,892,454
2,400	Canon Marketing Japan Inc	37,913
12,500	Central Japan Railway Co	2,233,730
1,000	Century Tokyo Leasing Corp	34,425
53,000	Chiba Bank Ltd (The)	365,384
31,800	Cosmo Energy Holdings Co Ltd *	417,348
8,100	Credit Saison Co Ltd	152,818
34,300	Daihatsu Motor Co Ltd	445,044
600	Daiichikosho Co Ltd	19,659
3,900	Daiichi Sankyo Co Ltd	80,340
36,200	Daikyo Inc	59,399
4,100	Daishi Bank Ltd (The)	18,213
8,400	Daito Trust Construction Co Ltd	872,862
36,200	Daiwa House Industry Co Ltd	1,009,520
7,000	DCM Holdings Co Ltd	48,037
102,800	Denka Co Ltd	454,023
600	Descente Ltd	7,311

Shares	Description	Value ($)
	Japan — continued
900	Eagle Industry Co Ltd	18,086
7,300	Electric Power Development Co Ltd	233,239
900	Exedy Corp	21,633
30,000	Fuji Heavy Industries Ltd	1,241,330
85,900	FujiFilm Holdings Corp	3,474,257
5,300	Fujitsu General Ltd	70,298
8,200	Fuji Oil Holdings Inc	122,569
28,900	Fukuoka Financial Group Inc	140,174
300	Fuyo General Lease Co Ltd	14,474
10,900	Gunma Bank Ltd (The)	65,442
22,500	Gunze Ltd	67,839
4,400	H2O Retailing Corp	92,093
7,300	Hachijuni Bank Ltd (The)	44,164
37,300	Hanwa Co Ltd	166,002
31,600	Haseko Corp	353,384
9,400	Hiroshima Bank Ltd (The)	53,462
3,300	Hitachi Capital Corp	92,365
23,700	Hitachi Chemical Co Ltd	394,735
2,500	Hokkoku Bank Ltd (The)	8,286
46,100	Hokuhoku Financial Group Inc	97,727
117,800	Honda Motor Co Ltd	3,845,712
2,400	Hyakugo Bank Ltd (The)	11,758
600	IBJ Leasing Co Ltd	13,246
21,700	Idemitsu Kosan Co Ltd	359,316
27,300	Isuzu Motors Ltd	307,035
42,500	IT Holdings Corp	1,028,736
485,200	Itochu Corp	5,910,606
4,800	Iyo Bank Ltd (The)	47,848
3,600	Jafco Co Ltd	143,017
49,500	JFE Holdings Inc	780,255
17,500	Joyo Bank Ltd (The)	81,195
17,000	JSR Corp	267,483
4,200	Juroku Bank Ltd (The)	16,822
219,600	JX Holdings Inc	890,812
44,700	K’s Holdings Corp	1,630,890
42,400	Kaneka Corp	417,932
246,100	Kawasaki Kisen Kaisha Ltd	505,360
251,000	KDDI Corp	6,225,949
3,300	Keihin Corp	54,006
2,300	Keiyo Bank Ltd (The)	11,002
800	Kiyo Bank Ltd (The)	12,061
523,900	Kobe Steel Ltd	612,311
5,100	Kohnan Shoji Co Ltd	73,295
6,200	Koito Manufacturing Co Ltd	251,554
14,000	Kuraray Co Ltd	178,208
18,500	Kyocera Corp	857,727
246,800	Marubeni Corp	1,365,764
12,100	Marui Group Co Ltd	179,769
48,900	Medipal Holdings Corp	856,420
3,000	Mitsuba Corp	52,105
233,200	Mitsubishi Chemical Holdings Corp	1,527,137
188,700	Mitsubishi Corp	3,174,463

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,542,800	Mitsubishi UFJ Financial Group Inc	9,912,753
14,300	Mitsubishi UFJ Lease & Finance Co Ltd	75,178
244,600	Mitsui & Co Ltd	2,998,906
131,000	Mitsui Chemicals Inc	545,280
434,000	Mitsui Engineering & Shipbuilding Co Ltd	712,630
1,756,100	Mizuho Financial Group Inc	3,546,032
12,400	MS&AD Insurance Group Holdings Inc	349,831
500	Musashino Bank Ltd (The)	18,643
20,700	Net One Systems Co Ltd	122,529
6,200	NHK Spring Co Ltd	63,738
2,300	Nifco Inc	97,887
98,400	Nippon Light Metal Holdings Co Ltd	175,741
500	Nippon Seiki Co Ltd	10,055
229,900	Nippon Telegraph & Telephone Corp	8,533,610
5,400	Nippon Television Holdings Inc	99,531
35,800	Nippon Electric Glass Co Ltd	198,842
220,400	Nippon Yusen Kabushiki Kaisha	573,493
11,300	Nipro Corp	123,979
28,000	Nishi-Nippon City Bank Ltd (The)	74,145
2,034,700	Nissan Motor Co Ltd	21,732,720
26,800	Nisshinbo Holdings Inc	316,815
2,400	Nissin Kogyo Co Ltd	37,338
1,700	Nitori Holdings Co Ltd	140,097
21,100	NOK Corp	568,933
8,000	Nomura Real Estate Holdings Inc	156,663
211,100	Nomura Holdings Inc	1,247,806
88,200	NTT Docomo Inc	1,668,105
3,100	Ogaki Kyoritsu Bank Ltd (The)	12,764
4,500	Okasan Securities Group Inc	27,269
3,200	Onward Holdings Co Ltd	19,885
2,300	Open House Co Ltd	48,370
91,000	Orient Corp *	175,920
81,600	ORIX Corp	1,178,106
316,500	Osaka Gas Co Ltd	1,174,978
56,200	Otsuka Holdings Co Ltd	1,862,497
900	Paltac Corp	17,826
2,500	PanaHome Corp	18,707
300	Relo Holdings Inc	32,500
18,100	Rengo Co Ltd	80,425
203,100	Resona Holdings Inc	991,311
3,000	Resorttrust Inc	80,008
400	Ricoh Leasing Co Ltd	12,094
61,500	Ricoh Co Ltd	630,863
3,000	Saizeriya Co Ltd	71,159
2,600	San-In Godo Bank Ltd (The)	21,018
800	Sangetsu Co Ltd	15,346
44,000	Sekisui Chemical Co Ltd	524,848
108,500	Sekisui House Ltd	1,835,828
7,400	Senshu Ikeda Holdings Inc	30,492
1,500	Shimachu Co Ltd	34,949
2,800	Shimamura Co Ltd	341,635
12,200	Shizuoka Bank Ltd (The)	119,214

Shares	Description	Value ($)
	Japan — continued
292,000	Showa Denko KK	384,318
45,100	Showa Shell Sekiyu KK	397,716
5,200	SKY Perfect JSAT Holdings Inc	26,319
424,400	Sojitz Corp	931,480
9,900	Sony Financial Holdings Inc	182,432
127,400	Sumitomo Corp	1,351,841
1,300	Sumitomo Electric Industries Ltd	18,498
18,400	Sumitomo Forestry Co Ltd	247,771
135,200	Sumitomo Heavy Industries Ltd	640,970
91,500	Sumitomo Metal Mining Co Ltd	1,031,849
183,700	Sumitomo Mitsui Financial Group Inc	7,011,635
153,600	Sumitomo Mitsui Trust Holdings Inc	586,311
400	Sumitomo Real Estate Sales Co Ltd	9,470
50,900	Sumitomo Rubber Industries Ltd	687,925
4,500	Suruga Bank Ltd	91,051
17,300	Suzuken Co Ltd	674,154
54,700	T&D Holdings Inc	766,903
1,300	T-Gaia Corp	15,795
22,200	Takashimaya Co Ltd	202,496
1,100	Toei Co Ltd	11,194
2,400	Tokai Rika Co Ltd	55,441
7,900	Tokai Tokyo Financial Holdings Inc	47,689
200	Token Corp	15,723
42,000	Tokio Marine Holdings Inc	1,549,135
3,200	Tokyo Broadcasting System Holdings Inc	48,212
176,200	Tokyo Electric Power Co Inc *	1,079,434
66,000	Tokyo Gas Co Ltd	315,388
800	Topre Corp	17,700
192,000	Tosoh Corp	1,076,691
7,700	Toyo Tire & Rubber Co Ltd	166,659
2,700	Toyoda Gosei Co Ltd	64,197
5,000	Toyota Boshoku Corp	107,533
1,400	Toyota Industries Corp	74,244
60,500	Toyota Motor Corp	3,765,285
70,700	Toyota Tsusho Corp	1,657,920
600	TPR Co Ltd	16,345
2,500	TS Tech Co Ltd	70,153
81,900	Ube Industries Ltd	174,220
1,200	Unipres Corp	28,628
37,200	UNY Co Ltd	226,527
5,100	USS Co Ltd	81,191
2,000	Wacoal Holdings Corp	24,418
16,500	West Japan Railway Co	1,042,093
900	Xebio Co Ltd	17,175
57,100	Yamada Denki Co Ltd	257,450
15,400	Yamaguchi Financial Group Inc	178,616
8,800	Yamaha Motor Co Ltd	214,836
23,600	Yokohama Rubber Co Ltd (The)	406,100

	Total Japan	150,523,178

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Mexico — 0.0%
12,600	Fomento Economico Mexicano SAB de CV	121,605
23,400	Grupo Aeroportuario del Centro Norte SAB de CV *	118,946
13,400	Grupo Aeroportuario del Pacifico SAB de CV – Class B	121,809
44,200	Grupo Bimbo SAB de CV *	122,749
74,400	Grupo Financiero Santander Mexico SAB de CV – Class B	144,956
46,800	Grupo Lala SAB de CV	112,326
25,800	Infraestructura Energetica Nova SAB de CV	113,031
51,400	Kimberly-Clark de Mexico SAB de CV – Class A	121,476
10,000	Promotora y Operadora de Infraestructura SAB de CV *	121,183
47,800	Wal-Mart de Mexico SAB de CV	127,038

	Total Mexico	1,225,119

	Netherlands — 0.4%
107,131	Aegon NV	653,392
6,400	Boskalis Westminster	284,591
4,633	Corbion NV	110,443
7,700	Heineken Holding NV	604,415
9,800	Heineken NV	868,878
331,710	ING Groep NV CVA GDR	4,560,117
209,588	Koninklijke Ahold NV	4,561,595
27,030	TomTom NV *	336,880
63,500	Unilever NV CVA	2,788,789
62,200	Wolters Kluwer NV	2,147,572

	Total Netherlands	16,916,672

	New Zealand — 0.0%
56,700	Chorus Ltd *	115,558
43,700	Fletcher Building Ltd	209,532
11,000	Kiwi Property Group Ltd (REIT)	10,014
7,500	Sky Network Television Ltd	22,441
157,711	Spark New Zealand Ltd	346,415

	Total New Zealand	703,960

	Norway — 0.1%
71,300	DNB ASA	937,168
24,300	Orkla ASA	197,099
71,685	Statoil ASA	1,103,539
66,100	Storebrand ASA *	243,521
90,462	Telenor ASA	1,572,496
32,163	Yara International ASA	1,487,379

	Total Norway	5,541,202

	Peru — 0.0%
4,400	Southern Copper Corp.	113,212

	Poland — 0.0%
5,043	KGHM Polska Miedz SA	90,142

	Russia — 0.0%
8,241	MMC Norilsk Nickel PJSC ADR	111,468

Shares	Description	Value ($)
	Singapore — 0.1%
60,500	Ascendas Real Estate Investment Trust	102,411
15,700	Ascott Residence Trust (REIT)	13,185
83,500	CapitaLand Commercial Trust (REIT)	77,423
7,400	CapitaLand Retail China Trust (REIT)	7,624
92,800	CapitaLand Ltd	198,491
52,900	DBS Group Holdings Ltd	617,973
4,800	Frasers Centrepoint Trust (REIT)	6,294
4,050,800	Golden Agri-Resources Ltd	1,031,816
16,100	Mapletree Greater China Commercial Trust (REIT)	10,486
10,200	Mapletree Industrial Trust (REIT)	10,952
26,300	Mapletree Logistics Trust (REIT)	18,732
37,300	Oversea-Chinese Banking Corp Ltd	229,017
11,500	Starhill Global (REIT)	6,145
39,800	Suntec Real Estate Investment Trust	43,242
6,600	UOL Group Ltd	28,539
255,400	Yangzijiang Shipbuilding Holdings Ltd	198,968

	Total Singapore	2,601,298

	South Africa — 0.1%
6,311	Anglo American Platinum Ltd *	87,569
14,198	AngloGold Ashanti Ltd *	90,302
2,874	Capitec Bank Holdings Ltd	119,256
24,424	Coronation Fund Managers Ltd	102,603
11,694	Foschini Group Ltd (The)	104,804
64,652	Growthpoint Properties Ltd (REIT)	107,777
114,631	Liberty Holdings Ltd	1,027,537
14,154	Mediclinic International Ltd	112,547
8,116	Mr Price Group Ltd	112,853
9,029	MTN Group Ltd	90,332
71,325	Nampak Ltd	124,957
42,481	Netcare Ltd	105,739
25,222	Pick n Pay Stores Ltd	113,933
6,654	PSG Group Ltd	124,147
33,218	Sappi Ltd *	143,674
5,239	Tiger Brands Ltd	120,623
18,990	Truworths International Ltd	124,007
11,390	Vodacom Group Ltd	114,897
16,487	Woolworths Holdings Ltd	116,289

	Total South Africa	3,043,846

	Spain — 0.4%
18,426	Enagas	548,583
42,507	Endesa SA	878,572
16,759	Gas Natural SDG SA	362,167
302,237	Iberdrola SA	2,114,892
17,943	Indra Sistemas SA *	183,955
190,500	Mapfre SA	522,009
9,100	Red Electrica Corp SA	779,900
91,020	Repsol SA	1,183,800
828,904	Telefonica SA	10,201,818

	Total Spain	16,775,696

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Sweden — 0.2%
400	Bilia AB – Class A	8,677
2,900	Fabege AB	46,196
1,000	Fastighets AB Balder – B Shares *	21,085
2,200	Hufvudstaden AB – A Shares	30,428
3,000	Industrivarden AB – C Shares	53,695
17,900	Investor AB – B Shares	681,830
2,600	Kungsleden AB	18,608
300	L E Lundbergforetagen AB – B Shares	16,014
201,900	Sandvik AB	2,088,170
38,800	Securitas AB – B Shares	591,495
44,262	Skanska AB – B Shares	879,619
15,195	Tele2 AB – B Shares	154,453
327,994	Telefonaktiebolaget LM Ericsson – B Shares	3,183,810
64,800	Volvo AB – B Shares	668,925
800	Wihlborgs Fastigheter AB	15,758

	Total Sweden	8,458,763

	Switzerland — 0.3%
100	Autoneum Holding AG *	19,473
3,800	Baloise Holding AG (Registered)	461,650
400	Helvetia Holding AG (Registered)	212,738
59,602	Nestle SA (Registered)	4,417,653
3,979	Swatch Group AG (The)	1,395,171
3,300	Swiss Life Holding AG (Registered) *	832,479
34,400	Swiss Re AG	3,278,071
700	Vontobel Holding AG (Registered)	31,462
14,400	Zurich Insurance Group AG *	3,790,003

	Total Switzerland	14,438,700

	Thailand — 0.0%
44,400	Bangkok Bank Pcl NVDR	207,519
47,000	Kasikornbank Pcl NVDR	224,393
18,600	Siam Cement Pcl NVDR	233,621
425,200	True Corp Pcl NVDR *	100,195

	Total Thailand	765,728

	Turkey — 0.0%
47,514	Akbank TAS	112,559
89,762	Eregli Demir ve Celik Fabrikalari TAS	115,452
10,440	Ford Otomotiv Sanayi AS	116,909
17,848	Koza Altin Isletmeleri AS	72,279
4,565	Tupras-Turkiye Petrol Rafineriler AS *	112,540
41,889	Turk Hava Yollari Anonim Ortakligi *	109,768
47,008	Turkiye Garanti Bankasi AS	117,568
71,063	Turkiye IS Bankasi – Class C	114,836
109,597	Turkiye Sise ve Cam Fabrikalari AS	110,673

	Total Turkey	982,584

	United Kingdom — 2.7%
59,200	Amlin Plc	587,806
310,523	AstraZeneca Plc	21,070,063

Shares	Description	Value ($)
	United Kingdom — continued
445,020	Balfour Beatty Plc *	1,718,651
3,079,413	BP Plc	17,797,253
135,700	British American Tobacco Plc	7,897,050
4,000	BT Group Plc	29,848
16,237	Bunzl Plc	469,372
76,800	Cairn Energy Plc *	165,907
94,600	Carillion Plc	448,905
593,709	Centrica Plc	1,947,950
23,759	Cobham Plc	108,515
92,068	Compass Group Plc	1,600,804
283,039	Debenhams Plc	356,196
664,314	FirstGroup Plc *	1,053,003
828,820	GlaxoSmithKline Plc	16,844,190
17,100	Halfords Group Plc	96,034
250,077	Home Retail Group Plc	387,082
96,214	Inchcape Plc	1,138,913
37,700	Intermediate Capital Group Plc	348,161
139,303	J Sainsbury Plc	532,291
369,130	Kingfisher Plc	1,962,779
249,052	Man Group Plc	611,294
27,698	Marks & Spencer Group Plc	209,441
8,900	Micro Focus International Plc	172,042
13,100	Mitie Group Plc	62,892
12,200	National Express Group Plc	58,995
61,325	Pearson Plc	763,336
44,038	Reckitt Benckiser Group Plc	4,129,253
444,779	Royal Dutch Shell Plc A Shares (London)	11,037,394
272,142	Royal Dutch Shell Plc B Shares (London)	6,770,170
93,900	Royal Mail Plc	686,704
55,700	Sage Group Plc (The)	491,452
2,013,030	Tesco Plc *	5,065,790
89,152	Thomas Cook Group Plc *	160,765
1,600	Unilever Plc	68,296
3,135,457	Vodafone Group Plc	10,551,885
280,139	WM Morrison Supermarkets Plc	641,946
97,900	WPP Plc	2,262,536

	Total United Kingdom	120,304,964

	United States — 14.9%
73,500	3M Co.	11,508,630
44,400	Abbott Laboratories	1,994,448
22,500	Accenture Plc – Class A	2,412,450
19,200	ACE Ltd	2,205,120
19,800	Aflac, Inc.	1,291,752
300	Allied World Assurance Co Holdings AG	10,896
23,800	Allstate Corp. (The)	1,493,688
20,800	Alphabet, Inc. – Class A *	15,867,280
84,600	Alphabet, Inc. – Class C *	62,823,960
148,000	Amazon.com, Inc. *	98,390,400
7,900	American Equity Investment Life Holding Co.	211,799
5,200	American Financial Group, Inc.	384,800
28,600	American International Group, Inc.	1,818,388

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
17,200	Amgen, Inc.	2,770,920
7,000	Anthem, Inc.	912,660
7,000	Apollo Education Group, Inc. *	49,420
121,500	Apple, Inc.	14,373,450
3,900	Arch Capital Group Ltd. *	282,633
5,800	Aspen Insurance Holdings Ltd.	293,016
5,300	Assurant, Inc.	453,256
13,500	Assured Guaranty Ltd.	356,940
4,100	Axis Capital Holdings Ltd.	229,600
14,800	Bed Bath & Beyond, Inc. *	806,896
20,900	BGC Partners, Inc. – Class A	189,876
40,400	Capital One Financial Corp.	3,171,804
3,400	Cash America International, Inc.	114,750
700	Cato Corp. (The) – Class A	27,496
289,100	Charles Schwab Corp. (The)	9,745,561
587,863	Charter Communications, Inc. – Class A *	110,142,012
500	Chemical Financial Corp.	18,425
154,600	Chevron Corp.	14,118,072
489,300	Cisco Systems, Inc.	13,333,425
131,000	Citigroup, Inc.	7,085,790
8,000	CNO Financial Group, Inc.	161,840
107,800	Coca-Cola Co. (The)	4,594,436
59,000	Comcast Corp. – Class A	3,590,740
68,300	ConocoPhillips	3,691,615
2,000	Cooper Tire & Rubber Co.	83,980
17,400	Costco Wholesale Corp.	2,808,708
200	Cracker Barrel Old Country Store, Inc.	25,184
500	Credit Acceptance Corp. *	100,210
56,300	CVS Health Corp.	5,297,267
44,000	Danaher Corp.	4,241,160
1,000	Dillard’s, Inc. – Class A	75,000
1,600	Dr Pepper Snapple Group, Inc.	143,600
700	Drew Industries, Inc.	42,301
239,400	EMC Corp.	6,066,396
3,300	Encore Capital Group, Inc. *	108,801
6,200	Endurance Specialty Holdings Ltd.	408,952
4,400	Everest Re Group Ltd.	811,536
61,200	Exxon Mobil Corp.	4,997,592
200	FBL Financial Group, Inc. – Class A	13,664
2,600	Federated Investors, Inc. – Class B	81,432
300	Fidelity & Guaranty Life	7,704
12,200	First American Financial Corp.	481,168
900	First Merchants Corp.	24,480
200	FLIR Systems, Inc.	6,112
2,400	Foot Locker, Inc.	156,000
100	Fossil Group, Inc. *	3,847
11,600	Franklin Resources, Inc.	486,272
26,700	Genworth Financial, Inc. – Class A *	134,835
3,800	Goldman Sachs Group, Inc. (The)	722,076
300	Greenlight Capital Re Ltd. – Class A *	6,183
3,700	Hanover Insurance Group, Inc. (The)	313,020
35,600	Hartford Financial Services Group, Inc. (The)	1,624,784

Shares	Description	Value ($)
	United States — continued
1,900	Helen of Troy Ltd. *	196,479
200	Herbalife Ltd. *	11,546
1,000	Hibbett Sports, Inc. *	32,810
61,200	Home Depot, Inc. (The)	8,193,456
13,800	Honeywell International, Inc.	1,434,510
1,000	Horace Mann Educators Corp.	34,930
1,400	Humana, Inc.	236,124
24,700	Huntington Bancshares, Inc.	288,743
100	IDEXX Laboratories, Inc. *	7,082
1,600	Illinois Tool Works, Inc.	150,368
36,400	International Business Machines Corp.	5,074,888
1,400	Interval Leisure Group, Inc.	21,868
7,800	Invesco Ltd.	262,782
13,900	Janus Capital Group, Inc.	219,481
141,870	Johnson & Johnson	14,362,919
3,300	Jones Lang LaSalle, Inc.	548,196
156,600	JPMorgan Chase & Co.	10,442,088
900	Kemper Corp.	36,999
2,900	Lear Corp.	365,110
155,900	Liberty Global Plc – Class A *	6,611,719
489,000	Liberty Global Plc – Series C *	20,049,000
24,800	Lincoln National Corp.	1,363,752
300	Linear Technology Corp.	13,716
15,400	Lowe’s Cos., Inc.	1,179,640
3,100	Macy’s, Inc.	121,148
2,500	Maiden Holdings Ltd.	38,525
19,700	MBIA, Inc. *	129,429
5,900	McDonald’s Corp.	673,544
104,400	Medtronic Plc	7,865,496
1,400	Mercury General Corp.	72,450
1,700	Meredith Corp.	79,305
295,800	Microsoft Corp	16,076,730
8,800	NASDAQ OMX Group, Inc. (The)	515,856
17,900	Navient Corp.	213,189
300	Navigators Group, Inc. *	25,878
700	Nelnet Inc – Class A	23,100
1,200	Net 1 UEPS Technologies, Inc. *	18,156
22,000	Nike, Inc. – Class B	2,910,160
3,200	Northwest Bancshares, Inc.	44,608
400	OneBeacon Insurance Group Ltd. – Class A	5,544
256,400	Oracle Corp.	9,991,908
59,000	PayPal Holdings, Inc. *	2,080,340
10,300	PDL BioPharma, Inc.	38,985
4,600	Penn National Gaming, Inc. *	73,370
7,800	PepsiCo, Inc.	781,248
56,700	Pfizer, Inc.	1,858,059
639,500	Philip Morris International, Inc.	55,885,905
32,100	PNC Financial Services Group, Inc. (The)	3,065,871
4,200	PRA Group, Inc. *	173,502
8,100	Principal Financial Group, Inc.	416,826
147,400	Procter & Gamble Co. (The)	11,031,416
41,700	Progressive Corp. (The)	1,285,194

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
1,000	Provident Financial Services, Inc.	20,880
161,019	Puma Biotechnology, Inc. *	12,124,731
165,400	Qualcomm, Inc.	8,069,866
2,800	RenaissanceRe Holdings Ltd.	310,128
1,900	Ross Stores, Inc.	98,819
800	S&T Bancorp, Inc.	27,136
1,200	Scholastic Corp.	51,264
4,700	SEI Investments Co.	255,633
1,900	Select Comfort Corp. *	44,878
1,200	Selective Insurance Group, Inc.	41,412
1,300	Snap-on, Inc.	223,808
2,000	Staples, Inc.	24,140
4,600	Starz – Class A *	162,288
300	State Auto Financial Corp.	6,963
18,500	T. Rowe Price Group, Inc.	1,408,775
7,400	Target Corp.	536,500
3,200	Texas Roadhouse, Inc.	112,000
1,500	Third Point Reinsurance Ltd. *	21,315
29,500	Travelers Cos., Inc. (The)	3,379,815
1,100	Trustmark Corp.	27,775
1,900	Tupperware Brands Corp.	107,863
120,300	Ubiquiti Networks, Inc. *	4,197,267
300	United States Cellular Corp. *	12,507
118,000	UnitedHealth Group, Inc.	13,299,780
2,600	Universal Insurance Holdings, Inc.	51,350
6,000	Unum Group	220,080
32,200	Valero Energy Corp.	2,313,892
7,700	Validus Holdings Ltd.	363,286
89,900	Verizon Communications, Inc.	4,085,955
6,400	W.R. Berkley Corp.	356,224
39,400	WABCO Holdings, Inc. *	4,234,712
96,800	Wal-Mart Stores, Inc.	5,695,712
300	WD-40 Co.	29,631
30,200	Wells Fargo & Co.	1,664,020
5,800	Werner Enterprises, Inc.	156,368
800	WesBanco, Inc.	27,136
17,000	XL Group Plc	649,060

	Total United States	671,247,425

	TOTAL COMMON STOCKS (COST $1,509,439,266)	1,550,462,940

	PREFERRED STOCKS — 0.2%

	Brazil — 0.0%
22,600	Banco Bradesco SA	122,904
23,800	Braskem SA – Class A	160,970
9,400	Cia Brasileira de Distribuicao	118,811
12,200	Companhia de Transmissao de Energia Eletrica Paulista	138,408
65,000	Companhia Energetica de Sao Paulo – Class B	225,706

Shares / Par Value ($)	Description	Value ($)
	Brazil — continued
14,400	Companhia Paranaense de Energia – Class B	106,607
62,800	Petroleo Brasileiro SA (Petrobras) *	123,908
12,800	Telefonica Brasil SA	122,185
159,900	Usinas Siderrurgicas de Minas Gerais SA – Class A	90,581
33,000	Vale SA	90,205

	Total Brazil	1,300,285

	Chile — 0.0%
7,082	Sociedad Quimica y Minera de Chile SA	119,794

	Germany — 0.2%
78,000	Porsche Automobil Holding SE	4,084,232
16,600	Volkswagen AG	2,300,872

	Total Germany	6,385,104

	TOTAL PREFERRED STOCKS (COST $7,123,540)	7,805,183

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%
828,886	Telefonica SA Rights, Expires 12/02/15 *	300,385

	TOTAL RIGHTS/WARRANTS (COST $304,468)	300,385

	DEBT OBLIGATIONS — 12.0%

	United States — 12.0%
	U.S. Government — 12.0%
52,466,561	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/24 (a)	50,321,466
133,340,485	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	128,545,027
74,122,264	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (a)	74,003,520
73,957,465	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	82,068,676
3,638,692	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	4,092,488
34,675,329	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	39,886,996
42,850,611	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (a)	50,228,972
67,346,564	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	81,149,983
23,595,534	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	32,600,251

	Total U.S. Government	542,897,379

	Total United States	542,897,379

	TOTAL DEBT OBLIGATIONS (COST $545,131,440)	542,897,379

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 53.3%

	United States — 53.3%
	Affiliated Issuers — 53.3%
9,612,357	GMO Debt Opportunities Fund, Class VI	239,155,430
26,653,301	GMO Emerging Country Debt Fund, Class IV	248,408,765
62,793,613	GMO Emerging Markets Fund, Class VI	529,978,090
8,139,238	GMO Special Opportunities Fund, Class VI	166,772,991
6,018,063	GMO Systematic Global Macro Opportunity Fund, Class III	199,197,900
40,680,267	GMO U.S. Treasury Fund	1,017,006,665

	TOTAL MUTUAL FUNDS (COST $2,476,666,145)	2,400,519,841

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.0%
982,066	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (b)	982,066

	U.S. Government — 0.1%
5,000,000	U.S. Treasury Bill, 0.32%, due 05/05/16 (c) (d)	4,993,150

	TOTAL SHORT-TERM INVESTMENTS (COST $5,976,368)	5,975,216

	TOTAL INVESTMENTS — 100.0% (Cost $4,544,641,227)	4,507,960,944
	Other Assets and Liabilities (net) — 0.00%	536,516

	TOTAL NET ASSETS — 100.0%	$4,508,497,460

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/11/2017	GS	CNH	1,361,086,483	USD	205,194,227	$2,605,561
09/11/2017	GS	USD	10,941,873	CNH	72,791,163	(107,393)

						$2,498,168

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
218	Mini MSCI EAFE	December 2015	$19,009,600	$270,247
528	Mini MSCI Emerging Markets	December 2015	21,648,000	(6,174)

			$40,657,600	$264,073

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Equity Options

Number of Contracts	Expiration Date	Description	Premiums	Value
417	12/18/2015	Valeant Pharmaceuticals International, Inc. Put, Strike 100.00	$574,257	$(500,400)

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Counterparty Abbreviations:

GS - Goldman Sachs International

Currency Abbreviations:

CNH - Chinese Yuan Renminbi Offshore

USD - United States Dollar

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
5,160,872	GMO Alpha Only Fund, Class IV	110,700,709
33,156,737	GMO Asset Allocation Bond Fund, Class VI	743,705,604
6,321,597	GMO Debt Opportunities Fund, Class VI	157,281,334
17,765,349	GMO Emerging Country Debt Fund, Class IV	165,573,057
54,803,900	GMO Emerging Markets Fund, Class VI	462,544,913
41,468,539	GMO International Equity Fund, Class IV	877,888,961
9,879,786	GMO Risk Premium Fund, Class VI	97,217,094
3,288,047	GMO Systematic Global Macro Opportunity Fund, Class III	108,834,361
37,192,906	GMO U.S. Equity Allocation Fund, Class VI	584,672,476
15,106,416	GMO U.S. Treasury Fund	377,660,394

	TOTAL MUTUAL FUNDS (COST $4,016,809,504)	3,686,078,903

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
48,237	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .28%, 0.48%, due 02/25/36 ¿	28,002
499,812	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.18%, due 11/23/52	500
195,699	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.53%, due 05/28/39	99,651
207,988	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.23%, due 02/28/40	162,668
20,569	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.55%, due 01/25/35 ¿	18,662
83,184	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.66%, due 10/25/30	71,712
16,981	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .60%, 0.80%, due 04/25/34 ¿	13,754
67,911	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.70%, due 10/25/34 ¿	64,108
1,867	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.66%, due 06/25/34 ¿	1,772
82,639	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.47%, due 02/25/30	77,524
33,418	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.48%, due 02/26/34	29,408

Par Value ($) / Shares	Description	Value ($)
	Asset-Backed Securities — continued
33,408	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .80%, 1.00%, due 08/25/34 ¿	32,239

	Total Asset-Backed Securities	600,000

	TOTAL DEBT OBLIGATIONS (COST $646,539)	600,000

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
500,879	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	500,879

	TOTAL SHORT-TERM INVESTMENTS (COST $500,879)	500,879

	TOTAL INVESTMENTS — 100.0% (Cost $4,017,956,922)	3,687,179,782
	Other Assets and Liabilities (net) — (0.0%)	(134,767)

	TOTAL NET ASSETS — 100.0%	$3,687,045,015

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDO - Collateralized Debt Obligation

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

¿	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
18,075,433	GMO Emerging Markets Fund, Class VI	152,556,658
35,992,353	GMO International Equity Fund, Class IV	761,958,123
41,688,817	GMO U.S. Equity Allocation Fund, Class VI	655,348,199

	TOTAL MUTUAL FUNDS (COST $1,691,768,376)	1,569,862,980

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
540,203	State Street Eurodollar Time Deposit, 0.01%, due 12/01/2015	540,203

	TOTAL SHORT-TERM INVESTMENTS (COST $540,203)	540,203

	TOTAL INVESTMENTS — 100.0% (Cost $1,692,308,579)	1,570,403,183
	Other Assets and Liabilities (net) — (0.0%)	(67,829)

	TOTAL NET ASSETS — 100.0%	$1,570,335,354

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
80,772,897	GMO Emerging Markets Fund, Class VI	681,723,251
64,310,233	GMO International Equity Fund, Class IV	1,361,447,634
72,501,879	GMO U.S. Equity Allocation Fund, Class VI	1,139,729,544

	TOTAL MUTUAL FUNDS (COST $3,683,356,216)	3,182,900,429

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
1,047,193	State Street Eurodollar Time Deposit, 0.01%, due 12/01/2015	1,047,193

	TOTAL SHORT-TERM INVESTMENTS (COST $1,047,193)	1,047,193

	TOTAL INVESTMENTS — 100.0% (Cost $3,684,403,409)	3,183,947,622
	Other Assets and Liabilities (net) — (0.0%)	(67,230)

	TOTAL NET ASSETS — 100.0%	$3,183,880,392

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 51.5%

	Australia — 0.3%
14,337	ASX Ltd	428,278
5,202	BT Investment Management Ltd	48,153
31,879	BWP Trust (REIT)	73,170
21,417	Charter Hall Group (REIT)	69,095
14,047	Charter Hall Retail (REIT)	41,251
16,882	CIMIC Group Ltd	305,062
73,538	Cromwell Property Group (REIT)	54,193
269,452	Dexus Property Group (REIT)	1,493,670
726,909	Fairfax Media Ltd	466,702
53,841	Genworth Mortgage Insurance Australia Ltd	98,688
376,342	Goodman Group (REIT)	1,657,850
650,352	GPT Group (The) (REIT)	2,167,970
29,673	Investa Office Fund (REIT)	82,614
53,482	IOOF Holdings Ltd	364,911
148,562	Lend Lease Group	1,363,359
72,260	Macquarie Group Ltd	4,241,503
1,149,591	Mirvac Group (REIT)	1,544,893
48,488	Nine Entertainment Co Holdings Ltd	58,100
4,507	Origin Energy Ltd	18,210
4,555	Premier Investments Ltd	45,625
1,110,882	Scentre Group (REIT)	3,202,098
22,771	Shopping Centres Australasia Property Group (REIT)	34,513
27,501	Star Entertainment Grp Ltd (The)	95,624
831,268	Stockland (REIT)	2,398,563
300,611	Suncorp-Metway Ltd	2,903,062
2,123,203	Telstra Corp Ltd	8,209,371
1,166,506	Vicinity Centres (REIT)	2,281,706
693,139	Westfield Corp (REIT)	4,791,463
167,666	Woodside Petroleum Ltd	3,645,515

	Total Australia	42,185,212

	Austria — 0.1%
182,238	OMV AG	5,192,658
101,025	Voestalpine AG	3,285,358

	Total Austria	8,478,016

	Belgium — 0.0%
69,869	Ageas	3,056,872
5,760	Melexis NV	289,735
140,907	Proximus SADP	4,649,348

	Total Belgium	7,995,955

	Brazil — 0.2%
18,200	Aes Tiete SA	62,028
3,151,200	Banco do Brasil SA	13,227,925
1,205,800	Centrais Eletricas Brasileiras SA *	1,801,908
156,600	Cia de Saneamento de Minas Gerais-COPASA	661,378

Shares	Description	Value ($)
	Brazil — continued
754,900	Companhia de Saneamento Basico do Estado de Sao Paulo	3,682,040
283,005	CPFL Energia SA	1,149,430
2,828	CPFL Energia SA ADR	23,020
545,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,040,132
378,367	Duratex SA	654,375
1,179,600	EDP-Energias do Brasil SA	3,613,408
73,510	Light SA	205,093
468,500	MRV Engenharia e Participacoes SA	998,296
372,200	Tim Participacoes SA	733,946
199,500	Tractebel Energia SA	1,721,607
550,900	Transmissora Alianca de Energia Eletrica SA	2,506,840

	Total Brazil	32,081,426

	Canada — 1.3%
7,700	Artis Real Estate Investment Trust	77,551
102,200	Bank of Montreal	5,901,114
900	Canadian Apartment Properties (REIT)	17,893
62,800	Canadian Imperial Bank of Commerce	4,715,702
2,500	Canadian Natural Resources Ltd	60,541
18,300	Canadian Tire Corp Ltd – Class A	1,714,550
58,800	CI Financial Corp	1,397,515
1,700	Cogeco Cable Inc	82,616
8,700	Corus Entertainment Inc – B Shares	68,274
74,900	Great-West Lifeco Inc	2,035,360
60,881	Husky Energy Inc	821,957
2,300	Imperial Oil Ltd	74,712
6,900	Industrial Alliance Insurance & Financial Services Inc	234,056
2,200	Laurentian Bank of Canada	89,453
8,900	Linamar Corp	502,231
524,200	Manulife Financial Corp	8,627,740
28,800	Metro Inc	829,419
53,600	National Bank of Canada	1,756,765
111,100	Power Corp of Canada	2,606,435
23,000	Power Financial Corp	584,020
193,800	Royal Bank of Canada	11,040,701
282,400	Sun Life Financial Inc	9,312,888
14,600	Toromont Industries Ltd	341,427
164,800	Toronto-Dominion Bank (The)	6,730,459
1,733,692	Valeant Pharmaceuticals International Inc *	155,962,932

	Total Canada	215,586,311

	Chile — 0.0%
156,210	Empresa Nacional de Telecom	1,426,770
11,398,996	Enersis SA	2,794,614

	Total Chile	4,221,384

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	China — 8.1%
4,274,000	Air China Ltd – Class H	3,454,162
4,563,500	Anhui Conch Cement Co Ltd – Class H	12,462,911
120,000	Anhui Expressway Co Ltd – Class H	100,979
648,000	ANTA Sports Products Ltd.	1,960,013
120,000	AVIC International Holdings Ltd – Class H	72,884
1,879,400	Baidu Inc Sponsored ADR *	409,652,818
5,187,000	BBMG Corp – Class H	3,403,324
1,512,000	Beijing Capital International Airport Co Ltd – Class H	1,678,557
14,713,000	Belle International Holdings Ltd	12,991,838
33,000	Boer Power Holdings Ltd.	64,470
3,380,500	BYD Electronic International Co Ltd *	1,976,527
168,000	China BlueChemical Ltd – Class H	45,638
20,090,000	China Communications Construction Co Ltd – Class H	23,108,834
10,600,000	China Communications Services Corp Ltd – Class H	4,110,091
2,908,000	China Everbright Ltd	6,709,441
294,000	China High Speed Transmission Equipment Group Co Ltd – Class H *	248,047
1,277,000	China Machinery Engineering Corp – Class H	978,557
1,074,000	China Merchants Holdings International Co Ltd	3,518,602
8,942,500	China Mobile Ltd	102,542,343
23,444,000	China National Building Material Co Ltd – Class H	12,584,546
54,916,000	China Petroleum & Chemical Corp – Class H	33,598,730
5,406,000	China Power International Development Ltd	2,873,407
10,536,500	China Railway Construction Corp Ltd – Class H	13,990,245
12,604,000	China Railway Group Ltd – Class H	10,563,239
1,734,395	China Resources Beer Holdings Co Ltd	3,380,511
4,226,000	China Resources Cement Holdings Ltd.	1,364,095
5,138,963	China Resources Power Holdings Co Ltd	9,664,071
4,824,000	China Shanshui Cement Group Ltd * (a)	—
8,785,000	China Shenhua Energy Co Ltd – Class H	13,750,400
118,000	China Shineway Pharmaceutical Group Ltd.	153,437
6,900,000	China Southern Airlines Co Ltd – Class H	5,057,228
41,280,000	China Telecom Corp Ltd – Class H	20,212,024
4,516,000	China Travel International Investment Hong Kong Ltd	1,862,844
2,317,000	China ZhengTong Auto Services Holdings Ltd.	943,265
39,137,000	CNOOC Ltd	43,242,250
4,328,000	COSCO Pacific Ltd (a)	5,157,806
13,478,000	Datang International Power Generation Co Ltd – Class H	4,405,997
3,869,000	Digital China Holdings Ltd	4,423,526

Shares	Description	Value ($)
	China — continued
9,040,000	Dongfeng Motor Group Co Ltd – Class H	12,348,413
2,422,000	Far East Horizon Ltd	2,102,041
6,705,000	Fosun International Ltd	11,940,724
225,000	Fufeng Group Ltd.	107,847
13,535,000	Geely Automobile Holdings Ltd	7,058,656
27,962,000	GOME Electrical Appliances Holding Ltd	4,836,175
3,840,000	Great Wall Motor Co Ltd – Class H	4,738,647
6,186,000	Guangdong Investment Ltd	8,394,350
916,000	Haitian International Holdings Ltd.	1,416,511
582,000	Hopewell Highway Infrastructure Ltd.	278,726
10,065,000	Huabao International Holdings Ltd *	3,190,548
6,340,000	Huadian Power International Corp Ltd – Class H	3,999,236
13,204,000	Huaneng Power International Inc – Class H	11,486,474
10,902,600	JD.com Inc ADR *	334,491,768
3,986,000	Jiangsu Expressway Co Ltd	5,251,121
1,689,500	Kingboard Chemical Holdings Ltd.	2,437,600
87,000	Kingboard Laminates Holdings Ltd.	36,688
2,246,000	Kunlun Energy Co Ltd	1,968,637
3,392,000	Lee & Man Paper Manufacturing Ltd.	1,948,970
460,000	Minth Group Ltd.	925,499
428,000	MMG Ltd *	88,938
16,196,000	People’s Insurance Co Group of China Ltd (The) – Class H	8,352,323
6,680,000	PetroChina Co Ltd – Class H	4,733,128
10,060,000	PICC Property & Casualty Co Ltd – Class H	21,760,593
2,125,000	Poly Property Group Co Ltd	665,175
1,563,000	Shanghai Industrial Holdings Ltd	4,115,785
208,000	Shanghai Jin Jiang International Hotels Group Co Ltd – Class H	79,307
1,096,100	Shanghai Pharmaceuticals Holding Co Ltd – Class H	2,389,993
710,000	Shenzhen Expressway Co Ltd – Class H	586,827
3,273,500	Shenzhen International Holdings Ltd	5,378,744
464,000	Sichuan Expressway Co Ltd – Class H	156,807
1,672,000	Sinofert Holdings Ltd.	258,672
5,341,000	Sinopec Engineering Group Co Ltd – Class H	4,119,820
66,000	Sinotruk Hong Kong Ltd	25,944
8,761,532	Skyworth Digital Holdings Ltd	5,727,118
346,000	TCC International Holdings Ltd.	63,796
202,000	TCL Communication Technology Holdings Ltd.	149,610
204,000	Tianjin Development Holdings Ltd	132,976
180,000	Tianjin Port Development Holdings Ltd.	27,667
1,450,000	Tongda Group Holdings Ltd.	263,142
757,000	TravelSky Technology Ltd – Class H	1,277,864
378,000	Wasion Group Holdings Ltd.	430,458
2,464,000	Weichai Power Co Ltd – Class H	2,527,248
1,588,000	West China Cement Ltd	317,365

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	China — continued
117,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	107,938
857,000	XTEP International Holdings Ltd.	511,727
323,000	Yingde Gases Group Co. Ltd.	135,227
1,221,700	Youku Tudou, Inc. *	32,827,079
2,172,000	Yuexiu Property Co Ltd	359,436
4,128,000	Zhejiang Expressway Co Ltd – Class H	5,024,013
565,500	Zhuzhou CSR Times Electric Co Ltd – Class H	3,743,929
17,826,000	Zijin Mining Group Co Ltd – Class H	4,516,986

	Total China	1,306,121,923

	Colombia — 0.0%
4,529,526	Ecopetrol SA	1,879,740

	Czech Republic — 0.1%
710,782	CEZ AS	12,909,031

	Denmark — 0.1%
4,681	AP Moeller – Maersk A/S – Class B	7,125,116
67,546	Carlsberg A/S	5,727,994
505,928	TDC A/S	2,652,873
7,420	Tryg A/S	144,447

	Total Denmark	15,650,430

	Finland — 0.0%
139,463	Fortum Oyj	2,033,828
8,942	Sponda Oyj	36,243
135,947	UPM – Kymmene Oyj	2,590,788

	Total Finland	4,660,859

	France — 1.9%
1,075,010	AXA SA	29,047,590
106,275	BNP Paribas SA	6,291,991
59,597	Casino Guichard-Perrachon SA	3,404,823
52,782	Christian Dior SE	9,646,747
10,492	CNP Assurances	146,040
95,099	Compagnie Generale des Etablissements Michelin	9,524,151
1,119,585	Engie	19,492,222
1,906,537	Orange SA	32,915,700
695,814	Renault SA	70,090,487
151,312	Rexel SA	2,070,647
51,873	SCOR SE	2,032,603
59,854	Societe Generale SA	2,853,343
1,736,230	Total SA	85,975,327
1,221,710	Vivendi SA	25,662,718

	Total France	299,154,389

	Germany — 1.3%
198,112	Allianz SE (Registered)	35,004,522
28,656	Axel Springer SE	1,597,104

Shares	Description	Value ($)
	Germany — continued
883,415	BASF SE	72,913,128
94,734	Bayerische Motoren Werke AG	10,317,106
33,031	Bilfinger SE	1,559,654
580,384	Daimler AG (Registered)	51,807,237
775,280	Deutsche Telekom AG (Registered)	14,289,021
218,614	Dialog Semiconductor Plc *	8,142,688
41,251	Hannover Rueck SE	4,820,759
184,932	K+S AG (Registered)	5,251,375
57,402	Metro AG	1,909,630
17,077	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,433,901
50,014	ProSiebenSat.1 Media SE	2,620,964
18,403	Volkswagen AG	2,739,609

	Total Germany	216,406,698

	Greece — 0.0%
40,846	Hellenic Telecommunications Organization SA	394,733
186,389	OPAP SA	1,258,366

	Total Greece	1,653,099

	Hong Kong — 0.2%
14,400	Bank of East Asia Ltd (The)	52,243
2,144,500	BOC Hong Kong Holdings Ltd	6,628,322
66,000	Champion (REIT)	33,747
56,800	Dah Sing Banking Group Ltd	111,092
6,000	Dah Sing Financial Holdings Ltd	31,120
196,300	Hang Seng Bank Ltd	3,557,042
115,000	Henderson Land Development Co Ltd	709,293
181,600	Hongkong Land Holdings Ltd.	1,268,362
44,000	Hysan Development Co Ltd	185,558
180,000	Kerry Properties Ltd.	510,151
571,500	Link (REIT)	3,490,076
38,000	Luk Fook Holdings International Ltd.	86,655
31,600	Man Wah Holdings Ltd.	37,015
61,000	Pacific Textiles Holdings Ltd.	95,468
159,000	Power Assets Holdings Ltd	1,415,704
138,000	Sino Land Co Ltd	202,851
643,000	SJM Holdings Ltd	472,147
41,500	SmarTone Telecommunications Holdings Ltd.	61,438
694,000	Sun Hung Kai Properties Ltd	8,600,291
362,000	Swire Pacific Ltd – Class A	3,981,375
22,600	Swire Properties Ltd	65,294
19,000	Television Broadcasts Ltd	76,790
46,000	Texwinca Holdings Ltd.	47,001
253,000	Value Partners Group Ltd.	298,196
664,000	Wharf Holdings Ltd (The)	3,780,903
332,000	Xinyi Glass Holdings Ltd.	177,203
64,500	Yue Yuen Industrial Holdings	231,855

	Total Hong Kong	36,207,192

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Hungary — 0.1%
1,581,677	Magyar Telekom Telecommunications Plc *	2,160,035
69,490	MOL Hungarian Oil and Gas Plc	3,186,210
210,689	OTP Bank Plc	4,340,456

	Total Hungary	9,686,701

	India — 0.3%
247,089	Bharat Heavy Electricals Ltd	650,274
1,528,216	Cairn India Ltd	3,093,022
950,502	Coal India Ltd	4,725,773
670,353	GAIL India Ltd	3,654,464
1,071	Infosys Ltd	17,396
819,400	Infosys Ltd Sponsored ADR	13,667,592
1,215,495	Jindal Steel & Power Ltd *	1,657,679
2,641,064	NTPC Ltd	5,183,813
1,482,777	Oil & Natural Gas Corp Ltd	5,219,269
215,514	Reliance Infrastructure Ltd	1,461,769
27,399	Tata Motors Ltd *	174,011
147,518	Tata Motors Ltd Sponsored ADR *	4,657,143
654	Tata Motors Ltd – Class A *	2,902

	Total India	44,165,107

	Indonesia — 0.2%
25,018,500	Adaro Energy Tbk PT	993,180
15,968,300	Astra International Tbk PT	6,821,370
741,900	Indo Tambangraya Megah Tbk PT	362,390
2,158,900	Perusahaan Gas Negara Persero Tbk PT	413,590
72,636,900	Telekomunikasi Indonesia Persero Tbk PT	15,408,411
1,689,900	United Tractors Tbk PT	1,985,847

	Total Indonesia	25,984,788

	Israel — 0.0%
175,066	Bank Hapoalim BM	904,625
27,100	Check Point Software Technologies Ltd *	2,365,559
55,473	Israel Discount Bank Ltd – Class A *	102,191
3,817	Mizrahi Tefahot Bank Ltd	45,137

	Total Israel	3,417,512

	Italy — 0.4%
4,574,947	Enel SPA	20,150,369
1,907,797	ENI SPA	31,027,334
93,927	Hera SPA	238,056
83,491	Mediolanum SPA	686,827
9,844	Societa Cattolica di Assicurazioni SCRL	76,794
2,618,662	Telecom Italia SPA *	3,382,569
5,729,026	Telecom Italia SPA-Di RISP	6,591,076

	Total Italy	62,153,025

Shares	Description	Value ($)
	Japan — 3.4%
23,000	77 Bank Ltd (The)	117,500
2,300	Adastria Co Ltd	135,417
174,600	Aeon Co Ltd	2,709,922
123,300	Aisin Seiki Co Ltd	4,939,916
15,300	Alpine Electronics Inc	214,944
5,300	AOKI Holdings Inc	69,175
18,200	Aoyama Trading Co Ltd	675,853
444,000	Asahi Kasei Corp	3,035,535
4,700	Autobacs Seven Co Ltd	85,014
140,000	Bank of Yokohama Ltd (The)	823,952
114,300	Bridgestone Corp	4,071,244
31,000	Calsonic Kansei Corp	269,502
183,822	Canon Inc	5,554,915
6,800	Canon Marketing Japan Inc	107,420
22,100	Central Japan Railway Co	3,949,235
2,700	Century Tokyo Leasing Corp	92,948
80,000	Chiba Bank Ltd (The)	551,524
159,900	Daihatsu Motor Co Ltd	2,074,710
6,600	Daiichi Sanyko Co Ltd	135,960
1,400	Daiichikosho Co Ltd	45,870
33,000	Daikyo Inc	54,148
9,000	Daishi Bank Ltd (The)	39,981
9,900	Daito Trust Construction Co Ltd	1,028,730
52,800	Daiwa House Industry Co Ltd	1,472,449
22,000	DCM Holdings Co Ltd	150,973
155,000	Denka Co Ltd	684,568
2,200	Exedy Corp	52,880
111,800	Fuji Heavy Industries Ltd	4,626,024
218,722	FujiFilm Holdings Corp	8,846,292
3,000	Fujitsu General Ltd	39,791
100,000	Fukuoka Financial Group Inc	485,030
700	Fuyo General Lease Co Ltd	33,773
22,000	Hachijuni Bank Ltd (The)	133,096
61,400	Haseko Corp	686,638
28,000	Hiroshima Bank Ltd (The)	159,248
11,000	Hitachi Capital Corp	307,885
5,000	Hokkoku Bank Ltd (The)	16,573
276,227	Honda Motor Co Ltd	9,017,738
5,000	Hyakugo Bank Ltd (The)	24,497
1,400	IBJ Leasing Co Ltd	30,908
10,700	Idemitsu Kosan Co Ltd	177,174
845,092	Inpex Corp	8,387,842
97,900	Isuzu Motors Ltd	1,101,051
92,837	IT Holdings Corp	2,247,171
2,716,900	Itochu Corp	33,096,715
14,600	Iyo Bank Ltd (The)	145,537
11,500	Jafco Co Ltd	456,858
79,900	Japan Airlines Co Ltd	2,730,140
10,000	Juroku Bank Ltd (The)	40,052
98,680	K’s Holdings Corp	3,600,363
60,000	Kaneka Corp	591,413
585,500	KDDI Corp	14,523,081
9,800	Keihin Corp	160,381

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
5,000	Keiyo Bank Ltd (The)	23,917
1,600	Kiyo Bank Ltd (The)	24,123
2,410,800	Marubeni Corp	13,341,102
165,104	Medipal Holdings Corp	2,891,582
9,400	Mitsuba Corp	163,263
1,467,169	Mitsubishi Corp	24,681,898
4,990,200	Mitsubishi UFJ Financial Group Inc	32,062,887
429,000	Mitsubishi Electric Corp	4,747,646
1,489,074	Mitsui & Co Ltd	18,256,720
6,651,400	Mizuho Financial Group Inc	13,430,942
44,600	MS&AD Insurance Group Holdings Inc	1,258,265
1,100	Musashino Bank Ltd (The)	41,014
19,300	NHK Spring Co Ltd	198,411
4,900	Nifco Inc	208,541
15,000	Nippon Corp	254,439
1,000	Nippon Seiki Co Ltd	20,110
1,175,400	Nippon Telegraph & Telephone Corp	43,629,426
4,700	Nippon Television Holdings Inc	86,629
91,000	Nishi-Nippon City Bank Ltd (The)	240,972
12,681,464	Nissan Motor Co Ltd	135,451,275
22,700	NOK Corp	612,074
27,600	Nomura Real Estate Holdings Inc	540,486
1,284,929	NTT Docomo, Inc.	24,301,552
7,000	Ogaki Kyoritsu Bank Ltd (The)	28,823
4,000	Okasan Securities Group Inc	24,239
8,000	Onward Holdings Co Ltd	49,713
6,500	Open House Co Ltd	136,699
300,900	Orient Corp *	581,695
305,400	ORIX Corp	4,409,236
696,000	Osaka Gas Co Ltd	2,583,837
259,500	Otsuka Holdings Co Ltd	8,599,966
6,000	PanaHome Corp	44,896
800	Relo Holdings Inc	86,667
282,900	Resona Holdings Inc	1,380,807
900	Ricoh Leasing Co Ltd	27,211
5,400	Saizeriya Co Ltd	128,087
7,000	San-In Godo Bank Ltd (The)	56,586
1,700	Sangetsu Co Ltd	32,611
171,000	Sekisui Chemical Co Ltd	2,039,749
121,700	Sekisui House Ltd	2,059,173
30,300	Shimamura Co Ltd	3,696,979
42,000	Shizuoka Bank Ltd (The)	410,410
13,900	SKY Perfect JSAT Holdings Inc	70,352
2,291,200	Sojitz Corp	5,028,765
257,000	Sumitomo Chemical Co Ltd	1,473,479
1,266,000	Sumitomo Corp	13,433,519
41,800	Sumitomo Forestry Co Ltd	562,872
606,500	Sumitomo Mitsui Financial Group Inc	23,149,464
567,000	Sumitomo Mitsui Trust Holdings Inc	2,164,312
800	Sumitomo Real Estate Sales Co Ltd	18,939
123,300	Sumitomo Rubber Industries Ltd	1,666,428
61,900	Suzuken Co Ltd	2,412,146

Shares	Description	Value ($)
	Japan — continued
85,600	T&D Holdings Inc	1,200,126
3,300	T-Gaia Corp	40,095
41,000	Takashimaya Co Ltd	373,979
22,400	Tokai Rika Co Ltd	517,450
24,100	Tokai Tokyo Financial Holdings Inc	145,482
500	Token Corp	39,307
68,200	Tokio Marine Holdings Inc	2,515,500
3,300	Tokyo Broadcasting System Holdings Inc	49,719
29,000	Tokyo Gas Co Ltd	138,579
2,000	Topre Corp	44,249
287,000	Tosoh Corp	1,609,429
17,500	Toyo Tire & Rubber Co Ltd	378,770
8,100	Toyoda Gosei Co Ltd	192,590
3,600	Toyota Boshoku Corp	77,424
224,200	Toyota Tsusho Corp	5,257,505
105,200	Toyota Motor Corp	6,547,239
1,600	TPR Co Ltd	43,587
17,900	TS Tech Co Ltd	502,297
45,000	Tsubakimoto Chain Co	350,713
2,100	Unipres Corp	50,099
306,000	UNY Co Ltd	1,863,364
5,000	Wacoal Holdings Corp	61,045
2,100	Xebio Co Ltd	40,074
847,967	Yamada Denki Co Ltd	3,823,275
56,000	Yamaguchi Financial Group Inc	649,514
20,900	Yokohama Rubber Co Ltd (The)	359,640

	Total Japan	544,505,541

	Malaysia — 0.0%
1,033,800	Petronas Chemicals Group Bhd	1,633,661

	Mexico — 0.2%
30,963,300	America Movil SAB de CV – Class L	25,158,002
5,000	America Movil SAB de CV – Class L Sponsored ADR	80,950
207,100	Bolsa Mexicana de Valores SAB de CV	298,565
32,900	Controladora Comercial Mexicana SAB de CV	103,830
379,400	Gentera SAB de CV	745,607
287,400	Gruma SAB de CV – Class B	4,182,129
93,180	Grupo Aeroportuario del Sureste SAB de CV – Class B	1,410,213
7,900	Grupo Financiero Interacciones SA de CV	49,097
11,000	Grupo Herdez SAB de CV	29,772
507,200	OHL Mexico SAB de CV *	607,909
43,300	Prologis Property Mexico SA de CV *	70,494

	Total Mexico	32,736,568

	Netherlands — 0.6%
59,103	Heineken Holding NV	4,639,314
808,994	Koninklijke Ahold NV	17,607,417

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
1,060,254	NN Group NV	36,196,504
830,014	PostNL NV *	2,770,520
2,694,946	TNT Express NV	21,944,310
24,348	TomTom NV *	303,454
71,234	Unilever NV CVA	3,128,450
217,709	Wolters Kluwer NV	7,516,813

	Total Netherlands	94,106,782

	New Zealand — 0.0%
107,155	Sky Network Television Ltd	320,614

	Norway — 0.2%
238,997	Orkla ASA	1,938,519
935,617	Statoil ASA	14,403,145
243,889	Storebrand ASA *	898,519
456,851	Telenor ASA	7,941,414
218,484	Yara International ASA	10,103,803

	Total Norway	35,285,400

	Philippines — 0.0%
786,000	Filinvest Land Inc	29,655
70,475	Philippine Long Distance Telephone Co	3,063,401

	Total Philippines	3,093,056

	Poland — 0.2%
138,075	Asseco Poland SA	1,958,710
451,488	KGHM Polska Miedz SA	8,070,211
1,623,602	Orange Polska SA	2,718,822
2,648,999	PGE SA	8,681,649
808,182	Polski Koncern Naftowy Orlen SA	13,574,702
2,512,725	Tauron Polska Energia SA	1,764,716

	Total Poland	36,768,810

	Portugal — 0.0%
21,644	CTT – Correios de Portugal SA	200,148
811,930	EDP – Energias de Portugal SA	2,705,026

	Total Portugal	2,905,174

	Russia — 1.5%
26,589,742	Gazprom PAO Sponsored ADR	109,667,450
4,459,457	Inter RAO UES PJSC	77,919
2,427,424	Lukoil PJSC Sponsored ADR	93,385,827
3,250,806	Rosneft OJSC GDR (Registered Shares)	13,044,662
500,283,311	RusHydro JSC	4,517,166
70,061	Severstal PAO	755,253
2,160,045	Surgutneftegas OJSC – Class S	1,102,689
19,744	Surgutneftegas Sponsored ADR	98,526
30,816	Tatneft PAO	146,712
563,747	Tatneft PAO Sponsored ADR	16,579,637

	Total Russia	239,375,841

Shares	Description	Value ($)
	Singapore — 0.1%
203,200	Ascendas Real Estate Investment Trust	343,965
626,200	CapitaLand Commercial Trust (REIT)	580,626
669,300	CapitaLand Mall Trust (REIT)	902,087
506,700	DBS Group Holdings Ltd	5,919,226
40,600	Mapletree Greater China Commercial Trust (REIT)	26,443
25,000	Mapletree Industrial Trust (REIT)	26,842
69,500	Mapletree Logistics Trust (REIT)	49,502
96,500	SATS Ltd	270,037
73,600	Suntec Real Estate Investment Trust	79,965
18,800	UOL Group Ltd	81,293

	Total Singapore	8,279,986

	South Africa — 0.9%
4,810	AECI Ltd	30,477
2,691,606	African Bank Investments Ltd * (a)	186
248,389	AVI Ltd	1,413,223
409,203	Barclays Africa Group Ltd	4,491,640
220,987	Barloworld Ltd	1,165,750
536,740	Bidvest Group Ltd (The)	12,494,560
136,410	Clicks Group Ltd	915,227
152,861	DataTec Ltd	532,329
3,261	Distell Group Ltd	40,197
4,671,789	FirstRand Ltd	15,183,757
252,655	Foschini Group Ltd (The)	2,264,340
1,911,070	Gold Fields Ltd	4,876,543
116,606	Hyprop Investments Ltd (REIT)	970,134
488,693	Imperial Holdings Ltd	5,125,966
11,466	JSE Ltd	103,375
265,041	Kumba Iron Ore Ltd	824,270
87,982	Liberty Holdings Ltd	788,659
1,393,440	MMI Holdings Ltd	2,277,987
42,109	Mondi Ltd	956,939
2,318,500	MTN Group Ltd	23,195,904
262,853	Nedbank Group Ltd	3,831,505
601,702	Netcare Ltd	1,497,689
342,959	Rand Merchant Insurance Holdings Ltd	1,000,117
2,763,736	Redefine Properties Ltd (REIT)	2,015,107
137,886	Resilient REIT Ltd	1,187,521
537,552	RMB Holdings Ltd	2,270,543
1,786,186	Sanlam Ltd	7,597,896
506,372	Sasol Ltd	14,087,480
2,387,919	Sibanye Gold Ltd	3,158,744
113,032	SPAR Group Ltd (The)	1,417,998
1,171,274	Standard Bank Group Ltd	10,503,717
19,752	Super Group Ltd *	50,838
769,439	Telkom SA SOC Ltd	3,285,975
228,680	Tiger Brands Ltd	5,265,132
1,013,423	Truworths International Ltd	6,617,755
43,317	Tsogo Sun Holdings Ltd	68,846
928,819	Vodacom Group Ltd	9,369,502

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
27,890	Vukile Property Fund Ltd (REIT)	35,342
80,979	Wilson Bayly Holmes-Ovcon Ltd	671,596

	Total South Africa	151,584,766

	South Korea — 2.9%
46,196	CJ E & M Corp *	3,365,356
73,155	Daelim Industrial Co Ltd	4,549,679
69,441	Dongbu Insurance Co Ltd	3,721,394
111,000	GS Holdings	4,833,785
99,274	Hana Financial Group Inc	2,183,385
169,373	Hankook Tire Co Ltd	6,744,155
150,477	Hanwha Corp	4,719,500
40,542	Hyundai Department Store Co Ltd	4,422,964
61,711	Hyundai Engineering & Construction	1,698,820
66,962	Hyundai Heavy Industries Co Ltd *	5,230,948
251,580	Hyundai Mobis Co Ltd	54,140,388
483,747	Hyundai Motor Co	61,515,002
101,311	Hyundai Steel Co	4,435,354
28,669	Hyundai Wia Corp	2,989,751
179,181	KB Financial Group Inc	5,450,727
1,267,558	Kia Motors Corp	57,406,315
6,949	Korea Zinc Co Ltd	2,732,536
179,986	KT&G Corp	16,621,881
25,312	LF Corp	632,313
31,411	LG Chem Ltd	8,603,969
593,601	LG Display Co Ltd	13,076,168
119,498	LG International Corp	3,750,201
1,463	Lotte Chemical Corp	302,877
44,458	Lotte Shopping Co Ltd	9,017,386
90,090	POSCO	13,171,499
10,434	S-Oil Corp	667,821
129,171	Samsung Electronics Co Ltd	142,984,811
177	Samsung Electronics Co Ltd GDR (Registered)	98,396
13,523	Shinsegae Co Ltd	2,918,125
5,633	SK Holdings Co Ltd	1,312,223
159,611	SK Innovation Co Ltd *	17,547,528
21,929	SK Telecom Co Ltd	4,423,294
1,000	SK Telecom Co Ltd ADR	22,280
49,140	Sungwoo Hitech Co Ltd	349,472
258,781	Woori Bank	2,118,157

	Total South Korea	467,758,460

	Spain — 0.5%
1,039,324	Abengoa Yield Plc	15,049,412
135,550	Endesa SA	2,801,666
62,361	Gas Natural SDG SA	1,347,639
1,153,959	Iberdrola SA	8,074,783
111,591	International Consolidated Airlines Group SA *	949,159
43,206	Mapfre SA	118,393
242,304	Repsol SA	3,151,389

Shares	Description	Value ($)
	Spain — continued
3,568,552	Telefonica SA	43,920,306

	Total Spain	75,412,747

	Sweden — 0.1%
2,843	Fabege AB	45,288
2,270	Fastighets AB Balder – B Shares *	47,863
47,625	Industrivarden AB – C Shares	852,401
6,464	Kungsleden AB	46,261
670	L E Lundbergforetagen AB – B Shares	35,765
145,885	Skanska AB – B Shares	2,899,175
92,163	Tele2 AB – B Shares	936,815
469,927	Telefonaktiebolaget LM Ericsson – B Shares	4,561,541
1,922,567	TeliaSonera AB	9,448,788
1,916	Wihlborgs Fastigheter AB	37,740

	Total Sweden	18,911,637

	Switzerland — 0.2%
592	Helvetia Holding AG (Registered)	314,852
12,106	Swiss Life Holding AG (Registered) *	3,053,938
186,827	Swiss Re AG	17,803,261
2,265	Swisscom AG (Registered)	1,115,377
1,954	Vontobel Holding AG (Registered)	87,825
55,476	Zurich Insurance Group AG *	14,600,988

	Total Switzerland	36,976,241

	Taiwan — 2.3%
4,273,390	Acer Inc *	1,586,249
13,139,000	Advanced Semiconductor Engineering Inc	13,954,866
2,465,000	Asustek Computer Inc	20,406,870
17,811,000	AU Optronics Corp	4,778,781
1,558,000	Chipbond Technology Corp	2,213,842
325,371	Chong Hong Construction Co Ltd	450,268
3,464,470	Chunghwa Telecom Co Ltd	10,586,545
13,395,000	Compal Electronics Inc	7,419,948
275,000	Coretronic Corp	243,669
6,900,079	E.Sun Financial Holding Co Ltd	4,151,722
4,497,980	Far Eastern New Century Corp	3,642,535
1,537,000	Far EasTone Telecommunications Co Ltd	3,233,204
3,217,507	Foxconn Technology Co Ltd	7,190,686
1,851,850	Highwealth Construction Corp	2,267,244
42,527,876	Hon Hai Precision Industry Co Ltd	109,463,892
23,965,000	Innolux Corp	7,345,252
7,318,000	Inventec Corp	4,252,107
6,906,676	Lite-On Technology Corp	7,081,273
1,272,000	Novatek Microelectronics Corp Ltd	4,608,589
8,835,000	Pegatron Corp	23,260,321
518,000	Phison Electronics Corp	3,946,797
6,014,000	Pou Chen Corp	8,008,769
2,695,808	Powertech Technology Inc	5,817,610

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
4,703,000	Quanta Computer Inc	7,347,804
1,349,020	Radiant Opto-Electronics Corp	3,521,144
1,237,330	Realtek Semiconductor Corp	2,551,182
5,057,000	Siliconware Precision Industries Co	6,694,476
679,000	Simplo Technology Co Ltd	2,326,789
2,642,000	Synnex Technology International Corp	2,554,603
4,662,000	Taiwan Cement Corp	4,205,830
3,163,100	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	71,992,156
20,000	TPK Holding Co Ltd	56,712
977,000	Tripod Technology Corp	1,686,761
28,843,000	United Microelectronics Corp	10,439,492
10,749,742	Wistron Corp	5,614,632
3,545,000	WPG Holdings Co Ltd	3,427,193

	Total Taiwan	378,329,813

	Thailand — 0.3%
2,362,400	Bangkok Bank Pcl NVDR	11,041,499
2,786,500	Banpu Pcl (Foreign Registered)	1,502,764
6,470,400	Krung Thai Bank Pcl (Foreign Registered)	3,067,179
1,550,000	PTT Exploration & Production Pcl (Foreign Registered)	2,827,233
1,849,000	PTT Global Chemical PCL (Foreign Registered)	2,720,556
1,931,200	PTT Pcl (Foreign Registered)	13,773,887
1,180,200	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	1,711,377
178,500	Siam Cement Pcl (The) (Foreign Registered)	2,242,006
1,612,500	Thai Oil Pcl (Foreign Registered)	2,636,624
1,352,500	Thanachart Capital Pcl (Foreign Registered)	1,330,623

	Total Thailand	42,853,748

	Turkey — 0.3%
681,630	Arcelik AS	3,684,633
904,076	Asya Katilim Bankasi AS *	207,530
3,326,414	Eregli Demir ve Celik Fabrikalari TAS	4,278,440
287,022	Gubre Fabrikalari TAS	652,624
2,059,898	KOC Holding AS	8,446,916
443,922	Koza Altin Isletmeleri AS	1,797,750
165,262	Tupras-Turkiye Petrol Rafineriler AS *	4,074,163
2,195,068	Turk Telekomunikasyon AS	4,514,711
2,406,516	Turkcell Iletisim Hizmetleri AS	9,144,844
1,200	Turkcell Iletisim Hizmetleri AS ADR	11,424
8,418,148	Turkiye IS Bankasi – Class C	13,603,519
2,419,907	Turkiye Sise ve Cam Fabrikalari AS	2,443,668

	Total Turkey	52,860,222

Shares	Description	Value ($)
	United Kingdom — 3.9%
1,209,085	AstraZeneca Plc	82,040,613
950,190	Balfour Beatty Plc *	3,669,599
45,867	Beazley Plc	271,833
30,636	Berkeley Group Holdings Plc	1,481,391
2,868,400	BG Group Plc	44,431,651
6,779,407	BP Plc	39,181,110
372,602	British American Tobacco Plc	21,683,541
492,501	Carillion Plc	2,337,061
5,842,490	Centrica Plc	19,169,115
585,717	Cobham Plc	2,675,154
1,747,306	Debenhams Plc	2,198,931
2,287,681	GlaxoSmithKline Plc	46,492,764
1,528,103	Home Retail Group Plc	2,365,278
420,006	Inchcape Plc	4,971,735
1,610,344	J Sainsbury Plc	6,153,289
2,114,976	Kingfisher Plc	11,245,985
992,511	Ladbrokes Plc	1,740,357
549,806	Man Group Plc	1,349,490
1,314,764	Marks & Spencer Group Plc	9,941,720
382,070	Meggitt Plc	2,228,144
94,738	Micro Focus International Plc	1,831,336
538,324	Pearson Plc	6,700,730
98,375	Persimmon Plc *	2,835,660
278,101	Reckitt Benckiser Group Plc	26,076,332
6,839,800	Rexam Plc	59,651,511
1,256,386	Royal Dutch Shell Plc – A Shares	31,177,792
612,743	Royal Dutch Shell Plc – B Shares	15,243,419
577,602	Royal Mail Plc	4,224,083
560,488	SABMiller Plc	33,983,699
692,175	Sage Group Plc (The)	6,107,193
169,023	Smiths Group Plc	2,626,002
78,286	Spectris Plc	2,096,276
311,020	Tate & Lyle Plc	2,758,948
1,728,527	Telecity Group Plc	31,802,234
9,616,324	Tesco Plc *	24,199,480
8,266,583	TIG Finco Plc	8,715,204
2,715	Travis Perkins Plc	83,091
13,721,525	Vodafone Group Plc	46,177,624
3,364	Weir Group Plc (The)	60,827
367,409	William Hill Plc	1,978,247
4,076,847	WM Morrison Supermarkets Plc	9,342,197
187,670	WPP Plc	4,337,183

	Total United Kingdom	627,637,829

	United States — 19.3%
101,406	3M Co.	15,878,151
19,617	Accenture Plc – Class A	2,103,335
58,800	ACE Ltd	6,753,180
8,900	Aetna, Inc.	914,475
184,642	AGL Resources, Inc.	11,553,050

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
64,748	Allergan Plc *	20,323,750
397	Alliance Data Systems Corp. *	113,879
75,300	Allstate Corp. (The)	4,725,828
28,546	Alphabet, Inc. – Class A *	21,776,316
316,521	Alphabet, Inc. – Class C *	235,048,495
383,900	Altera Corp.	20,269,920
726,344	Amazon.com, Inc. *	482,873,491
5,400	American Equity Investment Life Holding Co.	144,774
1,500	American Financial Group, Inc.	111,000
1,423,229	American International Group, Inc.	90,488,900
10,145	Analog Devices, Inc.	625,236
92,400	Anthem, Inc.	12,047,112
12,500	Apollo Education Group, Inc. *	88,250
160,200	Apple, Inc.	18,951,660
20,800	Arrow Electronics, Inc. *	1,176,448
2,600	Aspen Insurance Holdings Ltd.	131,352
6,500	Assurant, Inc.	555,880
28,800	Assured Guaranty Ltd.	761,472
2,085,789	Atmel Corp.	18,042,075
891,466	Baker Hughes, Inc.	48,201,567
600	Baxalta, Inc.	20,628
1,100	Baxter International, Inc.	41,415
72,200	Bed Bath & Beyond, Inc. *	3,936,344
36,300	BGC Partners, Inc. – Class A	329,786
15,500	Booz Allen Hamilton Holding Corp.	471,975
972,268	Broadcom Corp. – Class A	53,115,001
72,900	Brocade Communications Systems, Inc.	684,166
25,200	CA, Inc.	708,372
615,200	Cablevision Systems Corp. – Class A	18,763,600
76,902	Capital One Financial Corp.	6,037,576
1,000	Cato Corp. (The) – Class A	39,280
1,002,300	Charles Schwab Corp. (The)	33,787,533
2,208,400	Charter Communications, Inc. – Class A *	413,765,824
1,500	Chemical Financial Corp.	55,275
27,200	Chevron Corp.	2,483,904
359,700	Cigna Corp.	48,552,306
14,200	Cintas Corp.	1,300,578
920,589	Cisco Systems, Inc.	25,086,050
52,300	Coach, Inc.	1,661,571
275,203	Coca-Cola Co. (The)	11,729,152
25,600	Costco Wholesale Corp.	4,132,352
242,402	Covisint Corp. *	627,821
500	Credit Acceptance Corp. *	100,210
120,200	CVS Health Corp.	11,309,618
118,902	Danaher Corp.	11,460,964
800	Dillard’s, Inc. – Class A	60,000
19,800	Dover Corp.	1,304,820
34,200	Dr Pepper Snapple Group, Inc.	3,069,450
300	Drew Industries, Inc.	18,129
569,461	Dyax Corp. *	19,168,057
94,600	Eli Lilly & Co.	7,760,984

Shares	Description	Value ($)
	United States — continued
3,790,200	EMC Corp.	96,043,668
167,157	Emerson Electric Co.	8,357,850
2,200	Encore Capital Group, Inc. *	72,534
12,000	Endurance Specialty Holdings Ltd.	791,520
400,135	EnPro Industries, Inc.	20,062,769
11,700	Everest Re Group Ltd.	2,157,948
600	FBL Financial Group, Inc. – Class A	40,992
30,100	First American Financial Corp.	1,187,144
31,700	Foot Locker, Inc.	2,060,500
98,600	Franklin Resources, Inc.	4,133,312
6,100	General Mills, Inc.	352,336
20,700	Genuine Parts Co.	1,876,041
700	Group 1 Automotive, Inc.	56,854
2,600	Hanover Insurance Group, Inc. (The)	219,960
128,800	Hartford Financial Services Group, Inc. (The)	5,878,432
207,850	Hawaiian Electric Industries, Inc.	5,940,353
295,640	Health Net, Inc. *	18,702,186
9,100	Helen of Troy Ltd. *	941,031
4,800	Henry Schein, Inc. *	751,104
800	Hibbett Sports, Inc. *	26,248
154,200	Home Depot, Inc. (The)	20,644,296
23,200	Honeywell International, Inc.	2,411,640
2,000	Horace Mann Educators Corp.	69,860
1,400	HSN, Inc.	69,860
249,963	Humana, Inc.	42,158,760
39,636	Illinois Tool Works, Inc.	3,724,991
800	Insight Enterprises, Inc. *	21,424
31,228	International Game Technology Plc	484,971
180,400	International Business Machines Corp.	25,151,368
13,974	Intuit, Inc.	1,400,195
38,300	Janus Capital Group, Inc.	604,757
206,140	Johnson & Johnson	20,869,614
8,100	Jones Lang LaSalle, Inc.	1,345,572
2,800	Kemper Corp.	115,108
757,645	KLA-Tencor Corp.	50,360,663
5,500	Laboratory Corp. of America Holdings *	668,470
17,800	Lear Corp.	2,241,020
561,500	Liberty Global Plc – Class A *	23,813,215
1,729,416	Liberty Global Plc – Series C *	70,906,056
122,100	Lincoln National Corp.	6,714,279
7,500	Maiden Holdings Ltd.	115,575
5,200	Marriott Vacations Worldwide Corp.	316,316
200	MasterCard, Inc. – Class A	19,584
29,300	Mattel, Inc.	728,398
35,300	MBIA, Inc. *	231,921
255,092	Medtronic Plc	19,218,631
4,700	Mercury General Corp.	243,225
5,700	Meredith Corp.	265,905
423,720	Microsoft Corp	23,029,182
4,814	Murphy USA, Inc. *	286,722
9,900	NASDAQ OMX Group, Inc. (The)	580,338

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	United States — continued
10,600	Navient Corp.	126,246
800	Navigators Group, Inc. *	69,008
3,400	Net 1 UEPS Technologies, Inc. *	51,442
83,452	Nike, Inc. – Class B	11,039,031
6,303,473	Office Depot, Inc.* (b)	41,539,887
1,000	OneBeacon Insurance Group Ltd. – Class A	13,860
121,786	Oracle Corp.	4,746,000
4,500	Paychex, Inc.	244,125
3,600	PBF Energy, Inc. – Class A	145,764
18,800	PDL BioPharma, Inc.	71,158
7,100	Penn National Gaming, Inc. *	113,245
892,660	Pfizer, Inc.	29,252,468
3,538,686	Philip Morris International, Inc.	309,245,770
573,700	Pinnacle Entertainment, Inc. *	18,811,623
585,460	PJT Partners, Inc. – Class A *	13,723,182
41,800	PNC Financial Services Group, Inc. (The)	3,992,318
1,200	PRA Group, Inc. *	49,572
173,500	Precision Castparts Corp.	40,172,190
267,965	Procter & Gamble Co. (The)	20,054,501
113,300	Progressive Corp. (The)	3,491,906
1,100,610	Puma Biotechnology, Inc. *	82,875,933
269,878	Qualcomm, Inc.	13,167,348
1,300	RenaissanceRe Holdings Ltd.	143,988
11,000	Rent-A-Center, Inc.	188,760
112	Reynolds American, Inc.	5,180
3,625,300	Rite Aid Corp. *	28,567,364
230,100	SanDisk Corp.	16,997,487
1,100	Select Comfort Corp. *	25,982
3,800	Selective Insurance Group, Inc.	131,138
3,900	Six Flags Entertainment Corp.	202,410
5,600	Snap-on, Inc.	964,096
28,800	Starz – Class A *	1,016,064
2,548	STERIS Plc	194,623
29,500	T. Rowe Price Group, Inc.	2,246,425
16,900	Texas Roadhouse, Inc.	591,500
4,100	Third Point Reinsurance Ltd. *	58,261
216,846	Time Warner Cable, Inc.	40,066,635
1,249,196	TopBuild Corp. *	38,050,510
141,125	Travelers Cos., Inc. (The)	16,168,691
4,600	Tupperware Brands Corp.	261,142
1,043,032	Ubiquiti Networks, Inc. *	36,391,386
38,100	United Technologies Corp.	3,659,505
217,581	UnitedHealth Group, Inc.	24,523,555
2,900	Universal Insurance Holdings, Inc.	57,275
198,900	Valero Energy Corp.	14,292,954
6,000	Validus Holdings Ltd.	283,080
41,059	VF Corp.	2,656,517
14,200	Vonage Holdings Corp. *	91,590
19,200	W.R. Berkley Corp.	1,068,672
594,785	WABCO Holdings, Inc. *	63,927,492

Shares	Description	Value ($)
	United States — continued
317,687	Wal-Mart Stores, Inc.	18,692,703
1,000	WesBanco, Inc.	33,920
4,200	XL Group Plc	160,356
880,800	Yahoo!, Inc. *	29,779,848

	Total United States	3,118,202,721

	TOTAL COMMON STOCKS (COST $8,502,437,450)	8,320,138,415

	PREFERRED STOCKS — 1.8%

	Brazil — 0.6%
620,300	AES Tiete SA	2,107,121
4,535,900	Banco Bradesco SA	24,667,283
443,750	Bradespar SA	608,473
420,000	Braskem SA – Class A	2,840,650
1,488,500	Centrais Eletricas Brasileiras SA	3,988,922
206,781	Companhia de Transmissao de Energia Eletrica Paulista	2,345,910
4,776,227	Companhia Energetica de Minas Gerais	8,132,665
994,339	Companhia Energetica de Minas Gerais Sponsored ADR	1,700,320
734,700	Companhia Energetica de Sao Paulo – Class B	2,551,173
3,600	Companhia Paranaense de Energia Sponsored ADR	26,532
124,400	Companhia Paranaense de Energia – Class B	920,968
143,200	Eletropaulo Metropolitana SA *	289,732
2,487,700	Gerdau SA	3,906,466
5,726,700	Itau Unibanco Holding SA	40,996,679
633,300	Telefonica Brasil SA	6,045,294
11,400	Telefonica Brasil SA ADR	106,932
1,200	Tim Participacoes SA ADR	11,976

	Total Brazil	101,247,096

	Germany — 0.1%
3,593	Draegerwerk AG & Co KGaA	266,062
3,356	Jungheinrich AG	260,387
256,581	Porsche Automobil Holding SE	13,435,080

	Total Germany	13,961,529

	Russia — 0.5%
6,361	AK Transneft OAO	14,409,529
99,581,586	Surgutneftegas OAO	63,722,192

	Total Russia	78,131,721

	South Korea — 0.6%
98,004	Hyundai Motor Co	9,426,072
58,364	Hyundai Motor Co 2nd Preference	5,588,652
82,886	Samsung Electronics Co Ltd	78,364,991

	Total South Korea	93,379,715

	TOTAL PREFERRED STOCKS (COST $331,456,154)	286,720,061

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)		Description	Value ($)
		RIGHTS/WARRANTS — 0.0%

		Spain — 0.0%
	3,568,538	Telefonica SA Rights, Expires 12/02/15 *	1,293,226

		United States — 0.0%
	2,279,800	Safeway Casa Ley CVR, Expires 01/30/19 *	911,920
	2,279,800	Safeway PDC, LLC CVR, Expires 01/30/17 *	113,990

		Total United States	1,025,910

		TOTAL RIGHTS/WARRANTS (COST $3,735,823)	2,319,136

		DEBT OBLIGATIONS — 19.3%

		Canada — 0.7%
		Corporate Debt — 0.7%
	68,982,800	Nortel Networks Ltd, 0.00% due 07/15/11 (c)	59,842,579
	34,044,000	Nortel Networks Ltd, 10.13%, due 07/15/13 (c)	30,724,710
	30,740,000	Nortel Networks Ltd, 10.75%, due 07/15/16 (c)	27,742,850

		Total Corporate Debt	118,310,139

		Total Canada	118,310,139

		Denmark — 0.2%
		Bank Loans — 0.2%
	10,789,445	O.W. Bunker & Trading A/S, Term Loan B, 1.75%, due 12/19/15	9,602,607
	20,370,169	O.W. Bunker & Trading A/S, Revolver, 2.25%, due 12/19/16	18,129,450

		Total Bank Loans	27,732,057

		Total Denmark	27,732,057

		Iceland — 0.5%
		Trade Claims — 0.5%
USD	2,533,537	Glitnir Bank Trade Claim 20091127-5238-T1.2.1	741,060
USD	5,003,000	Glitnir Bank Trade Claim 20091125-3852-T1.1	1,463,377
USD	10,000,000	Glitnir Bank Trade Claim 20091126-4829	2,925,000
USD	6,000,000	Glitnir Bank Trade Claim 20091127-5324-T1	1,755,000
USD	6,000,000	Glitnir Bank Trade Claim 20091127-5318-T1	1,755,000
USD	5,830,000	Glitnir Bank, Trade Claim 20091125-3742	1,705,275
USD	4,000,000	Glitnir Bank, Trade Claim 20091125-3816	1,170,000
EUR	6,435,000	Glitnir Bank Trade Claim 20091124 2893	2,413,609

Par Value ($)		Description	Value ($)
		Iceland — continued
		Trade Claims — continued
USD	500,000	Glitnir Bank Trade Claim 20091128 6662 T1.1	146,250
USD	3,756,130	Glitnir Bank Trade Claim 20091022 417 T1.1.1.1	1,098,668
USD	3,308,337	Glitnir Bank Trade Claim 20091022 417 T1.2.1.1	967,689
USD	58,117,099	Glitnir Bank Trade Claim 20091122 2011 T1.1.1	16,999,251
EUR	2,097,000	Glitnir Bank Trade Claim 20091130 8179	786,533
EUR	5,000,000	Glitnir Bank Trade Claim 20091125 3965	1,875,376
EUR	2,820,000	Glitnir Bank Trade Claim 20091117 1120 T1.3.1.1.1.1.	1,057,712
EUR	565,000	Glitnir Bank Trade Claim 20091127 5310	211,917
USD	310,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.4	90,675
USD	280,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.3 .1	81,900
USD	385,000	Glitnir Bank Trade Claim 20091126 4230 T1.1.2 .1	112,613
EUR	10,000,000	Glitnir Bank Trade Claim 20091201 8507 T1.1.1.1	3,750,751
EUR	5,000,000	Glitnir Bank Trade Claim 20091113 848 T1.1.1.1	1,875,376
EUR	8,300,000	Glitnir Bank Trade Claim 20091201 8313 T1	2,806,196
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8466 T1.1.1	1,462,500
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8463 T1.1	1,462,500
USD	5,018,268	Glitnir Bank Trade Claim 20091125 3836 T1.2.1	1,467,843
USD	46,876,688	Glitnir Bank Trade Claim 20091130 7866 T1.1	13,711,431
USD	10,000,000	Glitnir Bank Trade Claim 20091127 5294 T1.1	2,925,000
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8476 T1.1	1,462,500
USD	3,800,000	Glitnir Bank Trade Claim 20091201 8459 T1.1.1	1,111,500
USD	3,201,000	Glitnir Bank Trade Claim 20091201 8492 T1.1.1	936,292
USD	12,700,000	Glitnir Bank Trade Claim 20091126 4829	3,714,750
USD	5,000,000	Glitnir Bank Trade Claim 20091201 8484 T1.1	1,462,500
USD	5,000,000	Glitnir Bank Trade Claim 20091127 5394 T1.1.1	1,462,500

		Total Trade Claims	76,968,544

		Total Iceland	76,968,544

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($)	Description	Value ($)
	Mexico — 0.0%
	Foreign Government Obligations — 0.0%
6,250,000	United Mexican States, 4.00%, due 03/15/2115	5,793,161

	Puerto Rico — 0.1%
	Municipal Obligations — 0.1%
1,410,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	948,225
3,012,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/38	2,093,340
6,647,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	4,619,665
10,951,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	7,583,568

	Total Municipal Obligations	15,244,798

	Total Puerto Rico	15,244,798

	United Kingdom — 0.3%
	Corporate Debt — 0.3%
5,600,000	Co-Operative Bank Plc, 5.13%, due 09/20/17	8,286,556
29,952,343	TWRFIN, Reg. S, 8.75%, due 04/02/20	40,938,407

	Total Corporate Debt	49,224,963

	Total United Kingdom	49,224,963

	United States — 17.5%
	Asset-Backed Securities — 0.0%
1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.18%, due 11/23/52	1,599

	Total Asset-Backed Securities	1,599

	Bank Loans — 0.3%
56,230,537	Sears Roebuck Acceptance Corp., Term Loan, 4.08%, due 06/30/18	53,067,570

	Corporate Debt — 0.4%
16,284,900	Ally Financial, Inc., 8.00%, due 11/01/31	19,419,743
3,598,000	Comstock Resources, Inc., 7.75%, due 04/01/19	575,680
3,598,000	Comstock Resources, Inc., 144A, 10.00%, due 03/15/20	2,032,870
28,984,000	Sun Products Corp. (The), 144A, 7.75%, due 03/15/21	25,868,220
1,212,000	Weatherford International LLC, 6.80%, due 06/15/37	821,130
5,818,000	Weatherford International Ltd., 5.95%, due 04/15/42	3,679,885

Par Value ($) / Principal Amount		Description	Value ($)
		Corporate Debt — continued
	4,228,000	Weatherford International Ltd., 6.50%, due 08/01/36	2,737,630
	7,258,000	Weatherford International Ltd., 6.75%, due 09/15/40	4,808,425
	6,061,000	Weatherford International Ltd., 7.00%, due 03/15/38	4,151,785

		Total Corporate Debt	64,095,368

		U.S. Government — 16.8%
	210,091,500	U.S. Treasury Bond, 3.13%, due 11/15/41 (b)	217,994,512
	150,000,000	U.S. Treasury Floating Rate Note, Variable Rate, 0.27%, due 10/31/16	149,984,700
	41,337,429	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/23 (d)	39,970,276
	273,400,550	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/24 (d)	262,222,569
	380,590,325	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (d)	366,902,774
	215,012,974	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (d)	210,343,107
	262,427,755	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (d)	262,007,346
	103,278,297	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (d)	114,605,241
	28,914,112	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (d)	32,520,107
	195,920,403	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (d)	225,367,044
	181,879,396	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (d)	213,196,845
	215,656,635	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (d)	259,857,834
	19,399,261	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (d)	26,802,562
	50,000,000	U.S. Treasury Note, 0.63%, due 07/15/16	50,025,400
	100,000,000	U.S. Treasury Note, 0.63%, due 08/15/16	100,019,500
	150,000,000	U.S. Treasury Note, 2.63%, due 02/29/16	150,873,000
	58,441,900	U.S. Treasury Strip Principal, due 11/15/41	26,570,259

		Total U.S. Government	2,709,263,076

		Total United States	2,826,427,613

		TOTAL DEBT OBLIGATIONS (COST $3,198,392,446)	3,119,701,275

		OPTIONS PURCHASED — 1.8%

		Currency Options — 0.5%
EUR	433,050,000	EUR Put/USD Call, Expires 02/04/16, Strike 1.03, (OTC) (CP-GS)	4,806,903
EUR	18,236,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/24/16, Strike 1.10, (OTC) (CP-DB)	13,968,749
EUR	12,898,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	9,777,644

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	5,528,000	EUR Put/USD Call, One-Touch Binary Option, Expires 02/29/16, Strike 1.10, (OTC) (CP-JPM)	4,190,635
EUR	355,387,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	1,442,985
EUR	497,542,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	9,951,607
EUR	177,266,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	6,307,939
EUR	354,532,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	2,135,110
EUR	18,303,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	13,198,205
EUR	18,158,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	12,038,481
USD	100,004,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	177,607
USD	51,243,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	171,357
USD	51,243,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	4,536,645

Principal Amount/ Number of Contracts		Description	Value ($)
		Currency Options — continued
USD	51,331,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	4,354,922
USD	51,331,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	192,748

		Total Currency Options	87,251,537

		Equity Options — 0.1%
	1,460	Aetna, Inc., Put, Expires 01/20/17, Strike 100.00	1,963,700
	1,557	Anthem, Inc., Put, Expires 06/17/16, Strike 150.00	3,581,100
	2,448	Centene Corp., Put, Expires 12/18/15, Strike 47.50	36,720
	2,448	Centene Corp., Put, Expires 12/18/15, Strike 70.00	2,741,760
	4,437	Royal Dutch Shell Plc, Put, Expires 01/15/16, Strike 55.00	2,307,240
	2,981	Royal Dutch Shell Plc, Put, Expires 01/15/16, Strike 57.50	2,205,940

		Total Equity Options	12,836,460

Principal Amount		Expiration Date	Description	Floating Rate	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 0.8%
GBP	83,484,000	02/09/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.61%	MSCI	1,371,016
GBP	100,233,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.68%	MSCI	1,868,291
GBP	66,822,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	3.00%	MSCI	1,097,485
EUR	207,860,000	06/01/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.93%	GS	4,615,417
GBP	66,553,000	05/12/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	MSCI	1,536,609
GBP	65,613,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	869,910
EUR	179,430,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	9,694,005
EUR	179,430,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	10,352,595
EUR	179,430,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	8,967,926
EUR	685,987,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	25,585,436
EUR	182,199,000	03/12/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.83%	MSCI	8,749,037
USD	322,570,500	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	3,720,206

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Principal Amount		Expiration Date	Description	Floating Rate	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — continued
USD	322,570,500	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	6,256,900
GBP	33,061,000	03/13/2017	Put-OTC 32-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.39%	MSCI	2,333,605
GBP	33,061,000	03/13/2017	Call-OTC 32-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.39%	MSCI	6,042,746
GBP	33,061,000	03/11/2016	Put-OTC 31-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.34%	MSCI	472,587
GBP	33,061,000	03/11/2016	Call-OTC 31-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.34%	MSCI	4,224,300
GBP	156,652,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	1,267,198
GBP	160,476,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	1,419,220
GBP	163,153,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	GS	1,597,455
GBP	76,805,000	04/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.58%	GS	1,503,209
EUR	361,314,000	02/22/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.56%	GS	24,317,615

			Total Options on Interest Rate Swaps					127,862,768

Number of Contracts	Description	Value ($)
	Quanto Options — 0.4%
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 07/19/19, Strike 3,000 (a)	1,395,219
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 07/26/19, Strike 3,000 (a)	1,398,585
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 08/02/19, Strike 3,000 (a)	1,401,099
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 08/09/19, Strike 3,000 (a)	1,402,099
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 08/16/19, Strike 3,000 (a)	1,404,630
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 08/23/19, Strike 3,000 (a)	1,408,011
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 08/30/19, Strike 3,000 (a)	1,411,509
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 09/06/19, Strike 3,000 (a)	1,414,914
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 09/13/19, Strike 3,000 (a)	1,418,456
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 09/20/19, Strike 3,000 (a)	1,421,735
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 09/27/19, Strike 3,000 (a)	1,421,730
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 10/04/19, Strike 3,000 (a)	1,425,124
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 10/11/19, Strike 3,000 (a)	1,426,437
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 10/18/19, Strike 3,000 (a)	1,430,108

Number of Contracts	Description	Value ($)
	Quanto Options — continued
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 10/25/19, Strike 3,000 (a)	1,433,315
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 11/01/19, Strike 3,000 (a)	1,434,786
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 11/08/19, Strike 3,000 (a)	1,435,762
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 11/15/19, Strike 3,000 (a)	1,437,064
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 11/22/19, Strike 3,000 (a)	1,440,488
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 11/29/19, Strike 3,00 0 (a)	1,443,258
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 12/06/19, Strike 3,000 (a)	1,445,055
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 12/13/19, Strike 3,000 (a)	1,448,230
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 12/20/19, Strike 3,000 (a)	1,450,266
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 12/27/19, Strike 3,000 (a)	1,453,393
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 01/03/20, Strike 3,000 (a)	1,456,158
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 01/10/20, Strike 3,000 (a)	1,458,842
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 01/17/20, Strike 3,000 (a)	1,462,462
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 01/24/20, Strike 3,000 (a)	1,461,166

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Number of Contracts / Shares / Principal Amount	Description	Value ($)
	Quanto Options — continued
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 01/31/20, Strike 3,000 (a)	1,463,402
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 02/07/20, Strike 3,000 (a)	1,466,788
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 02/14/20, Strike 3,000 (a)	1,469,440
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 02/21/20, Strike 3,000 (a)	1,472,828
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 02/28/20, Strike 3,000 (a)	1,476,457
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 03/06/20, Strike 3,000 (a)	1,480,084
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 03/13/20, Strike 3,000 (a)	1,483,449
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 03/20/20, Strike 3,000 (a)	1,486,829
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 03/27/20, Strike 3,000 (a)	1,487,275
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 04/03/20, Strike 3,000 (a)	1,490,754
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 04/09/20, Strike 3,000 (a)	1,488,283
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 04/17/20, Strike 3,000 (a)	1,490,510
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 04/24/20, Strike 3,000 (a)	1,491,513
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 04/30/20, Strike 3,000 (a)	1,477,265
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 05/08/20, Strike 3,000 (a)	1,454,143
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 05/15/20, Strike 3,000 (a)	1,445,813

	Total Quanto Options	63,664,734

	TOTAL OPTIONS PURCHASED (COST $319,804,098)	291,615,499

	SHORT-TERM INVESTMENTS — 26.0%

	Money Market Funds — 0.0%
7,617,799	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (e) (f)	7,617,799

	Repurchase Agreements — 2.7%
98,952,038	Barclays Bank plc Repurchase Agreement, dated 11/5/15, maturing on 12/7/15 with a maturity value of $98,958,195 and an effective yield of 0.07%, collateralized by a U.S. Treasury Note with maturity date 12/31/19 and a market value of $101,117,527.	98,952,038
49,442,898	Barclays Bank plc Repurchase Agreement, dated 11/18/15, maturing on 12/7/15 with a maturity value 49,444,463 of and an effective yield of 0.06%, collateralized by a U.S. Treasury Note with maturity date 12/31/19 and a market value of $50,558,764.	49,442,898

Principal Amount / Par Value ($)	Description	Value ($)
	Repurchase Agreements — continued
145,745,048	Barclays Bank plc Repurchase Agreement, dated 11/24/15, maturing on 12/1/15 with a maturity value of $145,746,748 and an effective yield of 0.06%, collateralized by a U.S. Treasury Note with maturity date 5/15/25 and a market value of $148,944,759.89.	145,745,048
146,058,281	Barclays Bank plc Repurchase Agreement, dated 11/30/15, maturing on 12/1/15 with a maturity value of $146,058,606 and an effective yield of 0.08%, collateralized by a U.S. Treasury Note with maturity date 2/28/22 and a market value of $149,181,012.	146,058,281

	TOTAL REPURCHASE AGREEMENTS (COST $440,198,265)	440,198,265

	U.S. Government — 23.3%
25,000,000	Federal Home Loan Bank Discount Notes, due 12/17/15	24,999,100
25,000,000	Federal Home Loan Bank Discount Notes, due 12/22/15	24,998,825
25,000,000	Federal Home Loan Bank Discount Notes, due 12/30/15	24,998,400
25,000,000	Federal Home Loan Bank Discount Notes, due 01/07/16	24,997,050
50,000,000	Federal Home Loan Bank Discount Notes, due 01/26/16	49,991,050
390,900,000	U.S. Treasury Bill, 0.06%, due 01/07/16 (b) (g)	390,874,201
50,000,000	U.S. Treasury Bill, 0.08%, due 01/14/16 (g)	49,994,800
319,500,000	U.S. Treasury Bill, 0.10%, due 12/24/15 (g)	319,479,232
75,900,000	U.S. Treasury Bill, 0.18%, due 02/25/16 (e) (g)	75,868,274
90,000,000	U.S. Treasury Bill, 0.19%, due 03/24/16 (b) (g)	89,947,260
130,000,000	U.S. Treasury Bill, 0.19%, due 04/14/16 (g)	129,906,140
289,000,000	U.S. Treasury Bill, 0.20%, due 04/21/16 (e) (g)	288,769,089
50,000,000	U.S. Treasury Bill, 0.21%, due 03/31/16 (g)	49,964,900
325,000,000	U.S. Treasury Bill, 0.21%, due 04/07/16 (g)	324,754,300
185,000,000	U.S. Treasury Bill, 0.22%, due 03/03/16 (g)	184,896,400
450,000,000	U.S. Treasury Bill, 0.28%, due 04/28/16 (g)	449,490,150
25,000,000	U.S. Treasury Bill, 0.32%, due 05/05/16 (g)	24,965,750
75,000,000	U.S. Treasury Bill, 0.36%, due 05/19/16 (g)	74,873,400
295,000,000	U.S. Treasury Note, 0.25%, due 12/15/15	295,000,000
58,700,000	U.S. Treasury Note, 0.25%, due 12/31/15	58,700,000
100,000,000	U.S. Treasury Note, 0.25%, due 04/15/16	99,953,100
50,000,000	U.S. Treasury Note, 0.25%, due 05/15/16	49,960,950
70,000,000	U.S. Treasury Note, 0.38%, due 01/31/16	70,019,110
117,200,000	U.S. Treasury Note, 0.38%, due 02/15/16	117,236,566
50,000,000	U.S. Treasury Note, 0.50%, due 06/30/16	50,005,850
55,000,000	U.S. Treasury Note, 0.50%, due 08/31/16	54,952,755
75,000,000	U.S. Treasury Note, 2.00%, due 01/31/16	75,216,825

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	U.S. Government — continued
285,000,000	U.S. Treasury Note, 2.13%, due 12/31/15	285,422,940

	Total U.S. Government	3,760,236,417

	TOTAL SHORT-TERM INVESTMENTS (COST $4,208,788,815)	4,208,052,481

	TOTAL INVESTMENTS — 100.4% (Cost $16,564,614,786)	16,228,546,867

	SECURITIES SOLD SHORT — (1.4)%

	COMMON STOCKS — (1.4)%

	China — (0.2)%
(361,129)	Alibaba Group Holding Ltd. *	(30,363,726)

	Japan — (0.0)%
(1,361,518)	Yahoo Japan Corp	(5,610,849)

	United Kingdom — 0.0%
(319,043)	Royal Dutch Shell Plc – Class B	(7,917,198)

	United States — (1.2)%
(39,017)	Aetna, Inc.	(4,008,997)
(29,541)	Anthem, Inc.	(3,851,556)

Shares	Description	Value ($)
	United States — continued
(193,465)	Avago Technologies Ltd	(25,237,509)
(192,069)	Ball Corp.	(13,333,430)
(117,300)	Charter Communications, Inc. *	(21,977,328)
(1,894)	Endo International Plc *	(116,443)
(57,928)	Equinix, Inc. (REIT)	(17,175,652)
(487,646)	Gaming and Leisure Properties, Inc. (REIT)	(13,259,095)
(998,490)	Halliburton Co.	(39,789,826)
(378,908)	Lam Research Corp.	(29,630,606)
(49,583)	NextEra Energy, Inc.	(4,951,358)
(365,126)	Pfizer, Inc.	(11,965,179)
(311,257)	Staples, Inc.	(3,756,872)

	Total United States	(189,053,851)

	TOTAL COMMON STOCKS (PROCEEDS $235,574,888)	(232,945,624)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $235,574,888)	(232,945,624)

	Other Assets and Liabilities (net) — 1.0%	161,551,371

	TOTAL NET ASSETS — 100.0%	$16,157,152,614

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	196,762,277	USD	57,691,397	$8,621,047
12/14/2015	BOA	CAD	92,857	USD	70,000	470
12/14/2015	GS	CAD	4,174,096	USD	3,244,339	118,825
02/17/2016	GS	CHF	529,776,347	USD	575,741,363	58,320,840
03/03/2016	GS	CHF	46,312,800	USD	47,335,241	2,068,521
09/11/2017	GS	CNH	5,527,245,578	USD	815,267,197	(7,426,529)
01/25/2016	BOA	EUR	33,374,852	USD	35,890,483	569,281
01/25/2016	DB	EUR	28,705,259	USD	30,854,780	475,492
01/25/2016	GS	EUR	28,467,067	USD	30,626,579	499,374
02/08/2016	GS	EUR	120,893,000	USD	130,774,466	2,780,970
02/09/2016	DB	EUR	52,091,000	USD	56,388,507	1,236,411
02/17/2016	GS	EUR	50,864,000	USD	55,039,934	1,174,456
03/14/2016	GS	EUR	188,711,000	USD	201,552,784	1,548,990
03/14/2016	JPM	EUR	162,767,000	USD	176,662,419	4,155,159
03/16/2016	JPM	EUR	159,539,000	USD	170,707,527	1,610,742
03/27/2017	DB	EUR	7,250,000	USD	7,953,250	144,141
11/07/2017	GS	EUR	193,938,000	USD	212,934,227	1,486,004
12/22/2017	JPM	EUR	55,095,000	USD	60,857,937	638,773
12/18/2015	GS	GBP	135,145,000	USD	200,302,381	(3,245,804)
01/25/2016	BOA	GBP	38,276,658	USD	58,630,426	971,934
01/25/2016	DB	GBP	37,687,111	USD	57,674,659	904,237
01/25/2016	GS	GBP	509,896	USD	780,231	12,143
01/25/2016	MSCI	GBP	38,258,128	USD	58,632,953	1,002,374

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
02/16/2016	DB	NOK	83,976,824	USD	9,644,556	$(10,153)
12/18/2015	GS	USD	199,843,210	GBP	135,145,000	3,704,976
01/25/2016	BBH	USD	967,746	GBP	639,993	(3,685)
01/25/2016	BOA	USD	234,691,518	EUR	217,913,159	(4,070,132)
01/25/2016	BOA	USD	4,280,000	GBP	2,835,558	(8,624)
01/25/2016	DB	USD	225,283,512	EUR	210,208,523	(2,816,079)
01/25/2016	DB	USD	3,367,920	GBP	2,200,744	(52,803)
01/25/2016	GS	USD	171,974,412	EUR	159,848,319	(2,804,083)
02/08/2016	GS	USD	128,690,599	EUR	120,893,000	(697,102)
02/09/2016	DB	USD	4,271,717	EUR	3,952,000	(87,480)
02/17/2016	GS	USD	438,724,001	CHF	409,310,000	(38,960,222)
03/14/2016	GS	USD	201,307,459	EUR	188,711,000	(1,303,666)
03/14/2016	JPM	USD	172,728,340	EUR	162,767,000	(221,081)
03/16/2016	JPM	USD	171,129,508	EUR	159,539,000	(2,032,723)
03/24/2016	JPM	USD	57,629,760	BRL	196,762,277	(8,559,410)
03/24/2016	JPM	USD	10,017,164	EUR	9,123,100	(345,063)
03/29/2016	GS	USD	6,327,627	EUR	5,774,000	(205,196)
03/29/2016	JPM	USD	6,178,680	EUR	5,601,400	(239,265)
09/11/2017	GS	USD	121,343,444	CNH	807,241,031	(1,190,988)
11/07/2017	GS	USD	214,049,371	EUR	193,938,000	(2,601,148)
12/22/2017	JPM	USD	61,316,438	EUR	55,095,000	(1,097,273)

						$14,066,651

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
910	Mini MSCI EAFE	December 2015	$79,352,000	$1,128,096
244	Mini MSCI Emerging Markets	December 2015	10,004,000	(2,853)

			$89,356,000	$1,125,243

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
	Sales
99	U.S. Treasury Note 10 Yr.	March 2016	$12,517,312	$(16,082)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Value
Call	EUR	18,158,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18% (OTC) (CP-JPM)	$3,705,828	$(2,062,369)
Call	EUR	18,303,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19% (OTC) (CP-JPM)	2,946,531	(1,160,282)
Call	EUR	12,898,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19% (OTC) (CP-JPM)	1,867,373	(545,095)
Call	EUR	5,528,000	02/29/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19% (OTC) (CP-JPM)	773,566	(219,023)
Call	EUR	18,236,000	02/24/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.21% (OTC) (CP-DB)	6,205,803	(481,681)
Call	EUR	355,387,000	03/10/2016	EUR Call/USD Put, Strike 1.14% (OTC) (CP-JPM)	5,396,838	(1,197,794)
Call	EUR	354,532,000	03/14/2016	EUR Call/USD Put, Strike 1.15% (OTC) (CP-JPM)	5,113,558	(952,559)

					$26,009,497	$(6,618,803)

Equity Options

Number of Contracts	Expiration Date	Description	Premiums	Value
2,932	01/15/2016	Atmel Corp., Call, Strike 9.00	$84,025	$(87,960)
2,932	01/15/2016	Atmel Corp., Put, Strike 9.00	210,098	(234,560)
2,448	12/18/2015	Centene Corp., Put, Strike 55.00	361,465	(220,320)
3,684	01/15/2016	EMC Corp., Call, Strike 28.00	428,140	(66,312)
2,958	02/19/2016	Pfizer, Inc., Call, Strike 36.00	268,162	(88,740)
2,762	03/18/2016	Pfizer, Inc., Call, Strike 36.00	335,581	(124,290)
2,958	02/19/2016	Pfizer, Inc., Put, Strike 33.00	371,691	(473,280)
2,762	03/18/2016	Pfizer, Inc., Put, Strike 34.00	438,016	(673,928)
2,057	12/18/2015	Valeant Pharmaceuticals International, Inc. Put, Strike 100.00	2,832,726	(2,468,400)

			$5,329,904	$(4,437,790)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value
GBP	33,061,000	03/11/2016	Call-OTC 11-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.12%	MSCI	$1,501,098	$(1,420,399)
EUR	133,882,500	12/14/2015	Call-OTC 11-Year Interest Rate Swap	6 month EURIBOR	Receive	0.69%	MSCI	2,772,442	(59,693)
GBP	33,061,000	03/13/2017	Call-OTC 12-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.25%	MSCI	2,118,326	(2,211,413)
GBP	66,553,000	05/12/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.81%	MSCI	4,070,106	(3,676,334)
GBP	65,613,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.95%	MSCI	3,587,007	(4,032,139)
EUR	179,430,000	08/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	6,687,915	(3,994,002)
EUR	179,430,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	7,035,604	(4,493,726)
EUR	685,987,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	22,849,884	(16,848,221)
GBP	149,901,000	01/27/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.53%	GS	6,633,501	(4,178,472)
GBP	76,805,000	04/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.58%	GS	3,953,523	(2,558,173)
EUR	225,263,000	09/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.95%	GS	3,990,968	(1,936,143)
GBP	83,484,000	02/09/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.61%	MSCI	3,493,421	(2,688,092)
GBP	100,233,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.68%	MSCI	4,939,492	(4,293,175)
EUR	204,410,000	12/16/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	5,328,028	(2,251,912)
EUR	208,280,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	5,558,026	(1,537,547)
GBP	163,153,000	02/17/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.81%	GS	8,782,022	(6,976,366)
GBP	156,652,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.89%	GS	8,309,087	(7,727,999)
EUR	89,715,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	2,905,822	(1,738,229)
GBP	160,476,000	05/19/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.91%	GS	8,933,718	(8,567,041)
EUR	364,398,000	03/12/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.83%	MSCI	13,610,255	(6,801,491)
GBP	66,822,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.50%	MSCI	3,119,679	(2,679,756)
EUR	207,860,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	6,140,348	(1,122,669)
GBP	33,061,000	03/11/2016	Put-OTC 11-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.12%	MSCI	1,501,098	(311,904)
EUR	133,882,500	12/14/2015	Put-OTC 11-Year Interest Rate Swap	6 month EURIBOR	Pay	0.69%	MSCI	2,772,442	(2,341,480)
GBP	33,061,000	03/13/2017	Put-OTC 12-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.25%	MSCI	2,118,326	(1,268,231)

								$142,712,138	$(95,714,607)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
162,468,000	USD	2/13/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	$1,536,310
81,876,000	USD	2/23/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	639,277
87,044,000	USD	3/5/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	574,413
75,627,000	USD	3/12/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	417,793
184,405,000	USD	3/23/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	1,191,714

						$4,359,507

				Premiums to (Pay) Receive		$—

Correlation Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
323,914	USD	7/19/2019	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -30% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (a)	$(4,748,414)
127,300	USD	1/6/2020	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of -40% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (a)	(662,324)

				$(5,410,738)

			Premiums to (Pay) Receive	$—

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
7,720,000	USD	12/20/2018	GS	(Pay)	5.00%	12.91%	Sears Roebuck Acceptance Corp.	NA	$1,312,960
41,800,000	USD	9/20/2020	CSI	(Pay)	1.00%	0.81%	MetLife Inc.	NA	(440,305)
5,680,000	EUR	9/20/2020	BOA	(Pay)	1.00%	0.84%	Assiurazioni Generali SpA	NA	(56,352)
5,680,000	EUR	9/20/2020	BOA	(Pay)	1.00%	0.84%	Assiurazioni Generali SpA	NA	(56,352)
6,100,000	USD	9/20/2020	CITI	(Pay)	1.00%	0.81%	Assiurazioni Generali SpA	NA	(64,255)
6,340,000	USD	9/20/2020	BCLY	(Pay)	1.00%	0.81%	MetLife Inc.	NA	(66,783)
5,680,000	EUR	9/20/2020	BCLY	(Pay)	1.00%	0.84%	Assiurazioni Generali SpA	NA	(56,352)
10,008,000	USD	12/20/2020	JPM	(Pay)	1.00%	0.85%	Prudential Financial	NA	(93,755)
6,672,000	USD	12/20/2020	BCLY	(Pay)	1.00%	0.85%	Prudential Financial	NA	(62,504)
10,008,000	USD	12/20/2020	MSCI	(Pay)	1.00%	0.85%	Prudential Financial	NA	(93,755)
14,680,000	USD	12/20/2020	CSI	(Pay)	1.00%	0.85%	Prudential Financial	NA	(137,523)
24,020,000	USD	12/20/2020	CSI	(Pay)	1.00%	0.86%	MetLife Inc.	NA	(210,000)
11,008,800	USD	12/20/2020	GS	(Pay)	1.00%	0.86%	MetLife Inc.	NA	(96,247)
5,000,000	USD	12/20/2020	BCLY	(Pay)	1.00%	6.27%	Weatherford International Ltd.	NA	1,044,819

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
5,680,000	EUR	12/20/2020	BCLY	(Pay)	1.00%	0.87%	Assiurazioni Generali SpA	NA	$(51,727)
3,408,000	EUR	12/20/2020	BOA	(Pay)	1.00%	0.87%	Assiurazioni Generali SpA	NA	(31,036)
5,000,000	USD	12/20/2020	GS	(Pay)	1.00%	6.27%	Weatherford International Ltd.	NA	1,044,819

									$1,885,652

							Premiums to (Pay) Receive		$(449,608)

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of November 30, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
6,339,331,000	JPY	1/19/2016	1/19/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(136,205)
6,339,287,000	JPY	1/22/2016	1/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(136,799)
6,339,287,000	JPY	1/25/2016	1/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(137,002)
6,339,287,000	JPY	1/26/2016	1/26/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(137,164)
6,339,287,000	JPY	1/28/2016	1/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(141,029)
6,339,287,000	JPY	2/1/2016	2/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138,639)
6,339,287,000	JPY	2/2/2016	2/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138,471)
6,339,287,000	JPY	2/5/2016	2/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138,932)
6,339,287,000	JPY	2/8/2016	2/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138,865)
6,339,287,000	JPY	2/9/2016	2/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(138,917)
68,484,166,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,930,557)
67,981,538,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,147,651)
53,486,408,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,710,514)
111,120,665,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,601,772)
10,461,570,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(225,626)
10,461,570,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(225,739)
10,461,570,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(238,745)
10,461,570,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(226,853)
10,461,570,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(227,691)
6,340,350,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(131,421)
6,340,350,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(143,028)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
6,340,350,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(131,766)
6,340,350,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(132,164)
6,340,350,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(132,330)
9,450,000,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(241,715)
9,450,000,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(236,744)
9,450,000,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(230,752)
9,450,000,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(235,507)
9,450,000,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(237,884)
7,875,000,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(162,850)
7,875,000,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(162,789)
7,875,000,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(162,726)
7,875,000,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(172,021)
7,875,000,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(167,737)
7,875,000,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(174,370)
7,875,000,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(174,156)
7,875,000,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(173,935)
7,875,000,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(183,351)
7,875,000,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(178,720)
9,450,000,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(229,800)
9,450,000,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(229,331)
9,450,000,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(229,043)
9,450,000,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(240,184)
9,450,000,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(234,600)
6,340,350,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(133,501)
6,340,350,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(133,573)
6,340,350,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(141,264)
6,340,350,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(137,643)
6,340,350,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(133,908)
6,290,160,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(156,604)
10,461,570,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(230,242)
10,461,570,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(249,761)
10,461,570,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(243,744)
10,461,570,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(230,544)
10,461,570,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(230,684)
6,290,160,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(156,959)
6,290,160,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(156,900)
6,290,160,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(164,767)
6,290,160,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(157,403)
6,349,345,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(200,743)
6,349,345,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(200,638)
6,349,345,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(208,241)
6,349,345,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(200,381)
6,349,345,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(200,194)
6,349,345,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(200,006)
6,349,345,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(207,605)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
6,349,345,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(199,886)
6,349,345,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,685)
6,349,345,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,557)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(112,436)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(112,436)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(112,317)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(112,317)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(116,432)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(116,432)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(112,185)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(112,185)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,928)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,928)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(116,166)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(116,166)
33,334,890,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,164,895)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,580)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,580)
58,847,595,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,028,017)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,504)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,504)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,434)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(111,434)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(115,671)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(115,671)
5,751,480,600	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(221,232)
5,751,480,600	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(217,237)
5,751,480,600	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(217,080)
5,751,480,600	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(216,971)
5,751,480,600	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(224,056)
5,751,480,600	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(216,830)
5,751,480,600	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(216,992)
5,751,480,600	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(217,074)
5,751,480,600	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(217,218)
5,751,480,600	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(217,318)
6,405,594,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260,931)
6,405,594,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260,878)
6,405,594,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(259,558)
6,405,594,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(259,513)
6,405,594,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(258,468)
8,044,436,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(362,431)
8,044,436,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(372,605)
8,044,436,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(361,624)
8,044,436,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(361,453)
8,044,436,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(361,284)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
8,044,436,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(371,486)
8,106,057,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(410,612)
8,106,057,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(410,452)
8,106,057,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(410,293)
8,106,057,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(420,736)
8,106,057,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(409,706)
8,106,057,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(409,472)
6,405,594,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(346,159)
6,405,594,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(354,553)
6,405,594,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(346,240)
6,405,594,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(346,247)
6,405,594,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(346,477)
6,405,594,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(350,945)
533,227,500	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	821,376
6,405,594,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(346,653)
793,835,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	1,920,884
6,405,594,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(346,669)
6,405,594,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(355,105)
6,405,594,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(346,767)
499,540,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	711,278
7,902,772,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(397,420)
7,902,772,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(397,448)
7,902,772,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(407,739)
7,902,772,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(397,556)
7,902,772,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(397,757)
7,902,772,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(397,801)
7,902,772,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(408,530)
7,902,772,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(397,775)
7,902,772,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(349,452)
7,902,772,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(349,783)
7,902,772,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(349,977)
7,902,772,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(350,217)
7,902,772,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(350,434)
7,902,772,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(350,504)
7,902,772,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(361,022)
7,604,760,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(266,760)
7,604,760,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(267,129)
7,604,760,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(267,343)
7,604,760,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(277,783)
7,604,760,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(268,147)
7,604,760,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(268,235)
7,604,760,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(269,556)
7,604,760,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(269,991)
926,612,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	4,375,001
561,142,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	5,012,064

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Forward Starting Cross-Currency Basis Swaps — continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
456,632,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	$3,143,239
548,210,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	4,152,593
273,688,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,273,624
413,519,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	3,670,118
358,640,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	2,903,786
113,346,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	120,901
6,251,000	EUR	4/15/2015	4/15/2045	GS	3 Month EURIBOR	3 Month USD LIBOR	389,650

							$(16,729,916)

					Premiums to (Pay) Receive		$(16,253,164)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
For EURIBOR, Fund pays 3 month EURIBOR adjusted by a spread. Spread is (0.18)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (.37)%.

Inflation Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
31,046,000	GBP	1/13/2020	GS	Receive	2.72%	U.K. Retail Price Index	$(688,337)
82,368,000	GBP	1/14/2020	GS	Receive	2.76%	U.K. Retail Price Index	(2,075,390)
51,275,000	GBP	2/19/2020	GS	Receive	2.69%	U.K. Retail Price Index	(710,683)
31,046,000	GBP	1/13/2025	GS	(Pay)	2.93%	U.K. Retail Price Index	192,042
82,368,000	GBP	1/14/2025	GS	(Pay)	2.94%	U.K. Retail Price Index	615,077
51,275,000	GBP	2/19/2025	GS	(Pay)	2.92%	U.K. Retail Price Index	(80,313)

							$(2,747,604)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
95,100,000	AUD	11/6/2024	JPMF (h)	Receive	4.35%	6 Month AUD BBSW	$2,912,198
261,500,000	AUD	11/7/2024	JPMF (h)	Receive	4.31%	6 Month AUD BBSW	7,716,337
57,506,000	AUD	11/11/2024	JPMF (h)	Receive	4.33%	6 Month AUD BBSW	1,733,938
217,000,000	AUD	11/13/2024	JPMF (h)	Receive	4.31%	6 Month AUD BBSW	6,357,114
203,372,000	AUD	5/7/2025	JPMF (h)	Receive	3.76%	6 Month AUD BBSW	1,974,880
91,000,000	AUD	5/8/2025	JPMF (h)	Receive	3.80%	6 Month AUD BBSW	994,084
184,419,000	AUD	5/8/2025	JPMF (h)	Receive	3.78%	6 Month AUD BBSW	1,915,925
100,414,000	AUD	5/11/2025	JPMF (h)	Receive	3.71%	6 Month AUD BBSW	821,723
106,281,000	AUD	6/10/2025	JPMF (h)	(Pay)	4.01%	6 Month AUD BBSW	(1,815,247)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
364,272,000	AUD	6/10/2025	JPMF (h)	(Pay)	3.99%	6 Month AUD BBSW	$(5,977,310)
101,476,000	AUD	6/22/2025	JPMF (h)	(Pay)	4.01%	6 Month AUD BBSW	(1,694,526)
144,107,000	AUD	7/1/2025	JPMF (h)	(Pay)	4.00%	6 Month AUD BBSW	(2,365,684)
89,117,000	AUD	7/9/2025	JPMF (h)	(Pay)	3.87%	6 Month AUD BBSW	(1,094,985)
84,388,000	AUD	7/10/2025	JPMF (h)	(Pay)	3.80%	6 Month AUD BBSW	(862,860)
50,265,000	AUD	7/29/2025	JPMF (h)	(Pay)	3.71%	6 Month AUD BBSW	(359,236)
143,920,000	AUD	8/5/2025	JPMF (h)	(Pay)	3.70%	6 Month AUD BBSW	(988,580)
143,429,000	AUD	8/13/2025	JPMF (h)	(Pay)	3.69%	6 Month AUD BBSW	(928,257)
31,776,000	AUD	12/23/2034	JPMF (h)	Receive	4.41%	6 Month AUD BBSW	790,111
15,878,000	AUD	12/30/2034	CSS (h)	Receive	4.37%	6 Month AUD BBSW	359,251
15,878,000	AUD	1/7/2035	JPMF (h)	Receive	4.11%	6 Month AUD BBSW	158,786
15,853,000	AUD	1/8/2035	JPMF (h)	Receive	4.00%	6 Month AUD BBSW	79,736
31,644,000	AUD	1/9/2035	JPMF (h)	Receive	3.95%	6 Month AUD BBSW	97,763
47,675,000	AUD	1/13/2035	JPMF (h)	Receive	3.96%	6 Month AUD BBSW	129,509
31,870,000	AUD	1/13/2035	JPMF (h)	Receive	3.95%	6 Month AUD BBSW	78,858
31,928,000	AUD	1/14/2035	JPMF (h)	Receive	3.91%	6 Month AUD BBSW	9,380
32,173,000	AUD	1/16/2035	JPMF (h)	Receive	3.82%	6 Month AUD BBSW	(130,880)
15,830,000	AUD	1/20/2035	JPMF (h)	Receive	3.76%	6 Month AUD BBSW	(110,524)
31,659,000	AUD	1/21/2035	JPMF (h)	Receive	3.75%	6 Month AUD BBSW	(224,838)
109,537,000	AUD	3/4/2035	JPMF (h)	Receive	3.68%	6 Month AUD BBSW	(1,179,339)
48,350,000	AUD	3/4/2035	JPMF (h)	Receive	3.66%	6 Month AUD BBSW	(562,504)
58,552,000	AUD	3/6/2035	JPMF (h)	Receive	3.70%	6 Month AUD BBSW	(568,433)
87,150,000	AUD	3/10/2035	JPMF (h)	Receive	3.75%	6 Month AUD BBSW	(626,323)
65,016,000	AUD	3/10/2035	JPMF (h)	Receive	3.75%	6 Month AUD BBSW	(475,083)
78,399,000	AUD	3/19/2035	JPMF (h)	Receive	3.51%	6 Month AUD BBSW	(1,497,969)
106,780,000	AUD	10/7/2035	JPMF (h)	(Pay)	3.73%	6 Month AUD BBSW	926,897
16,276,000	CHF	1/13/2035	CSS (h)	(Pay)	1.22%	6 Month CHF LIBOR	(187,916)
16,251,000	CHF	1/15/2035	CSS (h)	(Pay)	1.35%	6 Month CHF LIBOR	(390,145)
65,545,000	CHF	1/16/2035	CSS (h)	(Pay)	1.35%	6 Month CHF LIBOR	(1,573,042)
6,576,000	CHF	3/4/2035	CSS (h)	(Pay)	1.14%	6 Month CHF LIBOR	(30,030)
19,160,000	CHF	9/15/2035	JPMF (h)	Receive	1.23%	6 Month CHF LIBOR	216,111
1,081,835,000	DKK	2/25/2020	CSS (h)	Receive	0.39%	6 Month DKK CIBOR	212,527
1,001,081,000	DKK	2/27/2020	CSS (h)	Receive	0.32%	6 Month DKK CIBOR	(183,452)
1,095,195,000	DKK	3/2/2020	CSS (h)	Receive	0.34%	6 Month DKK CIBOR	(83,186)
1,120,061,000	DKK	3/2/2020	CSS (h)	Receive	0.33%	6 Month DKK CIBOR	(200,843)
346,006,000	DKK	3/6/2020	CSS (h)	Receive	0.36%	6 Month DKK CIBOR	(397)
628,298,000	DKK	3/9/2020	CSS (h)	Receive	0.38%	6 Month DKK CIBOR	57,542
654,788,000	DKK	3/10/2020	CSS (h)	Receive	0.41%	6 Month DKK CIBOR	187,071
696,937,000	DKK	3/20/2020	CSS (h)	Receive	0.37%	6 Month DKK CIBOR	(11,515)
333,368,000	DKK	6/10/2020	CSS (h)	(Pay)	0.77%	6 Month DKK CIBOR	(808,931)
582,512,000	DKK	6/11/2020	CSS (h)	(Pay)	0.81%	6 Month DKK CIBOR	(1,528,775)
1,023,899,000	DKK	6/12/2020	CSS (h)	(Pay)	0.87%	6 Month DKK CIBOR	(3,113,529)
590,636,000	DKK	8/13/2020	JPMF (h)	(Pay)	0.70%	6 Month DKK CIBOR	(1,105,404)
38,000,000	EUR	12/16/2020	JPMF (h)	(Pay)	0.31%	6 Month EURIBOR	(270,970)
245,975,000	EUR	12/16/2020	JPMF (h)	Receive	0.37%	6 Month EURIBOR	2,485,959

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
145,544,000	EUR	11/24/2025	JPMF (h)	Receive	0.81%	6 Month EURIBOR	$(451,695)
60,188,000	EUR	12/17/2025	JPMF (h)	(Pay)	1.65%	6 Month EURIBOR	(299,055)
550,000,000	EUR	12/17/2025	JPMF (h)	(Pay)	1.83%	6 Month EURIBOR	(7,800,748)
31,954,000	EUR	12/17/2025	JPMF (h)	Receive	1.70%	6 Month EURIBOR	243,830
61,000,000	EUR	12/17/2025	JPMF (h)	(Pay)	1.66%	6 Month EURIBOR	(324,949)
500,000,000	EUR	12/17/2025	JPMF (h)	Receive	1.86%	6 Month EURIBOR	7,910,654
800,000,000	EUR	12/18/2030	JPMF (h)	Receive	2.34%	6 Month EURIBOR	5,617,432
6,251,000	EUR	3/15/2045	CSS (h)	(Pay)	1.57%	6 Month EURIBOR	(115,499)
145,544,000	EUR	11/24/2045	JPMF (h)	(Pay)	1.28%	6 Month EURIBOR	8,562,281
26,622,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.87%	6 Month EURIBOR	(154,466)
45,389,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.87%	6 Month EURIBOR	(284,446)
56,940,000	EUR	12/20/2045	JPMF (h)	Receive	1.77%	6 Month EURIBOR	(334,338)
77,444,000	EUR	12/20/2045	JPMF (h)	Receive	1.59%	6 Month EURIBOR	(2,017,304)
69,168,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.89%	6 Month EURIBOR	(547,956)
42,578,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.84%	6 Month EURIBOR	(113,509)
29,336,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.80%	6 Month EURIBOR	49,579
33,061,000	EUR	12/20/2045	JPMF (h)	Receive	1.84%	6 Month EURIBOR	68,936
49,122,000	EUR	12/20/2045	JPMF (h)	Receive	1.80%	6 Month EURIBOR	(97,283)
64,195,000	EUR	12/20/2045	JPMF (h)	Receive	1.85%	6 Month EURIBOR	253,164
54,880,000	EUR	12/20/2045	JPMF (h)	Receive	1.85%	6 Month EURIBOR	210,054
38,063,000	EUR	12/20/2045	JPMF (h)	Receive	1.90%	6 Month EURIBOR	344,647
68,137,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.49%	6 Month EURIBOR	373,668
800,000,000	EUR	12/20/2045	JPMF (h)	Receive	1.94%	6 Month EURIBOR	11,425,442
14,000,000	GBP	12/16/2020	JPMF (h)	(Pay)	1.56%	6 Month GBP LIBOR	(152,764)
148,196,000	GBP	1/21/2025	JPMF (h)	(Pay)	1.45%	SONIA Index	4,639,700
85,000,000	GBP	12/17/2025	JPMF (h)	(Pay)	2.40%	6 Month GBP LIBOR	(531,845)
19,039,000	GBP	12/18/2030	JPMF (h)	Receive	2.61%	6 Month GBP LIBOR	258,003
52,000,000	GBP	12/18/2030	JPMF (h)	Receive	2.52%	6 Month GBP LIBOR	412,231
13,300,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.07%	6 Month GBP LIBOR	(148,889)
25,777,000	GBP	12/20/2045	JPMF (h)	Receive	2.06%	6 Month GBP LIBOR	267,387
15,680,000	GBP	12/20/2045	JPMF (h)	Receive	2.23%	6 Month GBP LIBOR	556,134
46,994,000	GBP	12/20/2045	JPMF (h)	Receive	2.03%	6 Month GBP LIBOR	245,295
30,312,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.25%	6 Month GBP LIBOR	(1,143,014)
25,928,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.28%	6 Month GBP LIBOR	(1,132,618)
48,659,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.30%	6 Month GBP LIBOR	(2,230,972)
23,392,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.38%	6 Month GBP LIBOR	(1,353,780)
26,427,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.00%	6 Month GBP LIBOR	(29,386)
714,000	GBP	12/20/2045	JPMF (h)	Receive	2.20%	6 Month GBP LIBOR	22,124
4,873,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.15%	6 Month GBP LIBOR	(114,603)
13,883,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.16%	6 Month GBP LIBOR	(346,199)
22,986,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.20%	6 Month GBP LIBOR	(695,947)
16,852,000	GBP	12/20/2045	JPMF (h)	Receive	2.22%	6 Month GBP LIBOR	575,047
10,604,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.20%	6 Month GBP LIBOR	(324,621)
246,000,000	GBP	12/20/2045	JPMF (h)	Receive	2.24%	6 Month GBP LIBOR	9,092,513
901,298,000	MXN	10/11/2024	JPMF (h)	Receive	6.18%	TIIE	178,812

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
654,209,000	MXN	10/16/2024	JPMF (h)	Receive	6.03%	TIIE	$(317,821)
1,043,900,000	MXN	10/25/2024	JPMF (h)	Receive	6.19%	TIIE	224,476
785,300,000	MXN	10/28/2024	JPMF (h)	Receive	6.13%	TIIE	(44,519)
394,543,000	MXN	7/30/2025	JPMF (h)	(Pay)	6.29%	TIIE	(110,412)
42,758,000	USD	1/22/2020	CSS (h)	(Pay)	1.46%	3 Month USD LIBOR	13,774
3,200,000	USD	12/16/2020	JPMF (h)	(Pay)	1.52%	3 Month USD LIBOR	14,436
22,000,000	USD	12/17/2025	JPMF (h)	(Pay)	2.79%	3 Month USD LIBOR	(112,046)
44,700,000	USD	12/18/2030	JPMF (h)	Receive	3.01%	3 Month USD LIBOR	109,921
91,298,000	USD	11/15/2041	CSS (h)	(Pay)	2.44%	3 Month USD LIBOR	1,995,316
112,789,000	USD	11/15/2041	CSS (h)	(Pay)	2.51%	3 Month USD LIBOR	899,152
64,446,000	USD	11/15/2041	CSS (h)	(Pay)	2.38%	3 Month USD LIBOR	2,226,653
44,600,000	USD	12/20/2045	JPMF (h)	Receive	2.92%	3 Month USD LIBOR	43,220

							$34,768,184

						Premiums to (Pay) Receive	$(5,503,179)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depository Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

SIFMA - Securities Industry and Financial Markets Association

SONIA - Sterling Overnight Interbank Average

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at November 30, 2015, which are subject to change based on the terms of the security.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Security is in default.

(d)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(e)	All or a portion of this security is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

(g)	The rate shown represents yield-to-maturity.

(h)	Swap was cleared through the CME Group.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCI - Barclays Capital Inc.

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CNH - Chinese Yuan Renminbi Offshore

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

USD - United States Dollar

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
12,231,902	GMO Emerging Markets Fund, Class VI	103,237,251
45,311,291	GMO International Equity Fund, Class IV	959,240,028

	TOTAL MUTUAL FUNDS (COST $1,142,263,023)	1,062,477,279

	SHORT-TERM INVESTMENTS — 0.1%

	Time Deposits — 0.1%
566,605	State Street Eurodollar Time Deposit, 0.01%, due 12/01/2015	566,605

	TOTAL SHORT-TERM INVESTMENTS (COST $566,605)	566,605

	TOTAL INVESTMENTS — 100.0% (Cost $1,142,829,628)	1,063,043,884
	Other Assets and Liabilities (net) — (0.0%)	(247,788)

	TOTAL NET ASSETS — 100.0%	$1,062,796,096

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
47,149,667	GMO Emerging Markets Fund, Class VI	397,943,191
41,673,189	GMO International Equity Fund, Class IV	882,221,417

	TOTAL MUTUAL FUNDS (COST $1,450,182,766)	1,280,164,608

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
435,123	State Street Eurodollar Time Deposit, 0.01%, due 12/01/2015	435,123

	TOTAL SHORT-TERM INVESTMENTS (COST $435,123)	435,123

	TOTAL INVESTMENTS — 100.0% (Cost $1,450,617,889)	1,280,599,731
	Other Assets and Liabilities (net) — (0.0%)	(60,797)

	TOTAL NET ASSETS — 100.0%	$1,280,538,934

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 52.7%

	Argentina — 0.3%
74,127	Cresud SA Sponsored ADR *	816,879
26,000	Telecom Argentina SA Sponsored ADR	447,980
38,000	YPF SA Sponsored ADR	695,400

	Total Argentina	1,960,259

	Canada — 2.8%
350,000	Alignvest Acquisition Corp – Class A *	2,536,973
577,000	Canadian Natural Resources Ltd	13,963,400
6,000,000	Jagercor Energy Corp * (a)	157,250
1,059,500	Uranium Participation Corp *	4,307,975

	Total Canada	20,965,598

	Mexico — 0.8%
225,000	Grupo Televisa SAB Sponsored ADR	6,345,000

	Netherlands — 1.7%
404,700	InterXion Holding NV *	12,432,384

	Norway — 0.9%
354,418	Aker ASA	6,988,664

	Romania — 2.1%
5,452,175	Electrica SA	15,670,235

	South Korea — 0.2%
12,000	Hyundai Motor Co	1,525,963

	United Kingdom — 2.5%
1,000,000	Telecity Group Plc	18,398,460

	United States — 41.4%
245,000	AECOM *	7,798,350
2,065,300	Ally Financial, Inc. *	41,223,388
440,000	American International Group, Inc.	27,975,200
40,000	Berkshire Hathaway Inc. – Class B *	5,372,916
327,242	Cimpress NV *	30,184,802
1,000,000	Double Eagle Acquisition Corp. *	10,000,000
130,000	Fannie Mae *	271,700
130,000	Freddie Mac *	266,500
2,100,000	General Motors Co.	76,020,000
327,064	Global Eagle Entertainment, Inc. *	3,542,103
300,000	Hennessy Capital Acquisition Corp. II *	2,979,000
1,300,000	Interactive Brokers Group, Inc. – Class A	56,368,000
100,000	Key Energy Services, Inc. *	53,220
150,000	Keysight Technologies, Inc. *	4,621,500
535,827	Liberty Global Plc – Class A *	22,724,423
215,000	Microsoft Corp.	11,685,250
773,300	Mueller Water Products, Inc. – Class A	7,207,156

Shares	Description	Value ($)
	United States — continued
300,000	Quinpario Acquisition Corp. 2 *	2,895,000

	Total United States	311,188,508

	TOTAL COMMON STOCKS (COST $369,819,673)	395,475,071

	PREFERRED STOCKS — 1.9%

	Argentina — 0.0%
11,115	Nortel Inversora SA ADR	192,623

	Total Argentina	192,623

	South Korea — 1.9%
66,584	Hyundai Motor Co	6,404,081
71,119	Hyundai Motor Co 2nd Preference	6,810,009
7,252	Hyundai Motor Co Series 3	666,356

	Total South Korea	13,880,446

	United States — 0.0%
15,000	Fannie Mae	97,200
34,000	Freddie Mac	229,500

	Total United States	326,700

	TOTAL PREFERRED STOCKS (COST $22,972,793)	14,399,769

	RIGHTS/WARRANTS — 2.1%

	Argentina — 0.9%
65,000,000	Republic of Argentina GDP Linked, Expires 12/15/35 (b)	6,936,249

	Canada — 0.0%
3,000,000	Jagercor Energy Corp Warrants, Expires 11/17/16 * (a)	—
175,000	Alignvest Acquisition Corp, Expires 06/15/23 *	49,796

	Total Canada	49,796

	United States — 1.2%
341,238	American International Group, Inc., Warrants, Expires 01/19/21 *	8,759,579
225,000	General Motors Co. Warrants, Expires 12/31/15 *	788

	Total United States	8,760,367

	TOTAL RIGHTS/WARRANTS (COST $15,306,078)	15,746,412

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)		Description	Value ($)
		INVESTMENT FUNDS — 2.5%

		Romania — 2.5%
	96,243,100	Fondul Proprietatea SA Fund *	18,697,290

		TOTAL INVESTMENT FUNDS (COST $24,866,517)	18,697,290

		DEBT OBLIGATIONS — 12.4%

		Convertible Debt — 1.3%
		United States — 1.3%
	10,000,000	Newmont Mining Corp., 1.63%, due 07/15/17	9,950,000

		Corporate Debt — 2.9%
		Canada — 2.7%
	15,400,000	Tervita Corp, 144A, 8.00%, due 11/15/18	10,510,500
CAD	20,089,000	Tervita Corp, 144A, 9.00%, due 11/15/18	9,928,294

		Total Canada	20,438,794

		United States — 0.2%
	6,000,000	Key Energy Services, Inc., 6.75%, due 03/01/21	1,680,000

		Total Corporate Debt	22,118,794

		Foreign Government Obligations — 0.8%
		Argentina — 0.8%
EUR	10,500,000	Republic of Argentina Par Bond, 2.26%, due 12/31/38 (c)	6,129,309

		Municipal Obligations — 3.2%
		Puerto Rico — 3.2%
	210,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.05%, due 07/01/28	129,938
	90,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.10%, due 07/01/34	53,663
	400,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.05%, due 07/01/28	247,500
	225,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.10%, due 07/01/34	134,156
	350,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.15%, due 07/01/38	236,250
	250,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/21	180,312
	4,520,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	3,039,700
	2,655,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	1,838,587
	1,740,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.25%, due 07/01/25	1,215,825

Par Value ($)	Description	Value ($)
	Municipal Obligations — continued
	Puerto Rico — continued
355,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/19	265,402
630,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.00%, due 07/01/22	446,512
1,020,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/22	728,025
7,190,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/33	4,853,250
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.75%, due 07/01/37	819,000
30,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.35%, due 07/01/27	20,850
125,000	Puerto Rico Commonwealth Industrial Development Co., 5.15%, due 07/01/18	89,589
8,880,000	Puerto Rico Commonwealth Industrial Development Co., 5.20%, due 07/01/23	5,683,200
2,445,000	Puerto Rico Commonwealth Industrial Development Co., 5.25%, due 07/01/28	1,467,000
1,220,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), due 07/01/17	947,110
370,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), due 07/01/18	243,730
55,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.80%, due 07/01/23	34,581
90,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.50%, due 07/01/27	62,213
45,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/29	30,938
10,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.00%, due 07/01/19	7,413
375,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.90%, due 07/01/20	273,750
195,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/23	138,450
85,000	Puerto Rico Commonwealth Industrial Development Co., 6.70%, due 07/01/21	57,800
100,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 07/01/17	82,007
60,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.80%, due 07/01/23	37,725

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Par Value ($)		Description	Value ($)
		Municipal Obligations — continued
		Puerto Rico — continued
	800,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.50%, due 07/01/28	554,000

		Total Puerto Rico	23,918,476

		Total Municipal Obligations	23,918,476

		Trade Claims — 4.2%
		Iceland — 4.2%
EUR	1,554,000	Kaupthing Bank Claim No 20100103 0409	451,517
	500,000	Kaupthing Bank Claim No 20100107 0115	112,500
	506,000	Kaupthing Bank Claim No 20100106 1137	113,850
	510,000	Kaupthing Bank Claim No 20100107 0173	114,750
	520,000	Kaupthing Bank Claim No 20100105 1277	117,000
	510,000	Kaupthing Bank Claim No 20100107 0499	114,750
	540,000	Kaupthing Bank Claim No 20100107 0339	121,500
	550,000	Kaupthing Bank Claim No 20100107 0396	123,750
	470,000	Kaupthing Bank Claim No 20100107 0713	105,750
	600,000	Kaupthing Bank Claim No 20100107 0542	135,000
	339,000	Kaupthing Bank Claim No 20100625 0003	76,275
	270,800	Kaupthing Bank Claim No 20091228 0770	60,930
	292,000	Kaupthing Bank Claim No 20091228 0998	65,700
	800,000	Kaupthing Bank Claim No 20100104 0298	180,000
	300,000	Kaupthing Bank Claim No 20091227 0450	67,500
	634,000	Kaupthing Bank Claim No 20091231 0065	142,650
	500,000	Kaupthing Bank Claim No 20100625 0011	112,500
	250,000	Kaupthing Bank Claim No 20100107 0520	56,250
	500,000	Kaupthing Bank Claim No 20100107 0538	112,500
	190,000	Kaupthing Bank Claim No 20100107 0495	42,750
	196,000	Kaupthing Bank Claim No 20100106 1074	44,100
	730,000	Kaupthing Bank Claim No 20100107 0508	164,250
	200,000	Kaupthing Bank Claim No 20100107 0104	45,000
	200,000	Kaupthing Bank Claim No 20100107 0215	45,000
	200,000	Kaupthing Bank Claim No 20100107 0067	45,000
	200,000	Kaupthing Bank Claim No 20100107 0163	45,000
	200,000	Kaupthing Bank Claim No 20100107 0433	45,000
	200,000	Kaupthing Bank Claim No 20100107 0399	45,000
	200,000	Kaupthing Bank Claim No 20100107 0456	45,000
	230,000	Kaupthing Bank Claim No 20100107 0174	51,750
	230,000	Kaupthing Bank Claim No 20100107 0085	51,750
	250,000	Kaupthing Bank Claim No 20100107 0185	56,250
	300,000	Kaupthing Bank Claim No 20100107 0464	67,500
	400,000	Kaupthing Bank Claim No 20100107 0202	90,000
	300,000	Kaupthing Bank Claim No 20100107 0251	67,500
	205,000	Kaupthing Bank Claim No 20100104 1265	46,125
	690,000	Kaupthing Bank Claim No 20091230 0959	155,250
	210,000	Kaupthing Bank Claim No 20100107 0359	47,250
	210,000	Kaupthing Bank Claim No 20100107 0209	47,250
	220,000	Kaupthing Bank Claim No 20100107 0246	49,500
	220,000	Kaupthing Bank Claim No 20100107 0361	49,500
	220,000	Kaupthing Bank Claim No 20100107 0330	49,500

Par Value ($)		Description	Value ($)
		Trade Claims — continued
		Iceland — continued
	230,000	Kaupthing Bank Claim No 20100107 0146	51,750
	223,000	Kaupthing Bank Claim No 20100106 0002	50,175
	230,000	Kaupthing Bank Claim No 20100107 0570	51,750
	260,000	Kaupthing Bank Claim No 20100107 0588	58,500
	250,000	Kaupthing Bank Claim No 20100107 0345	56,250
	260,000	Kaupthing Bank Claim No 20100107 0372	58,500
	260,000	Kaupthing Bank Claim No 20100107 0354	58,500
	270,000	Kaupthing Bank Claim No 20100107 0299	60,750
	270,000	Kaupthing Bank Claim No 20100107 0313	60,750
	350,000	Kaupthing Bank Claim No 20100107 0228	78,750
	306,000	Kaupthing Bank Claim No 20100107 0422	68,850
	350,000	Kaupthing Bank Claim No 20100107 0505	78,750
	390,000	Kaupthing Bank Claim No 20100107 0449	87,750
	400,000	Kaupthing Bank Claim No 20100107 0596	90,000
	430,000	Kaupthing Bank Claim No 20100107 0438	96,750
EUR	1,695,000	Kaupthing Bank Claim No 20100103 0455	492,484
EUR	1,603,000	Kaupthing Bank Claim No 20100106 1330	465,754
EUR	2,757,000	Kaupthing Bank Claim No 20100103 0456	801,050
EUR	5,647,000	Kaupthing Bank Claim No 20100103 0458	1,640,742
EUR	6,000,000	Kaupthing Bank Claim No 20100106 0732	1,743,307
EUR	4,521,250	Kaupthing Bank Claim No 20100104 1696	1,313,654
EUR	500,000	Kaupthing Bank Claim No 20100105 0937	145,276
EUR	773,600	Kaupthing Bank Claim No 20091230 0521	224,770
EUR	200,000	Kaupthing Bank Claim No 20091230 0326	58,110
EUR	773,600	Kaupthing Bank Claim No 20091230 0695	224,770
EUR	750,000	Kaupthing Bank Claim No 20100106 0152	217,913
EUR	442,000	Kaupthing Bank Claim No 20091230 0928	128,424
EUR	386,800	Kaupthing Bank Claim No 20091230 0619	112,385
EUR	2,500,000	Kaupthing Bank Claim No 20090918 0077	726,378
EUR	18,000,000	Kaupthing Bank Claim No 20091229 0462	5,229,921
EUR	7,500,000	Kaupthing Bank Claim No 20100106 1040	2,179,134
	12,000,000	Kaupthing Bank Claim No 20091227 0008	2,700,000
EUR	5,000,000	Kaupthing Bank Claim No 20100106 0847	1,452,756
	12,000,000	Kaupthing Bank Claim No 20100106 0246	2,700,000
	5,000,000	Kaupthing Bank Claim No 20091222 0394	1,125,000
EUR	1,000,000	Kaupthing Bank Claim No 20091230-0286	290,551
EUR	1,108,000	Kaupthing Bank Claim No 20091216-0371	321,931
EUR	1,400,000	Kaupthing Bank Claim No 20091229-0248	406,772
EUR	1,370,000	Kaupthing Bank Claim No 20100105-0941	398,055
EUR	1,750,000	Kaupthing Bank Claim No 20091228-0985	508,465
EUR	1,600,000	Kaupthing Bank Claim No 20100105-0981	464,882
EUR	1,450,000	Kaupthing Bank Claim No 20091229-0244	421,299

		Total Iceland	31,281,455

		Total Trade Claims	31,281,455

		TOTAL DEBT OBLIGATIONS (COST $103,319,068)	93,398,034

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Number of Contracts / Shares / Par Value ($)	Description	Value ($)
	OPTIONS PURCHASED — 0.0%

	Equity Options — 0.0%
500	Pilgrim’s Pride Corp., Call, Expires 01/15/16, Strike 40	2,500
1,600	American International Group, Inc., Put, Expires 01/15/16, Strike 55	36,800
1,000	American International Group, Inc., Put, Expires 01/15/16, Strike 50	11,000

	Total Equity Options	50,300

	TOTAL OPTIONS PURCHASED (COST $1,108,850)	50,300

	SHORT-TERM INVESTMENTS — 31.5%

	Money Market Funds — 1.8%
13,704,026	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (d) (e)	13,704,026

	U.S. Government — 29.7%
2,500,000	U.S. Treasury Bill, 0.05%, due 12/17/15 (d) (f)	2,499,940
30,000,000	U.S. Treasury Bill, 0.05%, due 01/21/16 (f) (g)	29,997,720
8,000,000	U.S. Treasury Bill, 0.06%, due 01/07/16 (f) (g)	7,999,473
45,000,000	U.S. Treasury Bill, 0.10%, due 12/24/15 (f)	44,997,075
5,000,000	U.S. Treasury Bill, 0.13%, due 02/04/16 (d) (f) (g)	4,998,825
83,000,000	U.S. Treasury Bill, 0.20%, due 04/21/16 (f) (g)	82,933,683
15,000,000	U.S. Treasury Bill, 0.37%, due 12/03/15 (f)	14,999,955
20,000,000	U.S. Treasury Bill, 0.39%, due 06/23/16 (f)	19,956,300
15,000,000	U.S. Treasury Bill, 0.46%, due 06/02/16 (f)	14,968,529

	Total U.S. Government	223,351,500

	TOTAL SHORT-TERM INVESTMENTS (COST $237,104,173)	237,055,526

	TOTAL INVESTMENTS — 103.1% (Cost $774,497,152)	774,822,402
	Other Assets and Liabilities (net) — (3.1%)	(23,459,094)

	TOTAL NET ASSETS — 100.0%	$751,363,308

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/2015	GS	CAD	15,600,000	USD	12,125,185	$444,089
01/25/2016	BOA	EUR	7,370,000	USD	7,937,822	138,019
01/25/2016	DB	EUR	7,260,000	USD	7,806,424	123,036
01/25/2016	GS	EUR	7,370,000	USD	7,929,088	129,286
01/25/2016	BOA	RON	63,000,000	USD	16,124,904	1,180,526

						$2,014,956

Futures Contracts (d)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
25	Natural Gas	October 2020	$195,000	$(65,938)
25	Natural Gas	June 2020	186,938	(74,000)
25	Natural Gas	December 2019	206,000	(54,937)
25	Natural Gas	January 2020	204,875	(56,062)
25	Natural Gas	April 2020	183,000	(77,938)
25	Natural Gas	March 2020	183,313	(77,625)
25	Natural Gas	July 2020	188,438	(72,500)
25	Natural Gas	August 2020	188,125	(72,813)
25	Natural Gas	February 2020	201,000	(59,937)
25	Natural Gas	May 2020	184,938	(76,000)
25	Natural Gas	September 2020	190,000	(70,938)
25	Natural Gas	November 2020	205,625	(55,312)
133	Uranium Futures	January 2017	1,263,500	97,496
133	Uranium Futures	June 2017	1,311,712	145,708
133	Uranium Futures	March 2017	1,281,787	115,783
133	Uranium Futures	February 2017	1,281,787	115,783
133	Uranium Futures	May 2017	1,311,712	145,708
133	Uranium Futures	April 2017	1,301,737	135,733

			$10,069,487	$(57,789)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Written Options

Equity Options

Number of Contracts		Expiration Date	Description	Premiums	Value
Put	1,600	01/15/2016	American International Group, Inc., Strike 45	$220,254	$(11,200)
Put	1,440	01/15/2016	Canadian Natural Resources Ltd., Strike 28	679,178	(676,800)
Put	1,400	01/15/2016	Canadian Natural Resources Ltd., Strike 32	535,563	(1,190,000)
Put	440	01/15/2016	Cimpress NV, Strike 70	361,523	(37,400)
Put	430	04/15/2016	Cimpress NV, Strike 70	419,205	(105,350)
Call	437	01/15/2016	Pilgrim’s Pride Corp., Strike 20	409,312	(393,300)

				$2,625,035	$(2,414,050)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
35,000,000	USD	12/20/2015	GS	(Pay)	5.00%	0.91%	Ally Financial, Inc.	N/A	$(74,486)
50,000,000	USD	12/20/2016	CSI	(Pay)	1.00%	0.16%	AIG	N/A	(447,294)
5,000,000	USD	9/20/2017	BCLY	(Pay)	1.00%	0.85%	Newmont Mining Corp.	N/A	(13,011)
5,000,000	USD	9/20/2017	BCLY	(Pay)	1.00%	0.85%	Newmont Mining Corp.	N/A	(13,012)
5,000,000	EUR	6/20/2019	JPM	(Pay)	1.00%	0.76%	Abesm	N/A	(44,700)
5,000,000	USD	12/20/2019	CSI	(Pay)	1.00%	0.35%	Tyson Foods	N/A	(128,359)
10,000,000	USD	12/20/2019	GS	(Pay)	1.00%	1.09%	GATX Corp.	N/A	34,728
10,000,000	USD	12/20/2019	GS	(Pay)	1.00%	0.55%	Ryder System	N/A	(179,264)
10,000,000	EUR	3/20/2020	BCLY	(Pay)	1.00%	2.13%	Banco Santander S.A.	N/A	496,729
10,000,000	EUR	3/20/2020	JPM	(Pay)	1.00%	0.94%	Abesm	N/A	(27,146)
10,000,000	USD	3/20/2020	JPM	(Pay)	1.00%	1.18%	GATX Corp.	N/A	73,141

									$(322,674)

							Premiums to (Pay) Receive		$(2,795,255)

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of November 30, 2015, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value ofcredit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDP - Gross Domestic Product

*	Non-income producing security.

(a)	Affiliated company.

(b)	Security is linked to Argentina Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	Security is in default.

(d)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

(f)	The rate shown represents yield-to-maturity.

(g)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

RON - Romanian Leu

USD - United States Dollar

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 85.7%

	Affiliated Issuers — 85.7%
3,473,391	GMO Debt Opportunities Fund, Class VI	86,417,976
10,802,632	GMO Emerging Country Debt Fund, Class IV	100,680,532
44,023,019	GMO Emerging Markets Fund, Class VI	371,554,277
28,065,363	GMO International Equity Fund, Class IV	594,143,737
26,604,154	GMO U.S. Equity Allocation Fund, Class VI	418,217,299
7,480,133	GMO U.S. Treasury Fund	187,003,323

	TOTAL MUTUAL FUNDS (COST $1,898,781,605)	1,758,017,144

	DEBT OBLIGATIONS — 14.2%

	Asset-Backed Securities — 0.0%
521,865	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.53%, due 05/28/39	265,736

	U.S. Government — 14.2%
78,435,816	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	75,614,950
20,068,600	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (a)	19,632,730
40,181,302	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (a)	40,116,931
39,495,776	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	43,827,436
1,941,035	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	2,183,110
18,563,445	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	21,353,512
22,935,077	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (a)	26,884,222
36,106,066	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	43,506,402
12,591,716	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	17,397,067

	Total U.S. Government	290,516,360

	TOTAL DEBT OBLIGATIONS (COST $292,158,011)	290,782,096

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
304,572	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (b)	304,572

	TOTAL SHORT-TERM INVESTMENTS (COST $304,572)	304,572

	TOTAL INVESTMENTS — 99.9% (Cost $2,191,244,188)	2,049,103,812
	Other Assets and Liabilities (net) — 0.1%	1,150,837

	TOTAL NET ASSETS — 100.0%	$2,050,254,649

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

GMO Systematic Global Macro Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2015 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 36.0%

	Affiliated Issuers — 36.0%
19,166,522	GMO U.S. Treasury Fund	479,163,056

	TOTAL MUTUAL FUNDS (COST $479,163,083)	479,163,056

	SHORT-TERM INVESTMENTS — 64.7%

	Money Market Funds — 4.0%
23,029,971	State Street Institutional Liquid Reserves Fund-Premier Class, 0.15% (a)	23,029,971
30,468,161	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (b)	30,468,161

	Total Money Market Funds	53,498,132

	U.S. Government — 60.7%
35,000,000	U.S. Treasury Bill, 0.04%, due 12/10/15 (a)	34,999,650
40,000,000	U.S. Treasury Bill, 0.28%, due 04/28/16 (a) (c) (d)	39,954,680
50,000,000	U.S. Treasury Bill, 0.44%, due 09/15/16 (a) (c)	49,824,400
190,000,000	U.S. Treasury Bill, 0.15%, due 02/18/16 (a) (c)	189,936,920
100,000,000	U.S. Treasury Bill, 0.18%, due 03/17/16 (a) (c)	99,947,200
65,000,000	U.S. Treasury Bill, 0.06%, due 01/07/16 (a) (c)	64,995,710
10,000,000	U.S. Treasury Bill, 0.52%, due 12/17/15 (a) (c)	9,999,760
197,000,000	U.S. Treasury Bill, 0.21%, due 04/07/16 (a) (c)	196,851,068
120,000,000	U.S. Treasury Bill, 0.20%, due 04/21/16 (a) (c) (d)	119,904,120

	Total U.S. Government	806,413,508

	TOTAL SHORT-TERM INVESTMENTS (COST $860,127,463)	859,911,640

	TOTAL INVESTMENTS — 100.7% (Cost $1,339,290,546)	1,339,074,696
	Other Assets and Liabilities (net) — (0.7%)	(8,915,768)

	TOTAL NET ASSETS — 100.0%	$1,330,158,928

A summary of outstanding financial instruments at November 30, 2015 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/09/2015	JPM	AUD	2,596,726	USD	1,841,333	$(35,867)
12/09/2015	MSCI	AUD	93,804,234	USD	67,185,407	(626,630)
12/09/2015	MSCI	USD	1,519,674	AUD	2,095,144	(5,074)
12/09/2015	SSB	USD	1,438,822	AUD	1,979,101	(8,110)
01/29/2016	DB	USD	54,625,504	JPY	6,704,778,076	(61,717)
02/05/2016	JPM	USD	6,521,683	JPY	800,000,000	(10,338)
02/05/2016	MSCI	USD	6,097,138	JPY	750,506,079	11,366

						$(736,370)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
2,759	Euro STOXX 50 Futures	December 2015	$101,961,044	$7,518,638
1,057	FTSE 100	December 2015	101,049,927	1,485,615
2,112	U.S. Treasury Note 10 Yr. (CBT)	March 2016	267,036,000	420,945

			$470,046,971	$9,425,198

Sales
213	Nikkei 225	December 2015	$34,113,803	$(1,672,714)
440	Japanese Government Bond 10 Yr. (OSE)	December 2015	530,119,017	(1,880,380)
578	S&P TSX 60 Index	December 2015	68,692,428	(604,372)
351	SPI 200	December 2015	32,933,220	(672,737)
127	S&P 500 E-Mini Index	December 2015	13,206,730	(941,215)
223	Gold 100 OZ	February 2016	23,756,190	352,857
715	Corn	March 2016	13,307,937	(110,481)

			$716,129,325	$(5,529,042)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Systematic Global Macro Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2015 (Unaudited)

As of November 30, 2015, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

The rates shown on variable rate notes are the current interest rates at November 30, 2015, which are subject to change based on the terms of the security.

(a)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Systematic Global Macro Opportunity Fund.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2015. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

Counterparty Abbreviations:

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

JPY - Japanese Yen

USD - United States Dollar

As of November 30, 2015, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	341,506,929	14,440,353	(26,348,899)	(11,908,546)
Benchmark-Free Allocation Fund	19,742,436,167	34,586,696	(913,916,662)	(879,329,966)
Benchmark-Free Fund	4,597,861,707	93,336,877	(183,237,640)	(89,900,763)
Global Asset Allocation Fund	4,119,525,117	5,222,794	(437,568,129)	(432,345,335)
Global Developed Equity Allocation Fund	1,716,171,076	—	(145,767,893)	(145,767,893)
Global Equity Allocation Fund	3,728,702,271	—	(544,754,649)	(544,754,649)
Consolidated Implementation Fund	16,915,576,167	667,812,571	(1,354,841,871)	(687,029,300)
International Developed Equity Allocation Fund	1,243,817,292	—	(180,773,408)	(180,773,408)
International Equity Allocation Fund	1,485,477,626	—	(204,877,895)	(204,877,895)
Consolidated Special Opportunities Fund	777,853,270	46,986,361	(50,022,755)	(3,036,394)
Strategic Opportunities Allocation Fund	2,201,500,360	3,362,201	(155,758,749)	(152,396,548)
Consolidated Systematic Global Macro Opportunity Fund	1,333,498,203	18,545,257	(12,968,764)	5,576,493

Investments in affiliated issuers

The Funds may make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the period ended November 30, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$—	$764,023,552	$747,000,000		$23,552	$—	$17,026,548

Benchmark-Free Allocation Fund
GMO Alpha Only Fund, Class IV	$2,169,494,954	$135,261,636	$2,236,809,347	(a)	$39,217,052	$—	$—
GMO Debt Opportunities Fund, Class VI	855,272,046	84,817,450	140,672,693	(b)	5,181,544	—	801,327,278
GMO Emerging Country Debt Fund, Class IV	984,029,503	56,384,620	172,236,494	(c)	22,617,586	—	846,425,873
GMO Implementation Fund**	—	3,513,518,093	2,345,118,846	(d)	—	—	15,696,840,226
GMO Special Opportunities Fund, Class VI	652,657,803	17,449,885	122,954,257	(e)	3,000,367	—	566,103,276
GMO Systematic Global Macro Opportunity Fund, Class III	1,081,318,142	70,249,714	186,609,527		—	—	942,082,254

Totals	$5,742,772,448	$3,877,681,398	$5,204,401,164		$70,016,549	$—	$18,852,778,907

Benchmark-Free Fund
GMO Alpha Only Fund, Class IV	$88,736,337	$2,001,483	$87,811,380		$1,372,304	$—	$—
GMO Asset Allocation Bond Fund, Class VI	1,300,653,948	167,149,616	1,272,330,907		84,022,971	—	—
GMO Debt Opportunities Fund, Class VI	210,219,653	54,548,852	26,067,024		1,261,318	—	239,155,430
GMO Emerging Country Debt Fund, Class IV	280,085,788	6,185,075	31,862,079		6,185,075	—	248,408,765
GMO Emerging Markets Fund, Class VI	729,347,361	172,531,133	244,282,284		2,377,869	—	529,978,090
GMO International Equity Fund, Class IV	1,036,395,804	31,534,771	989,835,559	(f)	4,026,645	—	—
GMO Risk Premium Fund, Class VI	126,154,567	56,418,237	174,853,684		—	6,095,779	—
GMO Special Opportunities Fund, Class VI	191,068,608	859,959	29,897,222		859,959	—	166,772,991
GMO Systematic Global Macro Opportunity Fund, Class III	215,731,480	16,040,540	28,126,906		—	—	199,197,900
GMO U.S. Equity Allocation Fund, Class VI	806,364,529	29,383,301	776,674,519	(g)	1,813,784	27,569,517	—
GMO U.S. Treasury Fund	67,100,110	1,856,418,548	906,454,385		441,024	3,836	1,017,006,665

Totals	$5,051,858,185	$2,393,071,515	$4,568,195,949		$102,360,949	$33,669,132	$2,400,519,841

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$331,939,406	$10,599,194	$218,135,988	$7,396,143	$—	$110,700,709
GMO Asset Allocation Bond Fund, Class VI	1,021,502,076	128,833,457	257,316,943	56,592,342	—	743,705,604
GMO Debt Opportunities Fund, Class VI	211,459,613	8,345,282	63,039,834	1,114,538	—	157,281,334
GMO Emerging Country Debt Fund, Class IV	218,274,412	4,176,695	53,617,354	4,176,695	—	165,573,057
GMO Emerging Markets Fund, Class VI	563,948,638	67,210,377	81,033,848	1,635,236	—	462,544,913
GMO International Equity Fund, Class IV	1,230,449,649	32,629,219	281,973,613	4,234,607	—	877,888,961
GMO Risk Premium Fund, Class VI	125,576,661	41,217,507	69,208,080	—	4,870,823	97,217,094
GMO Systematic Global Macro Opportunity Fund, Class III	144,436,175	580,359	33,919,898	—	—	108,834,361
GMO U.S. Equity Allocation Fund, Class VI	783,135,117	46,333,828	213,828,945	1,606,350	24,416,507	584,672,476
GMO U.S. Treasury Fund	236,883,004	273,059,522	132,251,453	226,916	7,649	377,660,394

Totals	$4,867,604,751	$612,985,440	$1,404,325,956	$76,982,827	$29,294,979	$3,686,078,903

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$174,346,545	$20,131,046	$12,860,441	$520,023	$—	$152,556,658
GMO International Equity Fund, Class IV	925,275,298	40,012,844	109,323,684	3,763,188	—	761,958,123
GMO U.S. Equity Allocation Fund, Class VI	670,317,319	77,776,679	61,729,409	1,698,550	25,817,957	655,348,199

Totals	$1,769,939,162	$137,920,569	$183,913,534	$5,981,761	$25,817,957	$1,569,862,980

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$737,807,672	$142,847,220	$66,526,674	$2,343,387	$—	$681,723,251
GMO International Equity Fund, Class IV	1,761,501,355	25,369,207	257,237,272	6,631,739	—	1,361,447,634
GMO U.S. Equity Allocation Fund, Class VI	1,299,806,538	111,579,662	210,170,754	3,112,124	47,304,280	1,139,729,544

Totals	$3,799,115,565	$279,796,089	$533,934,700	$12,087,250	$47,304,280	$3,182,900,429

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$116,415,639	$26,405,600	$18,784,327	$362,490	$—	$103,237,251
GMO International Equity Fund, Class IV	1,063,694,450	113,705,958	106,127,857	4,464,825	—	959,240,028

Totals	$1,180,110,089	$140,111,558	$124,912,184	$4,827,315	$—	$1,062,477,279

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$449,343,904	$101,355,782	$65,719,434	$1,547,904	$—	$397,943,191
GMO International Equity Fund, Class IV	1,145,216,475	33,570,460	184,973,554	4,452,845	—	882,221,417

Totals	$1,594,560,379	$134,926,242	$250,692,988	$6,000,749	$—	$1,280,164,608

Strategic Opportunities Allocation Fund
GMO Asset Allocation Bond Fund, Class VI	$570,644,317	$81,096,390	$565,611,225	$37,173,745	$—	$—
GMO Debt Opportunities Fund, Class VI	91,220,086	9,860,041	14,867,577	547,321	—	86,417,976
GMO Emerging Country Debt Fund, Class IV	109,098,171	2,407,958	8,713,042	2,407,958	—	100,680,532
GMO Emerging Markets Fund, Class VI	395,900,795	92,525,011	42,694,023	1,327,773	—	371,554,277
GMO International Equity Fund, Class IV	757,737,909	50,371,413	139,065,877	3,002,782	—	594,143,737
GMO Risk Premium Fund, Class VI	—	60,070,028	60,604,475	—	—	—
GMO U.S. Equity Allocation Fund, Class VI	524,119,008	54,920,688	137,634,248	1,225,366	18,625,554	418,217,299
GMO U.S. Treasury Fund	—	621,885,355	434,865,345	107,000	759	187,003,323

Totals	$2,448,720,286	$973,136,884	$1,404,055,812	$45,791,945	$18,626,313	$1,758,017,144

Consolidated Systematic Global Macro Opportunity Fund
GMO Debt Opportunities Fund, Class VI	$2,845,741	$17,075	$2,854,800	$17,075	$—	$—
GMO U.S. Treasury Fund	558,715,385	421,707	80,000,000	403,823	17,883	479,163,056

Totals	$561,561,126	$438,782	$82,854,800	$420,898	$17,883	$479,163,056

(a)	$34,065,494 was redeemed in-kind.
(b)	$22,542,400 was redeemed in-kind.
(c)	$26,147,504 was redeemed in-kind.
(d)	$444,018,756 was redeemed in-kind.
(e)	$17,415,262 was redeemed in-kind.
(f)	$928,795,727 was redeemed in-kind.
(g)	$640,262,842 was redeemed in-kind.
*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2015 through November 30, 2015. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2016.
**	Amounts shown represent adjustments due to deconsolidation at July 31, 2015.

Investments in other affiliated issuers

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2015 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Consolidated Special Opportunites Fund
Jagercor Energy Corp	$191,984	$—	$—	$—	$157,250

Totals	$191,984	$—	$—	$—	$157,250

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Basis of presentation and principles of consolidation: Benchmark-Free Allocation Fund, Implementation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund

Implementation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund include the accounts of their wholly-owned subsidiaries Implementation Fund SPC Ltd., Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary. Prior to August 1, 2015, Benchmark-Free Allocation Fund (“BFAF”) included the accounts of its wholly-owned subsidiary, Implementation Fund. Effective August 1, 2015, BFAF was no longer the sole shareholder of Implementation Fund, thus consolidation was no longer required. The tables for BFAF include the accounts of Implementation Fund through July 31, 2015.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2015, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of November 30, 2015. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below and as described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value each fixed income security based on the most recent quoted price supplied by a single pricing source chosen by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds, although the prices supplied by those alternative sources do not necessarily align with the prices supplied by primary pricing sources. See the table below for information about securities for which no alternative pricing source was available.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of November 30, 2015 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available
Alpha Only Fund	—	26%	—
Benchmark-Free Allocation Fund	< 1%	22%	< 1%
Benchmark-Free Fund	< 1%	25%	< 1%
Global Asset Allocation Fund	< 1%	34%	< 1%
Global Developed Equity Allocation Fund	< 1%	53%	—
Global Equity Allocation Fund	< 1%	58%	—
Consolidated Implementation Fund	<1%	26%	< 1%
International Developed Equity Allocation Fund	< 1%	91%	—
International Equity Allocation Fund	< 1%	91%	—
Consolidated Special Opportunities Fund	—	8%	2%
Strategic Opportunities Allocation Fund	< 1%	43%	< 1%
Consolidated Systematic Global Macro Opportunity Fund	—	< 1%	—

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g. broker quotes) or as disclosed in Asset and Liability Valuation Inputs table below, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at November 30, 2015.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Austria	$—	$43,054	$—	$43,054
Belgium	—	171,091	—	171,091
Brazil	—	92,708	—	92,708
Canada	970,798	—	—	970,798
Chile	—	37,079	—	37,079
China	3,665,888	6,604,883	489,465	10,760,236
Colombia	20,066	—	—	20,066
Czech Republic	—	116,943	—	116,943
Denmark	—	51,753	—	51,753
France	—	8,228,040	—	8,228,040
Germany	—	2,932,305	—	2,932,305
Greece	—	64,992	—	64,992
India	20,615	347,674	—	368,289
Indonesia	—	312,617	—	312,617
Italy	—	1,769,490	—	1,769,490
Japan	—	8,957,883	—	8,957,883
Mexico	397,126	—	—	397,126
Netherlands	—	2,679,288	—	2,679,288
Norway	—	560,579	—	560,579
Philippines	—	37,382	—	37,382
Poland	—	232,400	—	232,400
Russia	—	4,469,470	—	4,469,470
South Africa	—	1,031,079	—	1,031,079
South Korea	—	6,279,456	—	6,279,456
Spain	—	1,766,890	—	1,766,890
Sweden	—	219,642	—	219,642
Switzerland	—	5,321,670	—	5,321,670
Taiwan	380,092	2,808,467	—	3,188,559
Thailand	—	160,846	—	160,846
Turkey	—	475,161	—	475,161
United Kingdom	—	27,695,387	—	27,695,387
United States	204,708,276	—	—	204,708,276

TOTAL COMMON STOCKS	210,162,861	83,468,229	489,465	294,120,555

Preferred Stocks
Brazil	—	321,099	—	321,099
Germany	—	286,867	—	286,867
Russia	—	707,840	—	707,840
South Korea	—	1,634,782	—	1,634,782

TOTAL PREFERRED STOCKS	—	2,950,588	—	2,950,588

Rights/Warrants
Spain	37,658	—	—	37,658

TOTAL RIGHTS/WARRANTS	37,658	—	—	37,658

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds	$17,026,548	$—	$—	$17,026,548

Short-Term Investments	15,463,034	—	—	15,463,034

Total Investments	$242,690,101	$86,418,817	$489,465	$329,598,383

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(196,009)	$—	$(196,009)
Futures Contracts
Equity Risk	(16,590,938)	—	—	(16,590,938)

Total	$(16,590,938)	$(196,009)	$—	$(16,786,947)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$18,852,778,907	$—	$—	$18,852,778,907
Short-Term Investments	10,327,294	—	—	10,327,294

Total Investments	18,863,106,201	—	—	18,863,106,201

Total	$18,863,106,201	$—	$—	$18,863,106,201

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$23,979,455	$—	$23,979,455
Austria	—	1,336,954	—	1,336,954
Belgium	—	5,860,491	—	5,860,491
Brazil	—	2,289,190	—	2,289,190
Canada	66,548,551	—	—	66,548,551
China	206,181,091	25,487,898	—	231,668,989
Colombia	108,718	—	—	108,718
Denmark	—	3,312,515	—	3,312,515
Finland	—	4,377,011	—	4,377,011
France	—	89,804,367	—	89,804,367
Germany	—	79,331,637	—	79,331,637
Greece	—	12,878	—	12,878
Hong Kong	—	15,852,908	—	15,852,908
Indonesia	—	124,527	—	124,527
Ireland	—	1,089,599	—	1,089,599
Israel	—	2,578,112	—	2,578,112
Italy	—	8,343,081	—	8,343,081
Japan	—	150,523,178	—	150,523,178
Mexico	1,225,119	—	—	1,225,119
Netherlands	—	16,916,672	—	16,916,672
New Zealand	—	703,960	—	703,960
Norway	—	5,541,202	—	5,541,202
Peru	113,212	—	—	113,212
Poland	—	90,142	—	90,142
Russia	—	111,468	—	111,468
Singapore	—	2,601,298	—	2,601,298
South Africa	—	3,043,846	—	3,043,846
Spain	—	16,775,696	—	16,775,696
Sweden	—	8,458,763	—	8,458,763
Switzerland	—	14,438,700	—	14,438,700
Thailand	—	765,728	—	765,728
Turkey	—	982,584	—	982,584
United Kingdom	—	120,304,964	—	120,304,964
United States	671,247,425	—	—	671,247,425

TOTAL COMMON STOCKS	945,424,116	605,038,824	—	1,550,462,940

Preferred Stocks
Brazil	—	1,300,285	—	1,300,285
Chile	—	119,794	—	119,794
Germany	—	6,385,104	—	6,385,104

TOTAL PREFERRED STOCKS	—	7,805,183	—	7,805,183

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
Spain	$300,385	$—	$—	$300,385

TOTAL RIGHTS/WARRANTS	300,385	—	—	300,385

Debt Obligations
United States	—	542,897,379	—	542,897,379

TOTAL DEBT OBLIGATIONS	—	542,897,379	—	542,897,379

Mutual Funds
United States	2,400,519,841	—	—	2,400,519,841

TOTAL MUTUAL FUNDS	2,400,519,841	—	—	2,400,519,841

Short-Term Investments	5,975,216	—	—	5,975,216

Total Investments	3,352,219,558	1,155,741,386	—	4,507,960,944

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	2,605,561	—	2,605,561
Futures Contracts
Equity Risk	—	270,247	—	270,247

Total	$3,352,219,558	$1,158,617,194	$—	$4,510,836,752

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(107,393)	$—	$(107,393)
Futures Contracts
Equity Risk	—	(6,174)	—	(6,174)
Written Options
Equity Risk	(500,400)	—	—	(500,400)

Total	$(500,400)	(113,567)	$—	$(613,967)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$3,686,078,903	$—	$—	$3,686,078,903
Debt Obligations
Asset-Backed Securities	—	—	600,000	600,000

TOTAL DEBT OBLIGATIONS	—	—	600,000	600,000

Short-Term Investments	500,879	—	—	500,879

Total Investments	3,686,579,782	—	600,000	3,687,179,782

Total	$3,686,579,782	$—	$600,000	$3,687,179,782

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,569,862,980	$—	$—	$1,569,862,980
Short-Term Investments	540,203	—	—	540,203

Total Investments	1,570,403,183	—	—	1,570,403,183

Total	$1,570,403,183	$—	$—	$1,570,403,183

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$3,182,900,429	$—	$—	$3,182,900,429
Short Term Investments	1,047,193	—	—	1,047,193

Total Investments	3,183,947,622	—	—	3,183,947,622

Total	$3,183,947,622	$—	$—	$3,183,947,622

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$42,185,212	$—	$42,185,212
Austria	—	8,478,016	—	8,478,016
Belgium	—	7,995,955	—	7,995,955
Brazil	23,020	32,058,406	—	32,081,426
Canada	215,586,311	—	—	215,586,311
Chile	—	4,221,384	—	4,221,384
China	776,971,665	523,992,452	5,157,806	1,306,121,923
Colombia	1,879,740	—	—	1,879,740
Czech Republic	—	12,909,031	—	12,909,031
Denmark	—	15,650,430	—	15,650,430
Finland	—	4,660,859	—	4,660,859
France	—	299,154,389	—	299,154,389
Germany	—	216,406,698	—	216,406,698
Greece	—	1,653,099	—	1,653,099
Hong Kong	—	36,207,192	—	36,207,192
Hungary	—	9,686,701	—	9,686,701
India	18,324,735	25,840,372	—	44,165,107
Indonesia	—	25,984,788	—	25,984,788
Israel	2,365,559	1,051,953	—	3,417,512
Italy	—	62,153,025	—	62,153,025
Japan	—	544,505,541	—	544,505,541
Malaysia	—	1,633,661	—	1,633,661
Mexico	32,736,568	—	—	32,736,568
Netherlands	—	94,106,782	—	94,106,782
New Zealand	—	320,614	—	320,614
Norway	—	35,285,400	—	35,285,400
Philippines	—	3,093,056	—	3,093,056
Poland	—	36,768,810	—	36,768,810
Portugal	—	2,905,174	—	2,905,174
Russia	—	239,375,841	—	239,375,841
Singapore	—	8,279,986	—	8,279,986
South Africa	—	151,584,580	186	151,584,766
South Korea	22,280	467,736,180	—	467,758,460
Spain	15,049,412	60,363,335	—	75,412,747
Sweden	—	18,911,637	—	18,911,637
Switzerland	—	36,976,241	—	36,976,241
Taiwan	71,992,156	306,337,657	—	378,329,813
Thailand	—	42,853,748	—	42,853,748
Turkey	11,424	52,848,798	—	52,860,222
United Kingdom	—	618,922,625	8,715,204	627,637,829
United States	3,118,202,721	—	—	3,118,202,721

TOTAL COMMON STOCKS	4,253,165,591	4,053,099,628	13,873,196	8,320,138,415

Preferred Stocks
Brazil	1,845,760	99,401,336	—	101,247,096
Germany	—	13,961,529	—	13,961,529
Russia	—	78,131,721	—	78,131,721
South Korea	—	93,379,715	—	93,379,715

TOTAL PREFERRED STOCKS	1,845,760	284,874,301	—	286,720,061

Rights/Warrants
Spain	1,293,226	—	—	1,293,226
United States	—	—	1,025,910	1,025,910

TOTAL RIGHTS/WARRANTS	1,293,226	—	1,025,910	2,319,136

Debt Obligations
Canada	—	118,310,139	—	118,310,139
Denmark	—	—	27,732,057	27,732,057
Iceland	—	—	76,968,544	76,968,544
Mexico	—	5,793,161	—	5,793,161
Puerto Rico	—	15,244,798	—	15,244,798
United Kingdom	—	49,224,963	—	49,224,963
United States	668,897,112	2,104,461,332	53,069,169	2,826,427,613

TOTAL DEBT OBLIGATIONS	668,897,112	2,293,034,393	157,769,770	3,119,701,275

Options Purchased	12,836,460	215,114,305	63,664,734	291,615,499
Short-Term Investments	3,767,854,216	440,198,265	—	4,208,052,481

Total Investments	8,705,892,365	7,286,320,892	236,333,610	16,228,546,867

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$92,045,160	$—	$92,045,160
Futures Contracts
Equity Risk	1,128,096	—	—	1,128,096
Swap Contracts
Inflation Risk	—	807,119	—	807,119
Credit Risk	—	3,402,598	—	3,402,598
Interest Rate Risk	—	120,903,602	—	120,903,602

Total	$8,707,020,461	$7,503,479,371	$236,333,610	$16,446,833,442

Liability Valuation Inputs
Common Stocks
China	$(30,363,726)	$—	$—	$(30,363,726)
Japan	—	(5,610,849)	—	(5,610,849)
United Kingdom	—	(7,917,198)	—	(7,917,198)
United States	(189,053,851)	—	—	(189,053,851)

TOTAL COMMON STOCKS	(219,417,577)	(13,528,047)	—	(232,945,624)

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	(77,978,509)	—	(77,978,509)
Futures Contracts
Equity Risk	(2,853)	—	—	(2,853)
Interest Rate Risk	(16,082)	—	—	(16,082)
Written Options
Equity Risk	(4,437,790)	—	—	(4,437,790)
Foreign Currency Risk	—	(6,618,803)	—	(6,618,803)
Interest Rate Risk	—	(95,714,607)	—	(95,714,607)
Swap Contracts
Inflation Risk	—	(3,554,723)	—	(3,554,723)
Credit Risk	—	(1,516,946)	—	(1,516,946)
Equity Risk**	—	—	(5,410,738)	(5,410,738)
Interest Rate Risk	—	(98,505,827)	—	(98,505,827)

Total	$(223,874,302)	$(297,417,462)	$(5,410,738)	$(526,702,502)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,062,477,279	$—	$—	$1,062,477,279
Short-Term Investments	566,605	—	—	566,605

Total Investments	1,063,043,884	—	—	1,063,043,884

Total	$1,063,043,884	$—	$—	$1,063,043,884

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,280,164,608	$—	$—	$1,280,164,608
Short-Term Investments	435,123	—	—	435,123

Total Investments	1,280,599,731	—	—	1,280,599,731

Total	$1,280,599,731	$—	$—	$1,280,599,731

Description	Level 1	Level 2	Level 3	Total
Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,960,259	$—	$—	$1,960,259
Canada	18,428,625	—	2,536,973	20,965,598
Mexico	6,345,000	—	—	6,345,000
Netherlands	12,432,384	—	—	12,432,384
Norway	—	6,988,664	—	6,988,664
Romania	—	15,670,235	—	15,670,235
South Korea	—	1,525,963	—	1,525,963
United Kingdom	—	18,398,460	—	18,398,460
United States	311,188,508	—	—	311,188,508

TOTAL COMMON STOCKS	350,354,776	42,583,322	2,536,973	395,475,071

Preferred Stocks
Argentina	192,623	—	—	192,623
South Korea	—	13,880,446	—	13,880,446
United States	326,700	—	—	326,700

TOTAL PREFERRED STOCKS	519,323	13,880,446	—	14,399,769

Rights/Warrants
Argentina	—	6,936,249	—	6,936,249
Canada	49,796	—	—	49,796
United States	8,760,367	—	—	8,760,367

TOTAL RIGHTS/WARRANTS	8,810,163	6,936,249	—	15,746,412

Investment Funds
Romania	—	18,697,290	—	18,697,290

TOTAL INVESTMENT FUNDS	—	18,697,290	—	18,697,290

Debt Obligations
Argentina	—	6,129,309	—	6,129,309
Canada	—	20,438,794	—	20,438,794
Iceland	—	—	31,281,455	31,281,455
Puerto Rico	—	23,918,476	—	23,918,476
United States	—	11,630,000	—	11,630,000

TOTAL DEBT OBLIGATIONS	—	62,116,579	31,281,455	93,398,034

Options Purchased	50,300	—	—	50,300
Short-Term Investments	237,055,526	—	—	237,055,526

Total Investments	596,790,088	144,213,886	33,818,428	774,822,402

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	2,014,956	—	2,014,956
Futures Contracts
Physical Commodity Contract Risk	756,211	—	—	756,211
Swap Contracts
Credit Risk	—	604,598	—	604,598

Total	$597,546,299	$146,833,440	$33,818,428	$778,198,167

Liability Valuation Inputs
Derivatives*
Futures Contracts
Physical Commodity Contract Risk	$(814,000)	$—	$—	$(814,000)
Written Options
Equity Risk	(2,414,050)	—	—	(2,414,050)
Swap Contracts
Credit Risk	—	(927,272)	—	(927,272)

Total	$(3,228,050)	$(927,272)	$—	$(4,155,322)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,758,017,144	$—	$—	$1,758,017,144
Debt Obligations
Asset-Backed Securities	—	—	265,736	265,736
U.S. Government	—	290,516,360	—	290,516,360

TOTAL DEBT OBLIGATIONS	—	290,516,360	265,736	290,782,096

Short-Term Investments	304,572	—	—	304,572

Total Investments	1,758,321,716	290,516,360	265,736	2,049,103,812

Total	$1,758,321,716	$290,516,360	$265,736	$2,049,103,812

Consolidated Systematic Global Macro Opportunity Fund
Asset Valuation Inputs
Mutual Funds	$479,163,056	$—	$—	$479,163,056
Short-Term Investments	859,911,640	—	—	859,911,640

Total Investments	1,339,074,696	—	—	1,339,074,696

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	11,366	—	11,366
Futures Contracts
Equity Risk	—	9,004,253	—	9,004,253
Interest Rate Risk	420,945	—	—	420,945
Physical Commodity Contract Risk	352,857	—	—	352,857

Total	$1,339,848,498	$9,015,619	$—	$1,348,864,117

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(747,736)	$—	$(747,736)
Futures Contracts
Equity Risk	(1,545,587)	(2,345,451)	—	(3,891,038)
Interest Rate Risk	(1,880,380)	—	—	(1,880,380)
Physical Commodity Contract Risk	(110,481)	—	—	(110,481)

Total	$(3,536,448)	$(3,093,187)	$—	$(6,629,635)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Risk is the correlation between equity risk and foreign currency risk.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the period ended November 30, 2015, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*		Balances as of November 30, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2015
Alpha Only Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$489,465	**	$—		$489,465	$—

Total	$—	$—	$—	$—	$—	$—	$489,465		$—		$489,465	$—

Benchmark-Free Allocation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$3,914,059	**	$(3,914,059	)***	$—	$—
South Africa	231	—	—	—	—	(18)	—		(213	)***	—	—
United Kingdom	—	5,801,986	(1,170,217)	—	24,664	1,426,741	—		(6,083,174	)***	—	—
Rights/Warrants
United States	1,139,900	—	—	—	—	—	—		(1,139,900	)***	—	—
Debt Obligations
Trade Claims											—	—
Iceland	2,776,975	69,899,532	—	—	—	(305,818)	—		(72,370,689	)***	—	—
Asset-Backed Securities												—
United States	1,599	—	—	740	—	(739)	—		(1,600	)***	—	—
Bank Loans												—
Canada	28,341,000	—	(28,200,000)	12,813	263,106	(416,919)	—		—	***	—	—
Denmark	—	25,979,406	—	308,385	—	(581,109)	—		(25,706,682	)***	—	—
Netherlands	8,181,637	—	(8,102,079)	—	(149,649)	70,091	—		—	***	—	—
United States	39,323,460	38,758,433	(21,944,457)	42,680	157,626	(231,632)	—		(56,106,110	)***	—	—
Purchased Options											—	—
United States	84,282,587	—	—	—	—	7,897,929	—		(92,180,516	)***	—	—

Total Investments	$164,047,389	$140,439,357	$(59,416,753)	$364,618	$295,747	$7,858,526	$3,914,059		$(257,502,943)		$—	$—

Derivatives
Swap Contracts	$2,645,708	$—	$—	$—	$—	$(5,537,823)	$—		$2,892,115	***	$—	$—

Total	$2,645,708	$—	$—	$—	$—	$(5,537,823)	$—		$2,892,115		$—	$—

Global Asset Allocation Fund
Debt Obligations
Asset-Backed Securities	$1,095,857	$—	$(525,810)	$33,146	$15,196	$(18,389)	$—		$—		$600,000	$6,836

Total	$1,095,857	$—	$(525,810)#	$33,146	$15,196	$(18,389)	$—		$—		$600,000	$6,836

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of November 30, 2015	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2015
Consolidated Implementation Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$5,157,806	**	$—	$5,157,806	$—
South Africa	231	—	—	—	—	(45)	—		—	186	(45)
United Kingdom	—	11,331,964	(1,170,218)	—	24,665	(1,471,207)	—		—	8,715,204	(1,471,207)
Rights/Warrants
United States	1,139,900	—	—	—	—	(113,990)	—		—	1,025,910	(113,990)
Debt Obligations
Trade Claims
Iceland	2,776,975	84,797,091	(8,582,296)	211	—	(2,023,437)	—		—	76,968,544	(2,023,227)
Asset-Backed Securities
United States	1,599	—	—	786	—	(786)	—		—	1,599	(786)
Bank Loans
Canada	28,341,000	—	(28,200,000)	—	282,000	(423,000)	—		—	—	—
Denmark	—	25,979,407	—	1,286,256	—	466,394	—		—	27,732,057	466,394
Netherlands	8,181,637	—	(8,102,079)	—	(149,649)	70,091	—		—	—	—
United States	39,323,460	94,442,293	(77,927,965)	84,347	172,088	(3,026,653)	—		—	53,067,570	(2,697,857)
Purchased Options
United States	84,282,587	—	(28,640,147)	—	6,703,182	1,319,112	—		—	63,664,734	1,319,112

Total Investments	$164,047,389	$216,550,755	$(152,622,705)	$1,371,600	$7,032,286	$(5,203,521)	$5,157,806		$—	$236,333,610	$(4,521,606)

Derivatives
Options	$—	$—	$(9,452,561)	$—	$9,452,561	$—	$—		$—	$—	$—
Swap Contracts	2,645,708	—	—	—	—	(8,056,446)	—		—	(5,410,738)	(8,056,446)

Total	$2,645,708	$—	$(9,452,561)	$—	$9,452,561	$(8,056,446)	$—		$—	$(5,410,738)	$(8,056,446)

Consolidated Special Opportunies Fund
Common Stocks
United States	$—	$2,790,044	$—	$—	$—	$(253,071)	$—		$—	$2,536,973	$(253,071)
Debt Obligations
Trade Claims	29,661,174	1,648,772	(4,704,653)	—	(1,488,427)	6,164,589	—		—	31,281,455	3,999,458

Total	$29,661,174	$4,438,816	$(4,704,653)	$—	$(1,488,427)	$5,911,518	$—		$—	$33,818,428	$3,746,387

Strategic Opportunities Allocation Fund
Debt Obligations
Asset-Backed Securities	$228,255	$—	$(19,115)	$6,218	$252	$50,126	$—		$—	$265,736	$51,280

Total	$228,255	$—	$(19,115)##	$6,218	$252	$50,126	$—		$—	$265,736	$51,280

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
***	Amounts shown represents adjustments due to deconsolidation at July 31, 2015.
#	Includes $99,943 of proceeds received from principal paydowns.
##	Includes $18,792 of proceeds received from principal paydowns.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure (based on each Fund’s net assets) as of November 30, 2015 were as follows:

Fund Name	Level 3 securities and derivatives
Alpha Only Fund	<1%
Benchmark-Free Allocation Fund	6%
Benchmark-Free Fund	6%
Global Asset Allocation Fund	5%
Global Developed Equity Allocation Fund	< 1%
Global Equity Allocation Fund	< 1%
Consolidated Implementation Fund	1%
International Developed Equity Allocation Fund	< 1%
International Equity Allocation Fund	< 1%
Consolidated Special Opportunities Fund	4%
Strategic Opportunities Allocation Fund	4%
Consolidated Systematic Global Macro Opportunity Fund	—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund	Sytematic Global Macro Opportunity Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Commodities Risk		X	X	X			X			X	X	X
Merger Arbitrage Risk		X	X	X			X			X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies (collectively, “Underlying Funds”) or in a wholly-owned subsidiary is exposed to the risks to which the Underlying Funds or wholly-owned subsidiary in which it invests are exposed as well as the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. Therefore, unless otherwise noted, the risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its Underlying Funds or a wholly-owned subsidiary.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its net asset value is expected to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk” below.

In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

A Fund’s investments in asset-backed securities are exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans to corporations, or a combination of bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees payable to service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also may affect the rights of holders of those underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the

United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and could increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

To the extent a Fund invests in Risk Premium Fund, the Fund is exposed to the risk that Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default)

differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gain, which, when distributed or allocated (as applicable), are taxable to shareholders at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

A Fund’s investment either directly or indirectly through a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investment, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives.

A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” above for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric — the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended ‘naked” short position) may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, in the case of Funds that are regulated investment companies for U.S. federal income tax purposes, they also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in Underlying Funds, including other GMO Funds, closed-end funds, money market funds, exchange-traded funds (“ETFs”) and other investment companies, or in a wholly-owned subsidiary are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds are also indirectly exposed to all of the risks of an investment in the Underlying Funds or a wholly-owned subsidiary.

Because a Fund bears the fees and expenses of any Underlying Fund or wholly-owned subsidiary in which it invests (absent reimbursement of those fees and expenses), the Fund will incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio, or invests through a new wholly-owned subsidiary. Because some Underlying Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies and therefore may be subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments through one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company act of 1940 Act, as amended (the “1940 Act”). This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in other GMO Funds that are not diversified.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Implementation Fund
•	Special Opportunities Fund
•	Systematic Global Macro Opportunity Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political, or other conditions. The Funds (other than Benchmark-Free Allocation Fund, Benchmark-Free Fund, Implementation Fund and Systematic Global Macro Opportunity Fund) normally do not take temporary defensive positions. Benchmark- Free Allocation Fund, Benchmark-Free Fund, Implementation Fund and Systematic Global Macro Opportunity Fund may take temporary defensive positions if deemed prudent by GMO.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

At November 30, 2015, only Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund, held derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund.

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies (and in the case of Special Opportunities Fund, commodities) without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Special Opportunities Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). Alpha Only Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Benchmark-Free Fund and Implementation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, related options, and swap contracts, in an attempt to reduce its investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e., the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Systematic Global Macro Opportunity Fund

The Fund invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts as well as making other investments.

The Fund may use derivatives to gain long and/or short investment exposure to global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, related options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Funds may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

*                 *                 *

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2015, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Benchmark Free Allocation Fund*	Benchmark- Free Fund	Consolidated Implementation Fund	Consolidated Special Opportunities Fund**	Systematic Global Macro Opportunity Fund***
Forward currency contracts
Adjust currency exchange rate risk						X
Adjust exposure to foreign currencies	X	X	X	X	X	X
Manage against anticipated currency exchange rate changes		X		X
Futures contracts
Adjust interest rate exposure		X		X		X
Maintain the diversity and liquidity of the portfolio		X	X	X		X
Substitute for direct investment					X	X
Adjust exposure to certain securities markets						X
To hedge some or all of the broad market exposure of the underlying Funds and assets in which the Fund invests	X
Options (Purchased)
Substitute for direct equity investment		X		X
Achieve returns from the decline in an equity investment					X
Adjust currency exchange rate risk		X		X
Adjust exposure to foreign currencies		X		X
Adjust interest rate exposure		X		X
Options (Written)
Substitute for direct equity investment		X	X	X	X
Adjust currency exchange rate risk		X		X
Adjust exposure to foreign currencies		X		X
Adjust interest rate exposure		X		X
Swap contracts
Adjust interest rate exposure		X		X
Achieve exposure to a reference entity’s credit		X		X	X
Adjust exposure to foreign currencies		X		X
Rights and/or warrants
Received as a result of corporate actions	X	X	X	X	X

*	Benchmark-Free Allocation Fund held no derivatives directly during the period ended November 30, 2015. The table shows how Implementation Fund used these derivatives during the period ended July 31, 2015.

**	Certain derivatives are held by Special Opportunities Fund’s wholly-owned subsidiary.
***	Certain derivatives are held by Systematic Global Macro Opportunity Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended November 30, 2015, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Benchmark-Free Allocation Fund
Outstanding, beginning of period	72,772,000	—	$1,573,407	10,729,386,357	—	$178,226,879
Options written	2,558,058,500	4,296	96,413,376	4,473,073,500	7,337	163,247,192
Options bought back	(2,285,282,000)	—	(88,882,857)	(10,423,274,357)	(7,337)	(174,045,102)
Options expired	—	—	—	(361,674,000)	—	(5,099,201)
Options exercised*	(345,548,500)	(4,296)	(9,103,926)	(4,417,511,500)	—	(162,329,768)

Outstanding, end of period	—	—	$—	—	—	$—

Benchmark-Free Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	—	417	574,257	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	417	$574,257	—	—	$—

Consolidated Implementation Fund
Outstanding, beginning of period	72,772,000	—	$1,573,407	10,729,386,357	—	$178,226,880
Options written	2,558,058,500	29,823	118,573,652	4,652,503,500	19,673	170,601,934
Options bought back	(2,430,826,000)	(14,961)	(101,486,062)	(10,602,704,357)	(7,337)	(180,283,935)
Options expired	—	(1,705)	(8,055,135)	(361,674,000)	—	(5,099,202)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	200,004,500	13,157	$10,605,862	4,417,511,500	12,336	$163,445,677

Consolidated Special Opportunities Fund
Outstanding, beginning of period	—	7,430	$2,275,055	—	2,146	$841,681
Options written	—	3,360	4,064,588	—	—	—
Options bought back	—	(5,480)	(4,123,920)	—	(1,600)	(242,653)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	(109)	(189,716)

Outstanding, end of period	—	5,310	$2,215,723	—	437	$409,312

*	Amount shown represents adjustment due to deconsolidation at July 31, 2015.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if a Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of November 30, 2015:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$37,658	$—	$—	$—	$—	$37,658

Total	$—	$—	$37,658	$—	$—	$—	$—	$37,658

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(196,009)	$—	$—	$—	$(196,009)
Unrealized Depreciation on Futures Contracts	—	—	(16,590,938)	—	—	—	—	(16,590,938)

Total	$—	$—	$(16,590,938)	$(196,009)	$—	$—	$—	$(16,786,947)

Benchmark-Free Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$300,385	$—	$—	$—	$—	$300,385
Unrealized Appreciation on Forward Currency Contracts	—	—	—	2,605,561	—	—	—	2,605,561
Unrealized Appreciation on Future Contracts	—	—	270,247	—	—		—	270,247

Total	$—	$—	$570,632	$2,605,561	$—	$—	$—	$3,176,193

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(107,393)	$—	$—	$—	$(107,393)
Unrealized Depreciation on Futures Contracts	—	—	(6,174)	—	—	—	—	(6,174)
Written Options, at value	—	—	(500,400)	—	—	—	—	(500,400)

Total	$—	$—	$(506,574)	$(107,393)	$—	$—	$—	$(613,967)

Consolidated Implementation Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$2,319,136	$—	$—	$—	$—	$2,319,136
Investments, at value (purchased options)	—	—	76,501,194	87,251,537	—	127,862,768	—	291,615,499
Unrealized Appreciation on Forward Currency Contracts	—	—	—	92,045,160	—		—	92,045,160
Unrealized Appreciation on Future Contracts	—	—	1,128,096	—	—	—	—	1,128,096
Unrealized Appreciation on Swap Contracts	3,402,598	—	—	—	807,119	120,903,602	—	125,113,319

Total	$3,402,598	$—	$79,948,426	$179,296,697	$807,119	$248,766,370	$—	$512,221,210

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(77,978,509)	$—	$—	$—	$(77,978,509)
Unrealized Depreciation on Futures Contracts	—	—	(2,853)	—	—	(16,082)	—	(18,935)
Written Options, at value	—	—	(4,437,790)	(6,618,803)	—	(95,714,607)	—	(106,771,200)
Unrealized Depreciation on Swap Contracts	(1,516,946)	—	(5,410,738)	—	(3,554,723)	(98,505,827)	—	(108,988,234)

Total	$(1,516,946)	$—	$(9,851,381)	$(84,597,312)	$(3,554,723)	$(194,236,516)	$—	$(293,756,878)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Special Opportunities Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$8,810,163	$—	$—	$—	$6,936,249	$15,746,412
Investments, at value (purchased options)	—	—	50,300	—	—	—	—	50,300
Unrealized Appreciation on Forward Currency Contracts	—	—	—	2,014,956	—	—	—	2,014,956
Unrealized Appreciation on Future Contracts	—	756,211	—	—	—	—	—	756,211
Unrealized Appreciation on Swap Contracts	604,598	—	—	—	—	—	—	604,598

Total	$604,598	$756,211	$8,860,463	$2,014,956	$—	$—	$6,936,249	$19,172,477

Liabilities:
Unrealized Depreciation on Futures Contracts	$—	$(814,000)	$—	$—	$—	$—	$—	$(814,000)
Written Options, at value	—	—	(2,414,050)	—	—	—	—	(2,414,050)
Unrealized Depreciation on Swap Contracts	(927,272)	—	—	—	—	—	—	(927,272)

Total	$(927,272)	$(814,000)	$(2,414,050)	$—	$—	$—	$6,936,249	$(4,155,322)

Consolidated Systematic Global Macro Opportunity Fund
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$11,366	$—	$—	$—	$11,366
Unrealized Appreciation on Futures Contracts	—	352,857	9,004,253	—	—	420,945	—	9,778,055

Total	$—	$352,857	$9,004,253	$11,366	$—	$420,945	$—	$9,789,421

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(747,736)	$—	$—	$—	$(747,736)
Unrealized Depreciation on Futures Contracts	—	(110,481)	(3,891,038)	—	—	(1,880,380)	—	$(5,881,899)

Total	$—	$(110,481)	$(3,891,038)	$(747,736)	$—	$(1,880,380)	$—	$(6,629,635)

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

The average derivative activity of notional amounts (forward currency contracts, futures contracts, swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended November 30, 2015:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options ($)	Options (Contracts)	Rights and/ or Warrants ($)
Alpha Only Fund	4,758,284	1,667,200,048	—	—	—	20,158
Benchmark-Free Allocation Fund*	8,176,363,312	258,047,492	25,534,857,659	1,089,886,690	87,741	534,580
Benchmark-Free Fund	48,481,270	4,517,511	—	—	93	33,376
Consolidated Implementation Fund	12,116,928,995	273,755,515	39,599,815,340	16,803,410,380	161,538	1,307,816
Consolidated Special Opportunities Fund	54,905,268	10,556,647	163,232,835	—	769,452	19,009,291
Consolidated Systematic Global Macro Opportunity Fund	572,517,877	1,489,278,272	—	—	—	—

*	Represents GMO Implementation Fund’s average derivative activity through July 31, 2015.

Subsequent events

Effective December 1, 2015, GMO Systematic Global Macro Opportunity Fund changed its name to GMO SGM Major Markets Fund and elected to change its U.S. federal income tax entity classification from that of a partnership to a corporation. The Fund further intends to elect and to qualify to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date:	January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Executive Officer

Date:	January 27, 2016

By (Signature and Title):	/s/ Carly Cushman
Carly Cushman, Principal Financial Officer

Date:	January 27, 2016